UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:

811-22175

ALPS ETF TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Andrea E. Kuchli, Esq., Secretary

ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Date of fiscal year end: November 30

Date of reporting period: December 1, 2017 – May 31, 2018

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT

May 31, 2018

Alerian MLP ETF (NYSE ARCA: AMLP)
Alerian Energy Infrastructure ETF (NYSE ARCA: ENFR)

An ALPS Advisors Solution

ALPS
A DST Company

Performance Overview
Alerian MLP ETF	1
Alerian Energy Infrastructure ETF	4
Disclosure of Fund Expenses	7
Financial Statements
Alerian MLP ETF
Schedule of Investments	8
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Alerian Energy Infrastructure ETF
Schedule of Investments	13
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	19
Additional Information	30
Board Considerations Regarding Approval of Investment Advisory Agreements	32

alpsfunds.com

Alerian MLP ETF

Performance Overview	May 31, 2018 (Unaudited)

INVESTMENT OBJECTIVE

The Alerian MLP ETF (the “Fund” or “AMLP”) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian MLP Infrastructure Index (the “Underlying Index” or “AMZI”). The Shares of the Fund are listed and trade on the New York Stock Exchange (“NYSE”) Arca under the ticker symbol AMLP. The Fund generally will invest in all of the securities that comprise the Index in proportion to their weightings in the Underlying Index.

The Underlying Index is a rules based, modified capitalization weighted, float-adjusted index intended to give investors a means of tracking the overall performance of the United States energy infrastructure Master Limited Partnership (“MLP”) asset class. The Underlying Index is comprised of energy infrastructure MLPs that earn a majority of their cash flow from the transportation, storage, and processing of energy commodities.

PERFORMANCE OVERVIEW

During the six-month period from December 1, 2017 to May 31, 2018, the Fund delivered a total return of 3.84% (3.54% NAV). This compares to the Fund’s Underlying Index, which was roughly flat (+0.10%) on a price-return basis but gained 4.03% on a total-return basis. The difference in the performance between the AMZI and AMLP is primarily attributable to the Fund’s operating expenses and the tax impact of the Fund’s C-corporation structure.

During the period, NGL Energy Partners (NGL) was added to the index in the December quarterly review.

For the first quarter of 2018 relative to the prior quarter, 16 of the 26 constituents in the index increased their distribution, eight constituents kept their distribution steady, and two constituents cut their distributions. While most names grew their distribution, the distribution cuts tended to add to the headline risk in the MLP space.

Turning to performance, MLPs gained in December and January as crude prices increased following OPEC’s November 30th decision to extend its production cuts through 2018. West Texas Intermediate (WTI) crude prices rallied from the mid-$50’s to reach the mid-$60’s per barrel by the end of January.

Despite the good start to the year, MLPs were pressured in February and March by a series of negative headlines, including distribution cuts, corporate reorganizations and unanticipated news from the Federal Energy Regulatory Commission (FERC). On March 15th, the FERC announced that MLPs could no longer include an income tax allowance in their cost-of-service pipeline rates. While only select assets of select MLPs will likely be impacted and cost-of-service pipeline rates are not necessarily decreasing, MLPs were broadly sold in a textbook example of a market overreaction.

MLPs recovered in April and May against a backdrop of rising crude prices. With WTI crude prices ending May at $67 per barrel, US oil and gas production is growing significantly at this price level, with US oil production exceeding that of Saudi Arabia for the first time in March. As volume-driven businesses, MLPs stand to benefit from this production growth, which results in more volumes to transport and process. The need for additional pipeline infrastructure is highlighted by the Permian Basin, where both crude and natural gas prices have seen widening discounts to benchmarks due to insufficient pipeline takeaway capacity.

While energy companies broadly have lagged the improvement in crude prices year-to-date, MLPs have been particularly pressured by headline risk. This noise has distracted from the underlying fundamentals, which are constructive. MLPs continue to announce new growth projects to meet infrastructure demand created by US oil and gas production growth. As the US becomes a major energy supplier for the world, infrastructure investment will be required to process hydrocarbons and transport them to end markets, which will increasingly be overseas. This dynamic supports cash flow growth for fee-based midstream assets.

 1 | May 31, 2018

Alerian MLP ETF

Performance Overview	May 31, 2018 (Unaudited)

Performance (as of May 31, 2018)

	6 Months	1 Year	3 Year	5 Year	Since Inception^
Alerian MLP ETF – NAV	3.54%	-6.83%	-7.32%	-2.96%	2.18%
Alerian MLP ETF – Market Price*	3.84%	-6.64%	-7.23%	-2.90%	2.21%
Alerian MLP Infrastructure Index	4.03%	-6.89%	-8.97%	-3.04%	4.61%
S&P 500® Total Return Index	3.16%	14.38%	10.97%	12.98%	15.34%

Total Expense Ratio (per the current prospectus) 0.85%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.877.398.8461. The Fund accrues deferred income taxes for future tax liabilities associated with the portion of MLP distributions considered to be a tax-deferred return of capital and for any net operating gains as well as capital appreciation of its investment. This deferred tax liability is reflected in the daily NAV and as a result the fund's after-tax performance could differ significantly from the underlying assets even if the pre-tax performance is closely tracked.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on August 24, 2010 with an Inception Date, the first day of trading on the NYSE ARCA, of August 25, 2010.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The Alerian MLP Infrastructure Index is comprised of 26 midstream energy Master Limited Partnerships and provides investors with an unbiased benchmark for the infrastructure component of this emerging asset class.

S&P 500® Total Return Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The Alerian MLP ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Fund.

 2 | May 31, 2018

Alerian MLP ETF

Performance Overview	May 31, 2018 (Unaudited)

Top 10 Holdings* (as of May 31, 2018)

Enterprise Products Partners LP	11.10%
Magellan Midstream Partners LP	10.93%
Energy Transfer Partners LP	10.18%
MPLX LP	8.66%
Williams Partners LP	8.51%
Plains All American Pipeline LP	8.34%
Buckeye Partners LP	4.42%
Western Gas Partners LP	4.35%
Andeavor Logistics LP	3.20%
DCP Midstream LP	3.18%
Total% of Top 10 Holdings	72.87%

*	% of Total Investments

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2018)

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 3 | May 31, 2018

Alerian Energy Infrastructure ETF

Performance Overview	May 31, 2018 (Unaudited)

INVESTMENT OBJECTIVE

The Alerian Energy Infrastructure ETF (the “Fund” or “ENFR”) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the “Underlying Index” or “AMEI”). As a secondary objective, the Fund seeks to provide total return through income and capital appreciation.

The Underlying Index is a composite of North American energy infrastructure companies engaged in the pipeline transportation, storage, and processing of energy commodities (also known as “midstream energy businesses”). Currently, each constituent is assigned to one of four categories: (i) U.S. Energy Infrastructure Master Limited Partnerships (“MLPs”) (ii) U.S. General Partners, (iii) U.S. Energy Infrastructure Companies, and (iv) Canadian Energy Infrastructure Companies. Each category is assigned an index weight of 25%.

PERFORMANCE OVERVIEW

During the six-month period of December 1, 2017 to May 31, 2018, the Fund delivered a total return of -0.68% (-0.77% NAV). This compares to the Fund’s Underlying Index, which fell 3.37% on a price-return basis and fell 0.36% on a total-return basis.

Antero Midstream GP (AMGP) was added to the index during the December 2017 quarterly review, while Antero Midstream Partners (AM) and Archrock Inc (AROC) were removed.

Energy infrastructure companies performed well in December and January against the backdrop of rising crude prices, following OPEC’s November 30th decision to extend production cuts through 2018.

Specific to the energy infrastructure space, there were a series of negative headlines in February and March that weighed on performance, including dividend cuts and corporate reorganizations. Macquarie Infrastructure Corp (MIC) announced a dividend cut, and NuStar GP Holdings (NSH) announced a distribution cut and plans to merge with its MLP, NuStar Energy (NS). On March 15th, the FERC announced that MLPs could no longer include an income tax allowance in their cost-of-service pipeline rates. At the same time, FERC announced a proposed rulemaking that would allow FERC to determine which interstate natural gas pipelines may be overearning given the lowered corporate tax rate and the change in policy regarding the income tax allowance for MLPs. While only select assets of select MLPs and corporations will likely be impacted and cost-of-service pipeline rates are not necessarily decreasing, energy infrastructure companies, particularly MLPs, were broadly sold in a textbook example of a market overreaction. Energy infrastructure companies recovered in April and May as oil prices increased.

While headline risk has been a headwind for the space, the underlying fundamentals for North American energy infrastructure are quite constructive. According to the International Energy Agency, the US and Canada combined produced 19.4 million barrels per day of crude and natural gas liquids in the first quarter of 2018 – accounting for nearly 20% of global supply. On the natural gas side, US production reached a new record high in March 2018, and Canadian natural gas production also continues to grow. This production growth creates opportunities for energy infrastructure companies to build new projects, providing visibility to cash flow growth.

 4 | May 31, 2018

Alerian Energy Infrastructure ETF

Performance Overview	May 31, 2018 (Unaudited)

Performance (as of May 31, 2018)

	6 Months	1 Year	3 Year	Since Inception^
Alerian Energy Infrastructure ETF - NAV	-0.77%	-1.67%	-3.65%	-0.18%
Alerian Energy Infrastructure ETF - Market Price*	-0.68%	-1.67%	-3.65%	-0.17%
Alerian Energy Infrastructure Index	-0.36%	-0.86%	-2.87%	0.66%
S&P 500® Total Return Index	3.16%	14.38%	10.97%	12.20%

Total Expense Ratio (per the current prospectus) 0.65%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For most current month-end performance data please visit www.alpsfunds.com or call 1.866.675.2639.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on November 1, 2013.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The Alerian Energy Infrastructure Index is comprised of 32 equity securities of issuers headquartered or incorporated in the United States and Canada that engage in the transportation, storage, and processing of energy commodities.

S&P 500® Total Return Index: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The Alerian Energy Infrastructure ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Fund.

 5 | May 31, 2018

Alerian Energy Infrastructure ETF

Performance Overview	May 31, 2018 (Unaudited)

Top 10 Holdings* (as of May 31, 2018)

ONEOK, Inc.	5.83%
SemGroup Corp.	5.49%
Enterprise Products Partners LP	5.48%
Magellan Midstream Partners LP	5.26%
Targa Resources Corp.	5.25%
OGE Energy Corp.	5.21%
Pembina Pipeline Corp.	5.20%
Energy Transfer Equity LP	4.98%
Kinder Morgan, Inc.	4.96%
Enbridge, Inc.	4.70%
Total% of Top 10 Holdings	52.36%

*	% of Total Investments

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2018)

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 6 | May 31, 2018

Alerian Exchange Traded Funds

Disclosure of Fund Expenses	May 31, 2018 (Unaudited)

Shareholder Expense Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2018.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expense Ratio(a)	Expenses Paid During Period 12/1/17 - 5/31/18(b)
Alerian MLP ETF
Actual	$1,000.00	$1,035.40	0.85%	$4.31
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	0.85%	$4.28
Alerian Energy Infrastructure ETF
Actual	$1,000.00	$992.30	0.65%	$3.23
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28

(a)	Annualized, based on the Fund's most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

 7 | May 31, 2018

Alerian MLP ETF

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Shares	Value
Master Limited Partnerships (99.98%)
Gathering & Processing | Natural Gas (30.45%)
Antero Midstream Partners LP	7,317,762	$221,362,300
DCP Midstream LP(a)	7,567,033	317,134,353
EnLink Midstream Partners LP	13,846,788	236,780,075
MPLX LP	24,060,923	864,027,745
Rice Midstream Partners LP(a)	6,124,327	113,116,320
Western Gas Partners LP(a)	8,394,570	433,747,432
Williams Partners LP	21,341,961	849,410,048
Total Gathering & Processing | Natural Gas		3,035,578,273

Pipeline Transportation | Natural Gas (28.84%)
Boardwalk Pipeline Partners LP	10,389,911	110,029,157
Dominion Energy Midstream Partners LP	4,106,186	52,559,181
Energy Transfer Partners LP	53,484,223	1,015,665,395
Enterprise Products Partners LP	38,314,022	1,107,275,236
EQT Midstream Partners LP(a)	4,904,495	273,817,956
Spectra Energy Partners LP	6,827,387	205,777,444
TC PipeLines LP(a)	4,521,356	109,959,378
Total Pipeline Transportation | Natural Gas		2,875,083,747

Pipeline Transportation | Petroleum (40.69%)
Andeavor Logistics LP	7,431,253	318,800,754
Buckeye Partners LP(a)	12,238,006	441,180,116
Enbridge Energy Partners LP	17,996,788	177,268,362
Genesis Energy LP(a)	9,127,653	200,443,260
Holly Energy Partners LP	3,492,643	102,613,851
Magellan Midstream Partners LP(a)	15,593,526	1,089,987,467
NGL Energy Partners LP(a)	9,356,586	100,115,470
NuStar Energy LP(a)	6,607,737	161,493,092
Phillips 66 Partners LP	4,389,393	229,565,254
Plains All American Pipeline LP	35,419,469	832,357,522
Shell Midstream Partners LP	10,347,162	231,672,957
Tallgrass Energy Partners LP(a)	3,894,274	170,062,946
Total Pipeline Transportation | Petroleum		4,055,561,051

Total Master Limited Partnerships
(Cost $9,713,927,637)		9,966,223,071

	7 Day Yield	Shares	Value
Short Term Investments (0.09%)
State Street Institutional Treasury Plus Money Market Fund	1.669%	9,380,600	9,380,600

Total Short Term Investments
(Cost $9,380,600)			9,380,600

Total Investments (100.07%)
(Cost $9,723,308,237)			$9,975,603,671

Liabilities in Excess of Other Assets (-0.07%)			(6,869,918)

Net Assets (100.00%)			$9,968,733,753

(a)	Affiliated Company. See Note 8 in Notes to Financial Statements.

See Notes to Financial Statements.

 8 | May 31, 2018

Alerian MLP ETF

Statement of Assets and Liabilities	May 31, 2018 (Unaudited)

ASSETS:
Investments, at value	$6,564,545,881
Investments in affiliates, at value	3,411,057,790
Cash held in escrow account (Note 3)	3,081,907
Interest receivable	31,648
Deferred tax asset (Note 2)	– (a)
Income tax receivable	9,482
Franchise tax receivable	142,936
Total Assets	9,978,869,644

LIABILITIES:
Payable to adviser	10,135,891
Total Liabilities	10,135,891
NET ASSETS	$9,968,733,753

NET ASSETS CONSIST OF:
Paid-in capital	$10,849,603,669
Accumulated net investment loss, net of deferred income taxes	(431,852,782)
Accumulated net realized loss on investments, net of deferred income taxes	(701,285,850)
Net unrealized appreciation on investments, net of deferred income taxes	252,268,716
NET ASSETS	$9,968,733,753

INVESTMENTS, AT COST	$6,438,988,251
INVESTMENTS IN AFFILIATES, AT COST	3,284,319,986

PRICING OF SHARES
Net Assets	$9,968,733,753
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	965,362,100
Net Asset Value, offering and redemption price per share	$10.33

(a)	Net Deferred Tax Asset of $131,411,825 is offset 100% by Valuation Allowance.

See Notes to Financial Statements.

 9 | May 31, 2018

Alerian MLP ETF

Statement of Operations	For the Six Months Ended May 31, 2018 (Unaudited)

INVESTMENT INCOME:
Distributions from master limited partnerships	$386,504,314
Less return of capital distributions	(386,504,314)
Total Investment Income	–

EXPENSES:
Investment adviser fee	41,223,743
Total Expenses	41,223,743
NET INVESTMENT LOSS, BEFORE INCOME TAXES	(41,223,743)
Deferred income tax benefit/(expense)	–
NET INVESTMENT LOSS	(41,223,743)

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on investments, before income taxes	72,850
Net realized loss on affiliated investments, before income taxes	(17,776,200)
Deferred income tax benefit/(expense)	–
Net realized loss	(17,703,350)
Net change in unrealized appreciation on investments, before income taxes	590,736,309
Net change in unrealized depreciation on affiliated investments, before income taxes	(136,233,018)
Deferred income tax benefit/(expense)	–
Net change in unrealized appreciation	454,503,291
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	436,799,941
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$395,576,198

See Notes to Financial Statements.

 10 | May 31, 2018

Alerian MLP ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2018 (Unaudited)	For the Year Ended November 30, 2017
OPERATIONS:
Net investment loss	$(41,223,743)	$(182,634,315)
Net realized loss	(17,703,350)	(62,647,432)
Net change in unrealized appreciation/(depreciation)	454,503,291	(774,374,707)
Net increase/(decrease) in net assets resulting from operations	395,576,198	(1,019,656,454)

DISTRIBUTIONS TO SHAREHOLDERS:
From tax return of capital	(391,873,550)	(738,470,998)
Total distributions	(391,873,550)	(738,470,998)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	1,947,280,656	2,858,164,282
Cost of shares redeemed	(1,387,533,328)	(1,072,772,241)
Net increase from share transactions	559,747,328	1,785,392,041

Net increase in net assets	563,449,976	27,264,589

NET ASSETS:
Beginning of period	9,405,283,777	9,378,019,188
End of period *	$9,968,733,753	$9,405,283,777
*Including accumulated net investment loss, net of deferred income taxes of:	$(431,852,782)	$(390,629,039)

OTHER INFORMATION:
SHARE TRANSACTIONS:
Beginning shares	907,362,100	761,612,100
Shares sold	189,250,000	238,500,000
Shares redeemed	(131,250,000)	(92,750,000)
Shares outstanding, end of period	965,362,100	907,362,100

See Notes to Financial Statements.

 11 | May 31, 2018

Alerian MLP ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2018 (Unaudited)		For the Year Ended November 30, 2017	For the Year Ended November 30, 2016	For the Year Ended November 30, 2015	For the Year Ended November 30, 2014	For the Year Ended November 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$10.37		$12.31	$12.25	$18.10	$17.69	$16.32

INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)	(0.04)		(0.22)	0.04	(0.13)	(0.16)	(0.09)
Net realized and unrealized gain/(loss) on investments	0.41		(0.86)	1.04	(4.53)	1.70	2.53
Total from investment operations	0.37		(1.08)	1.08	(4.66)	1.54	2.44

DISTRIBUTIONS:
From net realized gains	–		–	–	–	(0.73)	–
From tax return of capital	(0.41)		(0.86)	(1.02)	(1.19)	(0.40)	(1.07)
Total distributions	(0.41)		(0.86)	(1.02)	(1.19)	(1.13)	(1.07)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.04)		(1.94)	0.06	(5.85)	0.41	1.37
NET ASSET VALUE, END OF PERIOD	$10.33		$10.37	$12.31	$12.25	$18.10	$17.69
TOTAL RETURN(b)	3.54%		(9.27)%	9.76%	(26.84)%	8.82%	15.16%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$9,968,734		$9,405,284	$9,378,019	$7,203,754	$9,349,001	$7,384,685

RATIO TO AVERAGE NET ASSETS:
Expenses (excluding net current and deferred tax expenses/benefits and franchise tax expense)	0.85	%(c)	0.85%	0.85%	0.85%	0.85%	0.85%
Expenses (including net current and deferred tax expenses/benefits)(d)	0.85	%(c)	0.41%	1.42%	(11.40)%	5.43%	8.56%
Expenses (including current and deferred tax expenses/benefits)(e)	0.85	%(c)	1.81%	(0.36)%	1.57%	0.55%	0.55%
Net investment loss (excluding deferred tax expenses/benefits and franchise tax expense)	(0.85	)%(c)	(0.85)%	(0.85)%	(0.85)%	(0.85)%	(0.85)%
Net investment income/(loss)(including deferred tax expenses/benefits)(e)	(0.85	)%(c)	(1.81)%	0.36%	(1.57)%	(0.55)%	(0.55)%
PORTFOLIO TURNOVER RATE(f)	4%		23%	31%	21%	29%	12%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net assets value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Includes amount of current and deferred taxes/benefits for all components of the Statement of Operations.

(e)	Includes amount of current and deferred tax benefit associated with net investment income/(loss).

(f)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

 12 | May 31, 2018

Alerian Energy Infrastructure ETF

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Shares	Value
Canadian Energy Infrastructure Companies (24.52%)
Energy (24.52%)
AltaGas, Ltd.	37,428	$734,646
Enbridge, Inc.	59,053	1,834,988
Gibson Energy, Inc.	31,121	427,236
Inter Pipeline, Ltd.	83,106	1,569,695
Keyera Corp.	44,508	1,247,776
Pembina Pipeline Corp.	58,410	2,031,691
TransCanada Corp.	43,425	1,817,915
Total Energy		9,663,947

Total Canadian Energy Infrastructure Companies
(Cost $11,380,919)		9,663,947

U.S. Energy Infrastructure Companies (25.89%)
Energy (21.33%)
Kinder Morgan, Inc.	116,103	1,936,598
ONEOK, Inc.	33,383	2,275,386
SemGroup Corp., Class A	84,720	2,143,416
Targa Resources Corp.	42,129	2,048,733
Total Energy		8,404,133

Industrials (4.56%)
Macquarie Infrastructure Corp.	46,443	1,797,344

Total U.S. Energy Infrastructure Companies
(Cost $12,263,129)		10,201,477

U.S. Energy Infrastructure MLPs (24.52%)
Energy (24.52%)
Andeavor Logistics LP	10,735	460,531
Buckeye Partners LP	18,102	652,577
Cheniere Energy Partners LP	4,903	176,410
Energy Transfer Equity LP	112,588	1,945,521
Enterprise Products Partners LP	73,987	2,138,224
EQT GP Holdings LP	2,815	69,756
Magellan Midstream Partners LP	29,393	2,054,571
MPLX LP	36,855	1,323,463
NuStar GP Holdings LLC	3,234	44,144
Phillips 66 Partners LP	6,135	320,860
Shell Midstream Partners LP	14,472	324,028
Western Gas Equity Partners LP	4,188	153,700
Total Energy		9,663,785

Total U.S. Energy Infrastructure MLPs
(Cost $11,346,251)		9,663,785

U.S. General Partners (24.10%)
Energy (10.20%)
Antero Midstream GP LP	21,884	421,267
EnLink Midstream LLC	18,395	321,912
Plains GP Holdings LP, Class A	45,400	1,115,478
Tallgrass Energy GP LP	15,812	340,116

See Notes to Financial Statements.

 13 | May 31, 2018

Alerian Energy Infrastructure ETF

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Shares	Value
Energy (continued)
The Williams Cos., Inc.	67,757	$1,819,953
Total Energy		4,018,726

Utilities (13.90%)
CenterPoint Energy, Inc.	69,531	1,816,845
Dominion Energy, Inc.	25,393	1,629,977
OGE Energy Corp.	58,055	2,033,086
Total Utilities		5,479,908

Total U.S. General Partners
(Cost $11,175,069)		9,498,634

	7 Day Yield	Shares	Value
Short Term Investments (0.04%)
State Street Institutional Treasury Plus Money Market Fund	1.669%	14,920	14,920

Total Short Term Investments
(Cost $14,920)			14,920

Total Investments (99.07%)
(Cost $46,180,288)			$39,042,763

Net Other Assets and Liabilities (0.93%)			368,114

Net Assets (100.00%)			$39,410,877

See Notes to Financial Statements.

 14 | May 31, 2018

Alerian Energy Infrastructure ETF

Statement of Assets and Liabilities	May 31, 2018 (Unaudited)

ASSETS:
Investments, at value	$39,042,763
Cash held in escrow account (Note 3)	9,382
Receivable for Investments Sold	299,875
Dividends receivable	89,570
Total Assets	39,441,590

LIABILITIES:
Payable to adviser	30,713
Total Liabilities	30,713
NET ASSETS	$39,410,877

NET ASSETS CONSIST OF:
Paid-in capital	$45,560,440
Accumulated net investment income	114,767
Accumulated net realized gain	873,725
Net unrealized depreciation	(7,138,055)
NET ASSETS	$39,410,877

INVESTMENTS, AT COST	$46,180,288

PRICING OF SHARES
Net Assets	$39,410,877
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	1,800,000
Net Asset Value, offering and redemption price per share	$21.89

See Notes to Financial Statements.

 15 | May 31, 2018

Alerian Energy Infrastructure ETF

Statement of Operations	For the Six Months Ended May 31, 2018 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,260,118
Foreign taxes withheld	(44,606)
Total Investment Income	1,215,512

EXPENSES:
Investment adviser fees	135,377
Total Expenses	135,377
NET INVESTMENT INCOME	1,080,135

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on investments	118,286
Net realized loss on foreign currency transactions	(811)
Net realized gain	117,475
Net change in unrealized depreciation on investments	(1,839,788)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	37
Net change in unrealized depreciation	(1,839,751)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(1,722,276)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(642,141)

See Notes to Financial Statements.

 16 | May 31, 2018

Alerian Energy Infrastructure ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2018 (Unaudited)	For the Year Ended November 30, 2017
OPERATIONS:
Net investment income	$1,080,135	$1,127,429
Net realized gain	117,475	278,219
Net change in unrealized depreciation	(1,839,751)	(2,284,049)
Net decrease in net assets resulting from operations	(642,141)	(878,401)

DISTRIBUTIONS:
From net investment income	(414,009)	(671,029)
Dividends to shareholders from tax return of capital	–	(376,837)
Total distributions	(414,009)	(1,047,866)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	4,606,602	28,328,448
Cost of shares redeemed	(6,509,915)	(2,388,525)
Net increase/(decrease) from share transactions	(1,903,313)	25,939,923
Net increase/(decrease) in net assets	(2,959,463)	24,013,656

NET ASSETS:
Beginning of period	42,370,340	18,356,684
End of period *	$39,410,877	$42,370,340

*Including accumulated net investment income/(loss) of:	$114,767	$(551,359)

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,900,000	800,000
Shares sold	200,000	1,200,000
Shares redeemed	(300,000)	(100,000)
Shares outstanding, end of period	1,800,000	1,900,000

See Notes to Financial Statements.

 17 | May 31, 2018

Alerian Energy Infrastructure ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2018 (Unaudited)		For the Year Ended November 30, 2017	For the Year Ended November 30, 2016	For the Year Ended November 30, 2015	For the Year Ended November 30, 2014	For the Period November 1, 2013 (Commencement of Operations) to November 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$22.30		$22.95	$18.97	$28.55	$24.86	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.57		0.79	0.80	0.83	0.85	0.06
Net realized and unrealized gain/(loss) on investments	(0.76)		(0.72)	3.95	(9.78)	3.40	(0.20)
Total from investment operations	(0.19)		0.07	4.75	(8.95)	4.25	(0.14)

DISTRIBUTIONS:
From net investment income	(0.22)		(0.47)	(0.63)	(0.48)	(0.56)	–
Tax return of capital	–		(0.25)	(0.14)	(0.15)	–	–
Total distributions	(0.22)		(0.72)	(0.77)	(0.63)	(0.56)	–

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.41)		(0.65)	3.98	(9.58)	3.69	(0.14)
NET ASSET VALUE, END OF PERIOD	$21.89		$22.30	$22.95	$18.97	$28.55	$24.86
TOTAL RETURN(b)	(0.77)%		0.21%	25.63%	(31.83)%	17.12%	(0.56)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$39,411		$42,370	$18,357	$12,331	$17,131	$3,729

Ratio of expenses to average net assets	0.65	%(c)	0.65%	0.65%	0.65%	0.65%	0.65	%(c)
Ratio of net investment income to average net assets	5.19	%(c)	3.39%	4.04%	3.31%	2.98%	3.21	%(c)
PORTFOLIO TURNOVER RATE(d)	11%		37%	38%	47%	27%	0%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net assets value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

 18 | May 31, 2018

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2018 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2018, the Trust consisted of twenty separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the Alerian MLP ETF and the Alerian Energy Infrastructure ETF (each a “Fund” and collectively, the “Funds”).

The investment objective of the Alerian MLP ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian MLP Infrastructure Index. The investment objective of the Alerian Energy Infrastructure ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index. The investment advisor uses a “passive management” or indexing investment approach to try to achieve each Fund’s investment objective. Each Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Each Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (“the NYSE Arca”). Each Fund issues and redeems Shares at net asset value (“NAV”), in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Funds’ NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

19 | May 31, 2018

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2018 (Unaudited)

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, and Limited Partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments at May 31, 2018:

Alerian MLP ETF

Investments in Securities at Value*	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Master Limited Partnerships	$9,966,223,071	$–	$–	$9,966,223,071
Short Term Investments	9,380,600	–	–	9,380,600
TOTAL	$9,975,603,671	$–	$–	$9,975,603,671

20 | May 31, 2018

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2018 (Unaudited)

Alerian Energy Infrastructure ETF

Investments in Securities at Value*	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Canadian Energy Infrastructure Companies	$9,663,947	$–	$–	$9,663,947
U.S. Energy Infrastructure Companies	10,201,477	–	–	10,201,477
U.S. Energy Infrastructure MLPs	9,663,785	–	–	9,663,785
U.S. General Partners	9,498,634	–	–	9,498,634
Short Term Investments	14,920	–	–	14,920
TOTAL	$39,042,763	$–	$–	$39,042,763

*	For a detailed breakdown of sectors, see the accompanying Schedule of Investments.

Each Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2018, the Funds did not have any transfers between Level 1 and Level 2 securities. The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

C. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

D. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the last in, first out (“LIFO”) cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Interest income, if any, is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

E. Dividends and Distributions to Shareholders

Each Fund intends to declare and make quarterly distributions, or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Alerian Energy Infrastructure ETF, if any, are distributed at least annually. Distributions from net investment income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

Distributions received from each Fund’s investments in Master Limited Partnerships (“MLPs”) may be comprised of both income and return of capital. Each Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the six months ended May 31, 2018, the Alerian MLP ETF distributed $391,873,550 of which 100% is anticipated to be characterized as return of capital from MLP distributions received.

The Alerian MLP ETF also expects a portion of the distributions it receives from MLPs to be treated as a tax deferred return of capital, thus reducing the Alerian MLP ETF’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Funds when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Funds.

21 | May 31, 2018

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2018 (Unaudited)

F. Federal Income Taxation and Tax Basis Information

Alerian MLP ETF

The Fund is taxed as a regular C-corporation for federal income tax purposes and as such is obligated to pay federal and state income tax. This treatment differs from most investment companies, which elect to be treated as “regulated investment companies” under the Internal Revenue Code of 1986, as amended (the “Code”) in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. The Fund expects that substantially all of the distributions it receives from MLPs may be treated as a tax-deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce your return from an investment in the Fund.

Since the Fund will be subject to taxation on its taxable income, the NAV of the Fund shares will also be reduced by the accrual of any deferred tax liabilities. The Underlying Index however is calculated without any deductions for taxes. As a result, the Fund's after tax performance could differ significantly from the Underlying Index even if the pretax performance of the Fund and the performance of Underlying Index are closely related.

Cash distributions from MLPs to the Fund that exceed the Fund’s allocable share of such MLP’s net taxable income are considered a tax deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in the Fund’s adjusted tax basis in the MLP equity securities will increase the amount of any taxable gain (or decrease the amount of any tax loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate the deferred tax liability for purposes of financial statement reporting and determining the Fund’s NAV. From time to time, the Adviser will modify the estimates or assumptions related to the Fund’s deferred tax liability as new information becomes available. The Fund will generally compute deferred income taxes based on the federal income tax rate applicable to corporations and an assumed rate attributable to state taxes.

The Tax Cuts and Jobs Act (“TCJA”) was signed into law on December 22, 2017. The TCJA includes changes to the corporate income tax rate, alternative minimum tax (“AMT”), and modifications to the net operating loss (“NOL”) deduction. Prior to enactment, the highest marginal federal income tax rate was 35%. The TCJA reduced the corporate rate to a flat income tax rate of 21%. The change in the rate was reflected in the Fund's NAV at the time the new tax law was enacted. The Fund may also be subject to a 20% AMT to the extent that the Fund's alternative minimum tax exceeds the Fund's regular federal income tax. For tax years beginning after December 31, 2017 the TCJA repealed the corporate AMT. The TCJA also eliminated the NOL carryback ability and replaced the 20 year carryforward period with an indefinite carryforward period for any NOLs arising in tax years ending after December 31, 2017. The TCJA also established a limitation for any NOLs generated in tax years beginning after December 31, 2017 to the lesser of the aggregate of available NOLs or 80% of taxable income before any NOL utilization. These changes may affect the Fund’s daily estimates of its current taxes and deferred tax liability and/or asset balances used in the calculation of its daily NAV. The Fund will be evaluating this tax legislation for its potential effects on these estimates and for its potential effects on the amounts of income taxes actually incurred. This recent tax legislation may also affect information provided to the Fund by MLPs, information that may not be provided to the Fund on a timely basis. As disclosed above, the daily estimate of current taxes and deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary significantly from the Fund’s actual tax liability or benefit, which may have a material impact on the Fund’s NAV. The Fund may modify its estimates and assumptions regarding its current taxes and deferred tax liability and/or asset balances as this evaluation of the tax legislation occurs and as new information regarding the legislation or other matters becomes available, such modifications in estimates or assumptions may have a material impact on the Fund’s NAV.

The Fund’s income tax expense/(benefit) consists of the following:

Alerian MLP ETF	Period ended May 31, 2018
	Current	Deferred	Total
Federal	$–	$212,850,476	$212,850,476
State	–	(733,651)	(733,651)
Valuation Allowance	–	(212,116,825)	(212,116,825)
Total tax expense/(benefit)	$–	$–	$–

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

22 | May 31, 2018

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2018 (Unaudited)

Components of the Fund’s deferred tax assets and liabilities are as follows:

Alerian MLP ETF	As of May 31, 2018
Deferred tax assets:
Capital loss carryforward	$393,911,960
Net operating loss carryforward	431,155,686
Income recognized from MLP investments	270,943,241
Charitable contribution carryforward	598,118
Credit for prior year minimum tax	331,761
Accrued franchise taxes	36,080
Valuation allowance	(131,411,825)
Less Deferred tax liabilities:
Net unrealized gain on investment securities	(965,556,829)
Other	(8,192)
Net Deferred Tax Asset/Liability	$–

Due to the activities of the MLPs that the fund is invested in, the Fund is required to pay franchise tax in certain states. Generally speaking, franchise tax expense is a tax on equity of a corporation, or base minimum fees, imposed by various jurisdictions. The amounts of the tax are estimated throughout the year based upon the Fund's estimate of underlying activities conducted in the states and reconciled to actual amounts paid upon the filing of the tax returns for the states. These taxes are paid as either estimated tax payments, extension payments, or with the tax return filings of the various states.

The net operating loss carryforward is available to offset future taxable income. The Fund has net operating loss carryforwards for federal income tax purposes as follows:

Alerian MLP ETF	Period-Ended	Amount	Expiration
Federal	11/30/2012	$92,112,756	11/30/2032
Federal	11/30/2013	349,770,934	11/30/2033
Federal	11/30/2014	64,228,395	11/30/2034
Federal	11/30/2015	270,791,678	11/30/2035
Federal	11/30/2016	481,506,187	11/30/2036
Federal	11/30/2017	325,814,104	11/30/2037
Federal	11/30/2018	250,926,383	Indefinite
Total		$1,835,150,437

The Fund also has state tax net operating loss carryforwards of various amounts per state. The Deferred Tax Assets associated with these state tax net operating losses are as follows:

Alerian MLP ETF	Period-Ended	Amount	Expiration
State	11/30/2012	$2,427,559	Varies by State (5-20 years)
State	11/30/2013	8,323,408	Varies by State (5-20 years)
State	11/30/2014	1,500,663	Varies by State (5-20 years)
State	11/30/2015	7,185,746	Varies by State (5-20 years)
State	11/30/2016	11,572,162	Varies by State (5-20 years)
State	11/30/2017	3,270,061	Varies by State (5-20 years)
State	11/30/2018	11,494,495	Varies by State
Total		$45,774,094

23 | May 31, 2018

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2018 (Unaudited)

The capital loss carryforward is available to offset future taxable income. The capital loss can be carried forward for 5 years and, accordingly, would begin to expire as of November 30, 2020. The Fund has net capital loss carryforwards for federal income tax purposes as follows:

Alerian MLP ETF	Year-Ended	Amount	Expiration
Federal	11/30/2015	$504,879,549	11/30/2020
Federal	11/30/2016	651,931,137	11/30/2021
Federal	11/30/2017	195,667,832	11/30/2022
Federal	11/30/2018	319,473,774	11/30/2023
Total		$1,671,952,292

The Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Fund are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the Fund in those years. Any NOL generated in the current year can be carried forward indefinitely and any NOL generated in prior years is eligible for a two year carryback and 20 year carryforward period.

Based upon the Fund’s assessment, it has determined that it is “more-likely-than-not” that a portion of its deferred tax assets will not be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established for the Fund’s deferred tax assets. The Fund will continue to assess the need for a valuation allowance in the future. Significant increases in the fair value of its portfolio of investments may change the Fund’s assessment of the recoverability of these assets and may result in the removal of the valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

Total income tax expense/(benefit) (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 21% to net investment income and realized and unrealized gain/(losses) on investment before taxes as follows:

Alerian MLP ETF	As of May 31, 2018
Income tax expense at statutory rate	$83,071,002
State income tax benefit (net of federal benefit)	10,126,751
Permanent differences, net	(2,889,644)
Effect of tax rate change*	121,754,881
Other	53,835
Valuation allowance	(212,116,825)
Net income tax expense	$–

*	The tax rate change listed in the table above is reflective of the change in deferred tax assets and liabilities due to the federal corporate tax rate change enacted by the TCJA as of December 22, 2017. For tax years beginning after December 31, 2017, corporations will be taxed at a flat rate of 21%.

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits:

Alerian MLP ETF	Inception to May 31, 2018
Unrecognized tax benefit - Beginning	$–
Gross increases - tax positions in prior period	–
Gross decreases - tax positions in prior period	–
Gross increases - tax positions in current period	–
Settlement	–
Lapse of statute of limitations	–
Unrecognized tax benefit - Ending	$–

24 | May 31, 2018

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2018 (Unaudited)

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period from inception to May 30, 2018, the Fund had no accrued penalties or interest.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. Tax periods ended November 30, 2014 through November 30, 2017 remain subject to examination by tax authorities in the United States. Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Alerian Energy Infrastructure ETF

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2018.

No provision for income taxes is included in the accompanying financial statements, as the Alerian Energy Infrastructure ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Alerian Energy Infrastructure ETF evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2018, the Alerian Energy Infrastructure ETF did not have a liability for any unrecognized tax benefits. The Alerian Energy Infrastructure ETF files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

At November 30, 2017, the Fund had available for tax purposes unused capital loss carryforwards as follows:

	Short-Term	Long-Term
Alerian Energy Infrastructure ETF	$618,957	$172,110

The tax character of the distributions paid during the fiscal year ended November 30, 2017 was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2017
Alerian Energy Infrastructure ETF	$671,029	$–	$376,837

As of May 31, 2018, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Alerian MLP ETF	Alerian Energy Infrastructure ETF
Cost of investments for income tax purposes	$6,942,044,533	$43,556,775
Gross appreciation (excess of value over tax cost)	$3,922,494,476	$3,858,516
Gross depreciation (excess of tax cost over value)	(888,935,338)	(8,372,528)
Net unrealized appreciation/(depreciation)	$3,033,559,138	$(4,514,012)

The difference between cost amounts for financial statement purposes is due primarily to the recognition of pass-through income from a Fund’s investments in master limited partnerships and wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2018.

25 | May 31, 2018

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2018 (Unaudited)

G. Lending of Portfolio Securities

The Alerian Energy Infrastructure ETF (the “Fund”) has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non- U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions. As of May 31, 2018, the Fund had no securities on loan.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as each Fund's investment adviser pursuant to advisory agreements with the Trust on behalf of each Fund (the “Advisory Agreements”). Pursuant to the Advisory Agreements, each Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis as a percentage of the relevant Fund's average daily net assets as set out below.

Fund		Advisory Fee
Alerian MLP ETF	0.85%	up to and including $10 billion
	0.80%	greater than $10 billion up to and including $15 billion
	0.755%	greater than $15 billion up to and including $20 billion
	0.715%	greater than $20 billion
Alerian Energy Infrastructure ETF	0.65%

Capitalized terms used but not defined within this paragraph, shall have the respective meanings given to them in the Board Considerations Regarding Approval of Investment Advisory Agreement section of this Semi-Annual Report (“Board Considerations”). As discussed in the Board Considerations, the Adviser is an indirect wholly owned subsidiary of DST and on April 16, 2018, DST was acquired by SS&C resulting in a change of control of the Adviser. As discussed in the Board Considerations, in order for the Adviser to continue to serve as the investment adviser to the applicable Funds, among other approvals, the Board approved an Interim Advisory Agreement between the Adviser and the Trust, on behalf of the Funds. The Interim Advisory Agreement is effective for the earlier of 150 days from the close of the Transaction or the date of shareholder approval of the New Advisory Agreement. Under the terms of the Interim Advisory Agreement, the unitary management fee paid to the Adviser will be held in escrow until shareholder approval of the New Advisory Agreement is obtained and is reported as Cash held in escrow account on the Statement of Assets and Liabilities.

26 | May 31, 2018

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2018 (Unaudited)

Out of the unitary management fees, the Adviser pays substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for taxes, interest expenses, distribution fees or expenses, brokerage expenses, and extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of the each Fund's business. The Adviser’s unitary management fee is designed to pay substantially all the Funds’ expenses and to compensate the Adviser for providing services for each Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Funds.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, both the Chairman of the Board and Chairman of the Audit Committee each receives a quarterly retainer of $2,000, in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2018, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Alerian MLP ETF	$433,516,601	$1,872,720,281
Alerian Energy Infrastructure ETF	4,827,549	4,479,637

For the year ended May 31, 2018, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Alerian MLP ETF	$1,946,863,537	$–
Alerian Energy Infrastructure ETF	4,606,437	6,506,249

For the six months ended May 31, 2018, the Alerian Energy Infrastructure ETF had in-kind net realized gain of $406,318.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. MASTER LIMITED PARTNERSHIPS

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is distributed to both common and subordinated units and generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

27 | May 31, 2018

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2018 (Unaudited)

6. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

7. RELATED PARTY TRANSACTIONS

The Fund engaged in cross trades between other funds in the Trust during the six months ended May 31, 2018 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds of the Trust pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the six months ended May 31, 2018, were as follows:

Fund	Purchase cost paid	Sale proceeds received	Realized gain/(loss) on sales
Alerian MLP ETF	$339,821	$-	$-
Alerian Energy Infrastructure ETF	-	339,821	11,404

8. AFFILIATED COMPANIES

As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

For the six months ended May 31, 2018, the Alerian MLP ETF held shares in the following affiliates, as defined by the Investment Company Act of 1940.

Security Name	Share Balance as of November 30, 2017	Purchases	Purchases In-Kind	Sales	Corporate Actions	Share Balance as of May 31, 2018	Market Value as of May 31, 2018	Dividends*	Change in Unrealized Gain (Loss)	Realized Gain/(Loss)
Master Limited Partnerships
Buckeye Partners LP	11,471,355	108,120	2,400,700	(1,742,169)	–	12,238,006	$441,180,116	$–	$(82,766,127)	$(728,366)
DCP Midstream LP	7,380,879	29,300	1,491,251	(1,334,397)	–	7,567,033	317,134,353	–	60,986,537	2,579,940
EQT Midstream Partners LP	4,781,272	21,500	965,894	(864,171)	–	4,904,495	273,817,956	–	(47,210,694)	(2,377,253)
Genesis Energy LP	8,762,589	166,500	1,786,549	(1,587,985)	–	9,127,653	200,443,260	–	17,327,365	(3,471,085)
Magellan Midstream Partners LP	15,052,756	721,000	3,013,227	(3,193,457)	–	15,593,526	1,089,987,467	–	82,596,864	(1,525,995)
NGL Energy Partners LP	–	9,000,898	1,660,873	(1,305,185)	–	9,356,586	100,115,470	–	(19,675,886)	(371,254)
NuStar Energy LP	6,453,764	12,300	1,305,271	(1,163,598)	–	6,607,737	161,493,092	–	(11,044,696)	(6,027,850)
Rice Midstream Partners LP	5,981,093	12,400	1,208,742	(1,077,908)	–	6,124,327	113,116,320	–	(9,799,790)	(100,720)
TC PipeLines LP	4,253,931	118,200	880,303	(731,078)	–	4,521,356	109,959,378	–	(103,886,662)	(731,843)
Tallgrass Energy Partners LP	3,835,924	–	771,319	(712,969)	–	3,894,274	170,062,946	–	8,200,781	(1,929,125)
Western Gas Partners LP	8,181,076	34,500	1,654,002	(1,475,008)	–	8,394,570	433,747,432	–	75,055,573	(1,155,039)
							$3,411,057,790	$–	$(30,216,735)	$(15,838,590)

28 | May 31, 2018

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2018 (Unaudited)

Security Name	Share Balance as of November 30, 2017	Purchases	Purchases In-Kind	Sales	Corporate Actions	Share Balance as of May 31, 2018	Market Value as of May 31, 2018	Dividends*	Change in Unrealized Gain (Loss)	Realized Gain/(Loss)
Investments no longer affiliated as of May 31, 2018
Dominion Energy Midstream Partners LP	3,944,909	45,300	806,206	(690,229)	–	4,106,186	$52,559,181	$–	$(71,203,513)	$(1,230,556)
Enbridge Energy Partners LP	17,579,625	37,300	3,553,212	(3,173,349)	–	17,996,788	177,268,362	–	(66,059,053)	(2,375,593)
MPLX LP	23,433,562	119,500	4,739,004	(4,231,143)	–	24,060,923	864,027,745	–	31,246,283	1,668,539
							$1,093,855,288	$–	$(106,016,283)	$(1,937,610)

GRAND TOTAL							$4,504,913,078	$–	$(136,233,018)	$(17,776,200)

*	100% of the Income received was estimated as Return of Capital

9. SHAREHOLDER MEETING

A Special Meeting of Shareholders of the Funds, each a series of the Trust, was held at the offices of ALPS Fund Services, Inc., at 1290 Broadway, Suite 1100, Denver, CO 80203 on May 31, 2018. At the meeting, the following matters were voted on by the Shareholders. The results of the Special Meeting of Shareholders are noted below:

Proposal 1: To approve a new investment advisory agreement (the “New Advisory Agreement”) between the Trust, on behalf of each Fund, and the Adviser.

	Shares Voted In Favor	Shares Voted Against/Withheld or Abstentions	Proposal Approved
Alerian MLP ETF	449,508,257	12,404,439	Yes

Proposal 2: To approve a proposal that would authorize the Adviser to enter into and materially amend sub-advisory agreements in the future with wholly-owned sub-advisers and unaffiliated sub-advisers, with the approval of the Board, but without obtaining additional Shareholder approval.

	Shares Voted In Favor	Shares Voted Against/Withheld or Abstentions	Proposal Approved
Alerian MLP ETF	224,374,038	237,538,658	No

Alerian Energy Infrastructure ETF adjourned to a new special shareholder meeting date of August 3, 2018.

10. SUBSEQUENT EVENTS

With respect to the Alerian MLP ETF, effective June 29, 2018, the Fund changed its primary benchmark for performance comparison purposes from the S&P 500 Index to the Alerian MLP Index. The Adviser made this recommendation to the Board because the Fund's new primary benchmark, the Alerian MLP Index, more closely aligns with the Fund's investment strategies and investment restrictions. In addition, effective June 29, 2018, the breakpoints to the Fund's unitary advisory fee as a percentage of net assets changed to the following: (i) 0.85% for average net assets up to and including $10 billion, (ii) 0.80% for average net assets greater than $10 billion up to and including $15 billion, (iii) 0.70% for average net assets greater than $15 billion up to and including $20 billion, (iv) 0.55% for average net assets greater than $20 billion up to and including $25 billion, and (v) 0.40% for average net assets greater than $25 billion.

29 | May 31, 2018

Alerian Exchange Traded Funds

Additional Information	May 31, 2018 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Funds’ proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. Form N-Q for each Fund will be available on the SEC’s website at www.sec.gov. Each Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Fund’s Form N-Q will be available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION

The Fund designates the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2017:

	Qualified Dividend Income	Dividend Received Deduction
Alerian Energy Infrastructure ETF	100.00%	48.71%

In early 2018, if applicable, shareholders of record received this information for the distribution paid to them by the Fund during the calendar year 2017 via Form 1099. The Fund will notify shareholders in early 2019 of amounts paid to them by the Fund, if any, during the calendar year 2018.

LICENSING AGREEMENTS

Alerian (the “Licensor”) has entered into an index licensing agreement with ALPS Advisors Inc. (the “Advisor”) with respect to each of the Alerian MLP ETF and the Alerian Energy Infrastructure ETF, to allow the Adviser’s use of AMZI and AMEI. The following disclosure relates to the Licensor:

Alerian is the designer of the construction and methodology for the underlying index (each an “Underlying Index”) for each of the Alerian MLP ETF and the Alerian Energy Infrastructure ETF (each a “Fund” and collectively, the “Funds”). “Alerian,” “Alerian MLP Infrastructure Index,” “Alerian Energy Infrastructure Index,” “Alerian Index Series” and “AMZI” are service marks or trademarks of Alerian. Alerian acts as brand licensor for each Underlying Index. Alerian is not responsible for the descriptions of either Underlying Index or the Funds that appear herein. Alerian is not affiliated with the Trust, the Adviser or the Distributor.

Neither Fund is issued, sponsored, endorsed, sold or promoted by Alerian (“Licensor”) or its affiliates. Licensor makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Alerian MLP Infrastructure Index (“Index”) to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined, composed and calculated by Licensor without regard to the Licensee or the Fund. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the issuance, administration, marketing or trading of either Fund and is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of either Fund or in the determination or calculation of the NAV of the relevant Fund. Alerian MLP Infrastructure Index, Alerian MLP Infrastructure Total Return Index, AMZI and AMZIX are trademarks of GKD Index Partners, LLC and their general use is granted under a license from GKD Index Partners, LLC.

LICENSOR DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO THE INDEX OR DATA. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO LICENSEE OR FOR ANY OTHER USE. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

30 | May 31, 2018

Alerian Exchange Traded Funds

Additional Information	May 31, 2018 (Unaudited)

The Adviser does not guarantee the accuracy and/or the completeness of either Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by either Fund, owners of the Shares of the relevant Fund or any other person or entity from the use of either Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to either Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of either Underlying Index, even if notified of the possibility of such damages.

(Applicable to the Alerian Energy Infrastructure ETF only)

The Underlying Index is the exclusive property of GKD Index Partners LLC d/b/a Alerian, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) (“S&P Dow Jones Indices”) to calculate and maintain the Underlying Index. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“SPFS”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed to S&P Dow Jones Indices. “Calculated by S&P Dow Jones Indices” and its related stylized mark(s) have been licensed for use by Alerian.

The Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices, SPFS, Dow Jones or any of their affiliates (collectively, “S&P Dow Jones Indices Entities”). S&P Dow Jones Indices Entities do not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. S&P Dow Jones Indices Entities only relationship to Alerian with respect to the Underlying Index is the licensing of certain trademarks, service marks and trade names of S&P Dow Jones Indices Entities and for the providing of calculation and maintenance services related to the Underlying Index. S&P Dow Jones Indices Entities are not responsible for and have not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P Dow Jones Indices Entities have no obligation or liability in connection with the administration, marketing or trading of the Fund. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within the Underlying Index is not a recommendation by S&P Dow Jones Indices Entities to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES ENTITIES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES ENTITIES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES ENTITIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ALERIAN, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES ENTITIES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.

31 | May 31, 2018

Alerian Exchange Traded Funds

Board Considerations Regarding Approval of Investment Advisory Agreements	May 31, 2018 (Unaudited)

At an in-person meeting held on March 5, 2018, the Board of Trustees of the Trust (the “Board” or the “Trustees”), including the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act, as amended (the “Independent Trustees”), evaluated a proposal to approve each of (i) the continuance of the investment advisory agreements between the Trust and ALPS Advisors, Inc. (the “Adviser” or “AAI”) with respect to the Alerian MLP ETF (“AMLP”) and the Alerian Energy Infrastructure ETF (“ENFR”) (each “a Fund” and collectively the “Funds”) (the “Existing Advisory Agreements”); (ii) a new investment advisory agreement between the Adviser and the Trust on behalf of each Fund (the “New Advisory Agreement”); and (iii) an interim investment advisory agreement between the Adviser and the Trust on behalf of each Fund (the “Interim Advisory Agreement” and together with the Existing Advisory Agreements and New Advisory Agreement, the “Advisory Agreements”). The Independent Trustees also met separately to consider the Advisory Agreements.

Consideration by the Board of the New Advisory Agreement and Interim Advisory Agreement was necessary because DST Systems, Inc. (“DST”), the ultimate parent company to the Adviser, had entered into an agreement to be acquired by SS&C Technologies Holdings, Inc. (“SS&C”) (the “Transaction”). Because the Adviser would be acquired along with DST, the closing of the Transaction (the “Closing”) may be deemed a change in control with respect to the Adviser. The Closing occurred on April 16, 2018. This change in control with respect to the Adviser may be deemed to trigger an “assignment” of the Existing Advisory Agreements under the Investment Company Act of 1940, as amended (the “1940 Act”). As required by the 1940 Act, the Existing Advisory Agreements provide for their automatic termination in the event of an assignment, and therefore, the Existing Advisory Agreements automatically terminated upon Closing. In order for the Adviser to continue as the Funds’ investment adviser, the Board and the Fund’s shareholders must approve the New Advisory Agreement which would take effect, if approved, upon the date of such shareholder approval. As of the date of this report, the New Advisory Agreement with respect to ENFR has not received shareholder approval and efforts to secure such shareholder approval are ongoing. As of the date of this report, the New Advisory Agreement with respect to AMLP has received shareholder approval. The Interim Advisory Agreement approved by the Board permits the Adviser to continue as investment adviser to ENFR from the date of the Closing until the Fund’s shareholders approve the New Advisory Agreement, subject to a maximum term of 150 days.

In evaluating the Advisory Agreements, the Independent Trustees considered various factors, including (i) the nature, extent and quality of the services provided (or to be provided) by AAI with respect to the applicable Fund under the Advisory Agreements; (ii) the advisory fees and other expenses paid by the Fund compared to those of similar funds managed by other investment advisers; (iii) the costs of the services provided to the Fund by AAI and the profits realized by AAI and its affiliates from its relationship to the Fund; (iv) the extent to which economies of scale have been or would be realized if and as the assets of the Fund grow and whether fees reflect the economies of scale for the benefit of shareholders; and (v) any additional benefits and other considerations.

With respect to the nature, extent and quality of the services provided (or to be provided) by AAI under the Advisory Agreements, the Independent Trustees considered and reviewed information concerning the services provided (or to be provided) under the Advisory Agreements, the investment parameters of the index of each Fund, financial information regarding AAI and its parent company, information describing AAI’s current organization and the background and experience of the persons responsible for the day-to-day management of the Funds.

The Independent Trustees reviewed information on the performance of each Fund and its applicable benchmark. The Independent Trustees also evaluated the correlation and tracking error between each underlying index and its corresponding Fund’s performance. Based on their review, the Independent Trustees found that the nature and extent of services provided to each Fund under the Advisory Agreements was appropriate and that the quality was satisfactory.

The Independent Trustees noted that the advisory fees for each Fund were unitary fees pursuant to which AAI assumes all expenses of the Funds (including the cost of transfer agency, custody, fund administration, legal, audit and other services) other than the payments under the Advisory Agreements, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

With respect to advisory fee rates, the Independent Trustees noted the following:

The net advisory fee rate for each Fund is higher than the median of its Broadridge expense group. The expense ratio for each Fund is higher than the median of its expense group.

With respect to AMLP, the Independent Trustees took into account, among other things, supplemental information provided by the Adviser showing AMLP’s total expenses were in line with the total expenses of peer groups deemed by the Adviser to be more comparable, including peer groups comprised of (i) the master limited partnership (“MLP”) asset class as a whole and (ii) exchange-traded products focused solely on MLP investments. The Independent Trustees also considered the additional costs and expenses incurred by AAI in managing and administering the Fund and that AMLP’s investment advisory fee schedule included breakpoints.

32 | May 31, 2018

Alerian Exchange Traded Funds

Board Considerations Regarding Approval of Investment Advisory Agreements	May 31, 2018 (Unaudited)

The Board took into account, among other things, the brand recognition of the Funds’ index provider and the fees charged by the index provider for licensing its indexes.

Based on the foregoing, and the other information available to them, the Independent Trustees concluded that the advisory fee rate for each of the Funds was reasonable under the circumstances and in light of the quality of the services provided.

The Independent Trustees considered other benefits available to AAI because of its relationship with the Funds and concluded that the advisory fees were reasonable taking into account any such benefits.

The Independent Trustees also considered with respect to each Fund the information provided by AAI about the costs and profitability of AAI with respect to each of the Funds. The Independent Trustees reviewed and noted the relatively small size of ENFR in considering economies of scale that may be realized by AAI. With respect to AMLP, the Independent Trustees noted that while the Fund has experienced some growth over the prior year, the Fund’s asset levels have not yet recovered to its historic highs and had declined over the most recent period. The Independent Trustees determined that they would continue to evaluate whether further economies of scale have been achieved on an ongoing basis.

With respect to AMLP, the Independent Trustees considered, among other things the brand recognition of AMLP’s index provider as well as the trading volumes of the Fund and the narrow trading spreads. The Independent Trustees considered the breakpoint schedule adopted previously and whether the breakpoints would benefit shareholders and appropriately reflect economies of scale achieved by AAI with respect to AMLP should AMLP’s assets increase, noting also the volatility of the asset class and that AMLP’s assets were still below historical highs. Upon discussion, the Independent Trustees determined that the advisory fee rate for the Fund reflects an appropriate sharing of economies of scale.

In voting to renew each Existing Advisory Agreement and approve each New Advisory Agreement and Interim Advisory Agreement, the Independent Trustees concluded that the terms of each Advisory Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Independent Trustees considered relevant in the exercise of their reasonable business judgment. The Independent Trustees did not identify any single factor or group of factors as all important or controlling and considered all factors together.

33 | May 31, 2018

SEMI-ANNUAL REPORT

May 31, 2018

ALPS Equal Sector Weight ETF (NYSE ARCA: EQL)

An ALPS Advisors Solution

ALPS
A DST Company

Performance Overview	1
Disclosure of Fund Expenses	3
Schedule of Investments	4
Statement of Assets & Liabilities	5
Statement of Operations	6
Statements of Changes In Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Additional Information	14
Board Considerations Regarding Approval of Investment Advisory Agreement	15

alpsfunds.com

ALPS Equal Sector Weight ETF

Performance Overview	May 31, 2018 (Unaudited)

Investment Objective

The ALPS Equal Sector Weight ETF (the “Fund”) seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the NYSE® Select Sector Equal Weight IndexSM (the “Underlying Index”).

The Underlying Index is an index of ETFs comprised of all active Select Sector SPDR® ETFs in an equal weighted portfolio. These are the Consumer Discretionary Select Sector SPDR® Fund, Consumer Staples Select Sector SPDR® Fund, Materials Select Sector SPDR® Fund, Energy Select Sector SPDR® Fund, Technology Select Sector SPDR® Fund, Utilities Select Sector SPDR® Fund, Financial Select Sector SPDR® Fund, Industrial Select Sector SPDR® Fund, Health Care Select Sector SPDR® Fund and Real Estate Select Sector SPDR® Fund (each, an “Underlying Sector ETF” and collectively, the “Underlying Sector ETFs”). In order to track the Underlying Index, the Fund will use a “fund of funds” approach, and seek to achieve its investment objective by investing at least 90% of its total assets in the shares of the Underlying Sector ETFs.

The Underlying Index is designed to track performance of the equally weighted Underlying Sector ETFs. Accordingly, the Underlying Index is rebalanced to an equal weighting quarterly during the months of March, June, September, and December.

Each Underlying Sector ETF is an “index fund” that invests in the equity securities of companies in a particular sector or group of industries. The objective of each Underlying Sector ETF is to track its respective underlying sector index by replicating the securities in the underlying sector index. Together, the ten Underlying Sector ETFs represent the Underlying Index as a whole.

Performance (as of May 31, 2018)

	6 Months	1 Year	3 Year	5 Year	Since Inception^
ALPS Equal Sector Weight ETF - NAV	0.75%	10.35%	8.70%	11.04%	14.34%
ALPS Equal Sector Weight ETF - Market Price*	0.73%	10.43%	8.72%	11.04%	14.37%
NYSE® Select Sector Equal Weight Index**	-0.26%	8.09%	6.45%	8.90%	12.22%
S&P 500® Total Return Index	3.16%	14.38%	10.97%	12.98%	15.58%

Total Expense Ratio (per the current Prospectus) 0.51%. Net Expense Ratio (per the current Prospectus) 0.48%. Net expense ratio reflects the reimbursement of distribution fees for underlying sector ETFs. Please see the prospectus for additional information.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.675.2639.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on July 6, 2009 with an Inception Date, the first day of trading on the Exchange, of July 7, 2009.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

**	The Fund’s underlying index changed on October 2, 2017 from Bank of America Securities - Merrill Lynch Equal Sector Weight Index to NYSE® Select Sector Equal Weight Index due to the former index closing on October 4, 2017.

The NYSE® Select Sector Equal Weight Index consists of a strategy that holds all active Select Sector SPDR® ETFs in an equal-weighted portfolio.

S&P 500® Total Return Index: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. The indexes are reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The ALPS Equal Sector Weight ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Fund.

1 | May 31, 2018

ALPS Equal Sector Weight ETF

Performance Overview	May 31, 2018 (Unaudited)

The following table shows the sector weights of both the Fund and the S&P 500® as of May 31, 2018:

Sector Weighting Comparison (as of May 31, 2018)

	EQL*	S&P 500®	+/-
Energy	11.3%	6.3%	5.0%
Utilities	10.2%	2.8%	7.4%
Real Estate	10.1%	2.7%	7.4%
Consumer Discretionary	10.1%	12.9%	-2.8%
Technology	10.1%	27.8%	-17.7%
Materials	9.9%	2.8%	7.1%
Industrials	9.8%	9.9%	-0.1%
Healthcare	9.7%	13.9%	-4.2%
Financials	9.4%	14.2%	-4.8%
Consumer Staples	9.4%	6.7%	2.7%
Total	100.0%	100.0%

Source: S&P 500®

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2018)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 | May 31, 2018

ALPS Equal Sector Weight ETF

Disclosure of Fund Expenses	May 31, 2018 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2018.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expense Ratio(a)	Expenses Paid During Period 12/1/17 - 5/31/18(b)
ALPS Equal Sector Weight ETF
Actual	$1,000.00	$1,007.50	0.15%	$0.75
Hypothetical (5% return before expenses)	$1,000.00	$1,024.18	0.15%	$0.76

(a)	Annualized based on the Fund's most recent half-year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

3 | May 31, 2018

ALPS Equal Sector Weight ETF

Schedule of Investments	May 31, 2018 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE TRADED FUNDS (99.99%)
Consumer Discretionary (10.10%)
Consumer Discretionary Select Sector SPDR® Fund	148,374	$15,692,034
Consumer Staples (9.36%)
Consumer Staples Select Sector SPDR® Fund	293,070	14,553,856
Energy (11.34%)
Energy Select Sector SPDR® Fund	231,854	17,625,541
Financials (9.45%)
Financial Select Sector SPDR® Fund	540,562	14,692,475
Healthcare (9.69%)
Health Care Select Sector SPDR® Fund	182,762	15,061,417
Industrials (9.76%)
Industrial Select Sector SPDR® Fund	203,787	15,169,904
Materials (9.88%)
Materials Select Sector SPDR® Fund	263,839	15,350,153
Real Estate (10.14%)
Real Estate Select Sector SPDR® Fund	499,232	15,765,747
Technology (10.08%)
Technology Select Sector SPDR® Fund	224,192	15,671,021
Utilities (10.19%)
Utilities Select Sector SPDR® Fund(a)	310,568	15,835,862
TOTAL EXCHANGE TRADED FUNDS
(Cost $118,123,283)		155,418,010

	7 DAY YIELD	SHARES	VALUE
SHORT TERM INVESTMENTS (7.75%)
Money Market Fund (0.02%)
State Street Institutional Treasury Plus Money Market Fund	1.669%	29,090	29,090
Investments Purchased with Collateral from Securities Loaned (7.73%)
State Street Navigator Securities Lending Prime Portfolio, 1.77%		12,018,552	12,018,552

TOTAL SHORT TERM INVESTMENTS
(COST OF $12,047,642)			12,047,642
TOTAL INVESTMENTS (107.74%)
(Cost $130,170,925)			$167,465,652
NET LIABILITIES LESS OTHER ASSETS (-7.74%)			(12,035,408)
NET ASSETS (100.00%)			$155,430,244

(a)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $11,785,115

Common Abbreviations:

SPDR® - Standard & Poor's Depositary Receipts

See Notes to Financial Statements.

4 | May 31, 2018

ALPS Equal Sector Weight ETF

Statement of Assets and Liabilities	May 31, 2018 (Unaudited)

ASSETS:
Investments, at value	$167,465,652
Cash held in escrow account (Note 3)	9,313
Dividends receivable	3,161
Total Assets	167,478,126

LIABILITIES:
Payable to adviser	29,330
Payable for collateral upon return of securities loaned	12,018,552
Total Liabilities	12,047,882
NET ASSETS	$155,430,244

NET ASSETS CONSIST OF:
Paid-in capital	$111,151,523
Accumulated net investment loss	(18,220)
Accumulated net realized gain	7,002,214
Net unrealized appreciation	37,294,727
NET ASSETS	$155,430,244

INVESTMENTS, AT COST	$130,170,925

PRICING OF SHARES
Net Assets	$155,430,244
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	2,250,000
Net Asset Value, offering and redemption price per share	$69.08

See Notes to Financial Statements.

5 | May 31, 2018

ALPS Equal Sector Weight ETF

Statement of Operations	For the Six Months Ended May 31, 2018 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,801,717
Securities lending income	18,566
Total investment income	1,820,283

EXPENSES:
Investment adviser fees	307,124
Total expenses before waiver/reimbursement	307,124
Less fees waiver/reimbursement by investment adviser	(182,614)
Net Expenses	124,510
NET INVESTMENT INCOME	1,695,773
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain on investments	7,429,501
Net change in unrealized depreciation on investments	(7,855,477)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(425,976)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,269,797

See Notes to Financial Statements.

6 | May 31, 2018

ALPS Equal Sector Weight ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2018 (Unaudited)	For the Year Ended November 30, 2017
OPERATIONS:
Net investment income	$1,695,773	$3,390,145
Net realized gain	7,429,501	6,257,769
Net change in unrealized appreciation/(depreciation)	(7,855,477)	18,185,874
Net increase in net assets resulting from operations	1,269,797	27,833,788

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,735,129)	(4,499,673)
Total distributions	(1,735,129)	(4,499,673)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	6,915,900	18,897,952
Cost of shares redeemed	(17,303,875)	(16,339,186)
Net increase/(decrease) from share transactions	(10,387,975)	2,558,766
Net increase/(decrease) in net assets	(10,853,307)	25,892,881

NET ASSETS:
Beginning of period	166,283,551	140,390,670
End of period *	$155,430,244	$166,283,551

*Including accumulated net investment income/(loss) of:	$(18,220)	$21,136

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	2,400,000	2,350,000
Shares sold	100,000	300,000
Shares redeemed	(250,000)	(250,000)
Shares outstanding, end of year	2,250,000	2,400,000

See Notes to Financial Statements.

7 | May 31, 2018

ALPS Equal Sector Weight ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2018 (Unaudited)		For the Year Ended November 30, 2017	For the Year Ended November 30, 2016	For the Year Ended November 30, 2015		For the Year Ended November 30, 2014	For the Year Ended November 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$69.28		$59.74	$56.16	$57.01		$50.11	$39.79

INCOME FROM OPERATIONS:
Net investment income(a)	0.71		1.37	1.66	1.09		0.90	0.81
Net realized and unrealized gain/(loss)	(0.20)		10.03	3.11	(0.84)		6.90	10.35
Total from investment operations	0.51		11.40	4.77	0.25		7.80	11.16

DISTRIBUTIONS:
From net investment income	(0.71)		(1.86)	(1.19)	(1.10)		(0.90)	(0.84)
Total distributions	(0.71)		(1.86)	(1.19)	(1.10)		(0.90)	(0.84)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.20)		9.54	3.58	(0.85)		6.90	10.32
NET ASSET VALUE, END OF PERIOD	$69.08		$69.28	$59.74	$56.16		$57.01	$50.11
TOTAL RETURN(b)	0.75%		19.46%	8.62%	0.48%		15.71%	28.41%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$155,430		$166,284	$140,391	$140,407		$139,686	$110,245
Ratio of expenses excluding waiver/reimbursement to average net assets	0.37	%(c)	0.37%	0.37%	0.37%		0.37%	0.37%
Ratio of expenses including waiver/reimbursement to average net assets	0.15	%(c)	0.15%	0.15%	0.21	%(d)	0.34%	0.34%
Ratio of net investment income excluding waiver/reimbursement to average net assets	1.82	%(c)	1.92%	2.71%	1.78%		1.67%	1.77%
Ratio of net investment income including waiver/reimbursement to average net assets	2.04	%(c)	2.14%	2.93%	1.94	%(d)	1.70%	1.80%
Portfolio turnover rate(e)	3%		5%	13%	6%		3%	2%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices.

(c)	Annualized.

(d)	The effective expense ratio including waivers changed from 0.34% to 0.15% effective April 1, 2015 through March 31, 2016.

(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

8 | May 31, 2018

ALPS Equal Sector Weight ETF

Notes to Financial Statements	May 31, 2018 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2018, the Trust consists of twenty separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the ALPS Equal Sector Weight ETF (the “Fund”). The investment objective of the Fund is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the NYSE® Select Sector Equal Weight Index (the “Underlying Index”). The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. The Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

9 | May 31, 2018

ALPS Equal Sector Weight ETF

Notes to Financial Statements	May 31, 2018 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Exchange Traded Funds, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 -	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 -	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 -	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of inputs used to value the Fund’s investments at May 31, 2018:

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$155,418,010	$–	$–	$155,418,010
Short Term Investments
Money Market Fund	29,090	–	–	29,090
Investments Purchased with Collateral from
Securities Loaned	12,018,552	–	–	12,018,552
TOTAL	$167,465,652	$–	$–	$167,465,652

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2018, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

10 | May 31, 2018

ALPS Equal Sector Weight ETF

Notes to Financial Statements	May 31, 2018 (Unaudited)

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2018.

The tax character of the distributions paid during the fiscal year ended November 30, 2017 was as follows:

Ordinary Income
November 30, 2017
ALPS Equal Sector Weight ETF	$4,499,673

At November 30, 2017, the Fund had available for tax purposes unused post-enactment capital loss carryforwards as follows:

Fund	Short-Term	Long-Term
ALPS Equal Sector Weight ETF	$—	$356,705

As of May 31, 2018, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Gross appreciation (excess of value over tax cost)	$38,429,964
Gross depreciation (excess of tax cost over value)	(1,189,631)
Net unrealized appreciation (depreciation)	37,240,333
Cost of investments for income tax purposes	$130,225,319

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2018.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

G. Lending of Portfolio Securities

The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

11 | May 31, 2018

ALPS Equal Sector Weight ETF

Notes to Financial Statements	May 31, 2018 (Unaudited)

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of the Fund's securities lending agreement and related cash and non-cash collateral received as of May 31, 2018.

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS Equal Sector Weight ETF	$11,785,115	$12,018,552	$—	$12,018,552

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2018:

ALPS Equal Sector Weight ETF	Remaining contractual maturity of the agreement
Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$12,018,552	$—	$—	$—	$12,018,552
Total Borrowings					12,018,552
Gross amount of recognized liabilities for securities lending (collateral received)					$12,018,552

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.37% of the Fund’s average daily net assets.

The Adviser has agreed to waive 0.19% of its annual unitary fee payable by the Fund on a voluntary basis.

Capitalized terms used but not defined within this paragraph, shall have the respective meanings given to them in the Board Considerations Regarding Approval of Investment Advisory Agreement section of this Semi-Annual Report (“Board Considerations”). As discussed in the Board Considerations, the Adviser is an indirect wholly owned subsidiary of DST and on April 16, 2018, DST was acquired by SS&C resulting in a change of control of the Adviser. As discussed in the Board Considerations, in order for the Adviser to continue to serve as the investment adviser to the applicable Fund, among other approvals, the Board approved an Interim Advisory Agreement between the Adviser and the Trust, on behalf of the Funds. The Interim Advisory Agreement is effective for the earlier of 150 days from the close of the Transaction or the date of shareholder approval of the New Advisory Agreement. Under the terms of the Interim Advisory Agreement, the unitary management fee paid to the Adviser will be held in escrow until shareholder approval of the New Advisory Agreement is obtained and is reported as Cash held in escrow account on the Statement of Assets and Liabilities.

12 | May 31, 2018

ALPS Equal Sector Weight ETF

Notes to Financial Statements	May 31, 2018 (Unaudited)

ALPS Portfolio Solutions Distributor, Inc. (“APSD”) is both the distributor for the Fund as well as the Select Sector SPDR exchange traded funds (“Underlying Sector ETFs”) that the Fund invests in. As required by exemptive relief obtained by the Underlying Sector ETFs, the Adviser will reimburse the Fund an amount equal to the distribution fee received by APSD from the Underlying Sector ETFs attributable to the Fund’s investment in the Underlying Sector ETFs, for so long as APSD acts as the distributor to the Fund and the Underlying Sector ETFs. Such reimbursement is generally expected to equal 0.03% annually.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for acquired fund fees and expenses, interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, both the Chairman of the Board and Chairman of the Audit Committee each receives a quarterly retainer of $2,000, in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2018 the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
ALPS Equal Sector Weight ETF	$5,359,918	$5,259,372

For the six months ended May 31, 2018, the cost in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS Equal Sector Weight ETF	$6,915,841	$17,396,587

For the six months ended May 31, 2018, the ALPS Equal Sector Weight ETF had in-kind net realized gain of $7,237,507.

Gains on in-kind transactions are generally not considered taxable gains for federal income tax purposes and losses on in kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

13 | May 31, 2018

ALPS Equal Sector Weight ETF

Additional Information	May 31, 2018 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-Q. Forms N-Q for the Fund are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s Forms N-Q are available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION

The Fund designated the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2017:

	Qualified Dividend Income	Dividend Received Deduction
ALPS Equal Sector Weight ETF	86.38%	86.89%

In early 2018, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2017 via Form 1099. The Fund will notify shareholders in early 2019 of amounts paid to them by the Fund, if any, during the calendar year 2018.

LICENSING AGREEMENT

ICE Data Indices, LLC (“ICE Data” or the “Licensor”) has entered into an index licensing agreement with ALPS Advisors Inc. to allow ALPS Advisors Inc.’s use of the Underlying Index of the ALPS Equal Sector Weight ETF. The following disclosure relates to the Licensor:

NYSE Select Sector Equal Weight IndexSM is a service mark of ICE Data Indices, LLC or its affiliates (“ICE Data”) and has been licensed for use by ALPS Advisors, Inc. (the “Adviser”) in connection with ALPS Equal Sector Weight ETF (the “Fund”). Neither the Trust nor the Fund is sponsored, endorsed, sold or promoted by ICE Data. ICE Data makes no representations or warranties regarding the Adviser or the Fund or the ability of the NYSE Select Sector Equal Weight IndexSM to track general stock market performance.

ICE DATA MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE NYSE SELECT SECTOR EQUAL WEIGHT INDEXSM OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL ICE DATA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

14 | May 31, 2018

ALPS Equal Sector Weight ETF

Board Considerations Regarding Approval of Investment Advisory Agreement	May 31, 2018 (Unaudited)

At an in-person meeting held on March 5, 2018, the Board of Trustees of the Trust (the “Board” or the “Trustees”), including the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act, as amended (the “Independent Trustees”), evaluated a proposal to approve each of (i) the continuance of the Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. (the “Adviser” or “AAI”) with respect to the ALPS Equal Sector Weight ETF (“EQL” or “the Fund”) (the “Existing Advisory Agreement”); (ii) a new investment advisory agreement between the Adviser and the Trust on behalf of the Fund (the “New Advisory Agreement”); and (iii) an interim investment advisory agreement between the Adviser and the Trust on behalf of the Fund (the “Interim Advisory Agreement” and together with the Existing Advisory Agreement and New Advisory Agreement, the “Advisory Agreements”). The Independent Trustees also met separately to consider the Advisory Agreements.

Consideration by the Board of the New Advisory Agreement and Interim Advisory Agreement was necessary because DST Systems, Inc. (“DST”), the ultimate parent company to the Adviser, had had entered into an agreement to be acquired by SS&C Technologies Holdings, Inc. (“SS&C”) (the “Transaction”). Because the Adviser would be acquired along with DST, the closing of the Transaction (the “Closing”) may be deemed a change in control with respect to the Adviser. The Closing occurred on April 16, 2018. This change in control with respect to the Adviser may be deemed to trigger an “assignment” of the Existing Advisory Agreement under the Investment Company Act of 1940, as amended (the “1940 Act”). As required by the 1940 Act, the Existing Advisory Agreement provides for its automatic termination in the event of an assignment, and therefore, the Existing Advisory Agreement automatically terminated upon Closing. In order for the Adviser to continue as the Fund’s investment adviser, the Board and the Fund’s shareholders must approve the New Advisory Agreement which would take effect, if approved, upon the date of such shareholder approval. As of the date of this report, the New Advisory Agreement has not received shareholder approval and efforts to secure such shareholder approval are ongoing. The Interim Advisory Agreement approved by the Board permits the Adviser to continue as investment adviser to the Fund from the date of the Closing until the Fund’s shareholders approve the New Advisory Agreement, subject to a maximum term of 150 days.

In evaluating the Advisory Agreements with respect to the Fund, the Independent Trustees considered various factors, including (i) the nature, extent and quality of the services provided (or to be provided) by AAI with respect to the Fund under the Advisory Agreements; (ii) the advisory fees and other expenses paid by the Fund compared to those of similar funds managed by other investment advisers; (iii) the costs of the services provided to the Fund by AAI and the profits realized by AAI and its affiliates from its relationship to the Fund; (iv) the extent to which economies of scale have been or would be realized if and as the assets of the Fund grow and whether fees reflect the economies of scale for the benefit of shareholders; and (v) any additional benefits and other considerations.

With respect to the nature, extent and quality of the services provided (or to be provided) by AAI under the Advisory Agreements, the Independent Trustees considered and reviewed information concerning the services provided (or to be provided) under the Advisory Agreements, the investment parameters of the index of the Fund, financial information regarding AAI and its parent company, information describing AAI’s current organization and the background and experience of the persons responsible for the day-to-day management of the Fund.

The Independent Trustees reviewed information on the performance of the Fund and its benchmark. The Independent Trustees also evaluated the correlation and tracking error between the underlying index and the Fund’s performance. Based on their review, the Independent Trustees found that the nature and extent of services provided (or to be provided) to the Fund under the Advisory Agreements was appropriate and that the quality was satisfactory.

The Independent Trustees noted that the advisory fee for the Fund was a unitary fee pursuant to which AAI assumes all expenses of the Fund (including the cost of transfer agency, custody, fund administration, legal, audit and other services) other than the payments under the Advisory Agreements, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

With respect to the advisory fee rate, the Independent Trustees noted the following:

The net advisory fee rate for the Fund is lower than the median of its Broadridge expense group and the Fund’s expense ratio is below the median of its Broadridge expense group.

Based on the foregoing, and the other information available to them, the Independent Trustees concluded that the advisory fee rate for the Fund was reasonable under the circumstances and in light of the quality of the services provided.

The Independent Trustees considered other benefits available to AAI because of its relationship with the Fund and concluded that the advisory fees were reasonable taking into account any such benefits.

The Independent Trustees also considered with respect to the Fund the information provided by AAI about the costs and profitability of AAI with respect to the Fund. The Independent Trustees reviewed and noted the relatively small size of the Fund in considering economies of scale that may be realized by AAI. The Independent Trustees determined that they would continue to evaluate whether further economies of scale have been achieved on an ongoing basis.

In voting to renew the Existing Advisory Agreement and approve the New Advisory Agreement and Interim Advisory Agreement, the Independent Trustees concluded that the terms of each Advisory Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Independent Trustees considered relevant in the exercise of their reasonable business judgment. The Independent Trustees did not identify any single factor or group of factors as all important or controlling and considered all factors together.

15 | May 31, 2018

Semi-Annual Report *May 31, 2018*

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

Learn More
866.759.5679 | alpsfunds.com

SEMI-ANNUAL REPORT
May 31, 2018

ALPS Disruptive Technologies ETF (Cboe BZX: DTEC)
ALPS Medical Breakthroughs ETF (NYSE ARCA: SBIO)

An ALPS Advisors Solution

ALPS
A DST Company

Performance Overview	1
Disclosure of Fund Expenses	6
Schedules of Investments	7
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes In Net Assets	16
Financial Highlights	18
Notes to Financial Statements	20
Additional Information	28
Board Considerations Regarding Approval of Investment Advisory Agreements	30

alpsfunds.com

ALPS Disruptive Technologies ETF

Performance Overview	May 31, 2018 (Unaudited)

Investment Objective

ALPS Disruptive Technologies ETF (the “Fund”) employs a “passive management” - or indexing - investment approach designed to seek investment results that correspond (before fees and expenses) generally to the performance of the Indxx Disruptive Technologies Index (the “Underlying Index”). The Shares of the Fund are listed and trade on the Cboe BZX under the ticker symbol DTEC. The Fund will invest at least 80% of its net assets in securities that comprise the Underlying Index.

The Underlying Index utilizes a rules-based methodology developed by Indxx, LLC (the “Index Provider”), which is designed to identify the companies using disruptive technologies in each of ten thematic areas: Healthcare Innovation, Internet of Things, Clean Energy and Smart Grid, Cloud Computing, Data and Analytics, FinTech, Robotics and Artificial Intelligence, Cybersecurity, 3D Printing, and Mobile Payments (each a “Theme” and together, the “Themes”). Companies using disruptive technologies are those that are entering traditional markets with new digital forms of production and distribution, seek to disrupt an existing market and value network, displace established market-leading firms, products and alliances and increasingly gain market share. The Underlying Index is compiled by the Index Provider and may be comprised of U.S. and non-U.S. companies, including foreign and emerging markets companies. In order to be eligible for inclusion in the Underlying Index’s Index Universe, a company’s stock must be traded on one or more major global securities exchanges, have a minimum market capitalization of at least $500 million, and have a six month minimum average daily trading volume of $2 million, and the company must derive a minimum of 50% of its revenue from a single Theme. All equity securities meeting the above criteria are selected for inclusion in the Index Universe. From the Index Universe, the Underlying Index methodology selects ten stocks in each Theme according to proprietary quantitative and qualitative factors. The eligible stocks that are selected for inclusion in the Index’s portfolio are equally weighted. The Underlying Index is reconstituted annually on the third Friday of September and rebalanced quarterly.

Fund Performance (as of May 31, 2018)

Since Inception^
ALPS Disruptive Technologies ETF - NAV	10.05%
ALPS Disruptive Technologies ETF - Market Price*	10.69%
Indxx Disruptive Technologies Total Return Index	10.69%

Total Expense Ratio (per the current prospectus) 0.50%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced operations on December 28, 2017, with the first day of trading on the exchange of December 29, 2017. Total return for a period of less than one year is not annualized.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The Fund is new with limited operating history.

Indxx Disruptive Technologies Index (Ticker: IDTEC) is based around companies that enter traditional markets with new digital forms of production and distribution, are likely to disrupt an existing market and value network, displace established market leading firms, products and alliances and increasingly gain market share. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period.

One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

1 | May 31, 2018

ALPS Disruptive Technologies ETF

Performance Overview	May 31, 2018 (Unaudited)

The ALPS Disruptive Technologies ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the ALPS Disruptive Technologies ETF.

Top Ten Holdings* (as of May 31, 2018)

DexCom, Inc.	1.43%
China Longyuan Power Group Corp., Ltd.	1.33%
ABIOMED, Inc.	1.30%
Aerovironment, Inc.	1.25%
First Data Corp.	1.22%
SimCorp A/S	1.22%
Align Technology, Inc.	1.22%
Temenos AG	1.22%
Xero, Ltd.	1.21%
Intuit, Inc.	1.15%
Total % of Top 10 Holdings	12.55%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned)

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2018)

Comparison of change in value of a $10,000 investment in the Fund and the Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Sector Allocation* (as of May 31, 2018)

2 | May 31, 2018

ALPS Medical Breakthroughs ETF

Performance Overview	May 31, 2018 (Unaudited)

Investment Objective

ALPS Medical Breakthroughs ETF (the “Fund”) employs a “passive management” - or indexing - investment approach designed to seek investment results that correspond (before fees and expenses) generally to the performance of the Poliwogg Medical Breakthroughs IndexSM (the “Underlying Index”).

The Underlying Index is comprised of small- and mid-cap stocks of biotechnology and pharmaceutical companies that have one or more drugs in either Phase II or Phase III U.S. Food and Drug Administration (“FDA”) clinical trials. In a Phase II trial, the drug is administered to a group of 100-300 people to see if it is effective and to evaluate its safety. In a Phase III trial, the drug is given to a larger group, between 500-3,000 people, to confirm its effectiveness, monitor side effects, compare it to commonly used treatments and collect information that will allow the drug or treatment to be used safely. Stocks selected for inclusion in the Underlying Index must be listed on a U.S. stock exchange. Underlying Index constituents must have a market capitalization of no less than $200 million and no more than $5 billion. Stocks included in the Underlying Index must also sustain an average daily trading volume in excess of $1 million for the 90-day period preceding an Underlying Index reconstitution. Constituents must be able to sustain the monthly rates at which they use shareholder capital (“cash burn rates”) for at least 24 months. The Underlying Index is reconstituted semi-annually on the third Fridays of June and December.

Fund Performance (as of May 31, 2018)

	6 Months	1 Year	3 Year	Since Inception^
ALPS Medical Breakthroughs ETF - NAV	22.61%	58.90%	4.69%	14.27%
ALPS Medical Breakthroughs ETF - Market Price*	22.65%	58.97%	4.67%	14.27%
Poliwogg Medical Breakthroughs Total Return Index	22.89%	59.47%	5.10%	14.72%
NASDAQ Biotechnology Total Return Index	3.26%	14.44%	-3.33%	2.42%

Total Expense Ratio (per the current prospectus) 0.50%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For most current month-end performance data please visit www.alpsfunds.com or call 1.844.234.5852.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced investment operations on December 31, 2014.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

NASDAQ Biotechnology Total Return Index (Ticker: NBI) is a modified market capitalization-weighted index designed to measure the performance of the all NASDAQ stocks in the biotechnology sector. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

Poliwogg Medical Breakthroughs Total Return Index is designed to capture research and development opportunities in the pharmaceutical industry. PMBI consists of small-cap and mid-cap pharmaceutical and biotechnology stocks listed on U.S. stock exchanges that have one or more drugs in either Phase II or Phase III U.S. FDA clinical trials. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

One cannot invest directly in an index. Index performance does not reflect fund performance.

Companies in the pharmaceuticals and biotechnology industry may be subject to extensive litigation based on product liability and similar claims. Legislation introduced or considered by certain governments on such industries or on the healthcare sector cannot be predicted.

Companies in the pharmaceuticals industry are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. The profitability of some companies in the pharmaceuticals industry may be dependent on a relatively limited number of products. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the pharmaceuticals industry are subject to government approvals, regulation and reimbursement rates. The process of obtaining government approvals may be long and costly. Many companies in the pharmaceuticals industry are heavily dependent on patents and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

3 | May 31, 2018

ALPS Medical Breakthroughs ETF

Performance Overview	May 31, 2018 (Unaudited)

The development of new drugs generally has a high failure rate, and such failures may negatively impact the stock price of the company developing the failed drug. Biotechnology companies may have persistent losses during a new product’s transition from development to production. In order to fund operations, biotechnology companies may require financing from the capital markets, which may not always be available on satisfactory terms or at all.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The ALPS Medical Breakthroughs ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the ALPS Medical Breakthroughs ETF.

ALPS Portfolio Solutions Distributor, Inc. is not affiliated with S-Network Global Indexes, Inc.

Top Ten Holdings* (as of May 31, 2018)

BeiGene, Ltd.	5.66%
Sarepta Therapeutics, Inc.	4.13%
Loxo Oncology, Inc.	3.61%
Agios Pharmaceuticals, Inc.	3.55%
Galapagos NV	3.53%
Taro Pharmaceutical Industries, Ltd.	3.25%
FibroGen, Inc.	3.01%
GW Pharmaceuticals PLC	2.78%
Ligand Pharmaceuticals, Inc.	2.77%
Madrigal Pharmaceuticals, Inc.	2.53%
Total % of Top 10 Holdings	34.82%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned)

Future holdings are subject to change.

Sector Allocation* (as of May 31, 2018)

4 | May 31, 2018

ALPS Medical Breakthroughs ETF

Performance Overview	May 31, 2018 (Unaudited)

Growth of $10,000 (as of May 31, 2018)

Comparison of change in value of a $10,000 investment in the Fund and the Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5 | May 31, 2018

ALPS ETF Trust

Disclosure of Fund Expenses	May 31, 2018 (Unaudited)

Shareholder Expense Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2018.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expense Ratio(a)	Expenses Paid During Period 12/1/17 - 5/31/18(b)
ALPS Disruptive Technologies ETF
Actual(c)	$1,000.00	$1,100.50	0.50%	$2.23
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	0.50%	$2.52
ALPS Medical Breakthroughs ETF
Actual	$1,000.00	$1,226.10	0.50%	$2.78
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	0.50%	$2.52

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

(c)	The ALPS Disruptive Technologies ETF commenced operations on December 28, 2017. Actual expenses on this Fund are equal to the Fund's annualized expense ratio multiplied by the average account value of the period, multiplied by the number of days since the Fund launched (155), divided by 365.

6 | May 31, 2018

ALPS Disruptive Technologies ETF

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.86%)
Consumer Discretionary (1.99%)
iRobot Corp.(a)(b)	3,430	$214,066
Netflix, Inc.(b)	719	252,801
Total Consumer Discretionary		466,867

Financials (5.51%)
American Express Co.	2,380	233,954
LendingClub Corp.(b)	58,907	193,804
LendingTree, Inc.(b)	666	172,427
Moody's Corp.	1,364	232,658
S&P Global, Inc.	1,190	235,025
Thomson Reuters Corp.	5,789	225,068
Total Financials		1,292,936

Health Care (12.45%)
ABIOMED, Inc.(b)	797	303,768
Align Technology, Inc.(b)	859	285,145
Boston Scientific Corp.(b)	8,242	250,474
Cochlear, Ltd.	1,592	236,155
CYBERDYNE, Inc.(a)(b)	15,800	202,901
DENTSPLY SIRONA, Inc.	4,039	176,949
DexCom, Inc.(b)	3,814	335,594
DiaSorin SpA	2,532	244,499
Intuitive Surgical, Inc. (b)	528	242,706
Mazor Robotics, Ltd., Sponsored ADR(a)(b)	3,313	197,223
Smith & Nephew PLC, Sponsored ADR	6,169	224,922
William Demant Holding A/S(b)	6,053	220,380
Total Health Care		2,920,716

Industrials (18.71%)
ABB, Ltd., Sponsored ADR	9,451	214,916
Aerovironment, Inc.(b)	5,060	292,772
ATS Automation Tooling Systems, Inc.(b)	17,057	266,655
Experian PLC	10,626	260,124
FANUC Corp.	950	203,213
Hyundai Robotics Co., Ltd.(b)	559	201,208
IHS Markit, Ltd.(b)	4,778	235,460
Nielsen Holdings Plc	6,999	211,160
Proto Labs, Inc.(b)	1,947	234,808
Prysmian SpA	7,011	195,070
RELX NV, Sponsored ADR	11,037	240,717
Schneider Electric SE	2,640	227,707
Sensata Technologies Holding NV(b)	4,347	222,088
Siemens Gamesa Renewable Energy SA	14,843	228,268
SLM Solutions Group AG(b)	5,584	225,215
Verisk Analytics, Inc.(b)	2,197	233,409

7 | May 31, 2018

ALPS Disruptive Technologies ETF

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Shares	Value
Industrials (18.71%) (continued)
Vestas Wind Systems A/S	3,157	$207,024
Wolters Kluwer NV	4,453	250,086
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	149,000	238,607
Total Industrials		4,388,507

Information Technology (56.84%)
3D Systems Corp.(a)(b)	19,073	235,742
Advanced Energy Industries, Inc.(b)	3,279	214,873
Alarm.com Holdings, Inc.(b)	6,004	266,758
Ambarella, Inc.(b)	4,304	210,293
ams AG	1,834	158,391
ANSYS, Inc.(b)	1,365	222,222
Arista Networks, Inc.(b)	780	196,217
Autodesk, Inc.(b)	1,674	216,113
Black Knight, Inc.(b)	4,773	241,514
Check Point Software Technologies, Ltd.(b)	2,187	212,926
Citrix Systems, Inc.(b)	2,424	256,023
Cognex Corp.	4,213	192,576
Dassault Systemes SE	1,715	240,891
Ellie Mae, Inc.(b)	2,478	263,387
FARO Technologies, Inc.(b)	3,858	206,982
FireEye, Inc.(b)	12,932	215,835
First Data Corp., Class A(b)	15,115	287,185
First Solar, Inc.(b)	3,399	229,806
Fiserv, Inc.(b)	3,140	227,964
Fitbit, Inc., Class A(a)(b)	44,879	243,693
FleetCor Technologies, Inc.(b)	1,110	221,279
Fortinet, Inc.(b)	4,250	260,015
Gartner, Inc.(b)	1,903	252,604
Gemalto NV(b)	3,773	221,159
Global Payments, Inc.	2,004	222,765
Guidewire Software, Inc.(b)	2,604	241,755
InterDigital, Inc.	3,119	245,933
Intuit, Inc.	1,339	269,942
Keyence Corp.	388	238,361
Mastercard, Inc., Class A	1,280	243,354
Nemetschek SE	2,174	263,809
NETGEAR, Inc.(b)	3,928	237,448
Omron Corp.	3,900	205,424
Palo Alto Networks, Inc.(b)	1,223	254,494
PayPal Holdings, Inc.(b)	2,877	236,115
Proofpoint, Inc.(b)	1,898	221,857
PTC, Inc.(b)	2,856	246,302
Qorvo, Inc.(b)	2,722	218,441
Qualys, Inc.(b)	2,952	227,156
Red Hat, Inc.(b)	1,497	243,143

8 | May 31, 2018

ALPS Disruptive Technologies ETF

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description		Shares	Value
Information Technology (56.84%) (continued)
salesforce.com, Inc.(b)		1,816	$234,863
SAP SE, Sponsored ADR(a)		2,122	239,340
ServiceNow, Inc.(b)		1,324	235,156
Silicon Laboratories, Inc.(b)		2,369	250,166
SimCorp A/S		3,540	286,630
Skyworks Solutions, Inc.		2,063	203,432
Sophos Group PLC(c)(d)		32,141	250,378
SS&C Technologies Holdings, Inc.		4,422	225,124
Stratasys, Ltd.(b)		10,152	188,827
Symantec Corp.		8,313	172,744
Temenos AG		1,924	285,008
Total System Services, Inc.		2,568	218,768
Trend Micro, Inc.		4,021	228,430
Visa, Inc., Class A		1,877	245,361
VMware, Inc., Class A(b)		1,860	255,713
Worldpay, Inc., Class A(b)		2,748	218,384
Xero, Ltd.(b)		9,161	283,841
Total Information Technology			13,332,912

Real Estate (2.02%)
Digital Realty Trust, Inc.		2,213	237,853
Equinix, Inc.		592	234,935
Total Real Estate			472,788

Utilities (2.34%)
Brookfield Renewable Partners LP		7,676	236,863
China Longyuan Power Group Corp., Ltd., Class H		338,000	312,006
Total Utilities			548,869

TOTAL COMMON STOCKS
(Cost $22,856,269)			23,423,595

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.57%)
Money Market Fund (0.10%)
State Street Institutional Treasury Plus Money Market Fund (Cost $22,407)	1.669%	22,407	22,407

Investments Purchased with Collateral from Securities Loaned (3.47%)
State Street Navigator Securities Lending Prime Portfolio, 1.77% (Cost $812,986)		812,986	812,986
TOTAL SHORT TERM INVESTMENTS
(Cost $835,393)			812,986

9 | May 31, 2018

ALPS Disruptive Technologies ETF

Schedule of Investments	May 31, 2018 (Unaudited)

	7 Day Yield	Shares	Value

TOTAL INVESTMENTS (103.43%)
(Cost $23,691,662)			$24,258,988

NET LIABILITIES LESS OTHER ASSETS (-3.43%)			(802,959)

NET ASSETS (100.00%)			$23,456,029

(a)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $954,152.

(b)	Non-income producing security.

(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of May 31, 2018, the aggregate fair value of those securities was $250,378, representing 1.07% of net assets.

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of May 31, 2018, the aggregate value of those securities was $250,378, representing 1.07% of net assets.

See Notes to Financial Statements.

10 | May 31, 2018

ALPS Medical Breakthroughs ETF

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.95%)
Biotechnology (79.90%)
Acceleron Pharma, Inc.(a)	64,203	$2,281,775
Achillion Pharmaceuticals, Inc.(a)	195,743	663,569
Acorda Therapeutics, Inc.(a)	66,637	1,749,221
Adamas Pharmaceuticals, Inc.(a)(b)	37,140	1,063,690
Adaptimmune Therapeutics PLC, ADR(a)(b)	132,981	1,760,668
Aduro Biotech, Inc.(a)	105,900	931,920
Agios Pharmaceuticals, Inc.(a)	79,073	7,393,326
Aimmune Therapeutics, Inc.(a)	80,321	2,657,822
Akebia Therapeutics, Inc.(a)	67,094	658,863
AMAG Pharmaceuticals, Inc.(a)(b)	48,384	1,182,989
Amarin Corp. PLC, ADR(a)(b)	411,703	1,362,737
AnaptysBio, Inc.(a)(b)	33,351	2,594,708
Aquinox Pharmaceuticals, Inc.(a)	33,308	477,637
Arena Pharmaceuticals, Inc.(a)	55,668	2,545,141
Array BioPharma, Inc.(a)	294,721	4,818,688
Arrowhead Pharmaceuticals, Inc.(a)	123,188	1,320,575
Ascendis Pharma A/S, ADR(a)	51,619	3,717,600
Atara Biotherapeutics, Inc.(a)(b)	59,448	2,960,510
Athenex, Inc.(a)	88,764	1,421,999
BeiGene, Ltd., ADR(a)	58,924	11,791,871
BioCryst Pharmaceuticals, Inc.(a)(b)	139,717	898,380
Calithera Biosciences, Inc.(a)	50,354	259,323
Catalyst Pharmaceuticals, Inc.(a)	145,450	558,528
Chimerix, Inc.(a)	66,777	305,171
Clementia Pharmaceuticals, Inc.(a)(b)	43,331	614,000
Clovis Oncology, Inc.(a)(b)	69,573	3,267,148
Concert Pharmaceuticals, Inc.(a)	32,203	657,907
DBV Technologies SA, Sponsored ADR(a)(b)	70,910	1,595,475
Dynavax Technologies Corp.(a)(b)	86,012	1,358,990
Emergent BioSolutions, Inc.(a)	70,126	3,615,697
Enanta Pharmaceuticals, Inc.(a)	27,185	2,712,791
Epizyme, Inc.(a)(b)	98,342	1,716,068
FibroGen, Inc.(a)	116,407	6,274,337
Five Prime Therapeutics, Inc.(a)	48,274	847,691
Flexion Therapeutics, Inc.(a)(b)	53,284	1,444,529
G1 Therapeutics, Inc.(a)	40,377	1,748,728
Galapagos NV, Sponsored ADR(a)	72,127	7,344,692
Global Blood Therapeutics, Inc.(a)	65,302	3,144,291
GlycoMimetics, Inc.(a)(b)	48,735	870,894
Halozyme Therapeutics, Inc.(a)	203,080	3,736,672
Heron Therapeutics, Inc.(a)(b)	91,091	2,969,567
ImmunoGen, Inc.(a)	187,715	2,151,214
Immunomedics, Inc.(a)(b)	235,312	5,190,983
Insmed, Inc.(a)(b)	108,739	3,029,469
Ironwood Pharmaceuticals, Inc.(a)(b)	192,173	3,570,574

11 | May 31, 2018

ALPS Medical Breakthroughs ETF

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Shares	Value
Biotechnology (79.90%) (continued)
Jounce Therapeutics, Inc.(a)(b)	45,653	$513,596
Kura Oncology, Inc.(a)	42,890	714,119
Ligand Pharmaceuticals, Inc.(a)	29,955	5,758,250
Loxo Oncology, Inc.(a)	42,373	7,514,004
Madrigal Pharmaceuticals, Inc.(a)(b)	19,869	5,277,405
MediciNova, Inc.(a)(b)	56,903	526,922
Minerva Neurosciences, Inc.(a)	54,929	483,375
Molecular Templates, Inc.(a)	38,152	240,739
NantKwest, Inc.(a)(b)	112,758	412,694
NuCana PLC, ADR(a)(b)	45,250	1,229,895
PDL BioPharma, Inc.(a)	219,067	584,909
Portola Pharmaceuticals, Inc.(a)(b)	92,614	3,718,452
Progenics Pharmaceuticals, Inc.(a)(b)	99,744	758,054
Protagonist Therapeutics, Inc.(a)	29,070	211,630
PTC Therapeutics, Inc.(a)	58,894	1,996,507
Ra Pharmaceuticals, Inc.(a)	44,036	303,848
Radius Health, Inc.(a)(b)	63,294	1,803,879
Rhythm Pharmaceuticals, Inc.(a)(b)	38,727	1,244,299
Sarepta Therapeutics, Inc.(a)(b)	91,736	8,609,424
Savara, Inc.(a)	43,288	438,075
Selecta Biosciences, Inc.(a)(b)	31,704	379,497
Seres Therapeutics, Inc.(a)(b)	57,527	463,092
Spark Therapeutics, Inc.(a)(b)	52,524	4,190,890
Syndax Pharmaceuticals, Inc.(a)	34,620	302,233
TESARO, Inc.(a)(b)	77,192	3,533,078
Tocagen, Inc.(a)(b)	28,115	263,719
UroGen Pharma, Ltd.(a)	21,594	1,298,231
Vascular Biogenics, Ltd.(a)(b)	42,189	88,597
XOMA Corp.(a)	11,558	247,919
Total Biotechnology		166,345,760

Pharmaceuticals (20.05%)
Aclaris Therapeutics, Inc.(a)(b)	43,781	791,123
Aerie Pharmaceuticals, Inc.(a)(b)	53,502	2,744,653
Akorn, Inc.(a)	177,790	2,483,726
Amneal Pharmaceuticals Inc(a)	104,941	2,071,535
Avadel Pharmaceuticals PLC, ADR(a)(b)	56,891	397,099
Depomed, Inc.(a)	89,989	559,732
Endo International PLC(a)	317,007	1,993,974
GW Pharmaceuticals PLC, ADR(a)(b)	35,920	5,782,761
Horizon Pharma PLC(a)	232,618	3,791,673
Lannett Co., Inc.(a)(b)	53,715	888,983
MyoKardia, Inc.(a)	50,732	2,414,843
Pacira Pharmaceuticals, Inc.(a)	57,587	1,972,355
Paratek Pharmaceuticals, Inc.(a)	44,137	461,232
Reata Pharmaceuticals, Inc., Class A(a)(b)	28,165	999,576

12 | May 31, 2018

ALPS Medical Breakthroughs ETF

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Shares	Value
Pharmaceuticals (20.05%) (continued)
Revance Therapeutics, Inc.(a)	50,777	$1,416,678
Supernus Pharmaceuticals, Inc.(a)	73,152	4,122,115
Taro Pharmaceutical Industries, Ltd.(a)	56,924	6,772,248
Theravance Biopharma, Inc.(a)(b)	76,794	1,869,166
Zynerba Pharmaceuticals, Inc.(a)(b)	19,240	205,291
Total Pharmaceuticals		41,738,763

TOTAL COMMON STOCKS
(Cost $182,667,261)		208,084,523

RIGHTS (0.00%)(c)
Biotechnology (0.00%)(c)
Dyax Corp. - CVR (Expiring 12/31/2019)(a)	170,016	1,700
Total Biotechnology		1,700

TOTAL RIGHTS
(Cost $–)		1,700

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.93%)
Money Market Fund (0.08%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $159,083)	1.669%	159,083	159,083

Investments Purchased with Collateral from Securities Loaned (3.85%)
State Street Navigator Securities Lending Prime Portfolio, 1.77%
(Cost $8,008,337)		8,008,337	8,008,337

TOTAL SHORT TERM INVESTMENTS
(Cost $8,167,420)			8,167,420

TOTAL INVESTMENTS (103.88%)
(Cost $190,834,681)			$216,253,643

NET LIABILITIES LESS OTHER ASSETS (-3.88%)			(8,061,681)

NET ASSETS (100.00%)			$208,191,962

(a)	Non-income producing security.

(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $55,993,136.

(c)	Less than 0.005% of Net Assets.

See Notes to Financial Statements.

13 | May 31, 2018

ALPS ETF Trust

Statements of Assets and Liabilities	May 31, 2018 (Unaudited)

	ALPS Disruptive Technologies ETF	ALPS Medical Breakthroughs ETF
ASSETS:
Investments, at value	$24,258,988	$216,253,643
Cash held in escrow account (Note 3)	3,105	33,607
Dividends receivable	16,557	26,276
Receivable for investments sold	256	–
Receivable for shares sold	1,382,138	–
Total Assets	25,661,044	216,313,526

LIABILITIES:
Payable to adviser	11,150	112,930
Payable for investments purchased	1,380,248	297
Payable for collateral upon return of securities loaned	812,986	8,008,337
Foreign currency overdraft (Cost $628 and -)	631	–
Total Liabilities	2,205,015	8,121,564
NET ASSETS	$23,456,029	$208,191,962

NET ASSETS CONSIST OF:
Paid-in capital	$22,731,328	$218,036,175
Accumulated net investment income/(loss)	28,580	(1,953,444)
Accumulated net realized gain/(loss)	128,824	(33,309,731)
Net unrealized appreciation	567,297	25,418,962
NET ASSETS	$23,456,029	$208,191,962

INVESTMENTS, AT COST	$23,691,662	$190,834,681

PRICING OF SHARES
Net Assets	$23,456,029	$208,191,962
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	850,002	5,450,000
Net Asset Value, offering and redemption price per share	$27.60	$38.20

See Notes to Financial Statements.

14 | May 31, 2018

ALPS ETF Trust

Statements of Operations	For the Six Months Ended May 31, 2018 (Unaudited)

	ALPS Disruptive Technologies ETF(a)	ALPS Medical Breakthroughs ETF
INVESTMENT INCOME:
Dividends*	$48,189	$939
Securities Lending Income	4,976	138,510
Total Investment Income	53,165	139,449

EXPENSES:
Investment adviser fees	24,585	409,573
Total Expenses	24,585	409,573
NET INVESTMENT INCOME/(LOSS)	28,580	(270,124)

REALIZED AND UNREALIZED GAIN/LOSS
Net realized gain on investments	128,453	8,520,528
Net realized gain on foreign currency transactions	371	–
Total net realized gain	128,824	8,520,528
Net change in unrealized appreciation on investments	567,326	24,114,520
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(29)	–
Total net change in unrealized appreciation	567,297	24,114,520
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	696,121	32,635,048
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$724,701	$32,364,924
*Net of foreign tax withholding.	$5,951	$–

(a)	The ALPS Disruptive Technologies ETF commenced operations on December 28, 2017.

See Notes to Financial Statements.

15 | May 31, 2018

ALPS Disruptive Technologies ETF

Statement of Changes in Net Assets

For the Period December 28, 2017 (Commencement) to May 31, 2018 (Unaudited)
OPERATIONS:
Net investment income	$28,580
Net realized gain	128,824
Net change in unrealized appreciation	567,297
Net increase in net assets resulting from operations	724,701

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	24,099,746
Cost of shares redeemed	(1,368,418)
Net increase from capital share transactions	22,731,328
Net increase in net assets	23,456,029

NET ASSETS:
Beginning of period	–
End of period *	$23,456,029

*Including accumulated net investment income of:	$28,580

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	900,002
Shares redeemed	(50,000)
Shares outstanding, end of period	850,002

See Notes to Financial Statements.

16 | May 31, 2018

ALPS Medical Breakthroughs ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2018 (Unaudited)	For the Year Ended November 30, 2017
OPERATIONS:
Net investment income/(loss)	$(270,124)	$745,791
Net realized gain/(loss)	8,520,528	(4,937,819)
Net change in unrealized appreciation	24,114,520	34,206,761
Net increase in net assets resulting from operations	32,364,924	30,014,733

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,404,884)	–
Total distributions	(2,404,884)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	69,235,654	27,695,734
Cost of shares redeemed	(19,405,910)	(47,678,198)
Net increase/(decrease) from capital share transactions	49,829,744	(19,982,464)
Net increase in net assets	79,789,784	10,032,269

NET ASSETS:
Beginning of period	128,402,178	118,369,909
End of period *	$208,191,962	$128,402,178

*Including accumulated net investment income/(loss) of:	$(1,953,444)	$721,564

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	4,050,000	4,900,000
Shares sold	2,000,000	950,000
Shares redeemed	(600,000)	(1,800,000)
Shares outstanding, end of period	5,450,000	4,050,000

See Notes to Financial Statements.

17 | May 31, 2018

ALPS Disruptive Technologies ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Period December 28, 2017 (Commencement) to May 31, 2018 (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.07
Net realized and unrealized gain	2.53
Total from investment operations	2.60

Net increase in net asset value	2.60
NET ASSET VALUE, END OF PERIOD	$27.60
TOTAL RETURN(b)	10.05%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$23,456

Ratio of expenses to average net assets	0.50	%(c)
Ratio of net investment income to average net assets	0.58	%(c)
Portfolio turnover rate(d)	7%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

18 | May 31, 2018

ALPS Medical Breakthroughs ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2018 (Unaudited)		For the Year Ended November 30, 2017	For the Year Ended November 30, 2016	For the Period December 31,2014 (Commencement of Operations) to November 30, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$31.70		$24.16	$32.23	$24.64

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss) (a)	(0.06)		0.18	(0.09)	(0.13)
Net realized and unrealized gain/(loss)	7.14		7.36	(7.98)	7.72
Total from investment operations	7.08		7.54	(8.07)	7.59

DISTRIBUTIONS:
From net investment income	(0.58)		–	–	–
Total distributions	(0.58)		–	–	–

Net increase/(decrease) in net asset value	6.50		7.54	(8.07)	7.59
NET ASSET VALUE, END OF PERIOD	$38.20		$31.70	$24.16	$32.23
TOTAL RETURN(b)	22.61%		31.21%	(25.04)%	30.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$208,192		$128,402	$118,370	$170,824

Ratio of expenses to average net assets	0.50	%(c)	0.50%	0.50%	0.50	%(c)
Ratio of net investment income/(loss) to average net assets	(0.33	)%(c)	0.66%	(0.38)%	(0.42	)%(c)
Portfolio turnover rate(d)	25%		43%	62%	25%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

19 | May 31, 2018

ALPS ETF Trust

Notes to Financial Statements	May 31, 2018 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2018, the Trust consisted of twenty separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the ALPS Disruptive Technologies ETF and the ALPS Medical Breakthroughs ETF (each a “Fund” and collectively, the “Funds”). Each Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The ALPS Disruptive Technologies ETF commenced operations on December 28, 2017.

The investment objective of the ALPS Disruptive Technologies ETF is to seek investment results that correspond generally, before fees and expenses, to the performance of the Indxx Disruptive Technologies Index. The investment objective of the ALPS Medical Breakthroughs ETF is to seek investment results that correspond generally, before fees and expenses, to the performance of the Poliwogg Medical Breakthroughs IndexSM.

The shares of the ALPS Disruptive Technologies ETF (“Shares”) are listed on the Cboe BZX Exchange, Inc. (the “Cboe BZX”). The shares of the ALPS Medical Breakthroughs ETF (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). Each Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

20 | May 31, 2018

ALPS ETF Trust

Notes to Financial Statements	May 31, 2018 (Unaudited)

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability; including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

21 | May 31, 2018

ALPS ETF Trust

Notes to Financial Statements	May 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments at May 31, 2018:

ALPS Disruptive Technologies ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$23,423,595	$–	$–	$23,423,595
Short Term Investments
Money Market Fund	22,407	–	–	22,407
Investments Purchased with Collateral from Securities Loaned	812,986	–	–	812,986
TOTAL	$24,258,988	$–	$–	$24,258,988

ALPS Medical Breakthroughs ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$208,084,523	$–	$–	$208,084,523
Rights*	–	1,700	–	1,700
Short Term Investments
Money Market Fund	159,083	–	–	159,083
Investments Purchased with Collateral from Securities Loaned	8,008,337	–	–	8,008,337
TOTAL	$216,251,943	$1,700	$–	$216,253,643

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Funds recognize transfers between levels as of the end of the period. For the six months or period ended May 31, 2018, the Funds did not have any transfers between Level 1 and Level 2 securities. The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

C. Foreign Investment Risk

The ALPS Disruptive Technologies ETF may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less liquidity generally, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund’s assets that are denominated in foreign currency.

Countries with emerging markets may have relatively unstable governments and may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of the Fund, the value of the Funds’ securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by the Index may adversely affect a Fund's ability to track its Index.

22 | May 31, 2018

ALPS ETF Trust

Notes to Financial Statements	May 31, 2018 (Unaudited)

D. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

E. Other Risks

Equity Risk: A principal risk of investing in the Funds is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by a Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by a Fund. In addition, common stock of an issuer in a Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Small- and Mid- Capitalization Company Risk: Investments in securities of small and mid-capitalization companies are subject to the risks of common stocks. Investments in smaller companies may involve greater risks because these companies generally have a limited track record. Smaller companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

Concentration Risk: Each Fund seeks to track its respective Underlying Index, which may have concentration in certain industries or sectors, as well as regions, economies or markets. Underperformance or increased risk in such other concentrated areas may result in underperformance or increased risk in a Fund.

Non-Correlation Risk: Each Fund’s return may not match the return of its respective Underlying Index for a number of reasons. For example, a Fund incurs a number of operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of a Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions. Due to legal and regulatory rules and limitations, a Fund may not be able to invest in all securities included in its Underlying Index. For tax efficiency purposes, a Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If a Fund utilizes a sampling approach or otherwise does not hold all of the securities in the Underlying Index, its return may not correlate as well with the return on its Underlying Index, as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

F. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Interest income, if any, is recorded on the accrual basis.

G. Dividends and Distributions to Shareholders

Dividends from net investment income for each Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

H. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2018.

There were no distributions paid by the ALPS Medical Breakthroughs ETF for the year ended November 30, 2017.

23 | May 31, 2018

ALPS ETF Trust

Notes to Financial Statements	May 31, 2018 (Unaudited)

At November 30, 2017, the Fund’s post-enactment capital losses deferred to the next tax year were as follows:

Fund	Short-Term	Long-Term
ALPS Medical Breakthroughs ETF	$26,185,173	$15,298,179

As of May 31, 2018, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	ALPS Disruptive Technologies ETF	ALPS Medical Breakthroughs ETF
Gross appreciation (excess of value over tax cost)	$1,318,330	$53,905,607
Gross depreciation (excess of tax cost over value)	(749,486)	(29,239,586)
Net unrealized appreciation (depreciation)	$568,844	$24,666,021
Cost of investments for income tax purposes	$23,690,144	$191,587,622

The differences between book-basis and tax-basis are primarily due to the deferral of losses due to wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2018.

I. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2018, each Fund did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. As the ALPS Disruptive Technologies ETF commenced operations on December 28, 2017, no tax returns have been filed as of the date of this report.

J. Lending of Portfolio Securities

The Funds have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. Each Fund may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. Each Funds’ securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

24 | May 31, 2018

ALPS ETF Trust

Notes to Financial Statements	May 31, 2018 (Unaudited)

The following is a summary of each Fund's securities lending agreement and related cash and non-cash collateral received as of May 31, 2018:

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS Disruptive Technologies ETF	$954,152	$812,986	$173,131	$986,117

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS Medical Breakthroughs ETF	$55,993,136	$8,008,337	$46,894,347	$54,902,684

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2018:

ALPS Disruptive Technologies ETF	Remaining contractual maturity of the lending agreement
Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$812,986	$–	$–	$–	$812,986
Total Borrowings					812,986
Gross amount of recognized liabilities for securities lending (collateral received)					$812,986

ALPS Medical Breakthroughs ETF	Remaining contractual maturity of the lending agreement
Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$8,008,337	$–	$–	$–	$8,008,337
Total Borrowings					8,008,337
Gross amount of recognized liabilities for securities lending (collateral received)					$8,008,337

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Funds’ investment adviser pursuant to an Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary fee for the services and facilities it provides, payable on a monthly basis as a percentage of each Fund’s average daily net assets as set forth below. From time to time, the Adviser may waive all or a portion of its fee.

Fund	Advisory Fee
ALPS Disruptive Technologies ETF	0.50%
ALPS Medical Breakthroughs ETF	0.50%

Capitalized terms used but not defined within this paragraph, shall have the respective meanings given to them in the Board Considerations Regarding Approval of Investment Advisory Agreement section of this Semi-Annual Report (“Board Considerations”). As discussed in the Board Considerations, the Adviser is an indirect wholly owned subsidiary of DST and on April 16, 2018, DST was acquired by SS&C resulting in a change of control of the Adviser. As discussed in the Board Considerations, in order for the Adviser to continue to serve as the investment adviser to the applicable Funds, among other approvals, the Board approved an Interim Advisory Agreement between the Adviser and the Trust, on behalf of the Funds. The Interim Advisory Agreement is effective for the earlier of 150 days from the close of the Transaction or the date of shareholder approval of the New Advisory Agreement. Under the terms of the Interim Advisory Agreement, the unitary management fee paid to the Adviser will be held in escrow until shareholder approval of the New Advisory Agreement is obtained and is reported as Cash held in escrow account on the Statement of Assets and Liabilities.

25 | May 31, 2018

ALPS ETF Trust

Notes to Financial Statements	May 31, 2018 (Unaudited)

Out of the unitary management fee, the Adviser pays substantially all expenses for each Fund, including the licensing fees to the Index provider, the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund’s expenses and to compensate the Adviser for providing services for each Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator for the Funds.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, both the Chairman of the Board and Chairman of the Audit Committee each receives a quarterly retainer of $2,000, in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months or period ended May 31, 2018, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
ALPS Disruptive Technologies ETF	$820,895	$1,019,459
ALPS Medical Breakthroughs ETF	41,156,513	43,342,199

For the six months or period ended May 31, 2018, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS Disruptive Technologies ETF	$23,560,333	$633,953
ALPS Medical Breakthroughs ETF	69,240,876	19,995,573

For the six months or period ended May 31, 2018, the in-kind net realized gains/(losses) were as follows:

Fund	Net Realized Gain/(Loss)
ALPS Disruptive Technologies ETF	$149,157
ALPS Medical Breakthroughs ETF	11,260,774

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

26 | May 31, 2018

ALPS ETF Trust

Notes to Financial Statements	May 31, 2018 (Unaudited)

6. RELATED PARTY TRANSACTIONS

The ALPS Medical Breakthroughs ETF engaged in cross trades between other funds in the Trust during the six months ended May 31, 2018 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds of the Trust pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the six months ended May 31, 2018, were as follows:

Fund	Purchase cost paid	Sale proceeds received	Realized gain/(loss) on sales
ALPS Medical Breakthroughs ETF	$258,138	$–	$–

27 | May 31, 2018

ALPS ETF Trust

Additional Information	May 31, 2018 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. Forms N-Q for each Fund will be available on the SEC’s website at www.sec.gov. Each Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Fund’s Forms N-Q will be available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

LICENSING AGREEMENT

ALPS Disruptive Technology ETF

The Indxx Disruptive Technologies Index (the “Underlying Index”) is a service mark of Indxx, LLC (“Indxx” or the “Index Provider”) and has been licensed for use for certain purposes by ALPS Advisors, Inc. The ALPS Disruptive Technologies ETF is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of investing in the ALPS Disruptive Technologies ETF.

The ALPS Disruptive Technologies ETF is not sponsored, endorsed, sold or promoted by Indxx. Indxx makes no representation or warranty, express or implied, to the owners of the ALPS Disruptive Technologies ETF or any member of the public regarding the advisability of investing in securities generally or in the ALPS Disruptive Technologies ETF particularly. Indxx has no obligation to take the needs of ALPS Advisors, Inc. or the shareholders of ALPS Disruptive Technologies ETF into consideration in determining, composing, or calculating the Underlying Index. Indxx is not responsible for and has not participated in the determination of the timing, amount or pricing of the ALPS Disruptive Technologies ETF shares to be issued or in the determination or calculation of the equation by which the ALPS Disruptive Technologies ETF is to be converted into cash. Indxx has no obligation or liability in connection with the administration, marketing or trading of the ALPS Disruptive Technologies ETF.

INDXX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY ANY PERSON OR ENTITY FROM THE USE OF THE INDEX(ES), TRADING BASED ON THE INDEX(ES), OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE PRODUCTS, OR FOR ANY OTHER USE. INDXX EXPRESSLY DISCLAIMS ALL WARRANTIES AND CONDITIONS, EXPRESS, STATUTORY, OR IMPLIED, EXCEPT AS SET FORTH IN THIS AGREEMENT. EXCEPT AS OTHERWISE SPECIFICALLY SET FORTH IN THIS AGREEMENT, INDXX HEREBY EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES AND CONDITIONS OF MERCHANTABILITY, TITLE, OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX(ES) OR ANY DATA INCLUDED THEREIN. INDXX DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY DATA SUPPLIED BY IT OR ANY DATA INCLUDED THEREIN. INDXX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUNDS, ITS SHAREHOLDERS OR AFFILIATES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DATA SUPPLIED BY INDXX OR ANY DATA INCLUDED THEREIN. INDXX MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DATA SUPPLIED BY INDXX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL INDXX HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

ALPS Medical Breakthroughs ETF

The Poliwogg Medical Breakthroughs IndexSM is a service mark of S-Network Global Indexes, Inc. and has been licensed for use by ALPS Advisors, Inc. The ALPS Medical Breakthroughs ETF is not sponsored, endorsed, sold or promoted by S-Network Global Indexes, Inc. and S-Network Global Indexes, Inc. makes no representation regarding the advisability of investing in the ALPS Medical Breakthroughs ETF.

28 | May 31, 2018

ALPS ETF Trust

Additional Information	May 31, 2018 (Unaudited)

The ALPS Medical Breakthroughs ETF is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) or its third party licensors. Neither S&P nor its third party licensors make any representation or warranty, express or implied, to the owners of the ALPS Medical Breakthroughs ETF or any member of the public regarding the advisability of investing in securities generally or in the ALPS Medical Breakthroughs ETF particularly or the ability of the Poliwogg Medical Breakthroughs IndexSM to track general stock market performance. S&P’s and its third party licensor’s only relationship to S-Network Global Indexes, LLC is the licensing of certain trademarks, service marks and trade names of S&P and/or its third party licensors and for the providing of calculation and maintenance services related to the Poliwogg Medical Breakthroughs IndexSM. Neither S&P nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of the ALPS Medical Breakthroughs ETF or the timing of the issuance or sale of the ALPS Medical Breakthroughs ETF or in the determination or calculation of the equation by which the ALPS Medical Breakthroughs ETF is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the ALPS Medical Breakthroughs ETF.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE POLIWOGG MEDICAL BREAKTHROUGHS INDEXSM OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

Standard & Poor’s®, and S&P® are registered trademarks of The McGraw-Hill Companies, Inc.; “Calculated by S&P Custom Indices” and its related stylized mark are service marks of The McGraw-Hill Companies, Inc. These marks have been licensed for use by S-Network Global Indexes, LLC. The Adviser does not guarantee the accuracy and/or the completeness of either Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of either Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to either Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of either Underlying Index even if notified of the possibility of such damages.

29 | May 31, 2018

ALPS ETF Trust

Board Considerations Regarding Approval of Investment Advisory Agreements	May 31, 2018 (Unaudited)

At an in-person meeting held on March 5, 2018, the Board of Trustees of the Trust (the “Board” or the “Trustees”), including the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act, as amended (the “Independent Trustees”), evaluated a proposal to approve each of (i) the continuance of the investment advisory agreement between the Trust and ALPS Advisors, Inc. (the “Adviser” or “AAI”) with respect to the ALPS Medical Breakthroughs ETF (“SBIO”) and the ALPS Disruptive Technologies ETF (“DTEC”) (each, a “Fund” and collectively, “the Funds”) (the “Existing Advisory Agreements”); (ii) a new investment advisory agreement between the Adviser and the Trust on behalf of the Funds (the “New Advisory Agreement”); and (iii) an interim investment advisory agreement between the Adviser and the Trust on behalf of the Funds (the “Interim Advisory Agreement” and together with the Existing Advisory Agreement and New Advisory Agreement, the “Advisory Agreements”). The Independent Trustees also met separately to consider the Advisory Agreements.

Consideration by the Board of the New Advisory Agreement and Interim Advisory Agreement was necessary because DST Systems, Inc. (“DST”), the ultimate parent company to the Adviser, had had entered into an agreement to be acquired by SS&C Technologies Holdings, Inc. (“SS&C”) (the “Transaction”). Because the Adviser would be acquired along with DST, the closing of the Transaction (the “Closing”) may be deemed a change in control with respect to the Adviser. The Closing occurred on April 16, 2018. This change in control with respect to the Adviser may be deemed to trigger an “assignment” of the Existing Advisory Agreements under the Investment Company Act of 1940, as amended (the “1940 Act”). As required by the 1940 Act, the Existing Advisory Agreements provide for their automatic termination in the event of an assignment, and therefore, the Existing Advisory Agreements automatically terminated upon Closing. In order for the Adviser to continue as the Funds’ investment adviser, the Board and the Funds’ shareholders must approve the New Advisory Agreement which would take effect, if approved, upon the date of such shareholder approval. As of the date of this report, the New Advisory Agreement has not received shareholder approval and efforts to secure such shareholder approval are ongoing. The Interim Advisory Agreement approved by the Board permits the Adviser to continue as investment adviser to the Funds from the date of the Closing until the Funds’ shareholders approve the New Advisory Agreement, subject to a maximum term of 150 days.

In evaluating the Advisory Agreements with respect to each Fund, the Independent Trustees considered various factors, including (i) the nature, extent and quality of the services provided (or to be provided) by AAI with respect to the Fund under the Advisory Agreements; (ii) the advisory fees and other expenses paid by the Fund compared to those of similar funds managed by other investment advisers; (iii) the costs of the services provided to the Fund by AAI and the profits realized by AAI and its affiliates from its relationship to the Fund; (iv) the extent to which economies of scale have been or would be realized if and as the assets of the Fund grow and whether fees reflect the economies of scale for the benefit of shareholders; and (v) any additional benefits and other considerations.

With respect to the nature, extent and quality of the services provided (or to be provided) by AAI under the Advisory Agreements, the Independent Trustees considered and reviewed information concerning the services provided (or to be provided) under the Advisory Agreements, the investment parameters of the index of each Fund, financial information regarding AAI and its parent company, information describing AAI’s current organization and the background and experience of the persons responsible for the day-to-day management of the Funds.

The Independent Trustees reviewed information on the performance of each Fund and its applicable benchmark. The Independent Trustees also evaluated the correlation and tracking error between each underlying index and its corresponding Fund’s performance. Based on their review, the Independent Trustees found that the nature and extent of services provided (or to be provided) to each Fund under the Advisory Agreements was appropriate and that the quality was satisfactory.

The Independent Trustees noted that the advisory fees for each Fund were unitary fees pursuant to which AAI assumes all expenses of the Funds (including the cost of transfer agency, custody, fund administration, legal, audit and other services) other than the payments under the Advisory Agreements, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

With respect to the advisory fee rate, the Independent Trustees noted the following:

The net advisory fee rate for SBIO is higher than the median of its Broadridge expense group. The net advisory fee rate for DTEC is lower than the median of its Broadridge expense group. The expense ratio for each of the Funds is below the median of its respective Broadridge expense group.

Based on the foregoing, and the other information available to them, the Independent Trustees concluded that the advisory fee rate for each of the Funds was reasonable under the circumstances and in light of the quality of the services provided.

The Independent Trustees considered other benefits available to AAI because of its relationship with the Funds and concluded that the advisory fees were reasonable taking into account any such benefits.

30 | May 31, 2018

ALPS ETF Trust

Board Considerations Regarding Approval of Investment Advisory Agreements	May 31, 2018 (Unaudited)

The Independent Trustees also considered with respect to each Fund the information provided by AAI about the costs and profitability of AAI with respect to each of the Funds. The Independent Trustees reviewed and noted the relatively small sizes of the Funds in considering economies of scale that may be realized by AAI. The Independent Trustees determined that they would continue to evaluate whether further economies of scale have been achieved on an ongoing basis.

In voting to renew each Existing Advisory Agreement and approve each New Advisory Agreement and Interim Advisory Agreement, the Independent Trustees concluded that the terms of each Advisory Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Independent Trustees considered relevant in the exercise of their reasonable business judgment. The Independent Trustees did not identify any single factor or group of factors as all important or controlling and considered all factors together.

31 | May 31, 2018

Semi-Annual Report May 31, 2018

This report has been prepared for shareholders of the ETFs described herein and may be distributed to others only if preceded or accompanied by a prospectus.

Learn More
866.759.5679 | alpsfunds.com

SEMI-ANNUAL REPORT
May 31, 2018

ALPS Sector Dividend Dogs ETF (NYSE ARCA: SDOG)
ALPS International Sector Dividend Dogs ETF (NYSE ARCA: IDOG)
ALPS Emerging Sector Dividend Dogs ETF (NYSE ARCA: EDOG)
ALPS | Dorsey Wright Sector Momentum ETF (NASDAQ: SWIN)

An ALPS Advisors Solution

ALPS
A DST Company

Performance Overview	1
Disclosure of Fund Expenses	9
Schedules of Investments	10
Statements of Assets and Liabilities	16
Statements of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	22
Notes to Financial Statements	26
Additional Information	34
Board Considerations Regarding Approval of Investment Advisory Agreements	37

alpsfunds.com

ALPS Sector Dividend Dogs ETF

Performance Overview	May 31, 2018 (Unaudited)

Investment Objective

The ALPS Sector Dividend Dogs ETF (the “Fund”) seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® Sector Dividend Dogs Index (the “Underlying Index”). The Shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol SDOG. The Fund generally will invest in all of the securities that comprise the Underlying Index in proportion to their weightings in the Underlying Index.

The Underlying Index is a rules based index intended to give investors a means of tracking the overall performance of the highest dividend paying stocks (i.e. “Dividend Dogs”) in the S&P 500® (“SPX”) on a sector-by-sector basis. “Dividend Dogs” refers to the five stocks in each of the ten Global Industry Classification Standard (“GICS”) sectors that make up the S&P 500® which offer the highest dividend yields.

Performance (as of May 31, 2018)

	6 Months	1 Year	3 Year	5 Year	Since Inception^
ALPS Sector Dividend Dogs ETF – NAV	-0.80%	8.69%	8.84%	11.34%	14.16%
ALPS Sector Dividend Dogs ETF – Market Price*	-0.71%	8.78%	8.86%	11.32%	14.17%
S-Network® Sector Dividend Dogs TR Index	-0.60%	9.19%	9.36%	11.87%	14.70%
S&P 500® Total Return Index	3.16%	14.38%	10.97%	12.98%	14.68%

Total Expense Ratio (per the current prospectus) 0.40%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.675.2639.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund Commencement Date was June 29, 2012.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The S-Network® Sector Dividend Dogs Index is designed to serve as a fair, impartial and transparent measure of the performance of US large cap equities with above average dividend yields. The Underlying Index is a portfolio of fifty stocks derived from the S&P 500® Index. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period.

The S&P 500® Total Return Index is an index of 500 stocks chosen for market size, liquidity and industry grouping among other factors.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The ALPS Sector Dividend Dogs ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the ETF.

1 | May 31, 2018

ALPS Sector Dividend Dogs ETF

Performance Overview	May 31, 2018 (Unaudited)

Top 10 Holdings* (as of May 31, 2018)

Occidental Petroleum Corp.	2.83%
Macy's, Inc.	2.58%
ONEOK, Inc.	2.55%
The AES Corp.	2.53%
Exxon Mobil Corp.	2.35%
Merck & Co., Inc.	2.31%
Ford Motor Co.	2.31%
Eli Lilly & Co.	2.29%
Kohl's Corp.	2.26%
FirstEnergy Corp.	2.26%
Total % of Top 10 Holdings	24.27%
Sector Allocation* (as of May 31, 2018)

Energy	11.90%
Consumer Discretionary	11.09%
Utilities	11.09%
Industrials	10.26%
Materials	10.25%
Health Care	10.05%
Information Technology	9.93%
Financials	9.81%
Consumer Staples	9.35%
Telecommunication Services	6.11%
Money Market Fund	0.16%
Total	100.00%

*	% of Total Investments

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2018)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 | May 31, 2018

ALPS International Sector Dividend Dogs ETF

Performance Overview	May 31, 2018 (Unaudited)

Investment Objective

The ALPS International Sector Dividend Dogs ETF (the “Fund”) seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® International Sector Dividend Dogs Index (the “Underlying Index”). The Shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol IDOG. The Fund generally will invest in all of the securities that comprise the Underlying Index in proportion to their weightings in the Underlying Index.

The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of the highest dividend paying stocks (i.e. “Dividend Dogs”) in the S-Net International Developed Markets (ex-Americas) Index, a universe of mainly large capitalization stocks in international developed markets not located in the Americas (the “S-Net Developed Markets”) on a sector-by-sector basis. “Dividend Dogs” refers to the five stocks in each of the ten Global Industry Classification Standard (“GICS”) sectors that make up the S-Net Developed Markets which offer the highest dividend yields.

Performance (as of May 31, 2018)

	6 Months	1 Year	3 Year	Since Inception^
ALPS International Sector Dividend Dogs ETF – NAV	0.19%	7.63%	4.56%	6.02%
ALPS International Sector Dividend Dogs ETF – Market Price*	-0.30%	7.27%	4.51%	6.02%
S-Network® International Sector Dividend Dogs NTR Index	0.25%	7.95%	4.91%	6.42%
MSCI EAFE Index	0.03%	7.97%	4.33%	6.83%

Total Expense Ratio (per the current prospectus) 0.50%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.675.2639.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund Commencement Date was June 28, 2013.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The S-Network® International Sector Dividend Dogs Index is designed to serve as a fair, impartial and transparent measure of the performance of international large cap equities with above average dividend yields. The Underlying Index is a portfolio of fifty stocks derived from the S-Net International Developed Markets Index (ex-Americas) Index. Total Return assumes reinvestment of any dividends and distributions realized during a given time period. Net Total Return (NTR) is obtained by reinvesting the net dividend, which is equal to the ordinary gross dividend minus the amount of withholding tax.

MSCI EAFE® Index is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The ALPS International Sector Dividend Dogs ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the ETF.

3 | May 31, 2018

ALPS International Sector Dividend Dogs ETF

Performance Overview	May 31, 2018 (Unaudited)

Top 10 Holdings* (as of May 31, 2018)

BP Plc	2.39%
BHP Billiton, Ltd.	2.31%
AstraZeneca Plc	2.27%
Royal Dutch Shell Plc	2.27%
GlaxoSmithKline Plc	2.27%
Woodside Petroleum, Ltd.	2.26%
EDP - Energias de Portugal SA	2.25%
Rio Tinto, Ltd.	2.24%
Eni SpA	2.24%
Wesfarmers, Ltd.	2.22%
Total% of Top 10 Holdings	22.72%
Sector Allocation* (as of May 31, 2018)

Energy	11.36%
Utilities	10.71%
Materials	10.70%
Health Care	10.39%
Consumer Staples	10.14%
Industrials	9.85%
Consumer Discretionary	9.77%
Information Technology	9.35%
Telecommunication Services	8.96%
Financials	8.40%
Money Market Fund	0.37%
Total	100.00%

*	% of Total Investments

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2018)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

ALPS International Sector Dividend Dogs ETF - NAV
ALPS International Sector Dividend Dogs ETF - Market Price
S-Network® International Sector Dividend Dogs NTR Index
MSCI EAFE Index
$15k
$14k
$13k
$12k
$11k
$10k
$9k
$13,845
$13,584
$13,336
$13,336
6/28/13
11/30/13
5/31/14
11/30/14
5/31/15
11/30/15
5/31/16
11/30/16
5/31/17
11/30/17
5/31/18

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4 | May 31, 2018

ALPS Emerging Sector Dividend Dogs ETF

Performance Overview	May 31, 2018 (Unaudited)

Investment Objective

The ALPS Emerging Sector Dividend Dogs ETF (the “Fund”) seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® Emerging Sector Dividend Dogs Index (the “Underlying Index”). The Shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol EDOG. The Fund generally will invest in all of the securities that comprise the Underlying Index in proportion to their weightings in the Underlying Index.

The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of the highest dividend paying stocks (i.e. “Dividend Dogs”) in the S-Network® Emerging Markets Index, a universe of mainly large capitalization stocks domiciled in emerging markets (the “S-Network Emerging Markets”) on a sector-by-sector basis. “Dividend Dogs” refers to the five stocks in each of the ten Global Industry Classification Standard (“GICS”) sectors that make up the S-Network® Emerging Markets which offer the highest dividend yields. Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations.

Performance (as of May 31, 2018)

	6 Months	1 Year	3 Year	Since Inception^
ALPS Emerging Sector Dividend Dogs ETF – NAV	-4.44%	-1.41%	1.44%	1.25%
ALPS Emerging Sector Dividend Dogs ETF – Market Price*	-5.08%	-1.79%	1.45%	1.19%
S-Network® Emerging Sector Dividend Dogs NTR Index	-4.01%	-0.67%	2.38%	2.16%
MSCI Emerging Markets Net TR Index®	0.89%	14.03%	6.17%	5.84%

Total Expense Ratio (per the current prospectus) 0.60%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.675.2639.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund Commencement Date was March 28, 2014.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The S-Network® Emerging Sector Dividend Dogs Index is a portfolio of stocks derived from a universe of mainly large capitalization stocks domiciled in emerging markets (the “S-Network Emerging Markets Index” “SNEMX”). The index methodology selects the five stocks in each of the ten GICS sectors that make up the universe which offer the highest dividend yields as of the last trading day of November. The fifty stocks that are selected for inclusion in the portfolio are equally weighted. The universe includes stocks whose domicile and primary exchange listings are in countries identified by the World Bank as Upper Middle Income (certain lower middle income countries are also included, as well as stocks traded on the Taiwan Stock Exchange despite non-recognition by the World Bank). The selection criteria for the universe, in addition to the aforementioned country qualifications, also include requirements for sector inclusion, primary exchange listing, minimum market capitalization, share price, average daily trading volume and other factors. Total Return assumes reinvestment of any dividends and distributions realized during a given time period. Net Total Return (NTR) is obtained by reinvesting the net dividend, which is equal to the ordinary gross dividend minus the amount of withholding tax.

The MSCI Emerging Markets Index® is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The ALPS Emerging Sector Dividend Dogs ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the ETF.

5 | May 31, 2018

ALPS Emerging Sector Dividend Dogs ETF

Performance Overview	May 31, 2018 (Unaudited)

Top 10 Holdings* (as of May 31, 2018)

Sinopec Shanghai Petrochemical Co., Ltd.	2.81%
British American Tobacco Malay Bhd	2.68%
BTS Group Holdings Pcl	2.62%
Huaneng Power International, Inc.	2.57%
Netcare, Ltd.	2.42%
COSCO SHIPPING Energy Transportation Co., Ltd.	2.33%
CEZ A.S.	2.32%
Severstal PJSC	2.30%
Charoen Pokphand Foods Pcl	2.29%
Lenovo Group, Ltd.	2.27%
Total% of Top 10 Holdings	24.61%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Future holdings are subject to change.

Sector Allocation* (as of May 31, 2018)

Materials	10.76%
Consumer Staples	10.76%
Utilities	10.58%
Industrials	10.21%
Energy	10.14%
Health Care	10.06%
Information Technology	10.03%
Financials	9.15%
Consumer Discretionary	9.07%
Telecommunication Services	9.01%
Money Market Fund	0.23%
Total	100.00%

Growth of $10,000 (as of May 31, 2018)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

ALPS Emerging Sector Dividend Dogs ETF - NAV
ALPS Emerging Sector Dividend Dogs ETF - Market Price
S-Network® Emerging Sector Dividend Dogs NTR Index
MSCI Emerging Markets Index
$15k
$13k
$11k
$9k
$7k
$12,674
$10,934
$10,533
$10,505
3/28/14
5/31/14
11/30/14
5/31/15
11/30/15
5/31/16
11/30/16
5/31/17
11/30/17
5/31/18

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6 | May 31, 2018

ALPS | Dorsey Wright Sector Momentum ETF

Performance Overview	May 31, 2018 (Unaudited)

Investment Objective

The ALPS | Dorsey Wright Sector Momentum ETF (the “Fund”) employs a “passive management” – or indexing – investment approach designed to seek investment results that correspond (before fees and expenses) generally to the performance of the Dorsey Wright US Sector Momentum Index (the “Underlying Index”). The shares of the Fund are listed and trade on the NASDAQ under the ticker symbol SWIN.

The Underlying Index is a rules-based index intended to track the overall performance of the stocks with the highest relative strength or “momentum” within the NASDAQ US Large Mid Cap Index on a sector-by-sector basis.

Performance (as of May 31, 2018)

	6 Months	1 Year	Since Inception^
ALPS | Dorsey Wright Sector Momentum ETF - NAV	5.50%	15.88%	18.24%
ALPS | Dorsey Wright Sector Momentum ETF - Market Price*	5.53%	15.87%	18.29%
Dorsey Wright US Sector Momentum Index	5.61%	15.75%	17.90%
S&P 500® Total Return Index	3.16%	14.38%	15.78%

Total Expense Ratio (per the current prospectus) 0.40%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.855.759.5679.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund Commencement date was January 10, 2017.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The Dorsey Wright US Sector Momentum Index is a rules-based index intended to track the overall performance of the stocks with the highest relative strength or “momentum” within the NASDAQ US Large Mid Cap Index on a sector-by-sector basis.

The S&P 500® Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices

The indexes are reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The NASDAQ US Large Mid Cap Index is designed to track the performance of securities assigned to United States and comprised of the Large Mid Cap segment.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The ALPS | Dorsey Wright Sector Momentum ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the ALPS | Dorsey Wright Sector Momentum ETF.

ALPS Portfolio Solutions Distributor, Inc. is not affiliated with Nasdaq, Inc.

7 | May 31, 2018

ALPS | Dorsey Wright Sector Momentum ETF

Performance Overview	May 31, 2018 (Unaudited)

Top 10 Holdings* (as of May 31, 2018)

ABIOMED, Inc.	2.57%
Valero Energy Corp.	2.55%
Continental Resources, Inc.	2.51%
Cheniere Energy, Inc.	2.42%
TransDigm Group, Inc.	2.20%
Sirius XM Holdings, Inc.	2.16%
Domino's Pizza, Inc.	2.16%
VF Corp.	2.13%
O'Reilly Automotive, Inc.	2.12%
Square, Inc.	2.10%
Total% of Top 10 Holdings	22.92%
Sector Allocation* (as of May 31, 2018)

Information Technology	25.65%
Consumer Discretionary	16.44%
Industrials	13.77%
Health Care	11.70%
Energy	11.45%
Materials	11.38%
Financials	7.62%
Real Estate	1.87%
Money Market Fund	0.12%
Total	100.00%

*	% of Total Investments

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2018)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

8 | May 31, 2018

ALPS ETF Trust

Disclosure of Fund Expenses	May 31, 2018 (Unaudited)

Shareholder Expense Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2018.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expense Ratio(a)	Expenses Paid During Period 12/1/17 - 5/31/18(b)
ALPS Sector Dividend Dogs ETF
Actual	$1,000.00	$992.00	0.40%	$1.99
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	0.40%	$2.02

ALPS International Sector Dividend Dogs ETF
Actual	$1,000.00	$1,001.90	0.50%	$2.50
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	0.50%	$2.52

ALPS Emerging Sector Dividend Dogs ETF
Actual	$1,000.00	$955.60	0.60%	$2.93
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02

ALPS | Dorsey Wright Sector Momentum ETF
Actual	$1,000.00	$1,055.00	0.40%	$2.05
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	0.40%	$2.02

(a)	Annualized based on the Fund's most recent half-year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

9 | May 31, 2018

ALPS Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.48%)
Consumer Discretionary (11.06%)
Ford Motor Co.	4,442,354	$51,309,189
Kohl's Corp.	751,747	50,179,112
L Brands, Inc.	1,120,352	37,991,136
Macy's, Inc.	1,639,407	57,231,698
Target Corp.	677,765	49,402,291
Total Consumer Discretionary		246,113,426

Consumer Staples (9.32%)
Altria Group, Inc.	721,080	40,192,999
Archer-Daniels-Midland Co.	1,097,811	47,996,297
The Coca-Cola Co.	1,060,768	45,613,024
General Mills, Inc.	920,145	38,912,932
Philip Morris International, Inc.	437,241	34,778,149
Total Consumer Staples		207,493,401

Energy (11.86%)
Exxon Mobil Corp.	640,745	52,054,124
Helmerich & Payne, Inc.	710,893	47,189,077
Occidental Petroleum Corp.	746,568	62,861,026
ONEOK, Inc.	829,772	56,557,259
The Williams Cos., Inc.	1,690,560	45,408,442
Total Energy		264,069,928

Financials (9.77%)
Invesco, Ltd.	1,386,475	37,878,497
MetLife, Inc.	989,690	45,515,843
Navient Corp.	3,415,841	47,172,764
People's United Financial, Inc.	2,349,577	43,255,713
Wells Fargo & Co.	813,117	43,900,187
Total Financials		217,723,004

Health Care (10.02%)
Cardinal Health, Inc.	665,397	34,660,530
Eli Lilly & Co.	597,229	50,788,354
Gilead Sciences, Inc.	586,546	39,533,200
Merck & Co., Inc.	862,058	51,318,313
Pfizer, Inc.	1,300,118	46,713,240
Total Health Care		223,013,637

Industrials (10.22%)
Eaton Corp. Plc	569,495	43,611,927
Emerson Electric Co.	660,178	46,767,010
General Electric Co.	3,169,040	44,620,083
Nielsen Holdings Plc	1,417,157	42,755,627
United Parcel Service, Inc., Class B	428,828	49,795,507
Total Industrials		227,550,154

Information Technology (9.89%)
International Business Machines Corp.	300,046	42,399,500
QUALCOMM, Inc.	751,076	43,652,537
Seagate Technology Plc	789,521	44,489,509
Western Union Co.	2,347,329	46,688,374
Security Description	Shares	Value
Information Technology (continued)
Xerox Corp.	1,582,356	$43,008,436
Total Information Technology		220,238,356

Materials (10.21%)
CF Industries Holdings, Inc.	1,152,807	47,426,480
International Paper Co.	856,959	45,847,306
LyondellBasell Industries NV, Class A	421,548	47,263,962
Nucor Corp.	704,947	45,250,548
WestRock Co.	705,845	41,560,154
Total Materials		227,348,450

Telecommunication Services (6.08%)
AT&T, Inc.	1,277,854	41,300,241
CenturyLink, Inc.	2,639,104	48,084,475
Verizon Communications, Inc.	966,062	46,052,176
Total Telecommunication Services		135,436,892

Utilities (11.05%)
The AES Corp.	4,398,847	56,085,299
FirstEnergy Corp.	1,456,109	50,119,272
PPL Corp.	1,726,170	47,158,964
SCANA Corp.	1,209,906	43,919,588
The Southern Co.	1,086,858	48,799,924
Total Utilities		246,083,047

TOTAL COMMON STOCKS
(Cost $2,179,590,207)		2,215,070,295

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.16%)
Money Market Fund (0.16%)
State Street Institutional
Treasury Plus Money
Market Fund
(Cost $3,501,559)	1.669%	3,501,559	3,501,559

TOTAL SHORT TERM INVESTMENTS
(Cost $3,501,559)			3,501,559
TOTAL INVESTMENTS (99.64%)
(Cost $2,183,091,766)			$2,218,571,854
NET OTHER ASSETS AND LIABILITIES (0.36%)			8,142,015

NET ASSETS (100.00%)			$2,226,713,869

See Notes to Financial Statements.

10 | May 31, 2018

ALPS International Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.98%)
Australia (17.41%)
AMP, Ltd.	1,622,895	$4,786,528
BHP Billiton, Ltd.	310,983	7,711,585
Fortescue Metals Group, Ltd.	1,856,206	6,583,617
National Australia Bank, Ltd.	290,941	5,896,649
Telstra Corp., Ltd.	2,561,613	5,424,218
Wesfarmers, Ltd.	215,490	7,424,657
Westpac Banking Corp.	292,854	6,167,965
Woodside Petroleum, Ltd.	308,066	7,550,720
Woolworths, Ltd.	327,562	7,050,079
Total Australia		58,596,018

Belgium (1.67%)
Proximus SADP	209,772	5,618,313

Denmark (1.59%)
Pandora A/S	68,208	5,369,519

Finland (6.27%)
Fortum OYJ	304,294	7,153,832
Nokia OYJ	1,171,804	6,767,297
UPM-Kymmene OYJ	195,386	7,174,550
Total Finland		21,095,679

France (5.86%)
Carrefour SA	321,511	5,797,681
Sanofi	85,624	6,569,483
TOTAL SA	120,871	7,354,889
Total France		19,722,053

Germany (5.86%)
Bayer AG	57,352	6,829,447
Evonik Industries AG	194,729	6,824,888
Telefonica Deutschland Holding AG	1,437,945	6,078,606
Total Germany		19,732,941

Great Britain (2.15%)
Persimmon Plc	192,594	7,250,631

Hong Kong (2.13%)
Sands China, Ltd.	1,195,800	7,158,151

Italy (3.96%)
Atlantia SpA	201,389	5,836,407
Eni SpA	412,979	7,478,469
Total Italy		13,314,876

Japan (9.80%)
Canon, Inc.	190,463	6,502,547
Security Description	Shares	Value
Japan (continued)
Japan Airlines Co., Ltd.	175,700	$6,812,544
Japan Tobacco, Inc.	247,700	6,685,179
Nissan Motor Co., Ltd.	663,700	6,592,158
Tokyo Electron, Ltd.	34,100	6,394,632
Total Japan		32,987,060

Netherlands (2.25%)
Royal Dutch Shell Plc, Class A	218,615	7,586,655

Portugal (2.23%)
EDP - Energias de Portugal SA	1,920,833	7,522,595

Spain (5.98%)
Abertis Infraestructuras SA	300,385	6,447,394
Endesa SA	321,048	7,072,931
Ferrovial SA	324,403	6,610,214
Total Spain		20,130,539

Sweden (9.35%)
Hennes & Mauritz AB, Class B(a)	417,582	6,291,832
Nordea Bank AB	588,066	5,654,545
Swedbank AB, Class A	269,842	5,608,513
Telefonaktiebolaget LM Ericsson, Class B	998,385	7,240,728
Telia Co. AB	1,424,299	6,676,477
Total Sweden		31,472,095

Switzerland (1.83%)
Roche Holding AG	28,776	6,161,906

United Kingdom (20.64%)
AstraZeneca Plc	104,542	7,596,268
BP Plc	1,045,188	8,007,240
Centrica Plc	3,529,061	6,844,698
GlaxoSmithKline Plc	374,061	7,578,220
Imperial Brands Plc	192,994	6,952,691
International Consolidated Airlines Group SA	801,333	7,250,113
Micro Focus International Plc	247,199	4,380,430
Rio Tinto, Ltd.	119,358	7,489,248
SSE Plc	397,771	7,231,032
Vodafone Group Plc	2,413,469	6,154,254
Total United Kingdom		69,484,194

TOTAL COMMON STOCKS
(Cost $335,675,332)		333,203,225

11 | May 31, 2018

ALPS International Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2018 (Unaudited)

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.37%)
Money Market Fund (0.37%)
State Street Institutional Treasury Plus Money Market Fund (Cost $1,237,126)	1.669%	1,237,126	$1,237,126

TOTAL SHORT TERM INVESTMENTS
(Cost $1,237,126)			1,237,126

TOTAL INVESTMENTS (99.35%)
(Cost $336,912,458)			$334,440,351

NET OTHER ASSETS AND LIABILITIES (0.65%)			2,166,618

NET ASSETS (100.00%)			$336,606,969

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $4,645,964.

See Notes to Financial Statements.

12 | May 31, 2018

ALPS Emerging Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.37%)
Brazil (8.30%)
BB Seguridade Participacoes SA	102,536	$717,522
CCR SA	242,057	669,483
Cielo SA	130,984	596,173
Engie Brasil Energia SA	76,826	763,092
Fleury SA	104,684	690,950
Total Brazil		3,437,220

Chile (3.82%)
AES Gener SA	2,983,930	780,378
Cencosud SA	301,096	799,439
Total Chile		1,579,817

China (11.87%)
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	1,697,000	960,664
Great Wall Motor Co., Ltd., Class H	816,000	795,900
Huaneng Power International, Inc., Sponsored ADR(a)	34,809	1,061,674
Lenovo Group, Ltd.	1,768,000	937,740
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,570,000	1,159,004
Total China		4,914,982

Czech Republic (2.31%)
CEZ A.S.	38,214	955,793

Hungary (1.95%)
Richter Gedeon Nyrt	41,286	807,366

India (5.84%)
Infosys, Ltd., Sponsored ADR	51,027	928,181
Vedanta, Ltd., ADR	48,197	708,496
Wipro, Ltd., ADR(a)	169,850	781,310
Total India		2,417,987

Indonesia (7.85%)
Astra International Tbk PT	1,650,700	819,707
Indocement Tunggal Prakarsa Tbk PT	638,300	809,646
Kalbe Farma Tbk PT	8,312,900	819,624
Perusahaan Gas Negara Persero Tbk	5,376,900	801,021
Total Indonesia		3,249,998

Malaysia (7.92%)
Astro Malaysia Holdings Bhd	1,545,700	543,713
British American Tobacco Malay Bhd	135,827	1,103,680
Malayan Banking Bhd	347,300	842,944
MISC Bhd	534,600	788,468
Total Malaysia		3,278,805
Security Description	Shares	Value
Mexico (3.95%)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR	125,247	$810,348
Kimberly-Clark de Mexico SAB de CV, Class A	496,300	825,896
Total Mexico		1,636,244

Philippines (3.72%)
PLDT, Inc., Sponsored ADR	31,489	760,774
Semirara Mining & Power Corp.	1,430,900	778,973
Total Philippines		1,539,747

Poland (1.75%)
Bank Pekao SA	23,925	723,950

Russia (10.14%)
Gazprom PAO, Sponsored ADR	190,816	866,686
Lukoil PJSC, Sponsored ADR	14,014	935,294
MegaFon PJSC, GDR(b)	81,842	721,847
Mobile TeleSystems PJSC, Sponsored ADR	75,861	726,749
Severstal PJSC, GDR(b)	59,759	950,168
Total Russia		4,200,744

South Africa (9.77%)
AVI, Ltd.	95,002	763,449
Barclays Africa Group, Ltd.	53,460	678,980
Life Healthcare Group Holdings, Ltd.	371,874	832,554
Netcare, Ltd.(a)	428,794	997,375
Woolworths Holdings, Ltd.	169,396	776,321
Total South Africa		4,048,679

Thailand (11.25%)
BTS Group Holdings Pcl	3,559,820	1,079,408
Charoen Pokphand Foods Pcl	1,209,900	945,530
Delta Electronics Thailand Pcl	443,624	894,459
Intouch Holdings Pcl, NVDR	503,100	868,905
Thai Oil Pcl	302,500	869,959
Total Thailand		4,658,261

Turkey (8.93%)
Enka Insaat ve Sanayi A.S.	722,547	711,783
Eregli Demir ve Celik Fabrikalari TAS	326,880	810,801
Ford Otomotiv Sanayi AS	56,970	805,328
Tupras Turkiye Petrol Rafinerileri A.S.	31,282	733,088
Turkcell Iletisim Hizmetleri AS, ADR	95,627	638,788
Total Turkey		3,699,788

TOTAL COMMON STOCKS
(Cost $43,691,373)		41,149,381

13 | May 31, 2018

ALPS Emerging Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2018 (Unaudited)

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (4.47%)
Money Market Fund (0.23%)
State Street Institutional Treasury Plus Money Market Fund (Cost $94,674)	1.669%	94,674	$94,674

Investments Purchased with Collateral
From Securities Loaned (4.24%)
State Street Navigator Securities Lending Prime Portfolio, 1.77% (Cost $1,755,398)		1,755,398	1,755,398
TOTAL SHORT TERM INVESTMENTS
(Cost $1,850,072)			1,850,072

TOTAL INVESTMENTS (103.84%)
(Cost $45,541,445)			$42,999,453

NET LIABILITIES LESS OTHER ASSETS (-3.84%)			(1,589,090)
NET ASSETS (100.00%)			$41,410,363

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $1,702,113.
(b)	These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. As of May 31, 2018, the aggregate market values of these securities were $1,672,015, representing 4.04% of the Fund’s net assets.

See Notes to Financial Statements.

14 | May 31, 2018

ALPS | Dorsey Wright Sector Momentum ETF

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.83%)
Consumer Discretionary (16.43%)
Amazon.com, Inc.(a)	137	$223,258
Domino's Pizza, Inc.	936	235,385
Home Depot, Inc.	1,205	224,793
O'Reilly Automotive, Inc.(a)	857	230,885
Sirius XM Holdings, Inc.(b)	33,283	236,309
VF Corp.	2,858	231,955
Wyndham Destinations, Inc.	1,855	201,156
Yum! Brands, Inc.	2,583	210,076
Total Consumer Discretionary		1,793,817

Energy (11.44%)
Cheniere Energy, Inc.(a)	3,970	264,481
CONSOL Energy, Inc.(a)	13,914	224,850
Continental Resources, Inc.(a)	4,064	273,670
Diamondback Energy, Inc.	1,718	207,466
Valero Energy Corp.	2,300	278,760
Total Energy		1,249,227

Financials (7.61%)
American Financial Group, Inc.	1,908	209,651
Chubb Ltd.	1,530	199,956
Discover Financial Services	2,818	208,137
Western Alliance Bancorp(a)	3,543	213,501
Total Financials		831,245

Health Care (11.70%)
ABIOMED, Inc.(a)	736	280,519
Becton Dickinson and Co.	966	214,056
Bluebird Bio, Inc.(a)	1,079	193,195
Mettler-Toledo International, Inc.(a)	351	193,310
Nektar Therapeutics(a)	2,094	168,085
UnitedHealth Group, Inc.	944	227,985
Total Health Care		1,277,150

Industrials (13.77%)
IDEX Corp.	1,460	202,473
ITT, Inc.	4,177	215,617
Lockheed Martin Corp.	650	204,451
Northrop Grumman Corp.	637	208,458
Roper Technologies, Inc.	752	207,394
TransDigm Group, Inc.	719	240,225
Union Pacific Corp.	1,572	224,419
Total Industrials		1,503,037

Information Technology (25.64%)
Activision Blizzard, Inc.	3,009	213,368
Amphenol Corp., Class A	2,344	203,764
ANSYS, Inc.(a)	1,297	211,152
Apple, Inc.	1,209	225,926
EPAM Systems, Inc.(a)	1,811	223,079
Facebook, Inc., Class A(a)	1,165	223,424
Fiserv, Inc.(a)	2,906	210,976
Security Description	Shares	Value
Information Technology (continued)
LogMeIn, Inc.	1,706	$184,077
Micron Technology, Inc.(a)	3,560	205,020
Monolithic Power Systems, Inc.	1,729	227,899
NVIDIA Corp.	861	217,136
Square, Inc., Class A(a)	3,929	228,864
Take-Two Interactive Software, Inc.(a)	2,010	225,281
Total Information Technology		2,799,966

Materials (11.37%)
Air Products & Chemicals, Inc.	1,272	205,314
Freeport-McMoRan, Inc.	11,747	198,524
Louisiana-Pacific Corp.	7,271	212,168
The Sherwin-Williams Co.	527	199,865
Steel Dynamics, Inc.	4,594	227,081
United States Steel Corp.	5,397	198,987
Total Materials		1,241,939

Real Estate (1.87%)
American Tower Corp.	1,472	203,681

TOTAL COMMON STOCKS
(Cost $9,672,832)		10,900,062

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.12%)
Money Market Fund (0.12%)
State Street Institutional Treasury Plus Money Market Fund (Cost $13,566)	1.669%	13,566	13,566

TOTAL SHORT TERM INVESTMENTS
(Cost $13,566)			13,566

TOTAL INVESTMENTS (99.95%)
(Cost $9,686,398)			$10,913,628

NET OTHER ASSETS AND LIABILITIES (0.05%)			5,826

NET ASSETS (100.00%)			$10,919,454

(a)	Non-income producing security.

(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $177,230.

See Notes to Financial Statements.

15 | May 31, 2018

ALPS ETF Trust

Statements of Assets and Liabilities	May 31, 2018 (Unaudited)

	ALPS Sector Dividend Dogs ETF	ALPS International Sector Dividend Dogs ETF	ALPS Emerging Sector Dividend Dogs ETF	ALPS | Dorsey Wright Sector Momentum ETF
ASSETS:
Investments, at value	$2,218,571,854	$334,440,351	$42,999,453	$10,913,628
Foreign currency, at value (Cost $–, $–, $76,899 and $–)	–	–	76,877	–
Foreign tax reclaims	–	547,587	1,582	–
Cash held in escrow account (Note 3)	347,089	64,977	12,313	1,616
Dividends receivable	8,897,191	1,763,445	110,613	9,496
Receivable for investments sold	–	–	424	–
Total Assets	2,227,816,134	336,816,360	43,201,262	10,924,740

LIABILITIES:
Payable to adviser	1,102,265	209,391	35,501	5,286
Payable for collateral upon return of securities loaned	–	–	1,755,398	–
Total Liabilities	1,102,265	209,391	1,790,899	5,286
NET ASSETS	$2,226,713,869	$336,606,969	$41,410,363	$10,919,454

NET ASSETS CONSIST OF:
Paid-in capital	$2,178,301,222	$339,983,706	$44,463,012	$9,432,833
Accumulated net investment income/(loss)	(179,184)	3,396,110	474,453	9,022
Accumulated net realized gain/(loss)	13,111,743	(4,292,407)	(983,585)	250,369
Net unrealized appreciation/(depreciation)	35,480,088	(2,480,440)	(2,543,517)	1,227,230
NET ASSETS	$2,226,713,869	$336,606,969	$41,410,363	$10,919,454

INVESTMENTS, AT COST	$2,183,091,766	$336,912,458	$45,541,445	$9,686,398

PRICING OF SHARES:
Net Assets	$2,226,713,869	$336,606,969	$41,410,363	$10,919,454
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	50,109,141	12,100,000	1,800,000	350,002
Net Asset Value, offering and redemption price per share	$44.44	$27.82	$23.01	$31.20

See Notes to Financial Statements.

16 | May 31, 2018

ALPS ETF Trust

Statements of Operations	For the Six Months Ended May 31, 2018 (Unaudited)

	ALPS Sector Dividend Dogs ETF	ALPS International Sector Dividend Dogs ETF	ALPS Emerging Sector Dividend Dogs ETF	ALPS | Dorsey Wright Sector Momentum ETF
INVESTMENT INCOME:
Dividends*	$45,907,751	$9,621,058	$962,382	$56,710
Securities Lending Income	21,820	5,612	10,943	2,175
Total Investment Income	45,929,571	9,626,670	973,325	58,885

EXPENSES:
Investment adviser fees	4,623,767	868,968	155,671	21,022
Total Expenses	4,623,767	868,968	155,671	21,022
NET INVESTMENT INCOME	41,305,804	8,757,702	817,654	37,863

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain on investments	164,940,389	22,320,599	1,733,448	436,628
Net realized loss on foreign currency transactions	–	(165,689)	(57,630)	–
Total net realized gain	164,940,389	22,154,910	1,675,818	436,628
Net change in unrealized appreciation/(depreciation) on investments	(225,366,769)	(30,527,050)	(5,145,500)	86,918
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	–	(25,394)	(1,632)	–
Total net change in unrealized appreciation/(depreciation)	(225,366,769)	(30,552,444)	(5,147,132)	86,918
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(60,426,380)	(8,397,534)	(3,471,314)	523,546
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(19,120,576)	$360,168	$(2,653,660)	$561,409
*Net of foreign tax withholding:	$–	$883,930	$109,812	$–

See Notes to Financial Statements.

17 | May 31, 2018

ALPS Sector Dividend Dogs ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2018 (Unaudited)	For the Year Ended November 30, 2017
OPERATIONS:
Net investment income	$41,305,804	$70,692,559
Net realized gain	164,940,389	79,876,828
Net change in unrealized appreciation/(depreciation)	(225,366,769)	84,019,526
Net increase/(decrease) in net assets resulting from operations	(19,120,576)	234,588,913

Net Equalization Credits/(Debits)	(1,388,870)	1,506,585

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(41,484,988)	(70,756,115)
From tax return of capital	–	(2,592,040)
Total distributions	(41,484,988)	(73,348,155)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	529,159,839	1,098,967,514
Cost of shares redeemed	(564,044,956)	(640,408,820)
Net income equalization (Note 2)	1,388,870	(1,506,585)
Net increase/(decrease) from share transactions	(33,496,247)	457,052,109
Net increase/(decrease) in net assets	(95,490,681)	619,799,452

NET ASSETS:
Beginning of period	2,322,204,550	1,702,405,098
End of period *	$2,226,713,869	$2,322,204,550

* Including accumulated net investment loss of:	$(179,184)	$–

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	50,909,141	40,259,141
Shares sold	11,550,000	25,600,000
Shares redeemed	(12,350,000)	(14,950,000)
Shares outstanding, end of period	50,109,141	50,909,141

See Notes to Financial Statements.

18 | May 31, 2018

ALPS International Sector Dividend Dogs ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2018 (Unaudited)	For the Year Ended November 30, 2017
OPERATIONS:
Net investment income	$8,757,702	$8,948,867
Net realized gain/(loss)	22,154,910	(2,156,351)
Net change in unrealized appreciation/(depreciation)	(30,552,444)	49,755,411
Net increase in net assets resulting from operations	360,168	56,547,927

Net Equalization Credits/(Debits)	(97,264)	1,103,408

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,191,767)	(8,514,874)
Total distributions	(6,191,767)	(8,514,874)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	75,662,867	167,824,202
Cost of shares redeemed	(82,407,981)	(27,715,964)
Net income equalization (Note 2)	97,264	(1,103,408)
Net increase/(decrease) from share transactions	(6,647,850)	139,004,830
Net increase/(decrease) in net assets	(12,576,713)	188,141,291

NET ASSETS:
Beginning of period	349,183,682	161,042,391
End of period *	$336,606,969	$349,183,682

* Including accumulated net investment income of:	$3,396,110	$830,175

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	12,350,000	7,050,000
Shares sold	2,650,000	6,400,000
Shares redeemed	(2,900,000)	(1,100,000)
Shares outstanding, end of period	12,100,000	12,350,000

See Notes to Financial Statements.

19 | May 31, 2018

ALPS Emerging Sector Dividend Dogs ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2018 (Unaudited)	For the Year Ended November 30, 2017
OPERATIONS:
Net investment income	$817,654	$1,221,858
Net realized gain	1,675,818	143,336
Net change in unrealized appreciation/(depreciation)	(5,147,132)	3,453,932
Net increase/(decrease) in net assets resulting from operations	(2,653,660)	4,819,126

Net Equalization Credits/(Debits)	(104,384)	80,789

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(478,875)	(1,225,826)
Total distributions	(478,875)	(1,225,826)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	18,738,468	26,866,382
Cost of shares redeemed	(21,551,763)	(2,160,243)
Net income equalization (Note 2)	104,384	(80,789)
Net increase/(decrease) from share transactions	(2,708,911)	24,625,350
Net increase/(decrease) in net assets	(5,945,830)	28,299,439

NET ASSETS:
Beginning of period	47,356,193	19,056,754
End of period *	$41,410,363	$47,356,193

* Including accumulated net investment income of:	$474,453	$135,674

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,950,000	900,000
Shares sold	750,000	1,150,000
Shares redeemed	(900,000)	(100,000)
Shares outstanding, end of period	1,800,000	1,950,000

See Notes to Financial Statements.

20 | May 31, 2018

ALPS | Dorsey Wright Sector Momentum ETF

Statement of Changes in Net Assets

	For the Six Months Ended May 31, 2018 (Unaudited)	For the Period January 10, 2017 (Commencement) to November 30, 2017
OPERATIONS:
Net investment income	$37,863	$42,075
Net realized gain/(loss)	436,628	(19,217)
Net change in unrealized appreciation	86,918	1,140,312
Net Increase in net assets resulting from operations	561,409	1,163,170

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(37,072)	(33,844)
Total distributions	(37,072)	(33,844)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	3,063,651	10,615,997
Cost of shares redeemed	(3,055,977)	(1,357,880)
Net increase from share transactions	7,674	9,258,117
Net Increase in Net Assets	532,011	10,387,443

NET ASSETS:
Beginning of period	10,387,443	–
End of period *	$10,919,454	$10,387,443

* Including accumulated net investment income of:	$9,022	$8,231

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	350,002	–
Shares sold	100,000	400,002
Shares redeemed	(100,000)	(50,000)
Shares outstanding, end of period	350,002	350,002

See Notes to Financial Statements.

21 | May 31, 2018

ALPS Sector Dividend Dogs ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2018 (Unaudited)		For the Year Ended November 30, 2017	For the Year Ended November 30, 2016	For the Year Ended November 30, 2015	For the Year Ended November 30, 2014	For the Year Ended November 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$45.61		$42.29	$36.23	$38.80	$33.76	$26.71

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.81		1.40	1.26	1.21	1.35	1.12
Net realized and unrealized gain/(loss)	(1.17)		3.39	6.15	(2.47)	4.94	7.14
Total from investment operations	(0.36)		4.79	7.41	(1.26)	6.29	8.26

DISTRIBUTIONS:
From net investment income	(0.81)		(1.42)	(1.34)	(1.31)	(1.25)	(1.21)
Tax return of capital	–		(0.05)	(0.01)	–	–	–
Total distributions	(0.81)		(1.47)	(1.35)	(1.31)	(1.25)	(1.21)

Net increase/(decrease) in net asset value	(1.17)		3.32	6.06	(2.57)	5.04	7.05
NET ASSET VALUE, END OF PERIOD	$44.44		$45.61	$42.29	$36.23	$38.80	$33.76
TOTAL RETURN(b)	(0.80)%		11.59%	20.86%	(3.21)%	18.96%	31.66%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$2,226,714		$2,322,205	$1,702,405	$1,014,899	$1,024,473	$464,277

Ratio of expenses to average net assets	0.40	%(c)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	3.57	%(c)	3.24%	3.23%	3.25%	3.74%	3.58%
Portfolio turnover rate(d)	48%		48%	49%	55%	12%	8%
Undistributed net investment income included in price of units issued and redeemed(a)(e)	$(0.03)		$0.03	$0.06	$0.06	$0.09	$0.13

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

(e)	The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

22 | May 31, 2018

ALPS International Sector Dividend Dogs ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2018 (Unaudited)		For the Year Ended November 30, 2017	For the Year Ended November 30, 2016	For the Year Ended November 30, 2015	For the Year Ended November 30, 2014	For the Period June 28, 2013 (Commencement) to November 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$28.27		$22.84	$24.25	$27.33	$29.21	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.72		0.94	1.00	1.06	1.19	0.34
Net realized and unrealized gain/(loss)	(0.67)		5.41	(1.47)	(3.13)	(1.83)	4.08
Total from investment operations	0.05		6.35	(0.47)	(2.07)	(0.64)	4.42

DISTRIBUTIONS:
From net investment income	(0.50)		(0.92)	(0.94)	(0.99)	(1.17)	(0.21)
Tax return of capital	–		–	–	(0.02)	(0.07)	–
Total distributions	(0.50)		(0.92)	(0.94)	(1.01)	(1.24)	(0.21)

Net increase/(decrease) in net asset value	(0.45)		5.43	(1.41)	(3.08)	(1.88)	4.21
NET ASSET VALUE, END OF PERIOD	$27.82		$28.27	$22.84	$24.25	$27.33	$29.21
TOTAL RETURN(b)	0.19%		28.21%	(1.95)%	(7.76)%	(2.53)%	17.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$336,607		$349,184	$161,042	$135,778	$143,461	$77,411

Ratio of expenses to average net assets	0.50	%(c)	0.50%	0.50%	0.50%	0.50%	0.50	%(c)
Ratio of net investment income to average net assets	5.04	%(c)	3.55%	4.28%	4.05%	4.05%	2.87	%(c)
Portfolio turnover rate(d)	56%		37%	47%	67%	19%	2%
Undistributed net investment income included in price of units issued and redeemed(a)(e)	$(0.01)		$0.12	$0.09	$0.05	$0.09	$0.14

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

(e)	The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

23 | May 31, 2018

ALPS Emerging Sector Dividend Dogs ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2018 (Unaudited)		For the Year Ended November 30, 2017	For the Year Ended November 30, 2016	For the Year Ended November 30, 2015	For the Period March 28, 2014 (Commencement) to November 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$24.29		$21.17	$20.78	$26.57	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.39		0.80	0.67	1.26	0.64
Net realized and unrealized gain/(loss)	(1.44)		3.06	0.39	(6.15)	1.59
Total from investment operations	(1.05)		3.86	1.06	(4.89)	2.23

DISTRIBUTIONS:
From net investment income	(0.23)		(0.74)	(0.67)	(0.90)	(0.54)
Tax return of capital	–		–	–	–	(0.12)
Total distributions	(0.23)		(0.74)	(0.67)	(0.90)	(0.66)

Net increase/(decrease) in net asset value	(1.28)		3.12	0.39	(5.79)	1.57
NET ASSET VALUE, END OF PERIOD	$23.01		$24.29	$21.17	$20.78	$26.57
TOTAL RETURN(b)	(4.44)%		18.37%	5.10%	(18.66)%	8.93%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$41,410		$47,356	$19,057	$9,349	$10,629

Ratio of expenses to average net assets	0.60	%(c)	0.60%	0.60%	0.60%	0.60	%(c)
Ratio of net investment income to average net assets	3.15	%(c)	3.33%	3.11%	5.34%	3.54	%(c)
Portfolio turnover rate(d)	57%		42%	68%	96%	19%
Undistributed net investment income included in price of units issued and redeemed(a)(e)	$(0.05)		$0.05	$0.36	$0.03	$0.16

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

(e)	The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

24 | May 31, 2018

ALPS | Dorsey Wright Sector Momentum ETF

Financial Highlights	For a Share Outstanding Throughout the Period Presented

	For the Six Months Ended May 31, 2018 (Unaudited)		For the Period January 10, 2017 (Commencement) to November 30, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$29.68		$24.94

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.11		0.18
Net realized and unrealized gain	1.52		4.70
Total from investment operations	1.63		4.88

DISTRIBUTIONS:
From net investment income	(0.11)		(0.14)
Total distributions	(0.11)		(0.14)

Net increase in net asset value	1.52		4.74
NET ASSET VALUE, END OF PERIOD	$31.20		$29.68
TOTAL RETURN(b)	5.50%		19.63%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$10,919		$10,387

Ratio of expenses to average net assets	0.40	%(c)	0.40	%(c)
Ratio of net investment income to average net assets	0.72	%(c)	0.72	%(c)
Portfolio turnover rate(d)	72%		88%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

25 | May 31, 2018

ALPS ETF Trust

Notes to Financial Statements	May 31, 2018 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2018, the Trust consisted of twenty separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the ALPS Sector Dividend Dogs ETF, the ALPS International Sector Dividend Dogs ETF, the ALPS Emerging Sector Dividend Dogs ETF, and the ALPS | Dorsey Wright Sector Momentum ETF (each a “Fund” and collectively, the “Funds”). Each Fund has elected to qualify as a diversified series of the Trust under the 1940 Act, except for the ALPS | Dorsey Wright Sector Momentum ETF, which is a non-diversified series of the Trust under the 1940 Act. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The investment objective of the ALPS Sector Dividend Dogs ETF is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® Sector Dividend Dogs Index. The investment objective of the ALPS International Sector Dividend Dogs ETF is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® International Sector Dividend Dogs Index. The investment objective of the ALPS Emerging Sector Dividend Dogs ETF is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® Emerging Sector Dividend Dogs Index. The investment objective of the ALPS | Dorsey Wright Sector Momentum ETF is to seek investment results that correspond (before fees and expenses) generally to the performance of the Dorsey Wright US Sector Momentum Index.

The shares of the ALPS Sector Dividend Dogs ETF, the ALPS International Sector Dividend Dogs ETF, and the ALPS Emerging Sector Dividend Dogs ETF (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). The shares of the ALPS | Dorsey Wright Sector Momentum ETF (“Shares”) are listed on the NASDAQ Stock Market LLC (“NASDAQ”). Each Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

26 | May 31, 2018

ALPS ETF Trust

Notes to Financial Statements	May 31, 2018 (Unaudited)

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments at May 31, 2018:

ALPS Sector Dividend Dogs ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$2,215,070,295	$–	$–	$2,215,070,295
Short Term Investments	3,501,559		–	3,501,559
TOTAL	$2,218,571,854	$–	$–	$2,218,571,854

27 | May 31, 2018

ALPS ETF Trust

Notes to Financial Statements	May 31, 2018 (Unaudited)

ALPS International Sector Dividend Dogs ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$333,203,225	$–	$–	$333,203,225
Short Term Investments	1,237,126	–	–	1,237,126
TOTAL	$334,440,351	$–	$–	$334,440,351

ALPS Emerging Sector Dividend Dogs ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$41,149,381	$–	$–	$41,149,381
Short Term Investments
Money Market Fund	94,674	–	–	94,674
Investments Purchased with Collateral from Securities Loaned	1,755,398	–	–	1,755,398
TOTAL	$42,999,453	$–	$–	$42,999,453

ALPS | Dorsey Wright Sector Momentum ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$10,900,062	$–	$–	$10,900,062
Short Term Investments	13,566	–	–	13,566
TOTAL	$10,913,628	$–	$–	$10,913,628

*	For a detailed sector/country breakdown, see the accompanying Schedule of Investments.

The Funds recognize transfers between levels as of the end of the period. For the six months ended May 31, 2018, the Funds did not have any transfers between Level 1 and Level 2 securities. The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

C. Foreign Securities

The ALPS International Sector Dividend Dogs ETF and the ALPS Emerging Sector Dividend Dogs ETF may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less liquidity generally, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund's securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund's ability to track its Index.

28 | May 31, 2018

ALPS ETF Trust

Notes to Financial Statements	May 31, 2018 (Unaudited)

D. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

E. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Interest income, if any, is recorded on the accrual basis, including any amortization of premiums and accretion of discounts.

F. Dividends and Distributions to Shareholders

Dividends from net investment income for each Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

G. Equalization

The ALPS Sector Dividend Dogs ETF, the ALPS International Sector Dividend Dogs ETF, and the ALPS Emerging Sector Dividend Dogs ETF utilize the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Funds’ shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of the Funds’ shares. Amounts related to Equalization can be found on the Statement of Changes in Net Assets.

H. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2018.

The tax character of the distributions paid during the fiscal year ended November 30, 2017 were as follows:

Fund	Ordinary Income	Return of Capital
November 30, 2017
ALPS Sector Dividend Dogs ETF	$70,756,115	$2,592,040
ALPS International Sector Dividend Dogs ETF	8,514,874	–
ALPS Emerging Sector Dividend Dogs ETF	1,225,826	–
ALPS | Dorsey Wright Sector Momentum ETF	33,844	–

At November 30, 2017, capital losses deferred to the next tax year were as follows:

Fund	Short-Term	Long-Term
ALPS Sector Dividend Dogs ETF	$48,757,731	$96,833,402
ALPS International Sector Dividend Dogs ETF	13,407,043	11,887,371
ALPS Emerging Sector Dividend Dogs ETF	583,245	1,781,400
ALPS | Dorsey Wright Sector Momentum ETF	186,127	–

29 | May 31, 2018

ALPS ETF Trust

Notes to Financial Statements	May 31, 2018 (Unaudited)

As of May 31, 2018, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes
ALPS Sector Dividend Dogs ETF	$203,815,769	$(174,259,429)	$29,556,340	$2,189,015,514
ALPS International Sector Dividend Dogs ETF	23,312,802	(26,476,907)	(3,164,105)	337,604,456
ALPS Emerging Sector Dividend Dogs ETF	2,173,285	(4,992,397)	(2,819,112)	45,818,565
ALPS | Dorsey Wright Sector Momentum ETF	1,406,772	(179,563)	1,227,209	9,686,419

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2018.

I. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2018, each Fund did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Each Fund’s tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

J. Lending of Portfolio Securities

The Funds have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. Each Fund may lend its portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

30 | May 31, 2018

ALPS ETF Trust

Notes to Financial Statements	May 31, 2018 (Unaudited)

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS International Sector Dividend Dogs ETF	$4,645,964	–	$5,050,675	$5,050,675
ALPS Emerging Sector Dividend Dogs ETF	$1,702,113	$1,755,398	–	$1,755,398
ALPS | Dorsey Wright Sector Momentum ETF	$177,230	–	$187,215	$187,215

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2018:

ALPS Emerging Sector Dividend Dogs ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$1,755,398	$–	$–	$–	$1,755,398
Total Borrowings					1,755,398
Gross amount of recognized liabilities for securities lending (collateral received)					$1,755,398

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Funds’ investment adviser pursuant to advisory agreements with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary fee for the services and facilities it provides, payable on a monthly basis as a percentage of each Fund’s average daily net assets as set out below. From time to time, the Adviser may waive all or a portion of its fee.

Fund	Advisory Fee
ALPS Sector Dividend Dogs ETF	0.40%
ALPS International Sector Dividend Dogs ETF	0.50%
ALPS Emerging Sector Dividend Dogs ETF	0.60%
ALPS | Dorsey Wright Sector Momentum ETF	0.40%

Capitalized terms used but not defined within this paragraph, shall have the respective meanings given to them in the Board Considerations Regarding Approval of Investment Advisory Agreement section of this Semi-Annual Report (“Board Considerations”). As discussed in the Board Considerations, the Adviser is an indirect wholly owned subsidiary of DST and on April 16, 2018, DST was acquired by SS&C resulting in a change of control of the Adviser. As discussed in the Board Considerations, in order for the Adviser to continue to serve as the investment adviser to the applicable Funds, among other approvals, the Board approved an Interim Advisory Agreement between the Adviser and the Trust, on behalf of the Funds. The Interim Advisory Agreement is effective for the earlier of 150 days from the close of the Transaction or the date of shareholder approval of the New Advisory Agreement. Under the terms of the Interim Advisory Agreement, the unitary management fee paid to the Adviser will be held in escrow until shareholder approval of the New Advisory Agreement is obtained and is reported as Cash held in escrow account on the Statement of Assets and Liabilities.

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund's expenses and to compensate the Adviser for providing services for each Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator for the Funds.

31 | May 31, 2018

ALPS ETF Trust

Notes to Financial Statements	May 31, 2018 (Unaudited)

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, both the Chairman of the Board and Chairman of the Audit Committee each receives a quarterly retainer of $2,000, in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2018, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
ALPS Sector Dividend Dogs ETF	$1,105,846,841	$1,109,687,770
ALPS International Sector Dividend Dogs ETF	196,675,950	193,536,656
ALPS Emerging Sector Dividend Dogs ETF	31,251,771	29,337,431
ALPS | Dorsey Wright Sector Momentum ETF	7,567,130	7,599,595

For the six months ended May 31, 2018, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS Sector Dividend Dogs ETF	$528,716,051	$563,988,168
ALPS International Sector Dividend Dogs ETF	74,224,477	83,279,617
ALPS Emerging Sector Dividend Dogs ETF	14,960,878	19,578,643
ALPS | Dorsey Wright Sector Momentum ETF	3,063,845	3,025,547

For the six months ended May 31, 2018, the in-kind net realized gains/(losses) were as follows:

Fund	Net Realized Gain/(Loss)
ALPS Sector Dividend Dogs ETF	$158,530,996
ALPS International Sector Dividend Dogs ETF	17,554,300
ALPS Emerging Sector Dividend Dogs ETF	2,955,258
ALPS | Dorsey Wright Sector Momentum ETF	581,752

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. RELATED PARTY TRANSACTIONS

The ALPS Sector Dvidend Dogs ETF engaged in cross trades between other funds in the Trust during the six months ended May 31, 2018 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds of the Trust pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the six months ended May 31, 2018, were as follows:

Fund	Purchase cost paid	Sale proceeds received	Realized gain/(loss) on sales
ALPS Sector Dividend Dogs ETF	$552,533	$1,451,569	$(41,443)

32 | May 31, 2018

ALPS ETF Trust

Notes to Financial Statements	May 31, 2018 (Unaudited)

7. SHAREHOLDER MEETING

A Special Meeting of Shareholders of the Funds, each a series of the Trust, was held at the offices of ALPS Fund Services, Inc., at 1290 Broadway, Suite 1100, Denver, CO 80203 on May 31, 2018 and with respect to ALPS Sector Dividend Dogs ETF adjourned to June 29,2018. At the meetings, the following matters were voted on by the Shareholders. The results of the Special Meeting of Shareholders are noted below:

Proposal 1: To approve a new investment advisory agreement (the “New Advisory Agreement”) between the Trust, on behalf of each Fund, and the Adviser.

	Shares Voted In Favor	Shares Voted Against/Withheld or Abstentions	Proposal Approved
ALPS Sector Dividend Dogs ETF	25,153,236	936,061	Yes
ALPS International Sector Dividend Dogs ETF	6,176,584	97,048	Yes
ALPS Emerging Sector Dividend Dogs ETF	1,192,577	10,945	Yes

Proposal 2: To approve a proposal that would authorize the Adviser to enter into and materially amend sub-advisory agreements in the future with wholly-owned sub-advisers and unaffiliated sub-advisers, with the approval of the Board, but without obtaining additional Shareholder approval.

	Shares Voted In Favor	Shares Voted Against/Withheld or Abstentions	Proposal Approved
ALPS Sector Dividend Dogs ETF	13,059,371	13,029,926	No
ALPS International Sector Dividend Dogs ETF	2,514,318	3,759,314	No
ALPS Emerging Sector Dividend Dogs ETF	229,828	973,694	No

ALPS | Dorsey Wright Sector Momentum ETF adjourned to a new special shareholder meeting date of August 3, 2018.

33 | May 31, 2018

ALPS ETF Trust

Additional Information	May 31, 2018 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. Form N-Q for each Fund will be available on the SEC’s website at www.sec.gov. Each Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Fund’s Form N-Q will be available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION

The Funds designated the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2017:

	Qualified Dividend Income	Dividend Received Deduction
ALPS Sector Dividend Dogs ETF	100.00%	94.20%
ALPS International Sector Dividend Dogs ETF	98.20%	0.00%
ALPS Emerging Sector Dividend Dogs ETF	76.38%	0.00%
ALPS | Dorsey Wright Sector Momentum ETF	100.00%	100.00%

In early 2018, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2017 via Form 1099. The Funds will notify shareholders in early 2019 of amounts paid to them by the Funds, if any, during the calendar year 2018.

LICENSING AGREEMENTS

ALPS Sector Dividend Dogs ETF, ALPS International Sector Dividend Dogs ETF, and ALPS Emerging Sector Dividend Dogs ETF

The Funds are not sponsored, endorsed, sold or promoted by the Index Provider. The Index Provider makes no representation or warranty, express or implied, to the owners of each Fund or any member of the public regarding the advisability of investing in securities generally or in each Fund particularly or the ability of each Fund to track the performance of the physical commodities market. The Index Provider’s only relationship to the Adviser or each Fund is the licensing of certain service marks and trade names of the Index Provider and of each Underlying Index that is determined, composed and calculated by the Index Provider without regard to the Adviser or the Funds. The Index Provider has no obligation to take the needs of the Adviser or the Funds or the owners of each Fund into consideration in determining, composing or calculating each Underlying Index. The Index Provider is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of each Fund to be issued or in the determination or calculation of the equation by which each Fund is to be converted into cash. The Index Provider has no obligation or liability in connection with the administration, marketing or trading of each Fund.

THE INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF EACH UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND THE INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, EACH FUND, OWNERS OF EACH FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO EACH UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

34 | May 31, 2018

ALPS ETF Trust

Additional Information	May 31, 2018 (Unaudited)

The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) or its third party licensors. Neither S&P nor its third party licensors make any representation or warranty, express or implied, to the owners of each Fund or any member of the public regarding the advisability of investing in securities generally or in each Fund particularly or the ability of each Underlying Index to track general stock market performance. S&P’s and its third party licensor’s only relationship to the Index Provider is the licensing of certain trademarks, service marks and trade names of S&P and/or its third party licensors and for the providing of calculation and maintenance services related to the Underlying Index. Neither S&P nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of each Fund or the timing of the issuance or sale of each Fund or in the determination or calculation of the equation by which each Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of each Fund.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF EACH UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, EACH UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

Standard & Poor’s® and S&P® are registered trademarks of The McGraw-Hill Companies, Inc.; “Calculated by S&P Custom Indices” and its related stylized mark are service marks of The McGraw-Hill Companies, Inc. These marks have been licensed for use by the Index Provider.

The S&P 500® is the property of Standard and Poor’s Financial Services LLC (“S&P”) and has been licensed by S&P for use by S-Network® Global Indexes, Inc. in connection with the S-Network® Sector Dividend Dogs Index (Ticker: SDOGX), the S-Network® Emerging Sector Dividend Dogs Index (Ticker: EDOGX), and the S-Network® International Sector Dividend Dogs Index (Ticker: IDOGX).

The Adviser does not guarantee the accuracy and/or the completeness of each Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by each Fund, owners of the Shares of each Fund or any other person or entity from the use of each Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to each Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of each Underlying Index, even if notified of the possibility of such damages.

ALPS | Dorsey Wright Sector Momentum ETF

The Product(s) is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Dorsey Wright US Sector Momentum Index to track general stock market performance. The Corporations’ only relationship to ALPS Advisors, Inc. (“Licensee”) is in the licensing of the Nasdaq®, Dorsey Wright US Sector Momentum Index, and certain trade names of the Corporations and the use of the Dorsey Wright US Sector Momentum Index which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) www.alpsfunds.com 15 into consideration in determining, composing or calculating the Dorsey Wright US Sector Momentum Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/ OR UNINTERRUPTED CALCULATION OF DORSEY WRIGHT US SECTOR MOMENTUM INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DORSEY WRIGHT US SECTOR MOMENTUM INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DORSEY WRIGHT US SECTOR MOMENTUM INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

35 | May 31, 2018

ALPS ETF Trust

Additional Information	May 31, 2018 (Unaudited)

Nasdaq® and Dorsey Wright US Sector Momentum Index are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by ALPS Advisors, Inc. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).

The Index Provider does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein and the Index Provider shall have no liability for any errors, omissions, or interruptions therein. The Index Provider makes no warranty, express or implied, as to results to be obtained by the Adviser, the Fund, owners of the Fund, or any other person or entity from the use of the Underlying Index or any data included therein. The Index Provider makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Index Provider have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

36 | May 31, 2018

ALPS ETF Trust

Board Considerations Regarding Approval of Investment Advisory Agreements	May 31, 2018 (Unaudited)

At an in-person meeting held on March 5, 2018, the Board of Trustees of the Trust (the “Board” or the “Trustees”), including the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act, as amended (the “Independent Trustees”), evaluated a proposal to approve each of (i) the continuance of the investment advisory agreements between the Trust and ALPS Advisors, Inc. (the “Adviser” or “AAI”) with respect to the ALPS Sector Dividend Dogs ETF (“SDOG”), the ALPS International Sector Dividend Dogs ETF (“IDOG”), the ALPS Emerging Sector Dividend Dogs ETF (“EDOG”) and the ALPS/Dorsey Wright Sector Momentum ETF (“SWIN”) (each “a Fund” and collectively the “Funds”) (the “Existing Advisory Agreement”); (ii) a new investment advisory agreement between the Adviser and the Trust on behalf of each Fund (the “New Advisory Agreement”); and (iii) an interim investment advisory agreement between the Adviser and the Trust on behalf of each Fund (the “Interim Advisory Agreement” and together with the Existing Advisory Agreement and New Advisory Agreement, the “Advisory Agreements”). The Independent Trustees also met separately to consider the Advisory Agreements.

Consideration by the Board of the New Advisory Agreement and Interim Advisory Agreement was necessary because DST Systems, Inc. (“DST”), the ultimate parent company to the Adviser, had had entered into an agreement to be acquired by SS&C Technologies Holdings, Inc. (“SS&C”) (the “Transaction”). Because the Adviser would be acquired along with DST, the closing of the Transaction (the “Closing”) may be deemed a change in control with respect to the Adviser. The Closing occurred on April 16, 2018. This change in control with respect to the Adviser may be deemed to trigger an “assignment” of the Existing Advisory Agreements under the Investment Company Act of 1940, as amended (the “1940 Act”). As required by the 1940 Act, each Existing Advisory Agreement provides for its automatic termination in the event of an assignment, and therefore, each Existing Advisory Agreement automatically terminated upon Closing. In order for the Adviser to continue as the Funds’ investment adviser, the Board and the Funds’ shareholders must approve the New Advisory Agreement which would take effect, if approved, upon the date of such shareholder approval. As of the mailing of this report, the New Advisory Agreement with respect to each of SDOG, EDOG and IDOG has received shareholder approval. As of that same date the New Advisory Agreement with respect to SWIN has not received shareholder approval and efforts to secure such shareholder approval are ongoing. The Interim Advisory Agreement approved by the Board permits the Adviser to continue as investment adviser to SWIN from the date of the Closing until the Fund’s shareholders approve the New Advisory Agreement, subject to a maximum term of 150 days.

In evaluating the Advisory Agreements with respect to each Fund, the Independent Trustees considered various factors, including (i) the nature, extent and quality of the services provided (or to be provided) by AAI with respect to the applicable Fund under the Advisory Agreements; (ii) the advisory fees and other expenses paid by the Fund compared to those of similar funds managed by other investment advisers; (iii) the costs of the services provided to the Fund by AAI and the profits realized by AAI and its affiliates from its relationship to the Fund; (iv) the extent to which economies of scale have been or would be realized if and as the assets of the Fund grow and whether fees reflect the economies of scale for the benefit of shareholders; and (v) any additional benefits and other considerations.

With respect to the nature, extent and quality of the services provided by AAI under the Advisory Agreements, the Independent Trustees considered and reviewed information concerning the services provided (or to be provided) under the Advisory Agreements, the investment parameters of the index of each Fund, financial information regarding AAI and its parent company, information describing AAI’s current organization and the background and experience of the persons responsible for the day-to-day management of the Funds.

The Independent Trustees reviewed information on the performance of each Fund and its applicable benchmark. The Independent Trustees also evaluated the correlation and tracking error between each underlying index and its corresponding Fund’s performance. Based on their review, the Independent Trustees found that the nature and extent of services provided (or to be provided) to each Fund under the Advisory Agreements was appropriate and that the quality was satisfactory.

The Independent Trustees noted that the advisory fees for each Fund were unitary fees pursuant to which AAI assumes all expenses of the Funds (including the cost of transfer agency, custody, fund administration, legal, audit and other services) other than the payments under the Advisory Agreements, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

With respect to advisory fee rates, the Independent Trustees noted the following:

The net advisory fee rate for SDOG, EDOG and IDOG is higher than the median of its respective Broadridge expense group. The net advisory fee rate for SWIN is equal to the median of its Broadridge expense group. The Funds’ respective expense ratios, however, are (i) in the case of IDOG, below the median of its Broadridge expense group, (ii) in the case of EDOG and SDOG, slightly above the median of their respective Broadridge expense group, and (iii) in the case of SWIN, equal to the median of its Broadridge expense group.

Based on the foregoing, and the other information available to them, the Independent Trustees concluded that the advisory fee rate for each of the Funds was reasonable under the circumstances and in light of the quality of the services provided.

37 | May 31, 2018

ALPS ETF Trust

Board Considerations Regarding Approval of Investment Advisory Agreements	May 31, 2018 (Unaudited)

The Independent Trustees considered other benefits available to AAI because of its relationship with the Funds and concluded that the advisory fees were reasonable taking into account any such benefits.

The Independent Trustees also considered with respect to each Fund the information provided by AAI about the costs and profitability of AAI with respect to each of the Funds. The Independent Trustees reviewed and noted the relatively small sizes of the Funds (other than SDOG and IDOG) in considering economies of scale that may be realized by AAI. With respect to SDOG and IDOG, the Independent Trustees considered the growth in assets and that the Funds may be achieving some economies of scale, but that the Funds’ present advisory fees are appropriate. The Independent Trustees determined that they would continue to evaluate whether further economies of scale have been achieved on an ongoing basis.

In voting to renew each Existing Advisory Agreement and approve each New Advisory Agreement and Interim Advisory Agreement, the Independent Trustees concluded that the terms of each Advisory Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Independent Trustees considered relevant in the exercise of their reasonable business judgment. The Independent Trustees did not identify any single factor or group of factors as all important or controlling and considered all factors together.

38 | May 31, 2018

Intentionally Left Blank

Semi-Annual Report *May 31, 2018*

This report has been prepared for shareholders of the ETFs described herein and may be distributed to others only if preceded or accompanied by a prospectus.

Learn More

866.759.5679 | alpsfunds.com

SEMI-ANNUAL REPORT

ALPS ETF TRUST | May 31, 2018

BFOR

BARRON'S 400℠ ETF

(NYSE ARCA: BFOR)

Performance Overview	1
Disclosure of Fund Expenses	3
Schedule of Investments	4
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Additional Information	19
Board Considerations Regarding Approval of Investment Advisory Agreement	21

Barron’s 400SM ETF

Performance Overview	May 31, 2018 (Unaudited)

Investment Objective

The Barron’s 400SM ETF (the “Fund”) seeks investment results that correspond generally, before fees and expenses, to the performance of the Barron’s 400 IndexSM (the “Underlying Index”). The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of high performing equity securities of U.S. companies. The Fund will invest at least 80% of its total assets in the equity securities which comprise the Underlying Index.

The Underlying Index generally consists of 400 stocks. The Underlying Index’s stocks are constituents of the MarketGrader U.S. Coverage Universe. In compiling the Underlying Index, MarketGrader Capital, LLC (the “Index Provider”) selects the 400 stocks from the MarketGrader U.S. Coverage Universe by using a methodology that selects components based on the strength of their fundamentals in growth, value, profitability and cash flow and then screens such potential Underlying Index components for certain criteria regarding concentration, market capitalization and liquidity. The eligible stocks that are selected for inclusion in the Underlying Index’s portfolio are equally weighted. The Underlying Index is rebalanced by the Index Provider semiannually, on the third Friday of March and September each year.

Performance (as of May 31, 2018)

	6 Months	1 Year	3 Year	Since Inception^
Barron’s 400SM ETF - NAV	4.47%	16.88%	9.84%	12.25%
Barron’s 400SM ETF - Market Price*	4.54%	16.95%	9.85%	12.27%
Barron’s 400 IndexSM	4.80%	17.60%	10.54%	13.00%

Total Expense Ratio (per the current prospectus) 0.66%

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.855.724.0450.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on June 4, 2013.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The Barron’s 400 IndexSM, calculated by NYSE Arca or its affiliates, measures the performance of a diversified group of U.S. companies selected in part based on fundamentals-related rules-based criteria. The index includes companies that have scored highest according to fundamentals-related rankings calculated by MarketGrader Capital, LLC. Additional rules-based screening provides for sector and market cap diversification. The Underlying Index has been licensed by MarketGrader for use with the Barron’s 400SM ETF.

The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect Fund performance.

Funds that emphasize investments in small/mid cap companies will generally experience greater price volatility.

Barron’s 400SM ETF shares are not individually redeemable. Investors buy and sell shares of the Barron’s 400SM ETF on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The Barron’s 400SM ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Fund.

1 | May 31, 2018

Barron’s 400SM ETF

Performance Overview	May 31, 2018 (Unaudited)

Top 10 Holdings* (as of May 31, 2018)

Denbury Resources, Inc.	0.44%
Medifast, Inc.	0.41%
Applied Optoelectronics, Inc.	0.40%
PBF Energy, Inc.	0.39%
The Trade Desk, Inc.	0.37%
Viper Energy Partners LP	0.37%
SRC Energy, Inc.	0.35%
Nanometrics, Inc.	0.35%
Texas Pacific Land Trust	0.34%
Insperity, Inc.	0.33%
Total % of Top 10 Holdings	3.75%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Future holdings are subject to change.

Sector Allocation* (as of May 31, 2018)

Growth of $10,000 (as of May 31, 2018)

Comparison of change in value of a $10,000 investment in the Fund and the Underlying Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 | May 31, 2018

Barron’s 400SM ETF

Disclosure of Fund Expenses	May 31, 2018 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2018.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expense Ratio(a)	Expenses Paid During Period 12/1/17 - 5/31/18(b)
Actual	$1,000.00	$1,044.70	0.65%	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

3 | May 31, 2018

Barron’s 400SM ETF

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (92.95%)
Consumer Discretionary (14.78%)
Aaron's, Inc.	9,494	$377,671
Altice USA, Inc., Class A	22,674	443,503
AMC Networks, Inc., Class A(a)	8,922	510,071
American Axle & Manufacturing Holdings, Inc.(a)	29,739	470,471
Best Buy Co., Inc.	6,417	437,960
Big Lots, Inc.	9,672	395,682
Boot Barn Holdings, Inc.(a)	24,554	581,439
BorgWarner, Inc.	9,034	440,679
Burlington Stores, Inc.(a)	3,610	527,963
Cable One, Inc.	640	415,514
Carter's, Inc.	4,110	448,031
Cheesecake Factory, Inc.	9,436	488,879
Children's Place, Inc.	3,485	448,694
Cinemark Holdings, Inc.	11,312	382,006
Comcast Corp., Class A	12,605	393,024
Cracker Barrel Old Country Store, Inc.(b)	2,798	438,475
Dave & Buster's Entertainment, Inc.(a)	10,165	423,271
Dollar General Corp.	5,131	448,860
Dollar Tree, Inc.(a)	4,864	401,718
Entravision Communications Corp., Class A	72,884	291,536
Five Below, Inc.(a)	6,728	475,737
Floor & Decor Holdings, Inc., Class A(a)	9,893	464,971
Gap, Inc.	14,057	393,315
Gentex Corp.	19,564	470,123
Grand Canyon Education, Inc.(a)	4,291	476,730
Gray Television, Inc.(a)	34,013	374,143
Hooker Furniture Corp.	11,550	430,815
International Speedway Corp., Class A	10,283	428,801
Interpublic Group of Cos., Inc.	19,588	442,689
Johnson Outdoors, Inc., Class A	6,814	517,046
Las Vegas Sands Corp.	6,217	501,152
LCI Industries	4,175	366,148
Lear Corp.	2,402	475,596
LGI Homes, Inc.(a)(b)	6,828	415,894
Malibu Boats, Inc., Class A(a)	13,302	570,390
MCBC Holdings, Inc.(a)	17,354	511,769
Mohawk Industries, Inc.(a)	1,829	373,189
Nexstar Media Group, Inc., Class A(b)	6,525	432,608
NIKE, Inc., Class B	6,938	498,148
Norwegian Cruise Line Holdings, Ltd.(a)	8,107	424,320
Nutrisystem, Inc.	14,371	536,038
NVR, Inc.(a)	145	433,628
O'Reilly Automotive, Inc.(a)	1,829	492,751
PetMed Express, Inc.(b)	9,818	353,153
Pool Corp.	3,183	454,914
Ross Stores, Inc.	5,963	470,361
Starbucks Corp.	7,776	440,666
Stoneridge, Inc.(a)	18,287	576,589
Target Corp.	6,451	470,213
Thor Industries, Inc.	3,703	342,898
Security Description	Shares	Value
Consumer Discretionary (continued)
Time Warner, Inc.	4,776	$449,708
TJX Cos., Inc.	5,576	503,624
Toll Brothers, Inc.	10,177	401,890
Ulta Beauty, Inc.(a)	2,201	543,449
Vail Resorts, Inc.	2,076	499,880
Visteon Corp.(a)	3,715	464,226
Walt Disney Co.	4,426	440,254
Winnebago Industries, Inc.	10,459	379,139
Wynn Resorts, Ltd.	2,476	485,321
ZAGG, Inc.(a)	36,011	547,367
Total Consumer Discretionary		27,095,100

Consumer Staples (3.86%)
Brown-Forman Corp., Class B	8,409	475,613
Church & Dwight Co., Inc.	9,050	424,897
Coca-Cola Bottling Co. Consolidated	2,462	313,683
Energizer Holdings, Inc.	8,233	500,072
Hostess Brands, Inc.(a)	31,387	427,805
J&J Snack Foods Corp.	3,257	461,256
JM Smucker Co.	3,491	375,283
Kimberly-Clark Corp.	4,063	409,754
McCormick & Co., Inc.	4,145	418,645
Medifast, Inc.	5,114	749,150
MGP Ingredients, Inc.	5,815	514,918
National Beverage Corp.(a)	4,932	464,989
Pilgrim's Pride Corp.(a)	18,735	365,145
Sanderson Farms, Inc.	3,751	367,148
Sprouts Farmers Market, Inc.(a)	18,168	394,246
Tyson Foods, Inc., Class A	6,074	409,813
Total Consumer Staples		7,072,417

Energy (6.83%)
BP Prudhoe Bay Royalty Trust	20,499	592,421
C&J Energy Services, Inc.(a)	17,740	477,561
Callon Petroleum Co.(a)	39,380	466,259
Centennial Resource Development, Inc., Class A(a)	25,034	440,598
Cimarex Energy Co.	4,962	461,069
Denbury Resources, Inc.(a)	191,321	813,114
Diamondback Energy, Inc.	3,613	436,306
EQT Corp.	8,717	449,274
Gulfport Energy Corp.(a)	42,553	472,764
Laredo Petroleum, Inc.(a)	53,832	499,561
Liberty Oilfield Services, Inc., Class A(a)(b)	24,901	529,395
Mammoth Energy Services, Inc.(a)(b)	15,508	585,582
Marathon Petroleum Corp.	6,632	524,127
Matador Resources Co.(a)	15,876	445,639
Newfield Exploration Co.(a)	19,538	571,291
Parsley Energy, Inc., Class A(a)	17,122	504,757
PBF Energy, Inc., Class A	14,992	707,323
Phillips 66	4,856	565,676
RPC, Inc.(b)	22,555	370,353
RSP Permian, Inc.(a)	11,140	487,264
San Juan Basin Royalty Trust	51,710	340,252
SRC Energy, Inc.(a)	49,910	645,835
US Silica Holdings, Inc.	17,241	533,264

4 | May 31, 2018

Barron’s 400SM ETF

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Shares	Value
Energy (continued)
Valero Energy Corp.	4,910	$595,092
Total Energy		12,514,777

Financials (16.25%)
1st Source Corp.	8,711	463,251
Athene Holding, Ltd., Class A(a)	8,918	398,367
BancFirst Corp.	8,177	488,576
Bank of NT Butterfield & Son, Ltd.	9,771	466,565
Bank of the Ozarks	8,715	414,311
BankUnited, Inc.	10,724	452,231
BofI Holding, Inc.(a)	10,984	452,651
Carolina Financial Corp.	11,154	488,211
Cathay General Bancorp	10,625	448,269
CenterState Bank Corp.	16,280	500,610
Citizens Financial Group, Inc.	10,041	410,175
Comerica, Inc.	4,620	435,620
Commerce Bancshares, Inc.	7,515	485,319
Community Bank System, Inc.	8,055	482,333
Credit Acceptance Corp.(a)(b)	1,371	483,977
Cullen/Frost Bankers, Inc.	4,182	477,710
Eagle Bancorp, Inc.(a)	7,236	438,140
Eaton Vance Corp.	8,009	430,884
Enstar Group, Ltd.(a)	2,134	433,735
Essent Group, Ltd.(a)	10,834	371,606
Evercore, Inc., Class A	4,734	494,230
Federated Investors, Inc., Class B	13,492	327,451
Fifth Third Bancorp	13,480	412,218
First Busey Corp.	14,573	467,939
First Citizens BancShares, Inc., Class A	1,014	445,440
First Financial Bancorp	15,724	494,520
First Financial Bankshares, Inc.	9,383	493,546
First Merchants Corp.	10,471	476,326
Gladstone Investment Corp.	44,279	507,880
Green Dot Corp., Class A(a)	6,786	483,638
Guaranty Bancorp	15,616	526,259
Health Insurance Innovations, Inc., Class A(a)(b)	14,859	474,002
Huntington Bancshares, Inc.	28,185	419,111
Independent Bank Corp.	6,135	480,677
Independent Bank Group, Inc.	6,267	471,592
Lakeland Bancorp, Inc.	22,022	442,642
Live Oak Bancshares, Inc.	16,545	488,905
MB Financial, Inc.	10,359	511,631
Meridian Bancorp, Inc.	22,674	443,277
Meta Financial Group, Inc.	3,973	449,545
OceanFirst Financial Corp.	16,511	484,102
Old Republic International Corp.	21,538	451,867
PacWest Bancorp	8,678	460,455
Peapack Gladstone Financial Corp.	13,176	454,572
People's United Financial, Inc.	22,903	421,644
PNC Financial Services Group, Inc.	2,860	410,153
Preferred Bank	6,927	441,250
Primerica, Inc.	4,502	442,772
Principal Financial Group, Inc.	7,326	408,791
Reinsurance Group of America, Inc.	2,884	430,985
S&P Global, Inc.	2,341	462,347
SEI Investments Co.	5,993	382,233
Security Description	Shares	Value
Financials (continued)
ServisFirst Bancshares, Inc.	10,496	$440,937
SunTrust Banks, Inc.	6,351	428,756
T Rowe Price Group, Inc.	3,925	476,573
TCF Financial Corp.	19,622	516,255
Texas Pacific Land Trust	893	631,083
TriState Capital Holdings, Inc.(a)	18,857	484,625
UMB Financial Corp.	5,975	460,374
Universal Insurance Holdings, Inc.	14,020	499,813
Walker & Dunlop, Inc.	8,813	494,585
Washington Federal, Inc.	12,755	413,900
Western Alliance Bancorp(a)	7,400	445,924
Wintrust Financial Corp.	5,082	468,103
Zions Bancorporation	8,235	451,360
Total Financials		29,796,829

Health Care (9.25%)
AbbVie, Inc.	3,835	379,435
ABIOMED, Inc.(a)	1,567	597,246
Align Technology, Inc.(a)	1,703	565,311
AMN Healthcare Services, Inc.(a)	7,757	438,270
athenahealth, Inc.(a)	3,144	473,078
Biogen, Inc.(a)	1,621	476,509
Cambrex Corp.(a)	8,177	370,418
Celgene Corp.(a)	5,014	394,502
Cerner Corp.(a)	7,280	434,470
ChemoCentryx, Inc.(a)	35,903	466,021
Concert Pharmaceuticals, Inc.(a)	19,582	400,060
Corcept Therapeutics, Inc.(a)	25,610	473,785
Cutera, Inc.(a)	8,616	361,872
Eagle Pharmaceuticals, Inc.(a)(b)	8,198	552,627
Emergent BioSolutions, Inc.(a)	8,690	448,056
Enanta Pharmaceuticals, Inc.(a)	5,326	531,482
Exelixis, Inc.(a)	18,515	383,816
Halozyme Therapeutics, Inc.(a)	21,928	403,475
HealthEquity, Inc.(a)	7,799	579,544
Illumina, Inc.(a)	1,811	493,389
Innoviva, Inc.(a)	29,531	436,763
Laboratory Corp. of America Holdings(a)	2,628	474,591
Lantheus Holdings, Inc.(a)	27,914	390,796
LeMaitre Vascular, Inc.	12,423	423,376
MiMedx Group, Inc.(a)(b)	62,303	524,591
OraSure Technologies, Inc.(a)	24,689	419,960
PDL BioPharma, Inc.(a)	148,598	396,757
Pfizer, Inc.	12,493	448,873
Prestige Brands Holdings, Inc.(a)	12,755	426,400
Regeneron Pharmaceuticals, Inc.(a)	1,359	408,135
Repligen Corp.(a)	12,743	556,614
Supernus Pharmaceuticals, Inc.(a)	10,227	576,291
Tivity Health, Inc.(a)	11,240	393,962
Universal Health Services, Inc., Class B	3,705	426,001
Veeva Systems, Inc., Class A(a)	6,005	464,547
WellCare Health Plans, Inc.(a)	2,361	523,363
Zoetis, Inc.	5,426	454,156
Total Health Care		16,968,542

5 | May 31, 2018

Barron’s 400SM ETF

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Shares	Value
Industrials (19.11%)
AAON, Inc.	11,878	$362,279
ACCO Brands Corp.	35,052	452,171
Aerovironment, Inc.(a)	9,637	557,597
Air Lease Corp.	10,455	464,307
Alaska Air Group, Inc.	6,671	405,663
Allegiant Travel Co.	2,556	386,851
Allison Transmission Holdings, Inc.	11,909	491,961
Apogee Enterprises, Inc.	9,929	433,401
Applied Industrial Technologies, Inc.	6,213	433,357
Argan, Inc.	11,064	428,177
ASGN, Inc.(a)	5,502	423,654
Atkore International Group, Inc.(a)	22,139	478,202
Barrett Business Services, Inc.	5,285	455,673
Boeing Co.	1,355	477,177
Continental Building Products, Inc.(a)	16,366	495,071
Copart, Inc.(a)	9,044	495,883
CoStar Group, Inc.(a)	1,263	481,481
Dover Corp.	5,686	439,016
Encore Wire Corp.	8,113	392,669
ESCO Technologies, Inc.	7,400	415,140
Expeditors International of Washington, Inc.	7,058	525,680
Fastenal Co.	7,946	422,966
Federal Signal Corp.	20,273	484,322
Fortive Corp.	5,889	428,071
Fortune Brands Home & Security, Inc.	7,341	412,344
Forward Air Corp.	8,215	487,314
GATX Corp.	6,671	479,645
Generac Holdings, Inc.(a)	9,873	494,539
Gibraltar Industries, Inc.(a)	13,028	516,560
Graco, Inc.	9,908	449,823
H&E Equipment Services, Inc.	10,958	378,818
Hawaiian Holdings, Inc.	12,163	450,031
HEICO Corp., Class A	6,478	492,652
Hexcel Corp.	6,740	477,394
Hub Group, Inc., Class A(a)	10,203	509,640
IDEX Corp.	3,138	435,178
Insperity, Inc.	6,609	608,028
JB Hunt Transport Services, Inc.	3,765	482,296
JetBlue Airways Corp.(a)	20,542	388,038
Knight Transportation, Inc.	9,306	378,568
Knoll, Inc.	20,591	415,938
Korn/Ferry International	9,120	498,682
Landstar System, Inc.	4,112	466,301
Lincoln Electric Holdings, Inc.	4,894	438,502
Lydall, Inc.(a)	9,332	391,011
McGrath RentCorp	8,692	565,675
Mercury Systems, Inc.(a)	9,210	340,125
Meritor, Inc.(a)	19,990	414,792
National Presto Industries, Inc.(b)	4,794	541,243
Nordson Corp.	3,274	411,313
Norfolk Southern Corp.	3,224	488,920
NV5 Global, Inc.(a)	8,385	526,578
Old Dominion Freight Line, Inc.	3,095	482,696
Oshkosh Corp.	5,785	420,859
PACCAR, Inc.	6,816	424,160
Patrick Industries, Inc.(a)	6,872	416,443
Security Description	Shares	Value
Industrials (continued)
PGT Innovations, Inc.(a)	24,294	$502,886
Quad/Graphics, Inc.	17,151	339,075
Raven Industries, Inc.	11,972	452,542
RBC Bearings, Inc.(a)	3,620	455,070
Schneider National, Inc., Class B	16,893	498,006
Snap-on, Inc.	3,020	446,416
Southwest Airlines Co.	7,608	388,617
Spartan Motors, Inc.	27,248	422,344
Spirit Airlines, Inc.(a)	10,183	373,614
Teledyne Technologies, Inc.(a)	2,388	481,086
TPI Composites, Inc.(a)	20,060	527,578
TransUnion	7,872	540,019
Trex Co., Inc.(a)	4,239	499,481
TriNet Group, Inc.(a)	9,818	526,638
Triton International, Ltd.	14,807	515,432
Union Pacific Corp.	3,357	479,245
United Rentals, Inc.(a)	2,460	392,542
Vectrus, Inc.(a)	11,520	369,446
Verisk Analytics, Inc.(a)	4,393	466,712
WABCO Holdings, Inc.(a)	3,271	395,562
WageWorks, Inc.(a)	9,574	454,286
Total Industrials		35,041,472

Information Technology (14.83%)
Adobe Systems, Inc.(a)	2,087	520,247
Advanced Energy Industries, Inc.(a)	6,535	428,239
Alliance Data Systems Corp.	1,974	416,159
Amkor Technology, Inc.(a)	41,182	374,756
Apple, Inc.	2,552	476,892
Applied Materials, Inc.	7,692	390,600
Applied Optoelectronics, Inc.(a)(b)	15,560	727,741
Arista Networks, Inc.(a)	1,583	398,220
Aspen Technology, Inc.(a)	5,613	523,468
Axcelis Technologies, Inc.(a)	17,492	371,705
Broadridge Financial Solutions, Inc.	4,235	488,931
Casa Systems, Inc.(a)	15,306	294,028
Ciena Corp.(a)	16,702	384,981
Cognex Corp.	8,360	382,136
Coherent, Inc.(a)	2,060	344,123
DXC Technology Co.	4,329	398,744
Electro Scientific Industries, Inc.(a)	23,560	462,247
Electronic Arts, Inc.(a)	3,627	474,811
Etsy, Inc.(a)	16,445	531,831
F5 Networks, Inc.(a)	3,104	537,334
Facebook, Inc., Class A(a)	2,524	484,053
Fiserv, Inc.(a)	6,225	451,935
FormFactor, Inc.(a)	30,011	406,649
GrubHub, Inc.(a)	4,204	450,711
Ichor Holdings, Ltd.(a)(b)	15,898	395,542
IPG Photonics Corp.(a)	1,797	433,562
Jack Henry & Associates, Inc.	3,698	462,472
KEMET Corp.(a)	23,201	463,556
Lam Research Corp.	2,050	406,269
LogMeIn, Inc.	3,603	388,764
Lumentum Holdings, Inc.(a)(b)	6,386	375,178
Manhattan Associates, Inc.(a)	10,197	443,773
Match Group, Inc.(a)(b)	10,107	415,903
MAXIMUS, Inc.	6,758	411,562

6 | May 31, 2018

Barron’s 400SM ETF

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Shares	Value
Information Technology (continued)
Micron Technology, Inc.(a)	7,725	$444,883
MKS Instruments, Inc.	3,723	417,721
Nanometrics, Inc.(a)	15,230	639,203
NIC, Inc.	32,449	498,092
Novanta, Inc.(a)	8,099	525,220
NVIDIA Corp.	1,853	467,308
Oclaro, Inc.(a)	45,734	391,483
ON Semiconductor Corp.(a)	17,643	443,369
Paychex, Inc.	6,882	451,322
Paycom Software, Inc.(a)(b)	4,194	442,341
Qualys, Inc.(a)	5,943	457,314
Red Hat, Inc.(a)	2,982	484,336
Rogers Corp.(a)	3,351	381,880
Sabre Corp.	20,655	506,254
Skyworks Solutions, Inc.	4,100	404,301
SMART Global Holdings, Inc.(a)	11,829	526,745
Stamps.com, Inc.(a)	2,296	575,837
Teradyne, Inc.	9,372	355,293
Texas Instruments, Inc.	4,151	464,538
Total System Services, Inc.	5,131	437,110
Trade Desk, Inc., Class A(a)(b)	7,925	677,825
TTM Technologies, Inc.(a)	27,105	488,703
Ultra Clean Holdings, Inc.(a)	22,086	389,155
Universal Display Corp.	3,635	359,865
Versum Materials, Inc.	11,654	465,810
Xcerra Corp.(a)	41,778	575,283
Total Information Technology		27,188,313

Materials (6.10%)
AdvanSix, Inc.(a)	10,884	397,375
American Vanguard Corp.	19,836	427,466
Berry Global Group, Inc.(a)	8,157	393,902
Celanese Corp., Series A	4,258	480,813
Chemours Co.	9,186	450,022
Eagle Materials, Inc.	4,477	485,217
Eastman Chemical Co.	4,200	438,102
Huntsman Corp.	14,033	448,635
Ingevity Corp.(a)	5,837	444,429
Kronos Worldwide, Inc.	19,219	475,478
Louisiana-Pacific Corp.	16,079	469,185
Martin Marietta Materials, Inc.	2,181	486,079
Mesabi Trust	16,973	433,660
Monsanto Co.	3,713	473,259
Neenah, Inc.	5,670	460,121
Nucor Corp.	6,800	436,492
Packaging Corp. of America	3,819	448,733
PPG Industries, Inc.	3,953	398,937
Rayonier Advanced Materials, Inc.	22,842	409,100
Sherwin-Williams Co.	1,109	420,588
Silgan Holdings, Inc.	15,554	423,380
Steel Dynamics, Inc.	9,721	480,509
Trinseo SA	5,603	405,097
Warrior Met Coal, Inc.	20,246	550,084
Westlake Chemical Corp.	3,885	449,611
Total Materials		11,186,274

Real Estate (0.44%)
HFF, Inc., Class A	9,387	316,529
Security Description	Shares	Value
Real Estate (continued)
RMR Group, Inc., Class A	6,560	$495,936
Total Real Estate		812,465

Telecommunication Services (0.46%)
T-Mobile US, Inc.(a)	7,066	393,576
Verizon Communications, Inc.	9,438	449,910
Total Telecommunication Services		843,486

Utilities (1.04%)
Atmos Energy Corp.	5,664	505,286
Dominion Energy, Inc.	6,289	403,691
NextEra Energy, Inc.	2,968	492,124
OGE Energy Corp.	14,569	510,206
Total Utilities		1,911,307

TOTAL COMMON STOCKS
(Cost $150,593,177)		170,430,982

LIMITED PARTNERSHIPS (5.59%)
Consumer Discretionary (0.26%)
Cedar Fair LP	7,146	475,066
Total Consumer Discretionary		475,066

Energy (4.62%)
Andeavor Logistics LP	9,658	414,328
Antero Midstream Partners LP	16,819	508,775
Black Stone Minerals LP	26,312	478,878
CNX Midstream Partners LP	24,358	456,469
Dominion Energy Midstream Partners LP	17,660	226,048
EQT GP Holdings LP	19,230	476,519
EQT Midstream Partners LP	7,242	404,321
Holly Energy Partners LP	15,070	442,757
Magellan Midstream Partners LP	7,136	498,806
MPLX LP	12,983	466,220
Noble Midstream Partners LP	9,322	480,736
Phillips 66 Partners LP	8,846	462,646
Rice Midstream Partners LP	23,247	429,372
Shell Midstream Partners LP	18,076	404,722
Tallgrass Energy Partners LP	11,082	483,951
TC PipeLines LP	9,136	222,188
Valero Energy Partners LP	11,975	490,855
Viper Energy Partners LP	20,542	669,258
Western Gas Equity Partners LP	12,669	464,952
Total Energy		8,481,801

Financials (0.71%)
Apollo Global Management LLC, Class A	13,908	435,598
Blackstone Group LP	13,400	427,862
Carlyle Group LP	19,964	437,212
Total Financials		1,300,672

TOTAL LIMITED PARTNERSHIPS
(Cost $10,617,279)		10,257,539

7 | May 31, 2018

Barron’s 400SM ETF

Schedule of Investments	May 31, 2018 (Unaudited)

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.70%)
Money Market Fund (1.42%)
State Street
Institutional
Treasury Plus
Money Market
Fund
(Cost $2,609,794)	1.669%	2,609,794	$2,609,794

Investments Purchased With Collateral From Securities Loaned (2.28%)
State Street Navigator Securities
Lending Government Money
Market Portfolio, 1.77%
(Cost $4,179,887)		4,179,887	$4,179,887

TOTAL SHORT TERM INVESTMENTS
(Cost $6,789,681)			6,789,681

TOTAL INVESTMENTS (102.24%)
(Cost $168,000,137)			$187,478,202

NET LIABILITIES LESS OTHER ASSETS (2.24%)			(4,113,734)

NET ASSETS (100.00%)			$183,364,468

(a)	Non-income producing security.

(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $6,291,814.

See Notes to Financial Statements.

8 | May 31, 2018

Barron’s 400SM ETF

Statement of Assets and Liabilities	May 31, 2018 (Unaudited)

ASSETS:
Investments, at value	$187,478,202
Cash held in escrow account (Note 3)	44,767
Foreign tax reclaims	103
Dividends receivable	166,233
Total Assets	187,689,305

LIABILITIES:
Payable to adviser	144,950
Payable for collateral upon return of securities loaned	4,179,887
Total Liabilities	4,324,837
NET ASSETS	$183,364,468

NET ASSETS CONSIST OF:
Paid-in capital	$171,085,701
Accumulated net investment income	711,417
Accumulated net realized loss	(7,910,715)
Net unrealized appreciation	19,478,065
NET ASSETS	$183,364,468

INVESTMENTS, AT COST	$168,000,137

PRICING OF SHARES
Net Assets	$183,364,468
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	4,250,000
Net Asset Value, offering and redemption price per share	$43.14

See Notes to Financial Statements.

9 | May 31, 2018

Barron’s 400SM ETF

Statement of Operations	For the Six Months Ended May 31, 2018 (Unaudited)

INVESTMENT INCOME:
Dividends(a)	$1,470,049
Securities lending income	100,264
Total investment income	1,570,313

EXPENSES:
Investment adviser fees	638,198
Total expenses	638,198
NET INVESTMENT INCOME	932,115

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain on investments	23,029,957
Net change in unrealized depreciation on investments	(15,301,079)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	7,728,878
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,660,993

(a)	Net of foreign tax withholding in the amount of $14.

See Notes to Financial Statements.

10 | May 31, 2018

Barron’s 400SM ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2018 (Unaudited)	For the Year Ended November 30, 2017
OPERATIONS:
Net investment income	$932,115	$1,530,468
Net realized gain	23,029,957	23,132,804
Net change in unrealized appreciation/(depreciation)	(15,301,079)	13,971,313
Net increase in net assets resulting from operations	8,660,993	38,634,585

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,229,976)	(1,450,001)
Total distributions	(1,229,976)	(1,450,001)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	55,516,826	99,009,478
Cost of shares redeemed	(85,183,905)	(109,205,210)
Net decrease from share transactions	(29,667,079)	(10,195,732)

Net increase/(decrease) in net assets	(22,236,062)	26,988,852

NET ASSETS
Beginning of period	205,600,530	178,611,678
End of period *	$183,364,468	$205,600,530

*Including accumulated net investment income of:	$711,417	$1,009,278

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	4,950,000	5,200,000
Shares sold	1,300,000	2,650,000
Shares redeemed	(2,000,000)	(2,900,000)
Shares outstanding, end of period	4,250,000	4,950,000

See Notes to Financial Statements.

11 | May 31, 2018

Barron’s 400SM ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2018 (Unaudited)		For the Year Ended November 30, 2017	For the Year Ended November 30, 2016	For the Year Ended November 30, 2015	For the Year Ended November 30, 2014	For the Period June 4, 2013 (Commencement) to November 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$41.54		$34.35	$31.75	$31.64	$29.30	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20		0.29	0.33	0.32	0.23	0.10
Net realized and unrealized gain	1.65		7.17	2.53	0.02	2.16	4.20
Total from investment operations	1.85		7.46	2.86	0.34	2.39	4.30

DISTRIBUTIONS:
From net investment income	(0.25)		(0.27)	(0.26)	(0.23)	(0.05)	–
Total distributions	(0.25)		(0.27)	(0.26)	(0.23)	(0.05)	–

NET INCREASE IN NET ASSET VALUE	1.60		7.19	2.60	0.11	2.34	4.30
NET ASSET VALUE, END OF PERIOD	$43.14		$41.54	$34.35	$31.75	$31.64	$29.30
TOTAL RETURN(b)	4.47%		21.87%	9.12%	1.07%	8.18%	17.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$183,364		$205,601	$178,612	$204,805	$219,901	$181,652

Ratio of expenses to average net assets	0.65	%(c)	0.65%	0.65%	0.65%	0.65%	0.65	%(c)
Ratio of net investment income to average net assets	0.95	%(c)	0.78%	1.07%	1.00%	0.75%	0.78	%(c)
Portfolio turnover rate(d)	46%		84%	88%	87%	55%	11%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

12 | May 31, 2018

Barron’s 400SM ETF

Notes to Financial Statements	May 31, 2018 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2018, the Trust consisted of twenty separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the Barron’s 400SM ETF (the “Fund”). The investment objective of the Fund is to seek investment results that correspond generally, before fees and expenses, to the performance of the Barron’s 400 IndexSM (the “Underlying Index”). The Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

The Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). The Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

13 | May 31, 2018

Barron’s 400SM ETF

Notes to Financial Statements	May 31, 2018 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability; including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities and Limited Partnerships, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2018:

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$170,430,982	$–	$–	$170,430,982
Limited Partnerships	10,257,539	–	–	10,257,539
Short Term Investments
Money Market Fund	2,609,794	–	–	2,609,794
Investments Purchased with Collateral from Securities Loaned	4,179,887	–	–	4,179,887
TOTAL	$187,478,202	$–	$–	$187,478,202

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2018, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

14 | May 31, 2018

Barron’s 400SM ETF

Notes to Financial Statements	May 31, 2018 (Unaudited)

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2018.

At November 30, 2017, the Fund had available for tax purposes unused post-enactment capital loss carryforwards as follows:

Fund	Short-Term	Long-Term
Barron’s 400SM ETF	$20,973,191	$10,351,112

The tax character of the distributions paid during the fiscal year ended November 30, 2017 was as follows:

Ordinary Income
November 30, 2017
Barron’s 400SM ETF	$1,450,001

As of May 31, 2018, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Barron’s 400SM ETF
Gross appreciation (excess of value over tax cost)	$28,142,045
Gross depreciation (excess of tax cost over value)	(7,969,831)
Net unrealized appreciation/(depreciation)	20,172,214
Cost of investments for income tax purposes	$167,305,988

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2018.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

15 | May 31, 2018

Barron’s 400SM ETF

Notes to Financial Statements	May 31, 2018 (Unaudited)

G. Lending of Portfolio Securities

The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of the Fund's securities lending agreement and related cash and non-cash collateral received as of May 31, 2018.

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Barron's 400 ETF	$6,291,814	$4,179,887	$2,232,736	$6,412,623

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2018:

Barron's 400 ETF	Remaining contractual maturity of the agreement
Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$4,179,887	$–	$–	$–	$4,179,887
Total Borrowings					4,179,887
Gross amount of recognized liabilities for securities lending (collateral received)					$4,179,887

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.65% of the Fund’s average daily net assets. From time to time, the Adviser may waive all or a portion of its fee.

Capitalized terms used but not defined within this paragraph, shall have the respective meanings given to them in the Board Considerations Regarding Approval of Investment Advisory Agreement section of this Semi-Annual Report (“Board Considerations”). As discussed in the Board Considerations, the Adviser is an indirect wholly owned subsidiary of DST and on April 16, 2018, DST was acquired by SS&C resulting in a change of control of the Adviser. As discussed in the Board Considerations, in order for the Adviser to continue to serve as the investment adviser to the applicable Fund, among other approvals, the Board approved an Interim Advisory Agreement between the Adviser and the Trust, on behalf of the Funds. The Interim Advisory Agreement is effective for the earlier of 150 days from the close of the Transaction or the date of shareholder approval of the New Advisory Agreement. Under the terms of the Interim Advisory Agreement, the unitary management fee paid to the Adviser will be held in escrow until shareholder approval of the New Advisory Agreement is obtained and is reported as Cash held in escrow account on the Statement of Assets and Liabilities.

16 | May 31, 2018

Barron’s 400SM ETF

Notes to Financial Statements	May 31, 2018 (Unaudited)

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, both the Chairman of the Board and Chairman of the Audit Committee each receives a quarterly retainer of $2,000, in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2018, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Fund	Purchases	Sales
Barron's 400 ETF	$89,675,327	$89,430,698

For the six months ended May 31, 2018, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Barron's 400 ETF	$54,405,094	$84,513,086

For the six months ended May 31, 2018, the Barron's 400SM ETF had in-kind net realized gain of $22,446,231.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. RELATED PARTY TRANSACTIONS

The Fund engaged in cross trades between other funds in the Trust during the six months ended May 31, 2018 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds of the Trust pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the six months ended May 31, 2018, were as follows:

Fund	Purchase cost paid	Sale proceeds received	Realized gain/(loss) on sales
Barron's 400 ETF	$1,451,569	$810,671	$(52,703)

17 | May 31, 2018

Barron’s 400SM ETF

Notes to Financial Statements	May 31, 2018 (Unaudited)

7. SUBSEQUENT EVENTS

A Special Meeting of Shareholders of the Fund, a series of the Trust, was held at the offices of ALPS Fund Services, Inc., at 1290 Broadway, Suite 1100, Denver, CO 80203 on May 31, 2018 and adjourned to June 29, 2018. At the meeting, the following matters were voted on by the Shareholders. The results of the Special Meeting of Shareholders are noted below:

Proposal 1: To approve a new investment advisory agreement (the “New Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser.

	Shares Voted In Favor	Shares Voted Against/Withheld or Abstentions	Proposal Approved
Barron’s 400 ETF	2,158,190	135,611	Yes

Proposal 2: To approve a proposal that would authorize the Adviser to enter into and materially amend sub-advisory agreements in the future with wholly-owned sub-advisers and unaffiliated sub-advisers, with the approval of the Board, but without obtaining additional Shareholder approval.

	Shares Voted In Favor	Shares Voted Against/Withheld or Abstentions	Proposal Approved
Barron’s 400 ETF	1,530,545	763,256	No

18 | May 31, 2018

Barron’s 400SM ETF

Additional Information	May 31, 2018 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-Q. Forms N-Q for the Fund are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1- 800-SEC-0330. The Fund’s Forms N-Q are available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION

The Fund designated the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2017:

	Qualified Dividend Income	Dividend Received Deduction
Barron's 400SM ETF	100.00%	100.00%

In early 2018, if applicable, shareholders of record received this information for the distribution paid to them by the Fund during the calendar year 2017 via Form 1099. The Fund will notify shareholders in early 2019 of amounts paid to them by the Fund, if any, during the calendar year 2018.

LICENSING AGREEMENT

MarketGrader Capital, LLC has entered into a license agreement with Dow Jones & Company to use the “Barron’s” name and certain related intellectual property in connection with the Underlying Index. MarketGrader Capital, LLC also has entered into a license and services agreement with its parent company, MarketGrader.com, to use the methodology for constructing the Underlying Index. MarketGrader Capital, LLC in turn has entered into the Sublicense Agreement with ALPS Advisers, Inc. to use the Underlying Index. The following disclosure relates to such licensing agreements:

The Barron’s 400SM ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by the MarketGrader Capital, LLC (the “Index Provider”). The Index Provider makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to track the performance of the physical commodities market. The Index Provider’s only relationship to the ALPS Advisors, Inc. (the “Adviser”) or the Fund is the licensing of certain service marks and trade names of the Index Provider and of the Underlying Index that is determined, composed and calculated by the Index Provider without regard to the Adviser or the Fund. The Index Provider has no obligation to take the needs of the Adviser or the Fund or the owners of the Fund into consideration in determining, composing or calculating the Underlying Index. The Index Provider is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Index Provider has no obligation or liability in connection with the administration, marketing or trading of the Fund.

THE INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND THE INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

“The Barron’s 400 IndexSM” is calculated and published by MarketGrader Capital, LLC (“MarketGrader”). “Barron’s,” “Barron’s 400” and “Barron’s 400 Index” are trademarks or service marks of DJC & Company, Inc. or its affiliates and have been licensed to MarketGrader and sublicensed for certain purposes by Barron’s 400 Exchange Traded Fund, a sub-fund of that certain ALPS ETF Trust, a Delaware Statutory Trust (“Sub-Licensee”).

19 | May 31, 2018

Barron’s 400SM ETF

Additional Information	May 31, 2018 (Unaudited)

The Barron’s 400 ETF (the “Product”) is not sponsored, endorsed, sold or promoted by DJC or its affiliates. DJC and its affiliates make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund particularly. DJC and its affiliates’ only relationship to the Licensee is the licensing of certain trademarks and trade names of DJC. DJC has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in connection with its licensing of the Barron’s 400 Index to MarketGrader or the sublicense to Licensee. DJC and its affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be sold or in the determination or calculation of the equation by which the Product are to be converted into cash. DJC and its affiliates have no obligation or liability in connection with the administration, marketing or trading of the Barron’s 400 Index or the Product.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BARRON’S 400 INDEX OR ANY DATA INCLUDED THEREIN AND DOW JONES AND ITS AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONESAND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BARRON’S 400 INDEX OR ANY DATA INCLUDED THEREIN. DOW JONES AND ITS AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES. AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BARRON’S 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES AND ITS AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DJC AND THE LICENSEE, OTHER THAN THE LICENSORS OF MARKETGRADER.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

20 | May 31, 2018

Barron’s 400SM ETF

Board Considerations Regarding Approval of Investment Advisory Agreement	May 31, 2018 (Unaudited)

At an in-person meeting held on March 5, 2018, the Board of Trustees of the Trust (the “Board” or the “Trustees”), including the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act, as amended (the “Independent Trustees”), evaluated a proposal to approve each of (i) the continuance of the investment advisory agreement between the Trust and ALPS Advisors, Inc. (the “Adviser” or “AAI”) with respect to the Barron’s 400 ETF (“BFOR” or “the Fund”) (the “Existing Advisory Agreement”); (ii) a new investment advisory agreement between the Adviser and the Trust on behalf of the Fund (the “New Advisory Agreement”); and (iii) an interim investment advisory agreement between the Adviser and the Trust on behalf of the Fund (the “Interim Advisory Agreement” and together with the Existing Advisory Agreement and New Advisory Agreement, the “Advisory Agreements”). The Independent Trustees also met separately to consider the Advisory Agreements.

Consideration by the Board of the New Advisory Agreement and Interim Advisory Agreement was necessary because DST Systems, Inc. (“DST”), the ultimate parent company to the Adviser, had had entered into an agreement to be acquired by SS&C Technologies Holdings, Inc. (“SS&C”) (the “Transaction”). Because the Adviser would be acquired along with DST, the closing of the Transaction (the “Closing”) may be deemed a change in control with respect to the Adviser. The Closing occurred on April 16, 2018. This change in control with respect to the Adviser may be deemed to trigger an “assignment” of the Existing Advisory Agreement under the Investment Company Act of 1940, as amended (the “1940 Act”). As required by the 1940 Act, the Existing Advisory Agreement provides for its automatic termination in the event of an assignment, and therefore, the Existing Advisory Agreement automatically terminated upon Closing. In order for the Adviser to continue as the Fund’s investment adviser, the Board and the Fund’s shareholders must approve the New Advisory Agreement which would take effect, if approved, upon the date of such shareholder approval. As of the date of this report, the New Advisory Agreement has not received shareholder approval and efforts to secure such shareholder approval are ongoing. The Interim Advisory Agreement approved by the Board permits the Adviser to continue as investment adviser to the Fund from the date of the Closing until the Fund’s shareholders approve the New Advisory Agreement, subject to a maximum term of 150 days.

In evaluating the Advisory Agreements with respect to the Fund, the Independent Trustees considered various factors, including (i) the nature, extent and quality of the services provided (or to be provided) by AAI with respect to the Fund under the Advisory Agreements; (ii) the advisory fees and other expenses paid by the Fund compared to those of similar funds managed by other investment advisers; (iii) the costs of the services provided to the Fund by AAI and the profits realized by AAI and its affiliates from its relationship to the Fund; (iv) the extent to which economies of scale have been or would be realized if and as the assets of the Fund grow and whether fees reflect the economies of scale for the benefit of shareholders; and (v) any additional benefits and other considerations.

With respect to the nature, extent and quality of the services provided (or to be provided) by AAI under the Advisory Agreements, the Independent Trustees considered and reviewed information concerning the services provided (or to be provided) under the Advisory Agreements, the investment parameters of the index of the Fund, financial information regarding AAI and its parent company, information describing AAI’s current organization and the background and experience of the persons responsible for the day-to-day management of the Fund.

The Independent Trustees reviewed information on the performance of the Fund and its benchmark. The Independent Trustees also evaluated the correlation and tracking error between the underlying index and the Fund’s performance. Based on their review, the Independent Trustees found that the nature and extent of services provided (or to be provided) to the Fund under the Advisory Agreements was appropriate and that the quality was satisfactory.

The Independent Trustees noted that the advisory fee for the Fund was a unitary fee pursuant to which AAI assumes all expenses of the Fund (including the cost of transfer agency, custody, fund administration, legal, audit and other services) other than the payments under the Advisory Agreements, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

With respect to the advisory fee rate, the Independent Trustees noted the following:

The net advisory fee rate for the Fund is higher than the median of its Broadridge expense group and the Fund’s expense ratio is higher than the median of its Broadridge expense group.

The Independent Trustees took into account, among other things, the unique features and performance of the Fund’s underlying index and the costs and benefits of linkage to the Barron’s name.

Based on the foregoing, and the other information available to them, the Independent Trustees concluded that the advisory fee rate for the Fund was reasonable under the circumstances and in light of the quality of the services provided.

The Independent Trustees considered other benefits available to AAI because of its relationship with the Fund and concluded that the advisory fees were reasonable taking into account any such benefits.

21 | May 31, 2018

Barron’s 400SM ETF

Board Considerations Regarding Approval of Investment Advisory Agreement	May 31, 2018 (Unaudited)

The Independent Trustees also considered with respect to the Fund the information provided by AAI about the costs and profitability of AAI with respect to the Fund. The Independent Trustees reviewed and noted the relatively small size of the Fund in considering economies of scale that may be realized by AAI. The Independent Trustees determined that they would continue to evaluate whether further economies of scale have been achieved on an ongoing basis.

In voting to renew the Existing Advisory Agreement and approve the New Advisory Agreement and Interim Advisory Agreement, the Independent Trustees concluded that the terms of each Advisory Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Independent Trustees considered relevant in the exercise of their reasonable business judgment. The Independent Trustees did not identify any single factor or group of factors as all important or controlling and considered all factors together.

22 | May 31, 2018

Page Intentionally Left Blank

BARRON'S 400[SM] ETF

Must be accompanied or preceded by a prospectus.
ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the Barron's 400[SM] ETF.

SEMI-ANNUAL REPORT
May 31, 2018

BUZZ US Sentiment Leaders ETF (NYSE ARCA: BUZ)

An ALPS Advisors Solution

ALPS
A DST Company

Performance Overview	1
Disclosure of Fund Expenses	3
Schedules of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Additional Information	16
Board Considerations Regarding Approval of Investment Advisory Agreement	18

alpsfunds.com

BUZZ US Sentiment Leaders ETF

Performance Overview	May 31, 2018 (Unaudited)

Investment Objective

The BUZZ US Sentiment Leaders ETF (the “Fund”) employs a “passive management” - or indexing - investment approach designed to seek investment results that correspond (before fees and expenses) generally to the performance of its underlying index, the BUZZ NextGen AI US Sentiment Leaders Index (the “Underlying Index”).

The Underlying Index utilizes a rules-based quantitative methodology developed by BUZZ Indexes Inc. (the “Index Provider”), which is designed to identify the U.S. common stocks with the most “positive insights” collected from social media networks. Such positive insights are a measure of the degree of positive company sentiment as well as the breadth of active discussion about each company by participants on social media networks. The Index Provider then selects the 75 companies with the highest positive insight scores for inclusion in the Underlying Index and weights the 75 constituent common stocks of the Underlying Index based on a proprietary scoring model.

Performance (as of May 31, 2018)

	6 Months	1 Year	Since Inception^
BUZZ US Sentiment Leaders ETF - NAV	12.05%	27.83%	18.18%
BUZZ US Sentiment Leaders ETF - Market Price*	12.29%	28.30%	18.38%
BUZZ NextGen AI US Sentiment Leaders Total Return Index	12.32%	28.45%	18.71%
S&P 500® Total Return Index	3.16%	14.38%	15.19%

Total Expense Ratio (per the current prospectus) 0.75%

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.855.215.1425.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund’s Commencement date was April 19, 2016.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

BUZZ NextGen AI US Sentiment Leaders Total Return Index is comprised of 75 stocks with the highest “positive insight” rankings collected from online forums. These stocks must meet certain market capitalization and average daily trading volume requirements to be included in the index and are weighted based on a proprietary scoring model developed by BUZZ Indexes Inc.

S&P 500® Total Return Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

The indexes are reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

Funds that invest in securities of medium capitalization companies involve greater risk than customarily is associated with investing in larger, more established companies. A medium capitalization company is defined as a company with a market capitalization between $2 billion and $10 billion. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The BUZZ US Sentiment Leaders ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the BUZZ US Sentiment Leaders ETF.

ALPS Portfolio Solutions Distributor, Inc. is not affiliated with BUZZ Indexes Inc.

1 | May 31, 2018

BUZZ US Sentiment Leaders ETF

Performance Overview	May 31, 2018 (Unaudited)

Top 10 Holdings* (as of May 31, 2018)

Netflix, Inc.	3.22%
Advanced Micro Devices, Inc.	3.19%
Twitter, Inc.	3.18%
Square, Inc.	3.17%
Micron Technology, Inc.	3.14%
Facebook, Inc.	3.11%
Microsoft Corp.	3.06%
Amazon.com, Inc.	3.06%
NVIDIA Corp.	3.04%
Apple, Inc.	2.98%
Total % of Top 10 Holdings	31.15%

Sector Allocation* (as of May 31, 2018)

Information Technology	44.86%
Consumer Discretionary	17.63%
Health Care	13.65%
Industrials	8.83%
Financials	7.94%
Consumer Staples	2.84%
Telecommunication Services	2.52%
Energy	1.66%
Money Market Fund	0.07%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2018)

Comparison of Change in Value of $10,000 Investment in the Fund and the Underlying Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 | May 31, 2018

BUZZ US Sentiment Leaders ETF

Disclosure of Fund Expenses	May 31, 2018 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2018.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expense Ratio(a)	Expenses Paid During Period 12/1/17 - 5/31/18(b)
Actual	$1,000.00	$1,120.50	0.75%	$3.97
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	0.75%	$3.78

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

3 | May 31, 2018

BUZZ US Sentiment Leaders ETF

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.79%)
Consumer Discretionary (17.61%)
Amazon.com, Inc.(a)	133	$216,740
Booking Holdings, Inc.(a)	37	78,030
Comcast Corp., Class A	1,328	41,407
Ford Motor Co.	7,946	91,776
Home Depot, Inc.	364	67,904
McDonald's Corp.	414	66,244
Netflix, Inc.(a)	649	228,189
Starbucks Corp.	795	45,053
Tesla, Inc.(a)(b)	431	122,719
Under Armour, Inc., Class C(a)(b)	3,497	66,163
Walt Disney Co.	1,596	158,754
Wynn Resorts, Ltd.	330	64,683
Total Consumer Discretionary		1,247,662

Consumer Staples (2.83%)
Coca-Cola Co.	982	42,226
Philip Morris International, Inc.	489	38,895
Wal-Mart Stores, Inc.	1,452	119,848
Total Consumer Staples		200,969

Energy (1.66%)
Chevron Corp.	383	47,607
Exxon Mobil Corp.	861	69,948
Total Energy		117,555

Financials (7.93%)
American Express Co.	640	62,912
Bank of America Corp.	3,764	109,306
Citigroup, Inc.	606	40,414
Discover Financial Services	2,387	176,304
Goldman Sachs Group, Inc.	356	80,413
JPMorgan Chase & Co.	864	92,457
Total Financials		561,806

Health Care (13.63%)
AbbVie, Inc.	684	67,675
Agilent Technologies, Inc.	677	41,920
Align Technology, Inc.(a)	139	46,141
Baxter International, Inc.	778	55,114
Biogen, Inc.(a)	155	45,564
Bristol-Myers Squibb Co.	1,300	68,406
Celgene Corp.(a)	905	71,205
CVS Health Corp.	656	41,584
Exelixis, Inc.(a)	1,872	38,807
Gilead Sciences, Inc.	929	62,615
Intuitive Surgical, Inc.(a)	95	43,669
Merck & Co., Inc.	1,363	81,139
Pfizer, Inc.	1,579	56,733
UnitedHealth Group, Inc.	197	47,577
Valeant Pharmaceuticals International, Inc.(a)	8,981	197,582
Total Health Care		965,731

Industrials (8.82%)
Boeing Co.	310	109,170
Caterpillar, Inc.	440	66,840
Security Description	Shares	Value
Industrials (continued)
CSX Corp.	784	$50,686
Eaton Corp. PLC	575	44,034
General Electric Co.	14,036	197,627
Lockheed Martin Corp.	210	66,053
Raytheon Co.	213	44,623
XPO Logistics, Inc.(a)	438	46,099
Total Industrials		625,132

Information Technology (44.79%)
Activision Blizzard, Inc.	1,303	92,396
Advanced Micro Devices, Inc.(a)(b)	16,455	225,927
Alphabet, Inc., Class A(a)	163	179,300
Apple, Inc.	1,128	210,789
Applied Materials, Inc.	1,174	59,616
Cisco Systems, Inc.	1,221	52,149
eBay, Inc.(a)	1,766	66,613
Electronic Arts, Inc.(a)	368	48,175
Facebook, Inc., Class A(a)	1,148	220,163
First Solar, Inc.(a)	949	64,162
GrubHub, Inc.(a)	456	48,888
Intel Corp.	2,495	137,724
International Business Machines Corp.	452	63,872
Lam Research Corp.	404	80,065
Mastercard, Inc., Class A	274	52,093
Micron Technology, Inc.(a)	3,857	222,125
Microsoft Corp.	2,193	216,756
Nutanix, Inc., Class A(a)	696	37,201
NVIDIA Corp.	852	214,866
PayPal Holdings, Inc.(a)	840	68,939
QUALCOMM, Inc.	1,174	68,233
Snap, Inc., Class A(a)(b)	10,750	122,442
Square, Inc., Class A(a)	3,848	224,146
Symantec Corp.	2,223	46,194
Twitter, Inc.(a)	6,475	224,682
Visa, Inc., Class A	966	126,276
Total Information Technology		3,173,792

Telecommunication Services (2.52%)
AT&T, Inc.	1,978	63,929
T-Mobile US, Inc.(a)	1,078	60,044
Verizon Communications, Inc.	1,143	54,487
Total Telecommunication Services		178,460

TOTAL COMMON STOCKS
(Cost $6,602,525)		7,071,107

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (2.08%)
Money Market Fund (0.07%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $4,887)	1.669%	4,887	4,887

4 | May 31, 2018

BUZZ US Sentiment Leaders ETF

Schedule of Investments	May 31, 2018 (Unaudited)

7 Day Yield	Shares	Value
Investments Purchased with Collateral from
Securities Loaned (2.01%)
State Street Navigator Securities Lending Prime Portfolio, 1.77%
(Cost $142,482)	142,482	142,482

TOTAL SHORT TERM INVESTMENTS
(Cost $147,369)		147,369

TOTAL INVESTMENTS (101.87%)
(Cost $6,749,894)		$7,218,476

NET OTHER ASSETS AND LIABILITIES (-1.87%)		(132,532)

NET ASSETS (100.00%)		$7,085,944

(a)	Non-income producing security.

(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $402,844.

See Notes to Financial Statements.

5 | May 31, 2018

BUZZ US Sentiment Leaders ETF

Statement of Assets and Liabilities	May 31, 2018 (Unaudited)

ASSETS:
Investments, at value	$7,218,476
Cash held in escrow account (Note 3)	1,949
Dividends receivable	14,387
Total Assets	7,234,812

LIABILITIES:
Payable to adviser	6,386
Payable for collateral upon return of securities loaned	142,482
Total Liabilities	148,868
NET ASSETS	$7,085,944

NET ASSETS CONSIST OF:
Paid-in capital	$5,692,907
Accumulated net investment income	17,911
Accumulated net realized gain	906,544
Net unrealized appreciation	468,582
NET ASSETS	$7,085,944

INVESTMENTS, AT COST	$6,749,894

PRICING OF SHARES
Net Assets	$7,085,944
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	200,002
Net Asset Value, offering and redemption price per share	$35.43

See Notes to Financial Statements.

6 | May 31, 2018

BUZZ US Sentiment Leaders ETF

Statement of Operations	For the Six Months Ended May 31, 2018 (Unaudited)

INVESTMENT INCOME:
Dividends	$66,409
Securities lending income	1,598
Total Investment Income	68,007

EXPENSES:
Investment adviser fees	39,653
Total Expenses	39,653
NET INVESTMENT INCOME	28,354

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain on investments	1,428,333
Net change in unrealized depreciation on investments	(596,578)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	831,755
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$860,109

See Notes to Financial Statements.

7 | May 31, 2018

BUZZ US Sentiment Leaders ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31 2018 (Unaudited)	For the Year Ended November 30, 2017
OPERATIONS:
Net investment income	$28,354	$48,030
Net realized gain	1,428,333	779,407
Net change in unrealized appreciation/(depreciation)	(596,578)	909,686
Net increase in net assets resulting from operations	860,109	1,737,123

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(50,001)	(35,000)
Total distributions	(50,001)	(35,000)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	6,881,321	11,412,195
Cost of shares redeemed	(10,133,316)	(8,755,528)
Net increase/(decrease) from capital share transactions	(3,251,995)	2,656,667
Net increase/(decrease) in net assets	(2,441,887)	4,358,790

NET ASSETS:
Beginning of period	9,527,831	5,169,041
End of period *	$7,085,944	$9,527,831

*Including accumulated net investment income of:	$17,911	$39,558

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	300,002	200,002
Shares sold	200,000	400,000
Shares redeemed	(300,000)	(300,000)
Shares outstanding, end of period	200,002	300,002

See Notes to Financial Statements.

8 | May 31, 2018

BUZZ US Sentiment Leaders ETF

Financial Highlights	For a Share Outstanding Throughout the Period Presented

	For the Six Months Ended May 31 2018 (Unaudited)		For the Year Ended November 30, 2017	For the Period April 19, 2016 (Commencement of Operations) to November 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$31.76		$25.84	$25.15

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.09		0.18	0.13
Net realized and unrealized gain	3.72		5.92	0.56
Total from investment operations	3.81		6.10	0.69

DISTRIBUTIONS:
From net investment income	(0.14)		(0.18)	—
Total distributions	(0.14)		(0.18)	—

Net increase in net asset value	3.67		5.92	0.69
NET ASSET VALUE, END OF PERIOD	$35.43		$31.76	$25.84
TOTAL RETURN(b)	12.05%		23.72%	2.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$7,086		$9,528	$5,169

Ratio of expenses to average net assets	0.75	%(c)	0.75%	0.75	%(c)
Ratio of net investment income to average net assets	0.54	%(c)	0.64%	0.87	%(c)
Portfolio turnover rate(d)	188%		260%	157%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

9 | May 31, 2018

BUZZ US Sentiment Leaders ETF

Notes to Financial Statements	May 31, 2018 (Unaudited)

1.  ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2018, the Trust consisted of twenty separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the BUZZ US Sentiment Leaders ETF (the “Fund”). Prior to March 31, 2017, the Fund was known as the Sprott BUZZ Social Media Insights ETF. The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the performance of the BUZZ NextGen AI US Sentiment Leaders Index (the “Underlying Index”). The BUZZ US Sentiment Leaders ETF is considered a non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). The Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

10 | May 31, 2018

BUZZ US Sentiment Leaders ETF

Notes to Financial Statements	May 31, 2018 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability; including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities and Limited Partnerships, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2018:

BUZZ US Sentiment Leaders ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$7,071,107	$–	$–	$7,071,107
Short Term Investments
Money Market Fund	4,887	–	–	4,887
Investments Purchased with Collateral from
Securities Loaned	142,482	–	–	142,482
TOTAL	$7,218,476	$–	$–	$7,218,476

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2018, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

11 | May 31, 2018

BUZZ US Sentiment Leaders ETF

Notes to Financial Statements	May 31, 2018 (Unaudited)

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2018.

The tax character of the distribution paid by the Fund was as follows:

Ordinary Income
November 30, 2017
BUZZ US Sentiment Leaders ETF	$35,000

At November 30, 2017, the Funds had available for tax purposes unused capital loss carryforwards as follows:

Fund	Short-Term	Long-Term
BUZZ US Sentiment Leaders ETF	$407,724	$28,135

As of May 31, 2018, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

BUZZ US Sentiment Leaders ETF
Gross appreciation (excess of value over tax cost)	$580,457
Gross depreciation (excess of tax cost over value)	(159,407)
Net unrealized appreciation (depreciation)	421,050
Cost of investments for income tax purposes	$6,797,426

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2018.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

12 | May 31, 2018

BUZZ US Sentiment Leaders ETF

Notes to Financial Statements	May 31, 2018 (Unaudited)

G. Lending of Portfolio Securities

The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statement of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of the Fund's securities lending agreement and related cash and non-cash collateral received as of May 31, 2018.

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
BUZZ US Sentiment Leaders ETF	$402,844	$142,482	$272,033	$414,515

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2018:

BUZZ US Sentiment Leaders ETF		Remaining contractual maturity of the agreement

Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$142,482	$–	$–	$–	$142,482
Total Borrowings					142,482
Gross amount of recognized liabilities for securities lending (collateral received)					$142,482

H. Risks Related to Social Media Analytics

The Underlying Index for the Fund utilizes a rules-based quantitative methodology developed by BUZZ Indexes Inc. (the “Index Provider”), which is designed to identify the U.S. common stocks with the most “positive insights” collected from social media networks. The ability to invest based on social media analytics is relatively new and untested. “Social media” is an umbrella term that encompasses various activities that integrate technology, social interaction and content creation. Social media may use many technologies, including, but not limited to, blogs, microblogs, wikis, photos and video sharing, podcasts, social networking, and virtual worlds. Some examples of social media sites may include, but are not limited to, the following: Facebook, Twitter, LinkedIn, Digg, Reddit, RSS, blogs, Investopedia, stock forums, etc. Investing in companies based on social media analytics involves the potential for market manipulation because social media posts may be made with an intent to inflate, or otherwise manipulate, the public perception of a stock or other investment. Although the Underlying Index attempts to mitigate the potential for such market manipulation by employing screens to identify posts which may be computer generated or deceptive, and by employing market capitalization and trading volume criteria to remove small and penny-cap stocks which may be more likely targets for such manipulation, there is no guarantee that the Underlying Index’s model will successfully reduce such risk. Furthermore, text and sentiment analysis of social media postings may prove inaccurate; that is, high positive sentiment may not correlate with positive change in the value of a company’s stock and low positive or negative sentiment may not correlate with negative change in the value of a company’s stock. Additionally, as data suppliers for the Index Provider’s algorithm, social media companies are susceptible to the following risks which may disrupt the Index Provider’s ability to receive meaningful data from such sites: permanent cessation of operations, disruption in service caused by hardware or software failure, interruptions or delays in service by third-party data center hosting facilities and maintenance providers, security breaches involving certain private, sensitive, proprietary and confidential information managed and transmitted by social media companies, and privacy concerns and laws, evolving Internet regulation and other foreign or domestic regulations that may limit or otherwise affect the operations of social media companies.

13 | May 31, 2018

BUZZ US Sentiment Leaders ETF

Notes to Financial Statements	May 31, 2018 (Unaudited)

3.  INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.75% of the Fund’s average daily net assets. From time to time, the Adviser may waive all or a portion of its fee.

Capitalized terms used but not defined within this paragraph, shall have the respective meanings given to them in the Board Considerations Regarding Approval of Investment Advisory Agreement section of this Semi-Annual Report (“Board Considerations”). As discussed in the Board Considerations, the Adviser is an indirect wholly owned subsidiary of DST and on April 16, 2018, DST was acquired by SS&C resulting in a change of control of the Adviser. As discussed in the Board Considerations, in order for the Adviser to continue to serve as the investment adviser to the applicable Fund, among other approvals, the Board approved an Interim Advisory Agreement between the Adviser and the Trust, on behalf of the Funds. The Interim Advisory Agreement is effective for the earlier of 150 days from the close of the Transaction or the date of shareholder approval of the New Advisory Agreement. Under the terms of the Interim Advisory Agreement, the unitary management fee paid to the Adviser will be held in escrow until shareholder approval of the New Advisory Agreement is obtained and is reported as Cash held in escrow account on the Statement of Assets and Liabilities.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, both the Chairman of the Board and Chairman of the Audit Committee each receives a quarterly retainer of $2,000, in connection with their respective roles.

4.  PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2018, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Fund	Purchases	Sales
BUZZ US Sentiment Leaders ETF	$19,300,217	$19,302,450

For the six months ended May 31, 2018, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
BUZZ US Sentiment Leaders ETF	$6,881,634	$10,159,749

For the six months ended May 31, 2018, the BUZZ US Sentiment Leaders ETF had in-kind net realized gains of $1,426,009.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in kind transactions are also not deductible for tax purposes.

14 | May 31, 2018

BUZZ US Sentiment Leaders ETF

Notes to Financial Statements	May 31, 2018 (Unaudited)

5.  CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

15 | May 31, 2018

BUZZ US Sentiment Leaders ETF

Additional Information	May 31, 2018 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-Q. Forms N-Q for the Fund are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s Forms N-Q are available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION

The Fund designated the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2017:

	Qualified Dividend Income	Dividend Received Deduction
BUZZ US Sentiment Leaders ETF	100.00%	100.00%

In early 2018, if applicable, shareholders of record received this information for the distribution paid to them by the Fund during the calendar year 2017 via Form 1099. The Fund will notify shareholders in early 2019 of amounts paid to them by the Fund, if any, during the calendar year 2018.

LICENSING AGREEMENT

BUZZ NextGen AI US Sentiment Leaders Index (the “BUZZ Index”) is a product of BUZZ Indexes Inc. (“BUZZ Indexes”), and has been licensed to ALPS Advisors, Inc. for use in connection with the BUZZ US Sentiment Leaders ETF.

“BUZZ” is a trademark of BUZZ Indexes, which have been licensed by ALPS Advisors, Inc. for use in connection with the BUZZ Index.

BUZZ US Sentiment Leaders ETF is not sponsored, endorsed, sold or promoted by BUZZ Indexes, or its shareholders, or the licensor of the BUZZ Index and/or its affiliates and third party licensors. BUZZ Indexes makes no representation or warranty, express or implied, to the owners of the BUZZ US Sentiment Leaders ETF or any member of the public regarding the advisability of investing in securities generally or in BUZZ US Sentiment Leaders ETF, particularly or the ability of the BUZZ Index to track general market performance.

BUZZ Indexes’ only relationship to ALPS Advisors, Inc. with respect to the BUZZ Index is the licensing of the BUZZ Index and certain trademarks of BUZZ Indexes. The BUZZ Indexes are determined and composed by BUZZ Indexes without regard to ALPS Advisors, Inc. or the BUZZ US Sentiment Leaders ETF. BUZZ Indexes has no obligation to take the needs of ALPS Advisors, Inc. or the owners of BUZZ US Sentiment Leaders ETF into consideration in determining and composing the BUZZ Index.

BUZZ Indexes are not responsible for and have not participated in the determination of the prices of BUZZ US Sentiment Leaders ETF or the timing of the issuance or sale of securities of BUZZ US Sentiment Leaders ETF or in the determination or calculation of the equation by which BUZZ US Sentiment Leaders ETF securities may be converted into cash, surrendered, or redeemed, as the case may be. BUZZ Indexes have no obligation or liability in connection with the administration, marketing or trading of BUZZ US Sentiment Leaders ETF. There is no assurance that investment products based on the BUZZ Index will accurately track index performance or provide positive investment returns.

BUZZ Indexes is not an investment advisor and the inclusion of a security in the BUZZ Index is not a recommendation by BUZZ Indexes to buy, sell, or hold such security, nor should it be considered investment advice.

16 | May 31, 2018

BUZZ US Sentiment Leaders ETF

Additional Information	May 31, 2018 (Unaudited)

BUZZ INDEXES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE BUZZ INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS). BUZZ INDEXES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. BUZZ INDEXES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ALPS ADVISORS, INC., OWNERS OF THE BUZZ US SENTIMENT LEADERS ETF, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BUZZ INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL BUZZ INDEXES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN BUZZ INDEXES AND ALPS ADVISORS, INC., OTHER THAN THE LICENSORS OF BUZZ INDEXES.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

17 | May 31, 2018

BUZZ US Sentiment Leaders ETF

Board Considerations Regarding Approval of Investment Advisory Agreements	May 31, 2018 (Unaudited)

At an in-person meeting held on March 5, 2018, the Board of Trustees of the Trust (the “Board” or the “Trustees”), including the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act, as amended (the “Independent Trustees”), evaluated a proposal to approve each of (i) the continuance of the investment advisory agreement between the Trust and ALPS Advisors, Inc. (the “Adviser” or “AAI”) with respect to the BUZZ US Sentiment Leaders ETF (“BUZ” or “the Fund”) (the “Existing Advisory Agreement”); (ii) a new investment advisory agreement between the Adviser and the Trust on behalf of the Fund (the “New Advisory Agreement”); and (iii) an interim investment advisory agreement between the Adviser and the Trust on behalf of the Fund (the “Interim Advisory Agreement” and together with the Existing Advisory Agreement and New Advisory Agreement, the “Advisory Agreements”). The Independent Trustees also met separately to consider the Advisory Agreements.

Consideration by the Board of the New Advisory Agreement and Interim Advisory Agreement was necessary because DST Systems, Inc. (“DST”), the ultimate parent company to the Adviser, had had entered into an agreement to be acquired by SS&C Technologies Holdings, Inc. (“SS&C”) (the “Transaction”). Because the Adviser would be acquired along with DST, the closing of the Transaction (the “Closing”) may be deemed a change in control with respect to the Adviser. The Closing occurred on April 16, 2018. This change in control with respect to the Adviser may be deemed to trigger an “assignment” of the Existing Advisory Agreement under the Investment Company Act of 1940, as amended (the “1940 Act”). As required by the 1940 Act, the Existing Advisory Agreement provides for its automatic termination in the event of an assignment, and therefore, the Existing Advisory Agreement automatically terminated upon Closing. In order for the Adviser to continue as the Fund’s investment adviser, the Board and the Fund’s shareholders must approve the New Advisory Agreement which would take effect, if approved, upon the date of such shareholder approval. As of the date of this report, the New Advisory Agreement has not received shareholder approval and efforts to secure such shareholder approval are ongoing. The Interim Advisory Agreement approved by the Board permits the Adviser to continue as investment adviser to the Fund from the date of the Closing until the Fund’s shareholders approve the New Advisory Agreement, subject to a maximum term of 150 days.

In evaluating the Advisory Agreements with respect to the Fund, the Independent Trustees considered various factors, including (i) the nature, extent and quality of the services provided (or to be provided) by AAI with respect to the Fund under the Advisory Agreements; (ii) the advisory fees and other expenses paid by the Fund compared to those of similar funds managed by other investment advisers; (iii) the costs of the services provided to the Fund by AAI and the profits realized by AAI and its affiliates from its relationship to the Fund; (iv) the extent to which economies of scale have been or would be realized if and as the assets of the Fund grow and whether fees reflect the economies of scale for the benefit of shareholders; and (v) any additional benefits and other considerations.

With respect to the nature, extent and quality of the services provided (or to be provided) by AAI under the Advisory Agreements, the Independent Trustees considered and reviewed information concerning the services provided (or to be provided) under the Advisory Agreements, the investment parameters of the index of the Fund, financial information regarding AAI and its parent company, information describing AAI’s current organization and the background and experience of the persons responsible for the day-to-day management of the Fund.

The Independent Trustees reviewed information on the performance of the Fund and its benchmark. The Independent Trustees also evaluated the correlation and tracking error between the underlying index and the Fund’s performance. Based on their review, the Independent Trustees found that the nature and extent of services provided (or to be provided) to the Fund under the Advisory Agreements was appropriate and that the quality was satisfactory.

The Independent Trustees noted that the advisory fee for the Fund was a unitary fee pursuant to which AAI assumes all expenses of the Fund (including the cost of transfer agency, custody, fund administration, legal, audit and other services) other than the payments under the Advisory Agreement, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

With respect to the advisory fee rate, the Independent Trustees noted the following:

The net advisory fee rate for the Fund is higher than the median of its Broadridge expense group and the Fund’s expense ratio is higher than the median of its Broadridge expense group.

The Independent Trustees took into account, among other things, the unique nature of the Fund’s underlying index.

Based on the foregoing, and the other information available to them, the Independent Trustees concluded that the advisory fee rate for the Fund was reasonable under the circumstances and in light of the quality of the services provided.

The Independent Trustees considered other benefits available to AAI because of its relationship with the Fund and concluded that the advisory fees were reasonable taking into account any such benefits.

18 | May 31, 2018

BUZZ US Sentiment Leaders ETF

Board Considerations Regarding Approval of Investment Advisory Agreements	May 31, 2018 (Unaudited)

The Independent Trustees also considered with respect to the Fund the information provided by AAI about the costs and profitability of AAI with respect to the Fund. The Independent Trustees reviewed and noted the relatively small size of the Fund in considering economies of scale that may be realized by AAI. The Independent Trustees determined that they would continue to evaluate whether further economies of scale have been achieved on an ongoing basis.

In voting to renew the Existing Advisory Agreement and approve the New Advisory Agreement and Interim Advisory Agreement, the Independent Trustees concluded that the terms of each Advisory Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Independent Trustees considered relevant in the exercise of their reasonable business judgment. The Independent Trustees did not identify any single factor or group of factors as all important or controlling and considered all factors together.

19 | May 31, 2018

Semi-Annual Report *May 31, 2018*

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

Learn More
866.759.5679 | alpsfunds.com

SEMI-ANNUAL REPORT
May 31, 2018

Cohen & Steers Global Realty Majors ETF (NYSE ARCA: GRI)

An ALPS Advisors Solution

ALPS
A DST Company

Performance Overview	1
Disclosure of Fund Expenses	3
Schedule of Investments	4
Statement of Assets & Liabilities	7
Statement of Operations	8
Statements of Changes In Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Additional Information	17
Board Considerations Regarding Approval of Investment Advisory Agreements	18

alpsfunds.com

Cohen & Steers Global Realty Majors ETF

Performance Overview	May 31, 2018 (Unaudited)

Investment Objective

The Cohen & Steers Global Realty Majors ETF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an index called the Cohen & Steers Global Realty Majors Index (the “Underlying Index”). The Fund will normally invest at least 90% of its total assets in common stocks and other equity securities (which may include American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and Global Depositary Receipts (“GDRs”)) that comprise the Underlying Index.

The Underlying Index consists of the largest and most liquid securities within the global real estate universe that Cohen & Steers Capital Management, Inc. (“Cohen & Steers” or the “Index Provider”) believes are likely to lead the global securitization of real estate. The Underlying Index is free float and modified market-capitalization weighted, with a limit of 4.0% on any security’s weighting. Underlying Index constituents must have a free float adjusted market-capitalization of $750 million or greater for initial inclusion in the Underlying Index. Cohen & Steers considers country weights relative to each country’s GDP share representing the real estate securities universe and share of the private market for real estate, with up to 10% being allocated to securities of emerging markets. The Underlying Index is rebalanced quarterly.

Performance (as of May 31, 2018)

	6 Months	1 Year	5 Year	10 Year	Since Inception^
Cohen & Steers Global Realty Majors ETF - NAV	-1.06%	3.21%	4.59%	3.18%	2.61%
Cohen & Steers Global Realty Majors ETF - Market	-1.51%	3.08%	4.60%	2.98%	2.57%
Cohen & Steers Global Realty Majors® Index	-0.67%	3.96%	5.36%	3.94%	3.42%
FTSE EPRA/ NAREIT Developed Real Estate Index	0.76%	5.98%	5.98%	4.25%	3.73%
S&P 500® Total Return Index	3.16%	14.38%	12.98%	9.14%	9.15%

Total Expense Ratio (per the current Prospectus) 0.55%

Data quoted represents past performance, which is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund's portfolio holdings are subject to change without notice. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.513.5856.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	Fund Inception May 7, 2008.

*	Market Price is based on the midpoint of the bid/ask spread at 4p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Risks of Investing in Real Estate Securities

Risks of investing in real estate securities are similar to those associated with direct investments in real estate, including falling property values due to increasing vacancies or declining rents resulting from economic, legal, political or technological developments, lack of liquidity, limited diversification and sensitivity to certain economic factors such as interest rate changes and market recessions. Foreign securities involve special risks, including currency fluctuations, lower liquidity, political and economic uncertainties, and differences in accounting standards. Some international securities may represent small- and medium-sized companies, which may be more susceptible to price volatility and less liquidity than larger companies.

Cohen & Steers Global Realty Majors® Index: A free-float adjusted, modified market capitalization-weighted index of global real estate equities. The modified market capitalization weighting approach and qualitative screening process emphasize those companies that, in the opinion of the Cohen & Steers investment committee, are leading the securitization of real estate globally.

FTSE EPRA/NAREIT Developed Real Estate Index: An unmanaged market-weighted total return index that consists of many companies from developed markets whose floats are larger than $100 million and which derive more than half of their revenue from property-related activities.

S&P 500® Total Return Index: The Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. Total return assumes reinvestment of any dividends and distributions realized during a given time period. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The Cohen & Steers Global Realty Majors ETF is not suitable for all investors. An investor should consider investment objectives, risks, charges and expenses carefully before investing. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Cohen & Steers Global Realty Majors ETF.

ALPS Portfolio Solutions Distributor, Inc. is not affiliated with Cohen & Steers.

1 | May 31, 2018

Cohen & Steers Global Realty Majors ETF

Performance Overview	May 31, 2018 (Unaudited)

Top 10 Holdings* (as of May 31, 2018)

Simon Property Group, Inc.	4.03%
American Tower Corp.	3.99%
ProLogis, Inc.	3.80%
Public Storage	3.52%
Equinix, Inc.	3.49%
Unibail-Rodamco SE	3.35%
Sun Hung Kai Properties, Ltd.	2.95%
Mitsubishi Estate Co., Ltd.	2.80%
Mitsui Fudosan Co., Ltd.	2.76%
Vonovia SE	2.67%
Total % of Top 10 Holdings	33.36%

*	% of Total Investments.

Future holdings are subject to change.

Country Allocation* (as of May 31, 2018)

United States	53.02%
Hong Kong	11.40%
Japan	8.92%
Australia	6.29%
France	5.80%
Germany	5.51%
United Kingdom	4.11%
Singapore	2.30%
Canada	1.14%
Sweden	0.49%
Switzerland	0.41%
Spain	0.38%
Brazil	0.23%
Total	100.00%

Growth of $10,000 (as of May 31, 2018)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 | May 31, 2018

Cohen & Steers Global Realty Majors ETF

Disclosure of Fund Expenses	May 31, 2018 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2018.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expense Ratio(a)	Expenses Paid During Period 12/1/17 - 5/31/18(b)
Cohen & Steers Global Realty Majors ETF
Actual	$ 1,000.00	$ 989.40	0.55%	$ 2.73
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,022.19	0.55%	$ 2.77

(a)	Annualized, based on the Fund's most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.
3 | May 31, 2018

Cohen & Steers Global Realty Majors ETF

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.02%)
Australia (6.23%)
Dexus	65,403	$489,170
Goodman Group	103,940	734,168
The GPT Group	116,360	442,626
OneMarket, Ltd.(a)	6,192	7,164
Scentre Group, Ltd.	345,298	1,091,531
Stockland	157,878	495,490
Vicinity Centres	208,344	420,686
Total Australia		3,680,835

Brazil (0.23%)
Multiplan Empreendimentos Imobiliarios SA	8,678	136,576

Canada (1.13%)
Allied Properties Real Estate Investment Trust	6,028	197,632
Boardwalk Real Estate Investment Trust	2,427	88,893
RioCan Real Estate Investment Trust	20,821	378,170
Total Canada		664,695

France (5.74%)
Fonciere Des Regions	3,509	366,121
Gecina SA	3,121	539,994
Klepierre	13,438	523,447
Unibail-Rodamco SE	8,716	1,961,880
Total France		3,391,442

Germany (5.46%)
alstria office REIT-AG	9,164	135,307
Deutsche Wohnen AG	23,002	1,079,116
LEG Immobilien AG	4,063	445,346
Vonovia SE	33,092	1,561,376
Total Germany		3,221,145

Hong Kong (11.30%)
China Overseas Land & Investment, Ltd.	249,000	833,365
CK Asset Holdings, Ltd.	170,000	1,419,701
Hang Lung Properties, Ltd.	131,000	297,302
Hongkong Land Holdings, Ltd.	76,400	554,664
Link REIT	140,664	1,244,655
Sun Hung Kai Properties, Ltd.	107,000	1,727,127
Wharf Real Estate Investment Co., Ltd.	77,000	594,445
Total Hong Kong		6,671,259

Japan (8.84%)
Japan Real Estate Investment Corp.	87	456,653
Japan Retail Fund Investment Corp.	168	304,851
Mitsubishi Estate Co., Ltd.	90,300	1,640,234
Mitsui Fudosan Co., Ltd.	64,300	1,616,588
Nippon Building Fund, Inc.	93	521,487
Nippon Prologis REIT, Inc.	143	298,396
4 | May 31, 2018

Cohen & Steers Global Realty Majors ETF

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Shares	Value
Japan (8.84%) (continued)
Nomura Real Estate Master Fund, Inc.	273	$382,453
Total Japan		5,220,662

Singapore (2.28%)
Ascendas Real Estate Investment Trust	155,805	308,386
CapitaLand Mall Trust	178,047	275,279
CapitaLand, Ltd.	165,000	426,411
City Developments, Ltd.	40,100	335,752
Total Singapore		1,345,828

Spain (0.38%)
Inmobiliaria Colonial Socimi SA	20,878	221,864

Sweden (0.48%)
Castellum AB	17,723	284,562

Switzerland (0.41%)
PSP Swiss Property AG	2,615	239,584

United Kingdom (4.08%)
British Land Co. PLC	64,502	581,357
Derwent London PLC	7,198	287,921
Hammerson PLC	51,449	374,114
Land Securities Group PLC	48,729	602,176
Segro PLC	64,563	561,823
Total United Kingdom		2,407,391

United States (52.46%)
Alexandria Real Estate Equities, Inc.	6,564	819,975
American Campus Communities, Inc.	8,856	355,126
American Homes 4 Rent, Class A	16,372	326,130
American Tower Corp.	16,872	2,334,579
AvalonBay Communities, Inc.	8,947	1,481,086
Boston Properties, Inc.	10,011	1,219,039
Digital Realty Trust, Inc.	13,305	1,430,021
Douglas Emmett, Inc.	10,343	398,102
Duke Realty Corp.	23,161	651,287
Equinix, Inc.	5,140	2,039,809
Equity LifeStyle Properties, Inc.	5,749	522,584
Equity Residential	23,832	1,525,010
Essex Property Trust, Inc.	4,281	1,023,287
Extra Space Storage, Inc.	8,146	784,053
Federal Realty Investment Trust	4,756	565,441
Highwoods Properties, Inc.	6,702	320,557
Host Hotels & Resorts, Inc.	47,641	1,030,475
Kilroy Realty Corp.	6,452	491,320
National Retail Properties, Inc.	9,985	413,679
Park Hotels & Resorts, Inc.	13,015	419,343
ProLogis, Inc.	34,570	2,224,580
Public Storage	9,726	2,060,356
Realty Income Corp.	18,435	982,586
Regency Centers Corp.	9,654	560,704
Simon Property Group, Inc.	14,711	2,356,996
SL Green Realty Corp.	5,858	571,272
5 | May 31, 2018

Cohen & Steers Global Realty Majors ETF

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Shares	Value
United States (52.46%) (continued)
UDR, Inc.	17,438	$635,964
Ventas, Inc.	23,048	1,259,804
Vornado Realty Trust	11,219	782,076
Welltower, Inc.	23,991	1,383,081
Total United States		30,968,322

TOTAL COMMON STOCKS
(Cost $51,523,167)		58,454,165

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.09%)
State Street Institutional Treasury Plus Money Market Fund	1.669%	55,710	55,710

TOTAL SHORT TERM INVESTMENTS
(Cost $55,710)			55,710

TOTAL INVESTMENTS (99.11%)
(Cost $51,578,877)			$58,509,875

NET OTHER ASSETS AND LIABILITIES (0.89%)			525,271

NET ASSETS (100.00%)			$59,035,146

(a)	Non-income producing security.

See Notes to Financial Statements.

6 | May 31, 2018

Cohen & Steers Global Realty Majors ETF

Statement of Assets and Liabilities	May 31, 2018 (Unaudited)

ASSETS:
Investments, at value	$58,509,875
Cash held in escrow account (Note 3)	12,634
Foreign currency, at value (Cost $396,429)	396,429
Receivable for investments sold	4,966
Foreign tax reclaims	45,721
Dividends receivable	106,786
Total Assets	59,076,411

LIABILITIES:
Payable for investments purchased	271
Payable to adviser	40,994
Total Liabilities	41,265
NET ASSETS	$59,035,146

NET ASSETS CONSIST OF:
Paid-in capital	$57,911,373
Accumulated net investment loss	(1,608,801)
Accumulated net realized loss	(4,196,853)
Net unrealized appreciation	6,929,427
NET ASSETS	$59,035,146

INVESTMENTS, AT COST	$51,578,877

PRICING OF SHARES
Net Assets	$59,035,146
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	1,350,000
Net Asset Value, offering and redemption price per share	$43.73

See Notes to Financial Statements.

7 | May 31, 2018

Cohen & Steers Global Realty Majors ETF

Statement of Operations	For the Six Months Ended May 31, 2018 (Unaudited)

INVESTMENT INCOME:
Dividends(a)	$1,174,222
Total Investment Income	1,174,222

EXPENSES:
Investment adviser fees	171,806
Total Expenses	171,806
NET INVESTMENT INCOME	1,002,416

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain on investments	217,880
Net realized loss on foreign currency transactions	(1,303)
Total net realized gain	216,577
Net change in unrealized depreciation on investments	(1,976,774)
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(1,206)
Total net change in unrealized depreciation	(1,977,980)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,761,403)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(758,987)

(a)	Net of foreign tax withholding of $59,526.

See Notes to Financial Statements.

8 | May 31, 2018

Cohen & Steers Global Realty Majors ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2018 (Unaudited)	For the Year Ended November 30, 2017
OPERATIONS:
Net investment income	$1,002,416	$1,267,980
Net realized gain	216,577	5,272,774
Net change in unrealized appreciation/(depreciation)	(1,977,980)	2,684,359
Net increase/(decrease) in net assets resulting from operations	(758,987)	9,225,113

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,748,966)	(1,968,767)
Total distributions	(1,748,966)	(1,968,767)

CAPITAL SHARE TRANSACTIONS:
Cost of shares redeemed	(6,507,080)	(19,756,525)
Net decrease from share transactions	(6,507,080)	(19,756,525)
Net decrease in net assets	(9,015,033)	(12,500,179)

NET ASSETS:
Beginning of period	68,050,179	80,550,358
End of period *	$59,035,146	$68,050,179

*Including accumulated net investment loss of:	$(1,608,801)	$(862,251)

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,500,000	1,950,000
Shares sold	–	–
Shares redeemed	(150,000)	(450,000)
Shares outstanding, end of year	1,350,000	1,500,000

See Notes to Financial Statements.

9 | May 31, 2018

Cohen & Steers Global Realty Majors ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2018 (Unaudited)		For the Year Ended November 30, 2017	For the Year Ended November 30, 2016	For the Year Ended November 30, 2015	For the Year Ended November 30, 2014	For the Year Ended November 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$45.37		$41.31	$42.25	$44.07	$39.32	$39.59

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.70		0.75	1.24	1.41	0.92	0.94
Net realized and unrealized gain/(loss)	(1.17)		4.45	(0.90)	(1.57)	4.85	1.25
Total from investment operations	(0.47)		5.20	0.34	(0.16)	5.77	2.19

DISTRIBUTIONS:
From net investment income	(1.17)		(1.14)	(1.28)	(1.66)	(1.02)	(2.27)
From tax return of capital	–		–	–	–	–	(0.19)
Total distributions	(1.17)		(1.14)	(1.28)	(1.66)	(1.02)	(2.46)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.64)		4.06	(0.94)	(1.82)	4.75	(0.27)
NET ASSET VALUE, END OF PERIOD	$43.73		$45.37	$41.31	$42.25	$44.07	$39.32
TOTAL RETURN(b)	(1.06)%		12.77%	0.61%	(0.38)%	14.90%	5.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$59,035		$68,050	$80,550	$99,298	$96,953	$108,137

Ratio of expenses to average net assets	0.55	%(c)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.20	%(c)	1.71%	2.86%	3.24%	2.21%	2.31%
Portfolio turnover rate(d)	9%		10%	8%	7%	11%	10%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices.
(c)	Annualized.
(d)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

10 | May 31, 2018

Cohen & Steers Global Realty Majors ETF

Notes to Financial Statements	May 31, 2018 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2018, the Trust consisted of twenty separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the Cohen & Steers Global Realty Majors ETF (the “Fund”). The investment objective of the Fund is to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an index called the Cohen & Steers Global Realty Majors Index (the “Underlying Index”). The investment advisor uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the "NYSE Arca"). The Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

11 | May 31, 2018

Cohen & Steers Global Realty Majors ETF

Notes to Financial Statements	May 31, 2018 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 -	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 -	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 -	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2018:

Investments in Securities at Value*	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Common Stocks	$58,454,165	$–	$–	$58,454,165
Short Term Investments	55,710	–	–	55,710
TOTAL	$58,509,875	$–	$–	$58,509,875

*	For a detailed geographical breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2018, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

C. Foreign Securities

The Fund may directly purchase securities of non-U.S. issuers. Investing in securities of non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less liquidity generally, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

12 | May 31, 2018

Cohen & Steers Global Realty Majors ETF

Notes to Financial Statements	May 31, 2018 (Unaudited)

D. Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

E. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Interest income, if any, is recorded on the accrual basis.

F. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

G. Real Estate Investment Trusts (“REITs”)

As part of its investments in real estate related securities, the Fund will invest in REITs and is subject to certain risks associated with direct investment in REITs. REITs possess certain risks which differ from an investment in common stocks. REITs are financial vehicles that pool investors’ capital to acquire, develop and/or finance real estate and provide services to their tenants. REITs may concentrate their investments in specific geographic areas or in specific property types, e.g., regional malls, shopping centers, office buildings, apartment buildings and industrial warehouses. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

As REITs generally pay a higher rate of dividends than most other operating companies, to the extent application of the Fund’s investment strategy results in the Fund investing in REIT shares, the percentage of the Fund’s dividend income received from REIT shares will likely exceed the percentage of the Fund’s portfolio that is comprised of REIT shares. Distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital.

Dividend income from REITs is recognized on the ex-dividend date. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

The performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. Due to the Fund’s investments in REITs, the Fund may also make distributions in excess of the Fund’s earnings and capital gains. Distributions, if any, in excess of the Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s shares and, after that basis has been reduced to zero, will constitute capital gains to the shareholder.

H. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2018.

The tax character of the distribution paid during the fiscal year ended November 30, 2017 were as follows:

Ordinary Income
November 30, 2017
Cohen & Steers Global Realty Majors ETF	$1,968,767
13 | May 31, 2018

Cohen & Steers Global Realty Majors ETF

Notes to Financial Statements	May 31, 2018 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Modernization Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Modernization Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

At November 30, 2017, the Fund had available for tax purposes unused pre-enactment capital loss carryforwards as follows:

Fund	Expiring in 2018
Cohen & Steers Global Realty Majors ETF	$187,815

At November 30, 2017, the Fund had available for tax purposes unused post-enactment capital loss carryforwards as follows:

Fund	Short-Term	Long-Term
Cohen & Steers Global Realty Majors ETF	$1,135,828	$2,562,321

As of May 31, 2018, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Gross appreciation (excess of value over tax cost)	$8,570,065
Gross depreciation (excess of tax cost over value)	(2,068,020)
Net unrealized appreciation (depreciation)	6,502,045
Cost of investments for income tax purposes	$52,007,830

The differences between book-basis and tax-basis are primarily due to the deferral of losses due to wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2018

I. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

J. Lending of Portfolio Securities

The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

14 | May 31, 2018

Cohen & Steers Global Realty Majors ETF

Notes to Financial Statements	May 31, 2018 (Unaudited)

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statement of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations. As of May 31, 2018, the Fund had no securities on loan.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.55% of the Fund’s average daily net assets. From time to time, the Adviser may waive all or a portion of its fee.

Capitalized terms used but not defined within this paragraph, shall have the respective meanings given to them in the Board Considerations Regarding Approval of Investment Advisory Agreement section of this Semi-Annual Report (“Board Considerations”). As discussed in the Board Considerations, the Adviser is an indirect wholly owned subsidiary of DST and on April 16, 2018, DST was acquired by SS&C resulting in a change of control of the Adviser. As discussed in the Board Considerations, in order for the Adviser to continue to serve as the investment adviser to the applicable Fund, among other approvals, the Board approved an Interim Advisory Agreement between the Adviser and the Trust, on behalf of the Funds. The Interim Advisory Agreement is effective for the earlier of 150 days from the close of the Transaction or the date of shareholder approval of the New Advisory Agreement. Under the terms of the Interim Advisory Agreement, the unitary management fee paid to the Adviser will be held in escrow until shareholder approval of the New Advisory Agreement is obtained and is reported as Cash held in escrow account on the Statement of Assets and Liabilities.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all the Fund's expenses and to compensate the Adviser for providing services for the Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, both the Chairman of the Board and Chairman of the Audit Committee each receives a quarterly retainer of $2,000, in connection with their respective roles.

15 | May 31, 2018

Cohen & Steers Global Realty Majors ETF

Notes to Financial Statements	May 31, 2018 (Unaudited)

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2018, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Purchases	Sales
$5,550,898	$6,770,075

For the six months ended May 31, 2018, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Purchases	Sales
$–	$6,479,660

For the six months ended May 31, 2018, the Cohen and Steers Global Realty Majors ETF had in-kind net realized gains of $1,254,241.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. SUBSEQUENT EVENTS

A Special Meeting of Shareholders of the Fund, a series of the Trust, was held at the offices of ALPS Fund Services, Inc., at 1290 Broadway, Suite 1100, Denver, CO 80203 on May 31, 2018 and adjourned to June 29, 2018. At the meeting, the following matters were voted on by the Shareholders. The results of the Special Meeting of Shareholders are noted below:

Proposal 1: To approve a new investment advisory agreement (the “New Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser.

	Shares Voted In Favor	Shares Voted Against/Withheld or Abstentions	Proposal Approved
Cohen & Steers Global Realty Majors ETF	685,086	42,758	Yes

Proposal 2: To approve a proposal that would authorize the Adviser to enter into and materially amend sub-advisory agreements in the future with wholly-owned sub-advisers and unaffiliated sub-advisers, with the approval of the Board, but without obtaining additional Shareholder approval.

	Shares Voted In Favor	Shares Voted Against/Withheld or Abstentions	Proposal Approved
Cohen & Steers Global Realty Majors ETF	449,771	278,073	No
16 | May 31, 2018

Cohen & Steers Global Realty Majors ETF

Additional Information	May 31, 2018 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-Q. Forms N-Q for the Fund are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s Forms N-Q are available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION

The Fund designated the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2017:

	Qualified Dividend Income	Dividend Received Deduction
Cohen and Steers Global Realty Majors ETF	15.06%	0.00%

In early 2018, if applicable, shareholders of record received this information for the distribution paid to them by the Fund during the calendar year 2017 via Form 1099. The Fund will notify shareholders in early 2019 of amounts paid to them by the Fund, if any, during the calendar year 2018.

LICENSING AGREEMENT

Cohen & Steers is the Index Provider for the Cohen & Steers Global Realty Majors ETF. Cohen & Steers is not affiliated with the Trust, the Adviser or the Distributor. ALPS, an affiliate of the Adviser, and the Trust have entered into a license agreement with Cohen & Steers to use the Index.

THE FUND IS NOT SPONSORED, MANAGED OR ADVISED BY COHEN & STEERS CAPTIAL MANAGEMENT, INC. (“C&S”). C&S MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE SHAREHOLDERS OF THE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUND PARTICULARLY OR THE ABILITY OF THE COHEN & STEERS GLOBAL REALTY MAJORS INDEX TO TRACK PERFORMANCE OF A MARKET OR SECTOR. C&S’S ONLY RELATIONSHIP TO ALPS IS IN RELATION TO THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF C&S AND OF ONE OR MORE C&S INDEXES, INCLUDING THE COHEN & STEERS GLOBAL REALTY MAJORS INDEX WHICH IS DETERMINED, COMPOSED AND CALCULATED BY C&S WITHOUT REGARD TO ALPS OR THE FUND. C&S HAS NO OBLIGATION TO TAKE THE NEEDS OF ALPS, THE FUND OR THE FUND SHAREHOLDERS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE COHEN & STEERS GLOBAL REALTY MAJORS INDEX. C&S IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE TIMING OF THE ISSUANCE OR SALE OF FUND SHARES OR IN THE DETERMINATION OR CALCULATION OF THE VALUATION OF THE FUND’S ASSETS. C&S HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR PORTFOLIO MANAGEMENT OF THE FUND. C&S DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE COHEN & STEERS GLOBAL REALTY MAJORS INDEX OR ANY DATA INCLUDED THEREIN AND C&S SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. C&S MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY ALPS, THE FUND, FUND SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE COHEN & STEERS GLOBAL REALTY MAJORS INDEX OR ANY DATA INCLUDED THEREIN. C&S MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OF USE WITH RESPECT TO THE COHEN & STEERS GLOBAL REALTY MAJORS INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL C&S HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) RESULTING FROM THE USE OF THE COHEN & STEERS GLOBAL REALTY MAJORS INDEX OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Advisor does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Advisor shall have no liability for any errors, omissions or interruptions therein. The Advisor makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Index or any data included therein. The Advisor makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Advisor have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Index even if notified of the possibility of such damages.

17 | May 31, 2018

Cohen & Steers Global Realty Majors ETF

Board Considerations Regarding Approval of Investment Advisory Agreements	May 31, 2018 (Unaudited)

At an in-person meeting held on March 5, 2018, the Board of Trustees of the Trust (the “Board” or the “Trustees”), including the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act, as amended (the “Independent Trustees”), evaluated a proposal to approve each of (i) the continuance of the investment advisory agreement between the Trust and ALPS Advisors, Inc. (the “Adviser” or “AAI”) with respect to the Cohen & Steers Global Realty Majors ETF (“GRI” or “the Fund”) (the “Existing Advisory Agreement”); (ii) a new investment advisory agreement between the Adviser and the Trust on behalf of the Fund (the “New Advisory Agreement”); and (iii) an interim investment advisory agreement between the Adviser and the Trust on behalf of the Fund (the “Interim Advisory Agreement” and together with the Existing Advisory Agreement and New Advisory Agreement, the “Advisory Agreements”). The Independent Trustees also met separately to consider the Advisory Agreements.

Consideration by the Board of the New Advisory Agreement and Interim Advisory Agreement was necessary because DST Systems, Inc. (“DST”), the ultimate parent company to the Adviser, had had entered into an agreement to be acquired by SS&C Technologies Holdings, Inc. (“SS&C”) (the “Transaction”). Because the Adviser would be acquired along with DST, the closing of the Transaction (the “Closing”) may be deemed a change in control with respect to the Adviser. The Closing occurred on April 16, 2018. This change in control with respect to the Adviser may be deemed to trigger an “assignment” of the Existing Advisory Agreement under the Investment Company Act of 1940, as amended (the “1940 Act”). As required by the 1940 Act, the Existing Advisory Agreement provides for its automatic termination in the event of an assignment, and therefore, the Existing Advisory Agreement automatically terminated upon Closing. In order for the Adviser to continue as the Fund’s investment adviser, the Board and the Fund’s shareholders must approve the New Advisory Agreement which would take effect, if approved, upon the date of such shareholder approval. As of the date of this report, the New Advisory Agreement has not received shareholder approval and efforts to secure such shareholder approval are ongoing. The Interim Advisory Agreement approved by the Board permits the Adviser to continue as investment adviser to the Fund from the date of the Closing until the Fund’s shareholders approve the New Advisory Agreement, subject to a maximum term of 150 days.

In evaluating the Advisory Agreements with respect to the Fund, the Independent Trustees considered various factors, including (i) the nature, extent and quality of the services provided (or to be provided) by AAI with respect to the Fund under the Advisory Agreements; (ii) the advisory fees and other expenses paid by the Fund compared to those of similar funds managed by other investment advisers; (iii) the costs of the services provided to the Fund by AAI and the profits realized by AAI and its affiliates from its relationship to the Fund; (iv) the extent to which economies of scale have been or would be realized if and as the assets of the Fund grow and whether fees reflect the economies of scale for the benefit of shareholders; and (v) any additional benefits and other considerations.

With respect to the nature, extent and quality of the services provided (or to be provided) by AAI under the Advisory Agreements, the Independent Trustees considered and reviewed information concerning the services provided (or to be provided) under the Advisory Agreements, the investment parameters of the index of the Fund, financial information regarding AAI and its parent company, information describing AAI’s current organization and the background and experience of the persons responsible for the day-to-day management of the Fund.

The Independent Trustees reviewed information on the performance of the Fund and its benchmark. The Independent Trustees also evaluated the correlation and tracking error between the underlying index and the Fund’s performance. Based on their review, the Independent Trustees found that the nature and extent of services provided (or to be provided) to the Fund under the Advisory Agreements was appropriate and that the quality was satisfactory.

The Independent Trustees noted that the advisory fee for the Fund was a unitary fee pursuant to which AAI assumes all expenses of the Fund (including the cost of transfer agency, custody, fund administration, legal, audit and other services) other than the payments under the Advisory Agreements, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

With respect to the advisory fee rate, the Independent Trustees noted the following:

The net advisory fee rate for the Fund is higher than the median of its Broadridge expense group and the Fund’s expense ratio is at the median of its Broadridge expense group.

Based on the foregoing, and the other information available to them, the Independent Trustees concluded that the advisory fee rate for the Fund was reasonable under the circumstances and in light of the quality of the services provided.

The Independent Trustees considered other benefits available to AAI because of its relationship with the Fund and concluded that the advisory fees were reasonable taking into account any such benefits.

The Independent Trustees also considered with respect to the Fund the information provided by AAI about the costs and profitability of AAI with respect to the Fund. The Independent Trustees reviewed and noted the relatively small size of the Fund in considering economies of scale that may be realized by AAI. The Independent Trustees determined that they would continue to evaluate whether further economies of scale have been achieved on an ongoing basis.

18 | May 31, 2018

Cohen & Steers Global Realty Majors ETF

Board Considerations Regarding Approval of Investment Advisory Agreements	May 31, 2018 (Unaudited)

In voting to renew the Existing Advisory Agreement and approve the New Advisory Agreement and Interim Advisory Agreement, the Independent Trustees concluded that the terms of each Advisory Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Independent Trustees considered relevant in the exercise of their reasonable business judgment. The Independent Trustees did not identify any single factor or group of factors as all important or controlling and considered all factors together.

19 | May 31, 2018

Semi-Annual Report *May 31, 2018*

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

Learn More
866.759.5679 | alpsfunds.com

SEMI-ANNUAL REPORT
May 31, 2018

RiverFront Dynamic Core Income ETF (NYSE ARCA: RFCI)
RiverFront Dynamic Unconstrained Income ETF (NYSE ARCA: RFUN)
RiverFront Dynamic US Dividend Advantage ETF (NYSE ARCA: RFDA)
RiverFront Dynamic US Flex-Cap ETF (NYSE ARCA: RFFC)
RiverFront Strategic Income Fund (NYSE ARCA: RIGS)

An ALPS Advisors Solution

ALPS
A DST Company

Performance Overview
RiverFront Dynamic Core Income ETF	1
RiverFront Dynamic Unconstrained Income ETF	3
RiverFront Dynamic US Dividend Advantage ETF	5
RiverFront Dynamic US Flex-Cap ETF	7
RiverFront Strategic Income Fund	9
Disclosure of Fund Expenses	11
Financial Statements
Schedule of Investments
RiverFront Dynamic Core Income ETF	12
RiverFront Dynamic Unconstrained Income ETF	17
RiverFront Dynamic US Dividend Advantage ETF	21
RiverFront Dynamic US Flex-Cap ETF	23
RiverFront Strategic Income Fund	25
Statements of Assets and Liabilities	28
Statements of Operations	29
Statements of Changes in Net Assets
RiverFront Dynamic Core Income ETF	30
RiverFront Dynamic Unconstrained Income ETF	31
RiverFront Dynamic US Dividend Advantage ETF	32
RiverFront Dynamic US Flex-Cap ETF	33
RiverFront Strategic Income Fund	34
Financial Highlights	35
Notes to Financial Statements	40
Additional Information	49
Board Considerations Regarding Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreements	50

alpsfunds.com

RiverFront Dynamic Core Income ETF

Performance Overview	May 31, 2018 (Unaudited)

Investment Objective

RiverFront Dynamic Core Income ETF (the “Fund”) seeks total return, with an emphasis on income as the source of that total return. The Fund seeks to achieve its investment objective by investing in a global portfolio of fixed income securities of various maturities, ratings and currency denominations.

Performance Overview

The Fund underperformed its benchmark by 0.21% over the six-month period ended 5/31/18, based on its returns at NAV. The primary source of underperformance was the Fund’s significant overweight to investment grade corporate bonds, which have been one of the worst performing sectors of the fixed income market during this attribution period. Specifically, spreads on the ICE BofA Merrill Lynch US Corporate Bond Index widened 19 basis points over this time. The negative impact of our corporate overweight was partially offset by the Fund’s shorter duration. As of 5/31/18, the Fund’s option-adjusted duration was 5.30 years compared to 5.98 years for its benchmark. Additionally, the average credit quality of the Fund was approximately A-, compared to AA for its benchmark.

Performance (as of May 31, 2018)

	6 Months	1 Year	Since Inception^
RiverFront Dynamic Core Income ETF – NAV	-1.25%	-0.51%	0.03%
RiverFront Dynamic Core Income ETF – Market Price*	-1.33%	-0.67%	0.05%
Bloomberg Barclays U.S. Aggregate Bond Total Return Index	-1.04%	-0.37%	0.06%

Total Expense Ratio (per the current prospectus) 0.52%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced operations on June 14, 2016.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS (agency and non-agency). The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The RiverFront Dynamic Core Income ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the RiverFront Dynamic Core Income ETF.

1 | May 31, 2018

RiverFront Dynamic Core Income ETF

Performance Overview	May 31, 2018 (Unaudited)

Top 10 Holdings*^ (as of May 31, 2018)

United States Treasury Strip Principal 0.00%, 02/15/38	2.63%
United States Treasury Bond2.75%, 02/15/2028	1.83%
United States Treasury Bond2.75%, 11/15/2047	1.67%
IBM Credit LLC	1.29%
Bank of America Corp.	1.27%
United States Treasury Strip Principal
0.00%, 11/15/46	1.19%
United States Treasury Inflation Indexed Bonds
2.13%, 02/15/2040	1.00%
Flex, Ltd.	0.96%
KeyCorp	0.94%
Goldman Sachs Group, Inc.	0.92%
Total %of Top 10 Holdings	13.70%

*	% of Total Investments.
^	Excludes Money Market Fund

Future holdings are subject to change.

Asset Allocation* (as of May 31, 2018)

Growth of $10,000 (as of May 31, 2018)

Comparison of Change in Value of $10,000 Investment in the Fund and the Fund’s benchmark

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 | May 31, 2018

RiverFront Dynamic Unconstrained Income ETF

Performance Overview	May 31, 2018 (Unaudited)

Investment Objective

RiverFront Dynamic Unconstrained Income ETF (the “Fund”) seeks total return, with an emphasis on income as the source of that total return. The Fund seeks to achieve its investment objective by investing in a global portfolio of fixed income securities of various maturities, ratings and currency denominations.

Performance Overview

The Fund underperformed its benchmark by 1.78% over the six months ending 5/31/18, based on its return at NAV. The primary reason for the Fund’s underperformance versus its benchmark was its higher average credit quality. The average credit quality of the fund on 5/31/18 was approximately BB- rated, compared to B+ for its benchmark. This was due to a significant underweight to the lowest rated (CCC) bonds. Over the preceding six months, BB rated bonds fell (1.7%), B rated bonds returned 0.9%, and CCC rated bonds returned 3.6%.

Performance (as of May 31, 2018)

	6 Months	1 Year	Since Inception^
RiverFront Dynamic Unconstrained Income ETF – NAV	-1.76%	0.12%	5.04%
RiverFront Dynamic Unconstrained Income ETF – Market Price*	-1.75%	0.20%	5.15%
BofA Merrill Lynch U.S. High Yield Master II Total Return Index	0.02%	2.29%	7.68%

Total Expense Ratio (per the current prospectus) 0.52%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced operations on June 14, 2016.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

BofA Merrill Lynch U.S. High Yield Master II Index tracks the performance of below-investment grade U.S. dollar-denominated corporate bonds issued in the U.S. Domestic market. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The RiverFront Dynamic Unconstrained Income ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the RiverFront Dynamic Unconstrained Income ETF.

3 | May 31, 2018

RiverFront Dynamic Unconstrained Income ETF

Performance Overview	May 31, 2018 (Unaudited)

Top 10 Holdings*^(as of May 31, 2018)

Bombardier, Inc.	1.24%
Kindred Healthcare, Inc.	1.14%
ServiceMaster Co. LLC	1.13%
CNH Industrial NV	1.13%
Teva Pharmaceutical Finance Netherlands III BV	1.12%
Avantor, Inc.	1.10%
Transocean, Inc.	1.06%
Berry Global, Inc.	1.04%
Vistra Energy Corp.	1.03%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.	1.03%
Total % of Top 10 Holdings	11.02%

*	% of Total Investments.

^	Excludes Money Market Fund

Future holdings are subject to change.

Asset Allocation* (as of May 31, 2018)

Growth of $10,000 (as of May 31, 2018)

Comparison of Change in Value of $10,000 Investment in the Fund and the Fund’s benchmark

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4 | May 31, 2018

RiverFront Dynamic US Dividend Advantage ETF

Performance Overview	May 31, 2018 (Unaudited)

Investment Objective

RiverFront Dynamic US Dividend Advantage ETF (the “Fund”) seeks to provide capital appreciation and dividend income. The Fund seeks to achieve its investment objective by investing at least 65% of its net assets in a portfolio of equity securities of publicly traded U.S. companies with the potential for dividend growth. Equity securities include common stocks and common or preferred shares of real estate investment trusts (“REITs”).

Performance Overview

The Fund outperformed its S&P 500 benchmark over the six-month period ended May 31, 2018, due largely to stock selection decisions, within a market which largely ignored short-term geo-political concerns and focused on earnings, cash flow and nominal growth.

Underweights in lagging staples helped offset the dampening impacts of exposure to under-performing dividend-oriented SMID financials. Overall, selection decisions detracted in small and mid-cap discretionary and industrials but were particularly additive in the large-cap industrials and technology spaces.

Performance (as of May 31, 2018)

	6 Months	1 Year	Since Inception^
RiverFront Dynamic US Dividend Advantage ETF – NAV	3.29%	16.15%	15.34%
RiverFront Dynamic US Dividend Advantage ETF – Market Price*	3.42%	16.26%	15.39%
S&P 500® Total Return Index	3.16%	14.38%	15.69%

Total Expense Ratio (per the current prospectus) 0.52%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced operations on June 7, 2016.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

S&P 500® Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The RiverFront Dynamic US Dividend Advantage ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the RiverFront Dynamic US Dividend Advantage ETF.

5 | May 31, 2018

RiverFront Dynamic US Dividend Advantage ETF

Performance Overview	May 31, 2018 (Unaudited)

Top 10 Holdings* (as of May 31, 2018)

Apple, Inc.	3.07%
Amazon.com, Inc.	2.82%
Pfizer, Inc.	2.42%
JPMorgan Chase & Co.	2.20%
Netflix, Inc.	2.06%
Facebook, Inc.	1.92%
T Rowe Price Group, Inc.	1.90%
Texas Instruments, Inc.	1.59%
Bank of America Corp.	1.51%
Macy's, Inc.	1.37%
Total % of Top 10 Holdings	20.86%

*	% of Total Investments.

Future holdings are subject to change.

Asset Allocation* (as of May 31, 2018)

Growth of $10,000 (as of May 31, 2018)

Comparison of Change in Value of $10,000 Investment in the Fund and the Fund’s benchmark

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6 | May 31, 2018

RiverFront Dynamic US Flex-Cap ETF

Performance Overview	May 31, 2018 (Unaudited)

Investment Objective

RiverFront Dynamic US Flex-Cap ETF (the “Fund”) seeks to provide capital appreciation. The Fund seeks to achieve its investment objective by investing at least 65% of its net assets in a portfolio of equity securities of publicly traded U.S. companies. Equity securities include common stocks and common or preferred shares of real estate investment trusts (“REITs”).

Performance Overview

The Fund outperformed its S&P 1500 benchmark over the six-month period ended May 31, 2018, due largely to stock selection decisions, within a market which largely ignored short-term geo-political concerns and focused on earnings, cash flow and nominal growth.

Underweights in lagging large-cap staples and an overweight to small and mid-cap energy helped offset the dampening impacts of exposure to under-performing small and mid-cap industrials. Selection decisions detracted in small and mid-cap discretionary and healthcare but were particularly additive in the large-cap technology and industrials, as well as small and mid-cap financials.

Performance (as of May 31, 2018)

	6 Months	1 Year	Since Inception^
RiverFront Dynamic US Flex-Cap ETF – NAV	4.11%	16.87%	17.01%
RiverFront Dynamic US Flex-Cap ETF – Market Price*	4.20%	16.97%	17.08%
S&P Composite 1500® Total Return Index	3.30%	14.66%	15.81%

Total Expense Ratio (per the current prospectus) 0.52%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced operations on June 7, 2016.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

S&P Composite 1500® Index is the Standard & Poor’s broad-based unmanaged capitalization-weighted index comprising 1,500 stocks of Largecap, Mid-cap, and Small-cap U.S. companies. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The RiverFront Dynamic US Flex-Cap ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the RiverFront Dynamic US Flex-Cap ETF.

7 | May 31, 2018

RiverFront Dynamic US Flex-Cap ETF

Performance Overview	May 31, 2018 (Unaudited)

Top 10 Holdings* (as of May 31, 2018)

Apple, Inc.	4.05%
Microsoft Corp.	3.33%
Amazon.com, Inc.	2.84%
Facebook, Inc.	2.34%
JPMorgan Chase & Co.	1.79%
Alphabet, Inc.	1.78%
Johnson & Johnson	1.43%
Transocean, Ltd.	1.34%
Bank of America Corp.	1.29%
Home Depot, Inc.	1.29%
Total % of Top 10 Holdings	21.48%

*	% of Total Investments.

Future holdings are subject to change.

Asset Allocation* (as of May 31, 2018)

Growth of $10,000 (as of May 31, 2018)

Comparison of Change in Value of $10,000 Investment in the Fund and the Fund’s benchmark

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

8 | May 31, 2018

RiverFront Strategic Income Fund

Performance Overview	May 31, 2018 (Unaudited)

Investment Objective

The RiverFront Strategic Income Fund (the “Fund”) seeks total return, with an emphasis on income as the source of that total return. The Fund seeks to achieve its investment objective by investing in a global portfolio of fixed income securities of various maturities, ratings and currency denominations. The Fund intends to utilize various investment strategies in a broad array of fixed income sectors.

Performance Overview

RIGS outperformed its benchmark by 0.44% over the six-month period ending 5/31/18, based on its return at NAV. The primary sources of the Fund’s outperformance were its shorter duration and its higher yield. Over the preceding six months, the Fund continued to be invested primarily in shorter-maturity, higher quality, below investment grade rated bonds. The average credit quality of the Fund was approximately BB-rated, compared to AA-rated for its benchmark. This allowed the Fund to out-yield its benchmark by an average of over 1.3% while maintaining a duration over 2.5 years shorter than the benchmark. The Fund benefitted from its shorter duration as Treasury yields rose significantly over the period. As of 5/31/18, the duration of the Fund was about 2.9 years compared to about 5.9 years for its benchmark.

Performance (as of May 31, 2018)

	6 Months	1 Year	3 Year	Since Inception^
RiverFront Strategic Income Fund – NAV	-0.60%	1.12%	3.42%	4.03%
RiverFront Strategic Income Fund – Market Price*	-0.92%	0.72%	3.32%	3.99%
Bloomberg Barclays U.S. Aggregate Bond Total Return Index	-1.04%	-0.37%	1.39%	2.35%

Total Expense Ratio (per the current prospectus) 0.47%. The Fund's management fee consists of a fee of 0.16% paid to the Fund's investment adviser and a fee of 0.30% paid to the Fund's sub-adviser. The Fund's sub-adviser has agreed to waive all of its 0.30% annual sub-advisory fee on a voluntary basis.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on October 8, 2013.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times

Duration is a measure of the sensitivity of the price (the value of principal) of a fixed-income investment to a change in interest rates. Duration is expressed as a number of years. The duration number is a calculation involving present value, yield, coupon, final maturity and call features. The bigger the duration number, the greater the interest-rate risk or reward for bond prices. Rising interest rates mean falling bond prices, while declining interest rates mean rising bond prices.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixedrate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS (agency and non-agency). The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The RiverFront Strategic Income Fund is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the RiverFront Strategic Income Fund.

9 | May 31, 2018

RiverFront Strategic Income Fund

Performance Overview	May 31, 2018 (Unaudited)

Top 10 Holdings*^ (as of May 31, 2018)

Cheniere Corpus Christi Holdings LLC	1.71%
Newfield Exploration Co.	1.64%
Lamar Media Corp.	1.61%
CenturyLink, Inc.	1.59%
Vale Overseas, Ltd.	1.56%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.53%
USG Corp.	1.52%
Concho Resources, Inc.	1.52%
DCP Midstream Operating LP	1.50%
Celanese US Holdings LLC	1.49%
Total % of Top 10 Holdings	15.67%

*	% of Total Investments.

^	Excludes Money Market Fund

Future holdings are subject to change.

Asset Allocation* (as of May 31, 2018)

Growth of $10,000 (as of May 31, 2018)

Comparison of Change in Value of $10,000 Investment in the Fund and the Fund’s benchmark

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

10 | May 31, 2018

RiverFront ETFs

Disclosure of Fund Expenses	May 31, 2018 (Unaudited)

Shareholder Expense Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2018.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expense Ratio(a)	Expenses Paid During Period 12/1/17 - 5/31/18(b)
RiverFront Dynamic Core Income ETF
Actual	$1,000.00	$987.50	0.51%	$2.53
Hypothetical (5% return before expenses)	$1,000.00	$1,022.39	0.51%	$2.57
RiverFront Dynamic Unconstrained Income ETF
Actual	$1,000.00	$982.40	0.51%	$2.52
Hypothetical (5% return before expenses)	$1,000.00	$1,022.39	0.51%	$2.57
RiverFront Dynamic US Dividend Advantage ETF
Actual	$1,000.00	$1,032.90	0.52%	$2.64
Hypothetical (5% return before expenses)	$1,000.00	$1,022.34	0.52%	$2.62
RiverFront Dynamic US Flex-Cap ETF
Actual	$1,000.00	$1,041.10	0.52%	$2.65
Hypothetical (5% return before expenses)	$1,000.00	$1,022.34	0.52%	$2.62
RiverFront Strategic Income Fund
Actual	$1,000.00	$994.00	0.16%	$0.80
Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	0.16%	$0.81

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

11 | May 31, 2018

RiverFront Dynamic Core Income ETF

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (87.14%)
Communications (4.93%)
Alphabet, Inc.
2.00%, 08/15/2026	$250,000	$225,837
AT&T, Inc.
4.10%, 02/15/2028(a)	800,000	782,017
CBS Corp.
2.50%, 02/15/2023	197,000	186,420
3.50%, 01/15/2025	232,000	222,975
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020	600,000	601,708
Comcast Corp.
5.15%, 03/01/2020	700,000	725,998
Discovery Communications LLC
3.95%, 03/20/2028	500,000	473,978
Lamar Media Corp.
5.00%, 05/01/2023	360,000	366,300
Time Warner, Inc.
4.75%, 03/29/2021	150,000	155,990
2.95%, 07/15/2026	534,000	486,236
Verizon Communications, Inc.
3M US L + 0.55%, 05/22/2020(b)	890,000	895,164
Virgin Media Secured Finance PLC
5.25%, 01/15/2021	250,000	257,680
Total Communications		5,380,303

Consumer Discretionary (7.98%)
ADT Corp.
3.50%, 07/15/2022	50,000	46,250
Alibaba Group Holding, Ltd.
3.60%, 11/28/2024	625,000	618,785
Amazon.com, Inc.
3.15%, 08/22/2027(a)	700,000	677,583
3.88%, 08/22/2037	250,000	251,160
Aramark Services, Inc.
5.13%, 01/15/2024	320,000	325,760
Delta Air Lines, Inc.
3.40%, 04/19/2021	500,000	501,258
eBay, Inc.
2.88%, 08/01/2021	375,000	371,690
3.45%, 08/01/2024	225,000	221,103
Ford Motor Credit Co. LLC
2.24%, 06/15/2018	175,000	174,989
3M US L + 1.00%, 01/09/2020 (b)	400,000	403,243
4.14%, 02/15/2023	300,000	302,578
4.13%, 08/04/2025	200,000	196,937
General Motors Financial Co., Inc.
3.20%, 07/13/2020	175,000	174,714
3.70%, 05/09/2023	575,000	569,062
GLP Capital LP / GLP Financing II, Inc.
4.88%, 11/01/2020	238,000	242,165
Security Description	Principal Amount	Value
Consumer Discretionary (continued)
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.63%, 04/01/2025	$600,000	$580,500
Lowe's Cos., Inc.
2.50%, 04/15/2026	400,000	368,986
3.10%, 05/03/2027	351,000	336,197
Marriott International, Inc.
4.00%, 04/15/2028	300,000	295,214
McDonald's Corp.
3.70%, 01/30/2026	695,000	697,316
3.50%, 03/01/2027	112,000	110,307
Newell Brands, Inc.
4.20%, 04/01/2026	500,000	492,086
Starbucks Corp.
3.85%, 10/01/2023	300,000	310,138
Toyota Motor Credit Corp.
3M US L + 0.39%, 01/11/2023(b)	440,000	441,109
Total Consumer Discretionary		8,709,130

Consumer Staples (3.53%)
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/2021	950,000	941,739
Coca-Cola Co.
1.88%, 10/27/2020	200,000	196,087
Constellation Brands, Inc.
4.25%, 05/01/2023	525,000	539,349
4.75%, 12/01/2025	100,000	104,501
General Mills, Inc.
3.65%, 02/15/2024	180,000	178,527
Kellogg Co.
3.25%, 05/14/2021	500,000	501,639
Kraft Heinz Foods Co.
5.38%, 02/10/2020	390,000	406,033
PepsiCo, Inc.
3.10%, 07/17/2022	700,000	702,203
Procter & Gamble Co.
2.45%, 11/03/2026	300,000	279,511
Total Consumer Staples		3,849,589

Energy (7.97%)
Andeavor
3.80%, 04/01/2028	250,000	241,161
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
5.25%, 01/15/2025	310,000	318,913
BP Capital Markets PLC
3.72%, 11/28/2028	300,000	302,025
Chevron Corp.
2.90%, 03/03/2024	175,000	171,597
3.33%, 11/17/2025	500,000	496,648
Concho Resources, Inc.
3.75%, 10/01/2027	550,000	533,907

See Notes to Financial Statements.

12 | May 31, 2018

RiverFront Dynamic Core Income ETF

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Energy (continued)
ConocoPhillips Co.
4.95%, 03/15/2026	$450,000	$486,480
Continental Resources, Inc.
4.50%, 04/15/2023	300,000	306,399
3.80%, 06/01/2024	300,000	293,740
4.38%, 01/15/2028	350,000	350,128
Enterprise Products Operating LLC
3.35%, 03/15/2023	850,000	842,943
Exxon Mobil Corp.
2.22%, 03/01/2021	225,000	221,903
3.04%, 03/01/2026	325,000	316,749
Kinder Morgan Energy Partners LP
4.25%, 09/01/2024	132,000	132,772
Kinder Morgan, Inc. / DE
3.05%, 12/01/2019	770,000	770,824
ONEOK Partners LP
3.38%, 10/01/2022	790,000	783,247
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021	110,000	115,399
5.63%, 04/15/2023	700,000	748,598
Shell International Finance BV
2.88%, 05/10/2026	700,000	668,077
Targa Resources Partners LP / Targa Resources Partners Finance Corp
5.00%, 01/15/2028(a)	175,000	164,885
Williams Partners LP
3.90%, 01/15/2025	450,000	440,446
Total Energy		8,706,841

Financials (28.93%)
Aflac, Inc.
3.63%, 11/15/2024	700,000	700,345
American Express Credit Corp.
3M US L + 0.55%, 03/18/2019(b)	150,000	150,535
1.88%, 05/03/2019	100,000	99,282
2.25%, 05/05/2021	300,000	292,983
American International Group, Inc.
4.13%, 02/15/2024	150,000	151,577
3.90%, 04/01/2026	250,000	244,612
Bank of America Corp.
3M US L + 0.77%, 02/05/2026(b)	1,400,000	1,375,699
Bank of Montreal
2.35%, 09/11/2022	600,000	575,901
Bank of New York Mellon Corp.
2.45%, 11/27/2020	600,000	592,735
Berkshire Hathaway, Inc.
3.13%, 03/15/2026	300,000	291,629
Boston Properties LP
3.85%, 02/01/2023	900,000	909,747
Branch Banking & Trust Co.
2.10%, 01/15/2020	415,000	409,458
2.25%, 06/01/2020	450,000	443,546
Security Description	Principal Amount	Value
Financials (continued)
Capital One Financial Corp.
3.50%, 06/15/2023	$750,000	$737,538
Capital One NA
2.25%, 09/13/2021	350,000	337,729
Charles Schwab Corp.
2.65%, 01/25/2023	500,000	487,167
Chubb INA Holdings, Inc.
3.35%, 05/03/2026	585,000	572,391
Citigroup, Inc.
2.65%, 10/26/2020	350,000	345,550
2.70%, 03/30/2021	275,000	270,655
3M US L + 1.43%, 09/01/2023(b)	650,000	663,709
Citizens Bank NA
2.25%, 03/02/2020	73,000	71,968
Cooperatieve Rabobank UA
4.63%, 12/01/2023	450,000	456,807
Credit Suisse Group Funding Guernsey, Ltd.
3.13%, 12/10/2020	175,000	174,199
3.45%, 04/16/2021	175,000	175,494
4.55%, 04/17/2026	300,000	302,006
Deutsche Bank AG / London
2.50%, 02/13/2019	125,000	124,293
Deutsche Bank AG / New York, NY
4.25%, 10/14/2021	450,000	446,626
3.95%, 02/27/2023	225,000	218,933
Discover Bank
7.00%, 04/15/2020	175,000	185,526
3.20%, 08/09/2021	175,000	173,151
Discover Financial Services
4.10%, 02/09/2027	99,000	96,164
Fidelity National Information Services, Inc.
2.25%, 08/15/2021	83,000	80,199
3.50%, 04/15/2023	152,000	150,658
Goldman Sachs Group, Inc.
3M US L + 0.75%, 02/23/2023(b)	1,000,000	996,859
3M US L + 1.60%, 11/29/2023(b)	350,000	363,475
Host Hotels & Resorts LP
4.00%, 06/15/2025	720,000	705,486
HSBC Holdings PLC
3.90%, 05/25/2026	580,000	571,197
HSBC USA, Inc.
2.35%, 03/05/2020	110,000	108,842
Huntington Bancshares, Inc.
3.15%, 03/14/2021	640,000	639,150
Huntington National Bank
3.25%, 05/14/2021	500,000	500,143
Intercontinental Exchange, Inc.
3.75%, 12/01/2025	500,000	502,205
3.10%, 09/15/2027	90,000	85,597

See Notes to Financial Statements.

13 | May 31, 2018

RiverFront Dynamic Core Income ETF

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Financials (continued)
International Lease Finance Corp.
8.25%, 12/15/2020	$740,000	$824,627
5.88%, 08/15/2022	260,000	279,171
JPMorgan Chase & Co.
3.38%, 05/01/2023	550,000	540,461
3M US L + 1.23%, 10/24/2023(b)	600,000	612,623
KeyCorp
5.10%, 03/24/2021	970,000	1,018,190
Lloyds Banking Group PLC
4.50%, 11/04/2024	340,000	338,296
3M US L + 1.205%, 11/07/2028(b)	100,000	92,739
Manufacturers & Traders Trust Co.
3M US L + 0.27%, 01/25/2021(b)	970,000	970,546
MetLife, Inc.
3.60%, 04/10/2024	500,000	500,907
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/2026	300,000	300,032
Mizuho Financial Group, Inc.
2.95%, 02/28/2022	400,000	391,974
3.17%, 09/11/2027	100,000	94,373
Morgan Stanley
5.63%, 09/23/2019	600,000	621,462
3M US L + 1.40%, 10/24/2023(b)	600,000	614,304
National Australia Bank, Ltd. / New York
2.50%, 07/12/2026	300,000	271,938
PNC Financial Services Group, Inc.
3.15%, 05/19/2027	600,000	573,274
Prudential Financial, Inc.
7.38%, 06/15/2019	200,000	209,247
4.50%, 11/16/2021	130,000	135,412
Royal Bank of Canada
2.15%, 10/26/2020	500,000	489,531
Royal Bank of Scotland Group PLC
3M US L + 1.47%, 05/15/2023(b)	625,000	630,670
3M US L + 1.48%, 05/15/2023(b)	530,000	517,541
Simon Property Group LP
4.13%, 12/01/2021	660,000	677,899
3.38%, 10/01/2024	130,000	127,418
Starwood Property Trust, Inc.
5.00%, 12/15/2021	85,000	86,488
SunTrust Bank / Atlanta, GA
3.30%, 05/15/2026	300,000	286,544
UBS Group Funding Switzerland AG
3.49%, 05/23/2023(a)	490,000	483,431
4.13%, 04/15/2026(a)	100,000	99,440
US Bancorp
2.63%, 01/24/2022	300,000	295,717
3.00%, 03/15/2022	600,000	596,792
Visa, Inc.
3.15%, 12/14/2025	440,000	430,673
2.75%, 09/15/2027	180,000	169,641
Security Description	Principal Amount	Value
Financials (continued)
Wells Fargo & Co.
2.13%, 04/22/2019	$440,000	$437,618
2.55%, 12/07/2020	200,000	197,313
3M US L + 0.93%, 02/11/2022(b)	300,000	303,255
Westpac Banking Corp.
3.65%, 05/15/2023	500,000	501,568
2.70%, 08/19/2026	100,000	92,407
Total Financials		31,595,288

Health Care (9.08%)
AbbVie, Inc.
2.90%, 11/06/2022	1,000,000	977,938
Aetna, Inc.
3.50%, 11/15/2024	720,000	707,364
Allergan Funding SCS
3.00%, 03/12/2020	879,000	875,131
3.85%, 06/15/2024	300,000	295,060
Becton Dickinson & Co.
2.13%, 06/06/2019	296,000	293,597
Bristol-Myers Squibb Co.
1.75%, 03/01/2019	200,000	198,737
CVS Health Corp.
2.25%, 08/12/2019	550,000	546,401
3M US L + 0.63%, 03/09/2020 (b)	450,000	452,146
Express Scripts Holding Co.
2.25%, 06/15/2019	80,000	79,543
4.75%, 11/15/2021	300,000	311,462
3.00%, 07/15/2023	800,000	761,418
Fresenius Medical Care US Finance II, Inc.
4.13%, 10/15/2020(a)	650,000	658,723
Gilead Sciences, Inc.
4.40%, 12/01/2021	370,000	384,512
2.50%, 09/01/2023	100,000	96,086
HCA, Inc.
6.50%, 02/15/2020	465,000	487,088
Johnson & Johnson
2.45%, 03/01/2026	310,000	291,202
Medtronic, Inc.
3.50%, 03/15/2025	350,000	349,649
Merck & Co., Inc.
2.80%, 05/18/2023	420,000	413,746
Pfizer, Inc.
3.00%, 12/15/2026	800,000	773,161
Thermo Fisher Scientific, Inc.
3.65%, 12/15/2025	165,000	163,404
UnitedHealth Group, Inc.
2.88%, 03/15/2023	400,000	393,117
3.75%, 07/15/2025	400,000	402,598
Total Health Care		9,912,083

See Notes to Financial Statements.

14 | May 31, 2018

RiverFront Dynamic Core Income ETF

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Industrials (8.88%)
Boeing Co.
6.00%, 03/15/2019	$150,000	$153,848
Burlington Northern Santa Fe LLC
3.05%, 09/01/2022	640,000	635,476
Caterpillar Financial Services Corp.
2.75%, 08/20/2021	175,000	173,063
2.40%, 06/06/2022	450,000	437,965
CNH Industrial Capital LLC
4.88%, 04/01/2021	500,000	516,250
CNH Industrial NV
4.50%, 08/15/2023	370,000	377,752
CSX Corp.
3.40%, 08/01/2024	200,000	197,694
2.60%, 11/01/2026	100,000	91,197
FedEx Corp.
3.40%, 02/15/2028	450,000	433,375
General Dynamics Corp.
3.50%, 05/15/2025	500,000	499,826
2.63%, 11/15/2027	500,000	462,869
General Electric Co.
2.70%, 10/09/2022	450,000	437,660
3M US L + 0.38%, 05/05/2026(b)	590,000	573,716
Honeywell International, Inc.
2.50%, 11/01/2026	500,000	462,192
John Deere Capital Corp.
3M US L + 0.16%, 01/08/2021(b)	350,000	349,543
2.65%, 06/24/2024	554,000	531,608
Lockheed Martin Corp.
3.55%, 01/15/2026	950,000	942,607
Northrop Grumman Corp.
3.50%, 03/15/2021	35,000	35,515
3.25%, 01/15/2028	440,000	417,206
United Parcel Service, Inc.
2.50%, 04/01/2023	620,000	600,904
United Rentals North America, Inc.
4.63%, 07/15/2023	500,000	505,625
United Technologies Corp.
4.50%, 04/15/2020	71,000	73,166
2.80%, 05/04/2024	700,000	664,590
XPO Logistics, Inc.
6.13%, 09/01/2023(a)	125,000	128,244
Total Industrials		9,701,891

Materials (5.30%)
Ashland LLC
4.75%, 08/15/2022	300,000	301,875
Celanese US Holdings LLC
4.63%, 11/15/2022	226,000	233,607
Dow Chemical Co.
4.25%, 11/15/2020	525,000	539,939
3.00%, 11/15/2022	450,000	443,335
Glencore Funding LLC
3.00%, 10/27/2022(a)	710,000	683,557
Security Description	Principal Amount	Value
Materials (continued)
International Paper Co.
3.00%, 02/15/2027	$630,000	$574,665
LyondellBasell Industries NV
5.75%, 04/15/2024	500,000	545,748
Monsanto Co.
2.13%, 07/15/2019	205,000	203,519
3.38%, 07/15/2024	39,000	37,892
Nutrien, Ltd.
3.50%, 06/01/2023	500,000	491,912
4.00%, 12/15/2026	150,000	147,199
Sherwin-Williams Co.
3.45%, 08/01/2025	500,000	485,997
3.45%, 06/01/2027	250,000	237,812
Steel Dynamics, Inc.
5.50%, 10/01/2024	250,000	255,625
USG Corp.
4.88%, 06/01/2027(a)	500,000	499,525
Vale Overseas, Ltd.
6.25%, 08/10/2026	100,000	108,620
Total Materials		5,790,827

Technology (7.28%)
Apple, Inc.
2.40%, 05/03/2023	730,000	706,829
3.20%, 05/11/2027	500,000	487,146
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.00%, 01/15/2022	400,000	390,774
3.63%, 01/15/2024	500,000	487,255
Cisco Systems, Inc.
4.95%, 02/15/2019	450,000	457,558
Corning, Inc.
2.90%, 05/15/2022	154,000	151,790
Dell International LLC / EMC Corp.
4.42%, 06/15/2021(a)	500,000	509,695
Flex, Ltd.
5.00%, 02/15/2023	1,000,000	1,035,667
IBM Credit LLC
3M US L + 0.16%, 02/05/2021(b)	1,400,000	1,403,666
Microsoft Corp.
4.10%, 02/06/2037	350,000	368,706
Moody's Corp.
4.50%, 09/01/2022	72,000	74,960
Oracle Corp.
3.40%, 07/08/2024	490,000	490,008
QUALCOMM, Inc.
2.60%, 01/30/2023	600,000	574,492
S&P Global, Inc.
4.00%, 06/15/2025	700,000	711,102
Xerox Corp.
3.63%, 03/15/2023	100,000	96,705
Total Technology		7,946,353

See Notes to Financial Statements.

15 | May 31, 2018

RiverFront Dynamic Core Income ETF

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Utilities (3.26%)
CMS Energy Corp.
3.60%, 11/15/2025	$100,000	$98,606
Consumers Energy Co.
3.13%, 08/31/2024	100,000	97,641
Dominion Energy, Inc.
5.20%, 08/15/2019	450,000	461,233
3.63%, 12/01/2024	600,000	593,604
Duke Energy Corp.
1.80%, 09/01/2021	908,000	867,735
Exelon Corp.
3.50%, 06/01/2022	250,000	248,126
3.40%, 04/15/2026	175,000	167,984
Exelon Generation Co. LLC
4.25%, 06/15/2022	154,000	158,226
Southern Co.
2.95%, 07/01/2023	890,000	865,957
Total Utilities		3,559,112

TOTAL CORPORATE BONDS
(Cost $96,085,933)		95,151,417

GOVERNMENT BONDS (8.68%)
United States Treasury Bond
2.75%, 02/15/2028	2,000,000	1,986,210
3.88%, 08/15/2040	402,300	463,659
2.75%, 11/15/2047	1,900,000	1,812,311
United States Treasury Inflation Indexed Bonds
2.13%, 02/15/2040	865,883	1,086,188
United States Treasury Strip Principal
0.00%, 02/15/2038(c)	5,000,000	2,846,183
0.00%, 11/15/2046(c)	3,000,000	1,285,912

TOTAL GOVERNMENT BONDS
(Cost $9,332,612)		9,480,463

Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.45%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $3,771,915)	1.669%	3,771,915	3,771,915

TOTAL SHORT TERM INVESTMENTS
(Cost $3,771,915)			3,771,915

TOTAL INVESTMENTS (99.27%)
(Cost $109,190,460)			$108,403,795

NET OTHER ASSETS AND LIABILITIES (0.73%)			797,528
NET ASSETS (100.00%)			$109,201,323

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

LIBOR Rate:

3M US L - 3 Month LIBOR as of May 31, 2018 was 2.32%

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $4,687,100, representing 4.29% of net assets.
(b)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of May 31, 2018 is based on the reference rate plus the displayed spread as of the security's last reset date.
(c)	Zero coupon bond.

See Notes to Financial Statements.

16 | May 31, 2018

RiverFront Dynamic Unconstrained Income ETF

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (94.21%)
Communications (14.11%)
Cablevision Systems Corp.
5.88%, 09/15/2022	$350,000	$350,000
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2027(a)	250,000	234,688
CenturyLink, Inc.
6.45%, 06/15/2021	200,000	205,759
7.50%, 04/01/2024	160,000	164,904
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	350,000	359,188
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	300,000	291,750
Lamar Media Corp.
5.75%, 02/01/2026	350,000	355,688
Level 3 Financing, Inc.
5.38%, 01/15/2024	360,000	351,900
Netflix, Inc.
5.50%, 02/15/2022	250,000	258,950
4.38%, 11/15/2026	100,000	94,501
Outfront Media Capital LLC /
Outfront Media Capital Corp.
5.25%, 02/15/2022	350,000	354,813
Sinclair Television Group, Inc.
5.13%, 02/15/2027(a)	250,000	233,750
Sirius XM Radio, Inc.
4.63%, 05/15/2023(a)	200,000	197,250
Sprint Communications, Inc.
6.00%, 11/15/2022	210,000	209,475
Sprint Corp.
7.13%, 06/15/2024	150,000	151,500
T-Mobile USA, Inc.
6.50%, 01/15/2024	350,000	366,624
Unitymedia GmbH
6.13%, 01/15/2025(a)	350,000	362,774
Univision Communications, Inc.
5.13%, 05/15/2023(a)	250,000	237,500
VeriSign, Inc.
4.75%, 07/15/2027	350,000	339,938
Viacom, Inc.
3M US L + 3.895%, 02/28/2057(b)	10,000	9,808
Zayo Group LLC / Zayo Capital, Inc.
6.38%, 05/15/2025	25,000	25,438
5.75%, 01/15/2027(a)	350,000	339,499
Ziggo BV
5.50%, 01/15/2027(a)	350,000	335,020
Total Communications		5,830,717

Consumer Discretionary (12.07%)
American Axle & Manufacturing, Inc.
6.25%, 04/01/2025	350,000	346,938
Security Description	Principal Amount	Value
Consumer Discretionary (continued)
Aramark Services, Inc.
5.13%, 01/15/2024	$350,000	$356,299
Avis Budget Car Rental LLC / Avis
Budget Finance, Inc.
5.50%, 04/01/2023	257,000	248,326
Dana Financing Luxembourg Sarl
5.75%, 04/15/2025(a)	100,000	99,375
Dana, Inc.
5.50%, 12/15/2024	150,000	151,688
Goodyear Tire & Rubber Co.
5.00%, 05/31/2026	350,000	332,938
Hanesbrands, Inc.
4.63%, 05/15/2024(a)	250,000	245,313
Hilton Worldwide Finance LLC /
Hilton Worldwide Finance Corp.
4.63%, 04/01/2025	250,000	241,875
International Game Technology PLC
6.25%, 02/15/2022(a)	350,000	362,249
KB Home
7.50%, 09/15/2022	250,000	270,000
KFC Holding Co. / Pizza Hut Holdings
LLC / Taco Bell of America LLC
5.00%, 06/01/2024(a)	250,000	247,500
L Brands, Inc.
5.25%, 02/01/2028	50,000	45,688
Lennar Corp.
4.13%, 01/15/2022	200,000	198,124
LKQ Corp.
4.75%, 05/15/2023	250,000	249,688
Mattamy Group Corp.
6.88%, 12/15/2023(a)	300,000	310,125
PulteGroup, Inc.
5.50%, 03/01/2026	205,000	204,744
5.00%, 01/15/2027	40,000	38,350
Scotts Miracle-Gro Co.
5.25%, 12/15/2026	100,000	95,750
ServiceMaster Co. LLC
5.13%, 11/15/2024(a)	475,000	461,343
Six Flags Entertainment Corp.
5.50%, 04/15/2027(a)	250,000	243,050
Toll Brothers Finance Corp.
4.88%, 03/15/2027	250,000	238,125
Total Consumer Discretionary		4,987,488

Consumer Staples (2.16%)
B&G Foods, Inc.
5.25%, 04/01/2025	300,000	282,750
Pinnacle Foods Finance LLC /
Pinnacle Foods Finance Corp.
5.88%, 01/15/2024	100,000	103,250
Spectrum Brands, Inc.
5.75%, 07/15/2025	250,000	248,750

See Notes to Financial Statements.

17 | May 31, 2018

RiverFront Dynamic Unconstrained Income ETF

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Consumer Staples (continued)
TreeHouse Foods, Inc.
6.00%, 02/15/2024(a)	$250,000	$257,038
Total Consumer Staples		891,788

Energy (11.97%)
Andeavor Logistics LP / Tesoro
Logistics Finance Corp.
5.25%, 01/15/2025	250,000	257,188
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/2024	350,000	384,565
CNX Resources Corp.
5.88%, 04/15/2022	250,000	252,813
Continental Resources, Inc.
4.38%, 01/15/2028	350,000	350,129
DCP Midstream Operating LP
4.75%, 09/30/2021(a)	250,000	253,749
3.88%, 03/15/2023	100,000	96,500
Energy Transfer Equity LP
5.50%, 06/01/2027	250,000	254,063
Ensco PLC
4.50%, 10/01/2024	50,000	41,813
7.75%, 02/01/2026	200,000	191,250
Genesis Energy LP / Genesis Energy
Finance Corp.
6.25%, 05/15/2026	100,000	94,250
Gulfport Energy Corp.
6.00%, 10/15/2024	300,000	283,500
Nabors Industries, Inc.
5.75%, 02/01/2025(a)	50,000	47,438
Newfield Exploration Co.
5.75%, 01/30/2022	200,000	210,750
Parsley Energy LLC / Parsley Finance Corp.
5.38%, 01/15/2025(a)	300,000	297,750
Range Resources Corp.
5.00%, 08/15/2022	310,000	308,450
5.00%, 03/15/2023	35,000	34,125
SESI LLC
7.13%, 12/15/2021	50,000	51,000
SM Energy Co.
6.13%, 11/15/2022	50,000	51,000
Sunoco LP / Sunoco Finance Corp.
5.50%, 02/15/2026(a)	250,000	237,188
Targa Resources Partners LP / Targa
Resources Partners Finance Corp
5.00%, 01/15/2028(a)	250,000	235,550
Transocean, Inc.
9.00%, 07/15/2023(a)	400,000	432,499
Whiting Petroleum Corp.
6.63%, 01/15/2026(a)	300,000	307,500
Security Description	Principal Amount	Value
Energy (continued)
WPX Energy, Inc.
6.00%, 01/15/2022	$69,000	$72,795
5.75%, 06/01/2026	200,000	199,872
Total Energy		4,945,737

Financials (11.00%)
Aircastle, Ltd.
5.00%, 04/01/2023	125,000	127,813
4.13%, 05/01/2024	240,000	234,300
Ally Financial, Inc.
5.75%, 11/20/2025	350,000	358,138
CIT Group, Inc.
5.00%, 08/15/2022	136,000	138,550
5.25%, 03/07/2025	325,000	330,687
Equinix, Inc.
5.75%, 01/01/2025	350,000	357,875
First Data Corp.
5.38%, 08/15/2023(a)	350,000	355,810
Icahn Enterprises LP / Icahn
Enterprises Finance Corp.
5.88%, 02/01/2022	350,000	354,813
Iron Mountain, Inc.
5.75%, 08/15/2024	350,000	346,045
iStar, Inc.
5.25%, 09/15/2022	250,000	243,438
Jefferies Financial Group, Inc.
5.50%, 10/18/2023	350,000	364,576
Mack-Cali Realty LP
4.50%, 04/18/2022	100,000	97,694
MGM Growth Properties Operating
Partnership LP / MGP Finance Co.-Issuer, Inc.
5.63%, 05/01/2024	400,000	405,999
MPT Operating Partnership LP / MPT
Finance Corp.
5.00%, 10/15/2027	250,000	235,640
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022(a)	350,000	346,500
Springleaf Finance Corp.
5.63%, 03/15/2023	250,000	247,500
Total Financials		4,545,378

Health Care (10.70%)
Avantor, Inc.
6.00%, 10/01/2024(a)	450,000	448,875
Centene Corp.
6.13%, 02/15/2024	250,000	263,438
Centene Escrow I Corp.
5.38%, 06/01/2026(a)	250,000	253,300
DaVita, Inc.
5.00%, 05/01/2025	350,000	332,605
Encompass Health Corp.
5.75%, 11/01/2024	250,000	254,688

See Notes to Financial Statements.

18 | May 31, 2018

RiverFront Dynamic Unconstrained Income ETF

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Health Care (continued)
Envision Healthcare Corp.
6.25%, 12/01/2024(a)	$250,000	$265,050
HCA, Inc.
5.00%, 03/15/2024	350,000	353,395
Kindred Healthcare, Inc.
6.38%, 04/15/2022	450,000	463,936
Kinetic Concepts, Inc. / KCI USA, Inc.
7.88%, 02/15/2021(a)	350,000	360,063
LifePoint Health, Inc.
5.38%, 05/01/2024	250,000	242,188
Tenet Healthcare Corp.
4.75%, 06/01/2020	250,000	252,425
Teva Pharmaceutical Finance
Netherlands III BV
6.75%, 03/01/2028	450,000	457,470
Valeant Pharmaceuticals
International, Inc.
7.50%, 07/15/2021(a)	325,000	332,312
5.50%, 03/01/2023(a)	150,000	140,377
Total Health Care		4,420,122

Industrials (6.15%)
Bombardier, Inc.
7.75%, 03/15/2020(a)	475,000	506,468
CNH Industrial NV
4.50%, 08/15/2023	451,000	460,447
Terex Corp.
5.63%, 02/01/2025(a)	250,000	248,438
TransDigm, Inc.
6.00%, 07/15/2022	350,000	355,688
United Rentals North America, Inc.
5.75%, 11/15/2024	200,000	206,750
5.88%, 09/15/2026	150,000	153,938
WESCO Distribution, Inc.
5.38%, 06/15/2024	250,000	250,938
XPO Logistics, Inc.
6.50%, 06/15/2022(a)	350,000	359,713
Total Industrials		2,542,380

Materials (17.86%)
AK Steel Corp.
7.50%, 07/15/2023	300,000	316,875
ArcelorMittal
6.00%, 08/05/2020	250,000	259,063
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
7.25%, 05/15/2024(a)	400,000	418,999
Ball Corp.
5.25%, 07/01/2025	400,000	408,999
Berry Global, Inc.
4.50%, 02/15/2026(a)	450,000	421,874
BWAY Holding Co.
5.50%, 04/15/2024(a)	350,000	346,500
Security Description	Principal Amount	Value
Materials (continued)
Cascades, Inc.
5.50%, 07/15/2022(a)	$337,000	$337,843
Chemours Co.
7.00%, 05/15/2025	250,000	269,375
Crown Americas LLC / Crown
Americas Capital Corp. V
4.25%, 09/30/2026	250,000	226,875
FMG Resources August 2006 Ptv, Ltd.
5.13%, 03/15/2023(a)	350,000	346,063
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	250,000	240,940
Glencore Funding LLC
4.00%, 03/27/2027(a)	250,000	239,240
Kinross Gold Corp.
4.50%, 07/15/2027(a)	350,000	322,000
Koppers, Inc.
6.00%, 02/15/2025(a)	395,000	401,419
NOVA Chemicals Corp.
5.25%, 06/01/2027(a)	250,000	237,500
Owens-Brockway Glass Container, Inc.
5.00%, 01/15/2022(a)	350,000	350,875
Plastipak Holdings, Inc.
6.25%, 10/15/2025(a)	350,000	336,000
Rayonier AM Products, Inc.
5.50%, 06/01/2024(a)	375,000	358,125
Reynolds Group Issuer, Inc. /
Reynolds Group Issuer LLC
5.13%, 07/15/2023(a)	340,000	334,475
Sealed Air Corp.
5.13%, 12/01/2024(a)	250,000	254,688
Silgan Holdings, Inc.
4.75%, 03/15/2025	150,000	142,875
Steel Dynamics, Inc.
5.00%, 12/15/2026	250,000	247,825
SunCoke Energy Partners LP /
SunCoke Energy Partners Finance Corp.
7.50%, 06/15/2025(a)	250,000	255,000
USG Corp.
4.88%, 06/01/2027(a)	300,000	299,715
Total Materials		7,373,143

Technology (3.96%)
Anixter, Inc.
5.50%, 03/01/2023	250,000	259,063
CommScope Technologies LLC
6.00%, 06/15/2025(a)	300,000	302,249
5.00%, 03/15/2027(a)	100,000	93,750
Dell International LLC / EMC Corp.
5.88%, 06/15/2021(a)	150,000	154,369
7.13%, 06/15/2024(a)	100,000	107,473
6.02%, 06/15/2026(a)	100,000	105,696

See Notes to Financial Statements.

19 | May 31, 2018

RiverFront Dynamic Unconstrained Income ETF

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Technology (continued)
j2 Cloud Services LLC / j2 Global Co.- Obligor, Inc.
6.00%, 07/15/2025(a)	$327,000	$329,453
NCR Corp.
5.00%, 07/15/2022	285,000	282,150
Total Technology		1,634,203

Utilities (4.23%)
AES Corp. / VA
5.13%, 09/01/2027	250,000	246,875
AmeriGas Partners LP / AmeriGas
Finance Corp.
5.75%, 05/20/2027	350,000	331,625
Calpine Corp.
5.38%, 01/15/2023	350,000	334,688
NRG Energy, Inc.
6.63%, 01/15/2027	400,000	415,000
Vistra Energy Corp.
7.38%, 11/01/2022	400,000	421,160
Total Utilities		1,749,348

TOTAL CORPORATE BONDS
(Cost $39,561,577)		38,920,304

Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (4.39%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $1,814,988)	1.669%	1,814,988	1,814,988

TOTAL SHORT TERM INVESTMENTS
(Cost $1,814,988)			1,814,988

TOTAL INVESTMENTS (98.60%)
(Cost $41,376,565)			$40,735,292

NET OTHER ASSETS AND LIABILITIES (1.40%)			579,119

NET ASSETS (100.00%)			$41,314,411

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

LIBOR Rate:

3M US L - 3 Month LIBOR as of May 31, 2018 was 2.32%

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $15,948,360, representing 38.60% of net assets.
(b)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of May 31, 2018 is based on the reference rate plus the displayed spread as of the security's last reset date.

See Notes to Financial Statements.

20 | May 31, 2018

RiverFront Dynamic US Dividend Advantage ETF

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.72%)
Consumer Discretionary (16.19%)
Amazon.com, Inc.(a)	1,966	$3,203,833
Best Buy Co., Inc.	13,959	952,702
Dana, Inc.	25,539	569,520
Ford Motor Co.	74,939	865,545
Garmin, Ltd.	9,782	587,800
General Motors Co.	16,199	691,697
H&R Block, Inc.	33,346	915,348
John Wiley & Sons, Inc., Class A	8,876	601,793
Lowe's Cos., Inc.	4,173	396,477
Macy's, Inc.	44,587	1,556,532
Meredith Corp.	15,114	760,990
Modine Manufacturing Co.(a)	36,882	663,876
Netflix, Inc.(a)	6,644	2,336,030
NVR, Inc.(a)	229	684,834
Office Depot, Inc.	329,373	777,320
Target Corp.	14,739	1,074,326
Thor Industries, Inc.	5,636	521,894
TripAdvisor, Inc.(a)	24,544	1,279,724
Total Consumer Discretionary		18,440,241

Consumer Staples (3.38%)
Clorox Co.	5,339	645,111
Kellogg Co.	12,882	829,472
Philip Morris International, Inc.	9,141	727,075
Walgreens Boots Alliance, Inc.	8,618	537,677
Walmart, Inc.	13,384	1,104,716
Total Consumer Staples		3,844,051

Energy (6.18%)
Archrock, Inc.	57,534	664,518
Chevron Corp.	9,633	1,197,382
Exxon Mobil Corp.	16,740	1,359,957
Helmerich & Payne, Inc.	9,305	617,666
Occidental Petroleum Corp.	11,098	934,452
ONEOK, Inc.	14,215	968,894
Phillips 66	4,800	559,152
Williams Cos., Inc.	27,564	740,369
Total Energy		7,042,390

Financials (19.56%)
Ameriprise Financial, Inc.	6,056	839,543
Bank of America Corp.	58,909	1,710,717
CME Group, Inc.	4,728	770,191
Discover Financial Services	11,491	848,725
Everest Re Group, Ltd.	4,555	1,026,196
Fifth Third Bancorp	23,402	715,633
Goldman Sachs Group, Inc.	5,054	1,141,598
Hartford Financial Services Group, Inc.	19,479	1,019,336
JPMorgan Chase & Co.	23,382	2,502,109
Legg Mason, Inc.	20,830	776,334
M&T Bank Corp.	4,107	706,733
Security Description	Shares	Value
Financials (continued)
Mercury General Corp.	9,821	$462,667
MetLife, Inc.	19,654	903,887
Navient Corp.	87,627	1,210,129
New York Community Bancorp, Inc.	40,121	465,002
Old Republic International Corp.	35,957	754,378
People's United Financial, Inc.	44,050	810,961
Prudential Financial, Inc.	6,985	676,427
SunTrust Banks, Inc.	13,296	897,613
Synchrony Financial	21,709	751,783
T Rowe Price Group, Inc.	17,739	2,153,869
Wells Fargo & Co.	21,068	1,137,461
Total Financials		22,281,292

Health Care (11.69%)
AbbVie, Inc.	15,055	1,489,543
Aetna, Inc.	7,043	1,240,484
AmerisourceBergen Corp.	14,115	1,159,406
Amgen, Inc.	7,904	1,419,716
Cardinal Health, Inc.	9,456	492,563
CVS Health Corp.	8,565	542,935
Eli Lilly & Co.	14,235	1,210,544
Gilead Sciences, Inc.	20,796	1,401,650
HCA Healthcare, Inc.	8,573	884,219
Owens & Minor, Inc.	44,738	729,229
Pfizer, Inc.	76,367	2,743,867
Total Health Care		13,314,156

Industrials (7.61%)
AO Smith Corp.	8,613	543,222
Boeing Co.	2,567	903,995
Cummins, Inc.	4,679	666,243
Eaton Corp. PLC	17,611	1,348,651
Lennox International, Inc.	3,984	809,987
Lockheed Martin Corp.	2,076	652,985
Matson, Inc.	28,593	979,024
Pitney Bowes, Inc.	52,396	466,324
Regal Beloit Corp.	7,270	577,602
RR Donnelley & Sons Co.	84,535	527,498
Ryder System, Inc.	11,126	746,332
Triumph Group, Inc.	21,215	449,758
Total Industrials		8,671,621

Information Technology (20.47%)
Accenture PLC, Class A	8,644	1,346,217
Apple, Inc.	18,650	3,485,125
Broadcom, Inc.	5,672	1,429,741
Cadence Design Systems, Inc.(a)	19,495	827,563
CommVault Systems, Inc.(a)	15,573	1,064,415
CSG Systems International, Inc.	17,323	716,826
Facebook, Inc., Class A(a)	11,383	2,183,031
InterDigital, Inc.	9,182	724,001
International Business Machines
Corp.	3,677	519,597
Intuit, Inc.	6,431	1,296,490

See Notes to Financial Statements.

21 | May 31, 2018

RiverFront Dynamic US Dividend Advantage ETF

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Shares	Value
Information Technology (continued)
j2 Global, Inc.	9,651	$814,930
Juniper Networks, Inc.	21,729	578,861
Lam Research Corp.	3,091	612,574
Manhattan Associates, Inc.(a)	22,331	971,845
Microchip Technology, Inc.	12,991	1,265,064
Micron Technology, Inc.(a)	16,572	954,381
National Instruments Corp.	19,336	804,764
Red Hat, Inc.(a)	7,488	1,216,201
Texas Instruments, Inc.	16,188	1,811,599
Western Digital Corp.	8,145	680,189
Total Information Technology		23,303,414

Materials (2.76%)
A Schulman, Inc.	13,059	571,331
CF Industries Holdings, Inc.	18,503	761,213
LyondellBasell Industries NV, Class A	8,589	962,999
RPM International, Inc.	17,108	846,846
Total Materials		3,142,389

Real Estate (4.02%)
Core Civic, Inc.	41,249	887,678
DDR Corp.	39,801	604,577
Hospitality Properties Trust	22,376	647,785
RMR Group, Inc., Class A	7,070	534,492
Tanger Factory Outlet Centers, Inc.	26,286	564,886
Uniti Group, Inc.	33,445	701,342
Washington Prime Group, Inc.	88,425	642,850
Total Real Estate		4,583,610

Telecommunication Services (2.67%)
AT&T, Inc.	30,177	975,321
CenturyLink, Inc.	42,319	771,052
Verizon Communications, Inc.	27,173	1,295,337
Total Telecommunication Services		3,041,710

Utilities (5.19%)
AES Corp.	48,006	612,077
Dominion Energy, Inc.	11,887	763,027
Duke Energy Corp.	10,177	785,257
Entergy Corp.	11,863	959,834
FirstEnergy Corp.	23,595	812,140
PPL Corp.	27,474	750,590
SCANA Corp.	15,710	570,273
Southern Co.	14,635	657,112
Total Utilities		5,910,310

TOTAL COMMON STOCKS
(Cost $109,660,100)		113,575,184
Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.01%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $8,804)	1.669%	8,804	$8,804

TOTAL SHORT TERM INVESTMENTS
(Cost $8,804)			8,804

TOTAL INVESTMENTS (99.73%)
(Cost $109,668,904)			$113,583,988

NET OTHER ASSETS AND LIABILITIES (0.27%)			311,608

NET ASSETS (100.00%)			$113,895,596

(a)	Non income producing security.

See Notes to Financial Statements.

22 | May 31, 2018

RiverFront Dynamic US Flex-Cap ETF

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.82%)
Consumer Discretionary (14.73%)
Amazon.com, Inc.(a)	2,045	$3,332,572
Bed Bath & Beyond, Inc.	26,806	486,797
Booking Holdings, Inc.(a)	197	415,457
Comcast Corp., Class A	27,811	867,147
Dana, Inc.	20,855	465,067
Dollar General Corp.	7,403	647,614
Fossil Group, Inc.(a)	40,790	892,485
Helen of Troy, Ltd.(a)	7,088	636,502
Home Depot, Inc.	8,143	1,519,077
Lowe's Cos., Inc.	9,351	888,439
McDonald's Corp.	7,736	1,237,837
Michael Kors Holdings, Ltd.(a)	10,576	606,957
Modine Manufacturing Co.(a)	28,625	515,250
Netflix, Inc.(a)	3,262	1,146,919
Office Depot, Inc.	267,246	630,701
Signet Jewelers, Ltd.	15,657	673,251
Time Warner, Inc.	9,755	918,531
TJX Cos., Inc.	9,315	841,331
Winnebago Industries, Inc.	16,670	604,288
Total Consumer Discretionary		17,326,222

Consumer Staples (6.43%)
British American Tobacco PLC	11,150	570,880
Coca-Cola Co.	28,717	1,234,831
Coca-Cola European Partners PLC	14,250	541,073
Conagra Brands, Inc.	17,573	651,255
Constellation Brands, Inc., Class A	2,759	615,478
Mondelez International, Inc., Class A	11,442	449,327
PepsiCo, Inc.	5,412	542,553
Sysco Corp.	11,410	741,992
Unilever NV	21,231	1,184,053
Walmart, Inc.	12,475	1,029,687
Total Consumer Staples		7,561,129

Energy (6.36%)
Chevron Corp.	2,539	315,598
Cloud Peak Energy, Inc.(a)	133,281	482,477
Ensco PLC, Class A	114,070	741,455
Exxon Mobil Corp.	6,573	533,991
ION Geophysical Corp.(a)	19,679	482,136
Kinder Morgan, Inc.	19,119	318,905
National Oilwell Varco, Inc.	18,355	760,264
Noble Corp. PLC(a)	122,258	679,754
Oceaneering International, Inc.	31,003	738,801
Oil States International, Inc.(a)	24,196	856,538
Transocean, Ltd.(a)	124,526	1,575,254
Total Energy		7,485,173

Financials (15.08%)
American Equity Investment Life Holding Co.	19,537	692,391
Bank of America Corp.	52,348	1,520,185
Security Description	Shares	Value
Financials (continued)
BB&T Corp.	13,591	$713,528
Brighthouse Financial, Inc.(a)	11,591	546,052
Capital One Financial Corp.	8,473	796,462
Capstead Mortgage Corp.	85,046	778,171
CME Group, Inc.	4,930	803,097
Comerica, Inc.	6,753	636,740
Enova International, Inc.(a)	28,531	958,641
Everest Re Group, Ltd.	2,893	651,764
Genworth Financial, Inc., Class A(a)	218,966	753,243
JPMorgan Chase & Co.	19,653	2,103,067
M&T Bank Corp.	3,687	634,459
Maiden Holdings, Ltd.	76,654	670,723
MetLife, Inc.	16,645	765,504
Navient Corp.	45,127	623,204
Principal Financial Group, Inc.	10,636	593,489
Prudential Financial, Inc.	7,141	691,534
Regions Financial Corp.	34,924	637,014
Synchrony Financial	19,771	684,670
Walker & Dunlop, Inc.	10,022	562,435
Wells Fargo & Co.	6,312	340,785
Westwood Holdings Group, Inc.	9,985	579,430
Total Financials		17,736,588

Health Care (10.13%)
Abbott Laboratories	16,794	1,033,335
Allergan PLC	5,085	766,818
Cigna Corp.	3,724	630,734
DaVita, Inc.(a)	10,337	690,925
DENTSPLY SIRONA, Inc.	12,668	554,985
Eli Lilly & Co.	11,242	956,020
Endo International PLC(a)	171,752	1,080,320
Express Scripts Holding Co.(a)	11,543	875,075
Gilead Sciences, Inc.	14,781	996,239
HCA Healthcare, Inc.	5,929	611,517
Humana, Inc.	3,269	951,214
Johnson & Johnson	14,030	1,678,268
Medtronic PLC	12,629	1,090,135
Total Health Care		11,915,585

Industrials (10.88%)
AECOM(a)	17,529	578,457
ArcBest Corp.	17,054	809,212
Arconic, Inc.	40,220	709,883
Avis Budget Group, Inc.(a)	12,651	493,262
Boeing Co.	4,177	1,470,973
Caterpillar, Inc.	6,163	936,221
Cummins, Inc.	4,074	580,097
Esterline Technologies Corp.(a)	13,483	983,585
FedEx Corp.	3,354	835,548
Honeywell International, Inc.	7,006	1,036,258
Lockheed Martin Corp.	2,656	835,418
Marten Transport, Ltd.	26,624	607,027
Old Dominion Freight Line, Inc.	4,751	740,966
Saia, Inc.(a)	8,279	682,190

See Notes to Financial Statements.

23 | May 31, 2018

RiverFront Dynamic US Flex-Cap ETF

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Shares	Value
Industrials (continued)
SkyWest, Inc.	11,399	$649,743
United Rentals, Inc.(a)	5,326	849,870
Total Industrials		12,798,710

Information Technology (23.81%)
Adobe Systems, Inc.(a)	5,328	1,328,164
Alphabet, Inc., Class A(a)	1,901	2,091,100
Alphabet, Inc., Class C(a)	1,152	1,249,908
Apple, Inc.	25,485	4,762,381
Applied Materials, Inc.	9,952	505,363
CACI International, Inc., Class A(a)	4,305	717,428
Cognizant Technology Solutions Corp., Class A	9,933	748,452
ExlService Holdings, Inc.(a)	10,208	578,692
Facebook, Inc., Class A(a)	14,308	2,743,988
Mastercard, Inc., Class A	7,144	1,358,217
Microchip Technology, Inc.	9,798	954,129
Micron Technology, Inc.(a)	24,751	1,425,410
Microsoft Corp.	39,575	3,911,592
NCR Corp.(a)	19,316	581,412
Oracle Corp.	10,536	492,242
PayPal Holdings, Inc.(a)	14,550	1,194,119
Skyworks Solutions, Inc.	6,724	663,054
Tech Data Corp.(a)	7,433	645,259
Total System Services, Inc.	7,684	654,600
Virtusa Corp.(a)	13,947	677,127
Western Digital Corp.	8,841	738,312
Total Information Technology		28,020,949

Materials (5.87%)
Ingevity Corp.(a)	8,526	649,170
Koppers Holdings, Inc.(a)	18,833	758,970
Kraton Corp.(a)	11,317	549,101
Monsanto Co.	6,832	870,806
Packaging Corp. of America	5,394	633,795
Reliance Steel & Aluminum Co.	8,291	775,789
RPM International, Inc.	13,253	656,024
Schweitzer-Mauduit International, Inc.	14,137	619,342
Sensient Technologies Corp.	8,701	585,142
SunCoke Energy, Inc.(a)	59,897	811,005
Total Materials		6,909,144

Real Estate (2.28%)
CBL & Associates Properties, Inc.(b)	141,929	718,161
DDR Corp.	38,235	580,790
Pennsylvania Real Estate Investment Trust	58,633	645,549
Washington Prime Group, Inc.	100,876	733,368
Total Real Estate		2,677,868

Telecommunication Services (0.99%)
AT&T, Inc.	8,513	275,140
Security Description	Shares	Value
Telecommunication Services (continued)
Iridium Communications, Inc.(a)	58,763	$893,198
Total Telecommunication Services		1,168,338

Utilities (3.26%)
American Electric Power Co., Inc.	10,506	713,883
Avangrid, Inc.	13,121	696,594
Consolidated Edison, Inc.	4,058	311,370
Exelon Corp.	18,852	780,284
Great Plains Energy, Inc.	21,496	729,574
SCANA Corp.	16,779	609,078
Total Utilities		3,840,783

TOTAL COMMON STOCKS
(Cost $112,152,196)		117,440,489

Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.33%)
Money Market Fund (0.01%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $15,175)	1.669%	15,175	15,175

Investments Purchased with Collateral from Securities Loaned (0.32%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.77%
(Cost $378,824)		378,824	378,824

TOTAL SHORT TERM INVESTMENTS
(Cost $393,999)			393,999

TOTAL INVESTMENTS (100.15%)
(Cost $112,546,195)			$117,834,488

NET OTHER ASSETS AND LIABILITIES (-0.15%)			(187,676)
NET ASSETS (100.00%)			$117,646,811

(a)	Non income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $348,518.

See Notes to Financial Statements.

24 | May 31, 2018

RiverFront Strategic Income Fund

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (89.52%)
Communications (12.49%)
Cablevision Systems Corp.
8.00%, 04/15/2020	$1,500,000	$1,586,250
CenturyLink, Inc.
5.63%, 04/01/2020	3,540,000	3,597,525
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020	2,000,000	2,005,692
DISH DBS Corp.
7.88%, 09/01/2019	3,000,000	3,115,500
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	300,000	310,500
7.63%, 06/15/2021	1,500,000	1,603,125
Lamar Media Corp.
5.00%, 05/01/2023	3,575,000	3,637,563
5.38%, 01/15/2024	500,000	508,750
Sprint Communications, Inc.
9.00%, 11/15/2018(a)	1,113,000	1,141,325
7.00%, 08/15/2020	3,050,000	3,164,832
T-Mobile USA, Inc.
6.50%, 01/15/2024	3,025,000	3,168,688
VeriSign, Inc.
5.25%, 04/01/2025	3,150,000	3,232,688
Virgin Media Secured Finance PLC
5.25%, 01/15/2021	1,500,000	1,546,080
Total Communications		28,618,518

Consumer Discretionary (14.26%)
ADT Corp.
6.25%, 10/15/2021	2,000,000	2,070,000
Aramark Services, Inc.
5.13%, 01/15/2024	2,992,000	3,045,856
DR Horton, Inc.
4.38%, 09/15/2022	3,140,000	3,221,891
GLP Capital LP / GLP Financing II, Inc.
4.88%, 11/01/2020	2,000,000	2,035,000
Goodyear Tire & Rubber Co.
5.13%, 11/15/2023	2,936,000	2,928,660
Hanesbrands, Inc.
4.63%, 05/15/2024(a)	2,334,000	2,290,238
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.63%, 04/01/2025	2,650,000	2,563,875
International Game Technology PLC
6.25%, 02/15/2022(a)	2,499,000	2,586,465
KB Home
4.75%, 05/15/2019	1,700,000	1,719,210
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
5.00%, 06/01/2024(a)	2,587,000	2,561,130
Lennar Corp.
4.50%, 11/15/2019	1,000,000	1,012,500
Security Description	Principal Amount	Value
Consumer Discretionary (continued)
Scotts Miracle-Gro Co.
6.00%, 10/15/2023	$581,000	$604,966
5.25%, 12/15/2026	2,783,000	2,664,723
Service Corp. International
5.38%, 01/15/2022	3,145,000	3,190,208
5.38%, 05/15/2024	175,000	177,188
Total Consumer Discretionary		32,671,910

Consumer Staples (3.36%)
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.
5.88%, 01/15/2024	1,689,000	1,743,893
Spectrum Brands, Inc.
5.75%, 07/15/2025	2,884,000	2,869,580
TreeHouse Foods, Inc.
6.00%, 02/15/2024(a)	3,000,000	3,084,450
Total Consumer Staples		7,697,923

Energy (17.97%)
Andeavor
5.38%, 10/01/2022	3,044,000	3,119,796
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/2024	3,517,000	3,864,338
Concho Resources, Inc.
4.38%, 01/15/2025	3,380,000	3,426,571
Continental Resources, Inc.
5.00%, 09/15/2022	3,020,000	3,069,326
DCP Midstream Operating LP
5.35%, 03/15/2020(a)	3,304,000	3,394,860
Energy Transfer Equity LP
7.50%, 10/15/2020	2,000,000	2,160,000
Kinder Morgan Energy Partners LP
5.00%, 10/01/2021	3,000,000	3,125,513
MPLX LP
5.50%, 02/15/2023	3,000,000	3,071,280
Nabors Industries, Inc.
5.00%, 09/15/2020	2,900,000	2,943,500
Newfield Exploration Co.
5.75%, 01/30/2022	3,530,000	3,719,738
Range Resources Corp.
5.75%, 06/01/2021	1,547,000	1,597,278
5.00%, 08/15/2022	2,352,000	2,340,239
Southwestern Energy Co.
4.10%, 03/15/2022	1,569,000	1,533,698
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.25%, 05/01/2023	2,725,000	2,752,250
6.75%, 03/15/2024	990,000	1,044,470
Total Energy		41,162,857

See Notes to Financial Statements.

25 | May 31, 2018

RiverFront Strategic Income Fund

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Financials (10.61%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.63%, 10/30/2020	$3,381,000	$3,467,301
Aircastle, Ltd.
6.25%, 12/01/2019	3,000,000	3,112,500
Ally Financial, Inc.
4.75%, 09/10/2018	2,530,000	2,542,017
4.25%, 04/15/2021	1,000,000	1,010,000
CIT Group, Inc.
5.00%, 08/15/2022	3,285,000	3,346,594
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.00%, 08/01/2020	2,000,000	2,038,750
Iron Mountain, Inc.
4.38%, 06/01/2021(a)	1,700,000	1,719,635
iStar, Inc.
5.00%, 07/01/2019	300,000	299,594
4.63%, 09/15/2020	2,850,000	2,817,937
Navient Corp.
5.50%, 01/15/2019	2,400,000	2,430,600
Starwood Property Trust, Inc.
5.00%, 12/15/2021	1,500,000	1,526,250
Total Financials		24,311,178

Health Care (3.37%)
Centene Corp.
5.63%, 02/15/2021	1,500,000	1,543,815
DaVita, Inc.
5.75%, 08/15/2022	3,000,000	3,065,625
HCA, Inc.
5.88%, 03/15/2022	2,949,000	3,107,509
Total Health Care		7,716,949

Industrials (4.13%)
United Rentals North America, Inc.
5.75%, 11/15/2024	3,040,000	3,142,600
WESCO Distribution, Inc.
5.38%, 12/15/2021	3,275,000	3,344,594
XPO Logistics, Inc.
6.50%, 06/15/2022(a)	2,900,000	2,980,475
Total Industrials		9,467,669

Materials (20.17%)
AK Steel Corp.
7.50%, 07/15/2023	2,890,000	3,052,563
ArcelorMittal
6.00%, 08/05/2020	1,000,000	1,036,250
Ashland LLC
4.75%, 08/15/2022	2,865,000	2,882,906
Ball Corp.
5.00%, 03/15/2022	3,116,000	3,217,270
Security Description	Principal Amount	Value
Materials (continued)
Cascades, Inc.
5.50%, 07/15/2022(a)	$1,494,000	$1,497,735
5.75%, 07/15/2023(a)	2,112,000	2,101,439
Celanese US Holdings LLC
5.88%, 06/15/2021	3,170,000	3,376,849
Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 01/15/2023	2,973,000	2,902,689
Freeport-McMoRan, Inc.
3.10%, 03/15/2020	1,500,000	1,485,000
Glencore Funding LLC
4.63%, 04/29/2024(a)	2,315,000	2,356,001
Graphic Packaging International LLC
4.75%, 04/15/2021	645,000	651,450
4.88%, 11/15/2022	2,151,000	2,167,133
Huntsman International LLC
4.88%, 11/15/2020	3,025,000	3,100,625
Owens-Brockway Glass Container, Inc.
5.00%, 01/15/2022(a)	3,165,000	3,172,913
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	1,453,662	1,464,564
Sealed Air Corp.
6.50%, 12/01/2020(a)	1,500,000	1,586,250
Steel Dynamics, Inc.
4.13%, 09/15/2025	3,360,000	3,192,000
USG Corp.
5.50%, 03/01/2025(a)	3,294,000	3,433,995
Vale Overseas, Ltd.
5.88%, 06/10/2021	3,340,000	3,528,709
Total Materials		46,206,341

Technology (1.21%)
Flex, Ltd.
5.00%, 02/15/2023	2,670,000	2,765,231
Total Technology		2,765,231

Utilities (1.95%)
AES Corp.
4.00%, 03/15/2021	1,000,000	1,002,900
AmeriGas Partners LP / AmeriGas Finance Corp.
5.63%, 05/20/2024	2,387,000	2,375,065
DPL, Inc.
7.25%, 10/15/2021	1,000,000	1,093,750
Total Utilities		4,471,715

TOTAL CORPORATE BONDS
(Cost $206,057,419)		205,090,291

See Notes to Financial Statements.

26 | May 31, 2018

RiverFront Strategic Income Fund

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
GOVERNMENT BONDS (1.11%)
United States Treasury Inflation Indexed Bonds
2.13%, 02/15/2040
	$2,020,393	$2,534,438
TOTAL GOVERNMENT BONDS
(Cost $2,453,845)		2,534,438

Security Description	7 Day Yield	Shares	Value
SHORT TERM
INVESTMENTS (8.09%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $18,534,598)	1.669%	18,534,598	18,534,598

TOTAL SHORT TERM INVESTMENTS
(Cost $18,534,598)			18,534,598

TOTAL INVESTMENTS (98.72%)
(Cost $227,045,862)			$226,159,327

NET OTHER ASSETS AND LIABILITIES (1.28%)			2,938,515

NET ASSETS (100.00%)			$229,097,842

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $33,906,911, representing 14.80% of net assets.

See Notes to Financial Statements.

27 | May 31, 2018

RiverFront ETFs

Statement of Assets and Liabilities	May 31, 2018 (Unaudited)

	RiverFront Dynamic Core Income ETF	RiverFront Dynamic Unconstrained Income ETF	RiverFront Dynamic US Dividend Advantage ETF	RiverFront Dynamic US Flex-Cap ETF	RiverFront Strategic Income Fund
ASSETS:
Investments, at value	$108,403,795	$40,735,292	$113,583,988	$117,834,488	$226,159,327
Cash held in escrow account (Note 3)	17,767	7,911	23,012	22,149	14,116
Interest receivable	841,732	596,881	–	–	2,969,660
Dividend receivable	–	–	362,105	241,939	–
Total Assets	109,263,294	41,340,084	113,969,105	118,098,576	229,143,103

LIABILITIES:
Payable to adviser	61,971	25,673	73,509	72,941	45,261
Payable for collateral upon return of
securities loaned	–	–	–	378,824	–
Total Liabilities	61,971	25,673	73,509	451,765	45,261
NET ASSETS	$109,201,323	$41,314,411	$113,895,596	$117,646,811	$229,097,842

NET ASSETS CONSIST OF:
Paid-in capital	$110,648,223	$41,950,667	$107,226,126	$111,179,255	$239,180,430
Accumulated net investment income/(loss)	35,273	(2,630)	102,625	99,339	(96,214)
Accumulated net realized gain/(loss)	(695,508)	7,647	2,651,761	1,079,924	(9,099,839)
Net unrealized appreciation/(depreciation)	(786,665)	(641,273)	3,915,084	5,288,293	(886,535)
NET ASSETS	$109,201,323	$41,314,411	$113,895,596	$117,646,811	$229,097,842

INVESTMENTS, AT COST	$109,190,460	$41,376,565	$109,668,904	$112,546,195	$227,045,862

PRICING OF SHARES
Net Assets	$109,201,323	$41,314,411	$113,895,596	$117,646,811	$229,097,842
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	4,550,000	1,650,000	3,550,002	3,500,002	9,350,000
Net Asset Value, offering and redemption price per share	$24.00	$25.04	$32.08	$33.61	$24.50

See Notes to Financial Statements.

28 | May 31, 2018

RiverFront ETFs

Statement of Operations	For the Six Months Ended May 31, 2018 (Unaudited)

	RiverFront Dynamic Core Income ETF	RiverFront Dynamic Unconstrained Income ETF	RiverFront Dynamic US Dividend Advantage ETF	RiverFront Dynamic US Flex-Cap ETF	RiverFront Strategic Income Fund
INVESTMENT INCOME:
Interest	$1,144,872	$613,088	$–	$–	$6,523,664
Dividends(a)	23,860	5,545	1,297,682	707,293	123,069
Securities Lending Income	–	–	282	3,499	–
Total Investment Income	1,168,732	618,633	1,297,964	710,792	6,646,733

EXPENSES
Investment adviser and sub-adviser fees (Note 3)	195,169	62,294	231,291	193,860	692,596
Total Expenses before waiver/reimbursement	195,169	62,294	231,291	193,860	692,596
Less fees waived/reimbursed by sub-adviser (Note 3)	–		–	–	(451,693)
Net Expenses	195,169	62,294	231,291	193,860	240,903
NET INVESTMENT INCOME	973,563	556,339	1,066,673	516,932	6,405,830

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on investments	(619,633)	7,648	3,251,528	2,077,104	(617,011)
Net realized gain/(loss) on foreign currency transactions	–	–	69	(8)	–
NET REALIZED GAIN/(LOSS)	(619,633)	7,648	3,251,597	2,077,096	(617,011)
Net change in unrealized appreciation/(depreciation) on investments	(831,757)	(802,863)	(2,477,891)	387,565	(8,337,699)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION)	(831,757)	(802,863)	(2,477,891)	387,565	(8,337,699)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(1,451,390)	(795,215)	773,706	2,464,661	(8,954,710)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(477,827)	$(238,876)	$1,840,379	$2,981,593	$(2,548,880)

(a)	Net of foreign tax withholding in the amounts of $330, $0, $686, $2,083 and $0 respectively.

See Notes to Financial Statements.

29 | May 31, 2018

RiverFront Dynamic Core Income ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2018 (Unaudited)	For the Year Ended November 30, 2017
OPERATIONS:
Net investment income	$973,563	$629,408
Net realized loss	(619,633)	(27,864)
Net change in unrealized appreciation/(depreciation)	(831,757)	168,683
Net Increase/(Decrease) in net assets resulting from operations	(477,827)	770,227

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(946,303)	(621,587)
Total distributions	(946,303)	(621,587)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	84,252,027	41,731,911
Shares redeemed	(21,588,276)	–
Net increase from share transactions	62,663,751	41,731,911

Net increase in net assets	61,239,621	41,880,551

NET ASSETS:
Beginning of period	47,961,702	6,081,151
End of period*	$109,201,323	$47,961,702

*Including accumulated net investment income of:	$35,273	$8,013

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,950,000	250,000
Shares sold	3,500,000	1,700,000
Shares redeemed	(900,000)	–
Shares outstanding, end of period	4,550,000	1,950,000

See Notes to Financial Statements.

30 | May 31, 2018

RiverFront Dynamic Unconstrained Income ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2018 (Unaudited)	For the Year Ended November 30, 2017
OPERATIONS:
Net investment income	$556,339	$409,270
Net realized gain	7,648	40,613
Net change in unrealized appreciation/(depreciation)	(802,863)	43,582
Net Increase/(Decrease) in net assets resulting from operations	(238,876)	493,465

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(560,325)	(408,541)
From net realized gains	(39,065)	–
Total distributions	(599,390)	(408,541)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	30,393,376	9,141,531
Shares redeemed	–	(2,576,982)
Net increase from share transactions	30,393,376	6,564,549

Net increase in net assets	29,555,110	6,649,473

NET ASSETS:
Beginning of period	11,759,301	5,109,828
End of period*	$41,314,411	$11,759,301

*Including accumulated net investment income/(loss) of:	$(2,630)	$1,356

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	450,000	200,000
Shares sold	1,200,000	350,000
Shares redeemed	–	(100,000)
Shares outstanding, end of period	1,650,000	450,000

See Notes to Financial Statements.

31 | May 31, 2018

RiverFront Dynamic US Dividend Advantage ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2018 (Unaudited)	For the Year Ended November 30, 2017
OPERATIONS:
Net investment income	$1,066,673	$774,486
Net realized gain	3,251,597	553,688
Net change in unrealized appreciation/(depreciation)	(2,477,891)	5,893,754
Net increase in net assets resulting from operations	1,840,379	7,221,928

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(989,745)	(753,106)
Total distributions	(989,745)	(753,106)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	94,179,382	49,651,673
Shares redeemed	(40,778,365)	(9,773,232)
Net increase from share transactions	53,401,017	39,878,441

Net increase in net assets	54,251,651	46,347,263

NET ASSETS:
Beginning of period	59,643,945	13,296,682
End of period*	$113,895,596	$59,643,945

*Including accumulated net investment income of:	$102,625	$25,697

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,900,002	500,002
Shares sold	2,950,000	1,750,000
Shares redeemed	(1,300,000)	(350,000)
Shares outstanding, end of period	3,550,002	1,900,002

See Notes to Financial Statements.

32 | May 31, 2018

RiverFront Dynamic US Flex-Cap ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2018 (Unaudited)	For the Year Ended November 30, 2017
OPERATIONS:
Net investment income	$516,932	$271,035
Net realized gain	2,077,096	210,656
Net change in unrealized appreciation	387,565	4,586,573
Net increase in net assets resulting from operations	2,981,593	5,068,264

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(434,804)	(254,258)
Total distributions	(434,804)	(254,258)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	100,238,815	36,346,437
Shares redeemed	(25,715,063)	(8,637,056)
Net increase from share transactions	74,523,752	27,709,381

Net increase in net assets	77,070,541	32,523,387

NET ASSETS:
Beginning of period	40,576,270	8,052,883
End of period*	$117,646,811	$40,576,270

*Including accumulated net investment income of:	$99,339	$17,211

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,250,002	300,002
Shares sold	3,050,000	1,250,000
Shares redeemed	(800,000)	(300,000)
Shares outstanding, end of period	3,500,002	1,250,002

See Notes to Financial Statements.

33 | May 31, 2018

RiverFront Strategic Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2018 (Unaudited)	For the Year Ended November 30, 2017
OPERATIONS:
Net investment income	$6,405,830	$14,069,184
Net realized gain/(loss)	(617,011)	1,790,752
Net change in unrealized appreciation/(depreciation)	(8,337,699)	136,438
Net Increase/(Decrease) in net assets resulting from operations	(2,548,880)	15,996,374

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,537,675)	(14,055,252)
Total distributions	(6,537,675)	(14,055,252)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	35,106,861	49,315,186
Shares redeemed	(134,691,730)	(40,002,027)
Net increase/(decrease) from share transactions	(99,584,869)	9,313,159

Net increase/(decrease) in net assets	(108,671,424)	11,254,281

NET ASSETS:
Beginning of period	337,769,266	326,514,985
End of period*	$229,097,842	$337,769,266

*Including accumulated net investment income/(loss) of:	$(96,214)	$35,631

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	13,400,000	13,050,000
Shares sold	1,400,000	1,950,000
Shares redeemed	(5,450,000)	(1,600,000)
Shares outstanding, end of period	9,350,000	13,400,000

See Notes to Financial Statements.

34 | May 31, 2018

RiverFront Dynamic Core Income ETF

Financial Highlights	For a share outstanding throughout the periods presented

	For the Six Months Ended May 31, 2018 (Unaudited)		For the Year Ended November 30, 2017	For the Period June 14, 2016 (Commencement) to November 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$24.60		$24.32	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.31		0.53	0.24
Net realized and unrealized gain/(loss)	(0.62)		0.23	(0.68)
Total from investment operations	(0.31)		0.76	(0.44)

DISTRIBUTIONS:
From net investment income	(0.29)		(0.48)	(0.24)
Total distributions	(0.29)		(0.48)	(0.24)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.60)		0.28	(0.68)
NET ASSET VALUE, END OF PERIOD	$24.00		$24.60	$24.32
TOTAL RETURN(b)	(1.25)%		3.15%	(1.77)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$109,201		$47,962	$6,081

Ratio of expenses excluding waiver/reimbursement to average net assets	0.51	%(c)	0.51%	0.51	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	0.51	%(c)	0.51%	0.51	%(c)
Ratio of net investment income including expenses waiver/reimbursement to average net assets	2.54	%(c)	2.15%	2.12	%(c)
Portfolio turnover rate(d)	11%		18%	26%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and the redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

35 | May 31, 2018

RiverFront Dynamic Unconstrained Income ETF

Financial Highlights	For a share outstanding throughout the periods presented

	For the Six Months Ended May 31, 2018 (Unaudited)		For the Year Ended November 30, 2017	For the Period June 14, 2016 (Commencement) to November 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$26.13		$25.55	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.58		1.22	0.63
Net realized and unrealized gain/(loss)	(1.03)		0.56	0.55
Total from investment operations	(0.45)		1.78	1.18

DISTRIBUTIONS:
From net investment income	(0.55)		(1.20)	(0.63)
From net realized gains	(0.09)		–	–
Total distributions	(0.64)		(1.20)	(0.63)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.09)		0.58	0.55
NET ASSET VALUE, END OF PERIOD	$25.04		$26.13	$25.55
TOTAL RETURN(b)	(1.76)%		7.06%	4.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$41,314		$11,759	$5,110

Ratio of expenses excluding waiver/reimbursement to average net assets	0.51	%(c)	0.51%	0.51	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	0.51	%(c)	0.51%	0.51	%(c)
Ratio of net investment income including expenses waiver/reimbursement to average net assets	4.55	%(c)	4.65%	5.31	%(c)
Portfolio turnover rate(d)	10%		30%	11%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and the redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

36 | May 31, 2018

RiverFront Dynamic US Dividend Advantage ETF

Financial Highlights	For a share outstanding throughout the periods presented

	For the Six Months Ended May 31, 2018 (Unaudited)		For the Year Ended November 30, 2017	For the Period June 7, 2016 (Commencement) to November 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$31.39		$26.59	$25.14

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.38		0.63	0.26
Net realized and unrealized gain	0.65		4.76	1.40
Total from investment operations	1.03		5.39	1.66

DISTRIBUTIONS:
From net investment income	(0.34)		(0.59)	(0.21)
Total distributions	(0.34)		(0.59)	(0.21)

NET INCREASE IN NET ASSET VALUE	0.69		4.80	1.45
NET ASSET VALUE, END OF PERIOD	$32.08		$31.39	$26.59
TOTAL RETURN(b)	3.29%		20.49%	6.64%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$113,896		$59,644	$13,297

Ratio of expenses excluding waiver/reimbursement to average net assets	0.52	%(c)	0.52%	0.52	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	0.52	%(c)	0.52%	0.52	%(c)
Ratio of net investment income including expenses waiver/reimbursement to average net assets	2.40	%(c)	2.19%	2.13	%(c)
Portfolio turnover rate(d)	56%		54%	45%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and the redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

37 | May 31, 2018

RiverFront Dynamic US Flex-Cap ETF

Financial Highlights	For a share outstanding throughout the periods presented

	For the Six Months Ended May 31, 2018 (Unaudited)		For the Year Ended November 30, 2017	For the Period June 7, 2016 (Commencement) to November 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$32.46		$26.84	$25.13

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23		0.31	0.17
Net realized and unrealized gain	1.10		5.59	1.70
Total from investment operations	1.33		5.90	1.87

DISTRIBUTIONS:
From net investment income	(0.18)		(0.28)	(0.16)
Total distributions	(0.18)		(0.28)	(0.16)

NET INCREASE IN NET ASSET VALUE	1.15		5.62	1.71
NET ASSET VALUE, END OF PERIOD	$33.61		$32.46	$26.84
TOTAL RETURN(b)	4.11%		22.08%	7.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$117,647		$40,576	$8,053

Ratio of expenses excluding waiver/reimbursement to average net assets	0.52	%(c)	0.52%	0.52	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	0.52	%(c)	0.52%	0.52	%(c)
Ratio of net investment income including expenses waiver/reimbursement to average net assets	1.39	%(c)	1.05%	1.34	%(c)
Portfolio turnover rate(d)	68%		86%	41%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and the redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

38 | May 31, 2018

RiverFront Strategic Income Fund

Financial Highlights	For a share outstanding throughout the periods presented

	For the Six Months Ended May 31, 2018 (Unaudited)		For the Year Ended November 30, 2017		For the Year Ended November 30, 2016		For the Year Ended November 30, 2015	For the Year Ended November 30, 2014	For the Period October 8, 2013 (Commencement) to November 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$25.21		$25.02		$24.36		$25.02	$24.90	$24.42

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.53		1.11		1.05		0.88	0.83	0.11
Net realized and unrealized gain/(loss)	(0.68)		0.19		0.71		(0.65)	0.11	0.40
Total from investment operations	(0.15)		1.30		1.76		0.23	0.94	0.51

DISTRIBUTIONS:
From net investment income	(0.56)		(1.11)		(1.10)		(0.87)	(0.82)	(0.03)
From net realized gains	–		–		–		(0.02)	–	–
Total distributions	(0.56)		(1.11)		(1.10)		(0.89)	(0.82)	(0.03)

NET INCREASE / (DECREASE) IN NET ASSET VALUE	(0.71)		0.19		0.66		(0.66)	0.12	0.48
NET ASSET VALUE, END OF PERIOD	$24.50		$25.21		$25.02		$24.36	$25.02	$24.90
TOTAL RETURN(b)	(0.60)%		5.29%		7.38%		0.91%	3.80%	2.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$229,098		$337,769		$326,515		$464,007	$369,065	$97,102

Ratio of expenses excluding waiver/reimbursement to average net assets	0.46	%(c)	0.46%		0.46%		0.46%	0.46%	0.46	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	0.16	%(c)(d)	0.16	%(d)	0.17	%(d)	0.22%	0.22%	0.22	%(c)
Ratio of net investment income including expenses waiver/reimbursement to average net assets	4.25	%(c)	4.41%		4.26%		3.54%	3.30%	3.28	%(c)
Portfolio turnover rate(e)	17%		32%		52%		36%	27%	0%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and the redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Effective July 1, 2016, the Fund’s management fee consists of a fee of 0.16% paid to the Fund’s investment adviser and a fee of 0.30% paid to the Fund’s sub-adviser. The Fund’s sub-adviser has agreed to waive all of its 0.30% annual sub-advisory fee on a voluntary basis.
(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

39 | May 31, 2018

RiverFront ETFs

Notes to Financial Statements	May 31, 2018 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2018, the Trust consists of twenty separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the RiverFront Dynamic Core Income ETF, the RiverFront Dynamic Unconstrained Income ETF, the RiverFront Dynamic US Dividend Advantage ETF, the RiverFront Dynamic US Flex-Cap ETF, and the RiverFront Strategic Income Fund (each a “Fund” and collectively, the “Funds”).

The investment objective of the RiverFront Dynamic Core Income ETF Fund is to seek total return, with an emphasis on income as the source of that total return. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The investment objective of the RiverFront Dynamic Unconstrained Income ETF Fund is to seek total return, with an emphasis on income as the source of that total return. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The investment objective of the RiverFront Dynamic US Dividend Advantage ETF Fund is to seek to provide capital appreciation and dividend income. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The investment objective of the RiverFront Dynamic US Flex-Cap ETF Fund is to seek to provide capital appreciation. The Fund is considered nondiversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The investment objective of the RiverFront Strategic Income Fund is to seek total return, with an emphasis on income as the source of that total return. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Each Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. Each Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities and/or cash. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

40 | May 31, 2018

RiverFront ETFs

Notes to Financial Statements	May 31, 2018 (Unaudited)

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

Corporate bonds and United States government bonds are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The RiverFront Dynamic Core Income ETF, the RiverFront Dynamic Unconstrained Income ETF, and the RiverFront Strategic Income Fund may invest a significant portion of their assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

41 | May 31, 2018

RiverFront ETFs

Notes to Financial Statements	May 31, 2018 (Unaudited)

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2018:

RiverFront Dynamic Core Income ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$95,151,417	$–	$95,151,417
Government Bonds	–	9,480,463	–	9,480,463
Short Term Investments	3,771,915	–	–	3,771,915
TOTAL	$3,771,915	$104,631,880	$–	$108,403,795

RiverFront Dynamic Unconstrained Income ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$38,920,304	$–	$38,920,304
Short Term Investments	1,814,988	–	–	1,814,988
TOTAL	$1,814,988	$38,920,304	$–	$40,735,292

RiverFront Dynamic US Dividend Advantage ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$113,575,184	$–	$–	$113,575,184
Short Term Investments	8,804	–	–	8,804
TOTAL	$113,583,988	$–	$–	$113,583,988

RiverFront Dynamic US Flex-Cap ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$117,440,489	$–	$–	$117,440,489
Short Term Investments Money Market Fund	15,175	–	–	15,175
Investments Purchased with Collateral from Securities Loaned	378,824	–	–	378,824
TOTAL	$117,834,488	$–	$–	$117,834,488

42 | May 31, 2018

RiverFront ETFs

Notes to Financial Statements	May 31, 2018 (Unaudited)

RiverFront Strategic Income Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$205,090,291	$–	$205,090,291
Government Bonds	–	2,534,438	–	2,534,438
Short Term Investments	18,534,598	–	–	18,534,598
TOTAL	$18,534,598	$207,624,729	$–	$226,159,327

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Funds recognize transfers between levels as of the end of the period. For the six months ended May 31, 2018, the Funds did not have any transfers between Level 1 and Level 2 securities. The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

D. Dividends and Distributions to Shareholders

Dividends from net investment income for each Fund, if any, are declared and paid monthly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2018.

The tax character of the distributions paid by the Funds during the fiscal year ended November 30, 2017 were as follows:

Ordinary Income
November 30, 2017
RiverFront Dynamic Core Income ETF	$621,587
RiverFront Dynamic Unconstrained Income ETF	408,541
RiverFront Dynamic US Dividend Advantage ETF	753,106
RiverFront Dynamic US Flex-Cap ETF	254,258
RiverFront Strategic Income Fund	14,055,252

43 | May 31, 2018

RiverFront ETFs

Notes to Financial Statements	May 31, 2018 (Unaudited)

As of May 31, 2018, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	RiverFront Dynamic Core Income ETF	RiverFront Dynamic Unconstrained Income ETF	RiverFront Dynamic US Dividend Advantage ETF	RiverFront Dynamic US Flex-Cap ETF	RiverFront Strategic Income Fund
Gross appreciation (excess of value over tax cost)	$325,030	$112,387	$8,159,625	$9,007,396	$1,949,741
Gross depreciation (excess of tax cost over value)	(1,112,443)	(753,660)	(4,246,049)	(3,719,103)	(2,843,836)
Net unrealized appreciation/(depreciation)	(787,413)	(641,273)	3,913,576	5,288,293	(894,095)
Cost of investments for income tax purposes	$109,191,208	$41,376,565	$109,670,412	$112,546,195	$227,053,422

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2018.

At November 30, 2017 the Funds post-enactment capital losses deferred to the next tax year were as follows:

Fund	Short-Term	Long-Term
RiverFront Dynamic Core Income ETF	$74,857	$1,018
RiverFront Dynamic Unconstrained Income ETF	–	–
RiverFront Dynamic US Dividend Advantage ETF	594,757	–
RiverFront Dynamic US Flex-Cap ETF	997,172	–
RiverFront Strategic Income Fund	5,325,853	3,149,414

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

G. Lending of Portfolio Securities

The Funds have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. Each Fund may lend its portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. Each Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

44 | May 31, 2018

RiverFront ETFs

Notes to Financial Statements	May 31, 2018 (Unaudited)

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of the securities lending agreement and related cash and non-cash collateral received as of May 31, 2018:

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
RiverFront Dynamic US Flex-Cap ETF	$348,518	$378,824	$–	$378,824

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2018:

RiverFront Dynamic US Flex-Cap ETF	Remaining contractual maturity of the agreement

Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$378,824	$–	$–	$–	$378,824
Total Borrowings					378,824
Gross amount of recognized liabilities for securities lending (collateral received)					$378,824

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as each Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides as a percentage of the relevant Fund’s average daily net assets as set out below:

Fund	Advisory Fee
RiverFront Dynamic Core Income ETF	0.51%(a)
RiverFront Dynamic Unconstrained Income ETF	0.51%(a)
RiverFront Dynamic US Dividend Advantage ETF	0.52%(b)
RiverFront Dynamic US Flex-Cap ETF	0.52%(b)
RiverFront Strategic Income Fund	0.16%

(a)	The unitary advisory fee as a percentage of net assets is subject to the following breakpoints: (i) 0.51% for average net assets up to $600 million, (ii) 0.48% for average net assets equal to or greater than $600 million.

(b)	The unitary advisory fee as a percentage of net assets is subject to the following breakpoints: (i) 0.52% for average net assets up to $600 million, (ii) 0.49% for average net assets equal to or greater than $600 million.

Capitalized terms used but not defined within this paragraph, shall have the respective meanings given to them in the Board Considerations Regarding Approval of Investment Advisory Agreement section of this Semi-Annual Report (“Board Considerations”). As discussed in the Board Considerations, the Adviser is an indirect wholly owned subsidiary of DST and on April 16, 2018, DST was acquired by SS&C resulting in a change of control of the Adviser. As discussed in the Board Considerations, in order for the Adviser to continue to serve as the investment adviser to the applicable Funds, among other approvals, the Board approved an Interim Advisory Agreement between the Adviser and the Trust, on behalf of the Funds. The Interim Advisory Agreement is effective for the earlier of 150 days from the close of the Transaction or the date of shareholder approval of the New Advisory Agreement. Under the terms of the Interim Advisory Agreement, the unitary management fee paid to the Adviser will be held in escrow until shareholder approval of the New Advisory Agreement is obtained and is reported as Cash held in escrow account on the Statement of Assets and Liabilities.

45 | May 31, 2018

RiverFront ETFs

Notes to Financial Statements	May 31, 2018 (Unaudited)

Out of the advisory fee, the Adviser pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund’s expenses and to compensate the Adviser for providing services for the Funds.

RiverFront Investment Group, LLC acts as each Fund’s sub-adviser (“Sub-Adviser”) pursuant to a sub-advisory agreement with the Trust (the ‘‘SubAdvisory Agreement’’). Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a sub-advisory fee out of the Adviser’s advisory fee for the services it provides besides RiverFront Strategic Income Fund, in which the Fund directly pays the Sub-Adviser. The fee is payable on a monthly basis at the annual rate of the relevant Fund’s average daily net assets as set out below:

Fund	Sub-Advisory Fee
RiverFront Dynamic Core Income ETF	0.35%
RiverFront Dynamic Unconstrained Income ETF	0.35%
RiverFront Dynamic US Dividend Advantage ETF	0.35%
RiverFront Dynamic US Flex-Cap ETF	0.35%
RiverFront Strategic Income Fund	0.30%

For the RiverFront Strategic Income Fund, the Sub-Adviser has agreed to waive all of its sub-advisory fee on a voluntary basis.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Funds.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, both the Chairman of the Board and Chairman of the Audit Committee each receives a quarterly retainer of $2,000, in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2018, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Fund	Purchases	Sales
RiverFront Dynamic Core Income ETF	$422,413	$7,567,768
RiverFront Dynamic Unconstrained Income ETF	2,346,321	3,621,467
RiverFront Dynamic US Dividend Advantage ETF	48,848,234	49,195,717
RiverFront Dynamic US Flex-Cap ETF	50,323,340	50,558,303
RiverFront Strategic Income Fund	39,812,606	48,254,634

For the six months ended May 31, 2018, the cost of U.S. Government security purchases and proceeds from U.S. Government security sales were as follows:

Fund	Purchases	Sales
RiverFront Dynamic Core Income ETF	$8,553,577	$292,969
RiverFront Strategic Income Fund	6,657,359	6,312,609

For the six months ended May 31, 2018, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
RiverFront Dynamic Core Income ETF	$80,433,599	$21,357,250
RiverFront Dynamic Unconstrained Income ETF	29,737,308	–
RiverFront Dynamic US Dividend Advantage ETF	94,111,720	40,456,063
RiverFront Dynamic US Flex-Cap ETF	100,274,395	25,571,616
RiverFront Strategic Income Fund	34,538,019	128,396,230

46 | May 31, 2018

RiverFront ETFs

Notes to Financial Statements	May 31, 2018 (Unaudited)

For the six months ended May 31, 2018, the in-kind net realized gains/(losses) were as follows:

Fund	Net Realized Gain/(Loss)
RiverFront Dynamic Core Income ETF	$(537,816)
RiverFront Dynamic Unconstrained Income ETF	–
RiverFront Dynamic US Dividend Advantage ETF	6,449,549
RiverFront Dynamic US Flex-Cap ETF	4,572,876
RiverFront Strategic Income Fund	(672,829)

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from each Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. RELATED PARTY TRANSACTIONS

The Fund engaged in cross trades between other funds in the Trust during the six months ended May 31, 2018 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds of the Trust pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the six months ended May 31, 2018, were as follows:

Fund	Purchase cost paid	Sale proceeds received	Realized gain/(loss) on sales
Riverfront Dynamic US Dividend Advantage ETF	$1,949,853	$851,302	$(130,543)
Riverfront Dynamic US Flex-Cap ETF	$851,302	$1,949,853	$(62,749)

7. RECENT ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchased Callable Debt Securities” which amends the amortization period for a callable debt security held at a premium from the maturity date to the earliest call date. The guidance is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the funds.

47 | May 31, 2018

RiverFront ETFs

Notes to Financial Statements	May 31, 2018 (Unaudited)

8. SHAREHOLDER MEETING

A Special Meeting of Shareholders of the Funds, each a series of the Trust, was held at the offices of ALPS Fund Services, Inc., at 1290 Broadway, Suite 1100, Denver, CO 80203 on May 31, 2018. At the meeting, the following matters were voted on by the Shareholders. The results of the Special Meeting of Shareholders are noted below:

Proposal 1: To approve a new investment advisory agreement (the “New Advisory Agreement”) between the Trust, on behalf of each Fund, and the Adviser.

	Shares Voted In Favor	Shares Voted Against/Withheld or Abstentions	Proposal Approved
RiverFront Dynamic Core Income ETF	3,186,991	5,902	Yes
RiverFront Dynamic Unconstrained Income ETF	1,342,954	3,662	Yes
RiverFront Dynamic US Dividend Advantage ETF	3,050,155	3,793	Yes
RiverFront Dynamic US Flex-Cap ETF	2,810,467	3,399	Yes
RiverFront Strategic Income Fund	5,510,712	69,717	Yes

Proposal 2: To approve a new sub-advisory agreement (the “New RiverFront Sub-Advisory Agreement”) among the Trust, on behalf of each Fund, the Adviser and the current Sub-Adviser.

	Shares Voted In Favor	Shares Voted Against/Withheld or Abstentions	Proposal Approved
RiverFront Dynamic Core Income ETF	3,187,034	5,859	Yes
RiverFront Dynamic Unconstrained Income ETF	1,342,954	3,662	Yes
RiverFront Dynamic US Dividend Advantage ETF	3,050,101	3,847	Yes
RiverFront Dynamic US Flex-Cap ETF	2,810,396	3,470	Yes

Proposal 3: To approve a proposal that would authorize the Adviser to enter into and materially amend sub-advisory agreements in the future with wholly-owned sub-advisers and unaffiliated sub-advisers, with the approval of the Board, but without obtaining additional Shareholder approval.

	Shares Voted In Favor	Shares Voted Against/Withheld or Abstentions	Proposal Approved
RiverFront Dynamic Core Income ETF	2,984,836	208,057	Yes
RiverFront Dynamic Unconstrained Income ETF	1,298,956	47,660	Yes
RiverFront Dynamic US Dividend Advantage ETF	2,855,776	198,172	Yes
RiverFront Dynamic US Flex-Cap ETF	2,685,763	128,103	Yes
RiverFront Strategic Income Fund	4,358,882	1,221,547	Yes

48 | May 31, 2018

RiverFront ETFs

Additional Information	May 31, 2018 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Funds’ proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. Forms N-Q for each Fund are available on the SEC’s website at www.sec.gov. Each Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Fund’s Forms N-Q are available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION

The Funds designate the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2017:

	Qualified Dividend Income	Dividend Received Deduction
Riverfront Dynamic US Dividend Advantage ETF	100.00%	99.16%
Riverfront Dynamic US Flex-Cap ETF	100.00%	100.00%

In early 2018, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2017 via Form 1099. The Funds will notify shareholders in early 2019 of amounts paid to them by the Funds, if any, during the calendar year 2018.

49 | May 31, 2018

RiverFront ETFs

Board Considerations Regarding Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreements	May 31, 2018 (Unaudited)

RIGS/RFFC/RFUN/RFDA/RFCI

At an in-person meeting held on March 5, 2018, the Board of Trustees of the Trust (the “Board” or the “Trustees”), including the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act, as amended (the “Independent Trustees”), evaluated a proposal to approve the continuance of each of (i) the investment advisory agreements between the Trust and ALPS Advisors, Inc. (the “Adviser” or “AAI”) with respect to the RiverFront Dynamic Unconstrained Income ETF (“RFUN”), the RiverFront Dynamic Core Income ETF (“RFCI”), the RiverFront Dynamic US Dividend Advantage ETF (“RFDA”), the RiverFront Dynamic US Flex-Cap ETF (“RFFC”) and the RiverFront Strategic Income Fund (“RIGS”) (each a “Fund” and collectively “the RiverFront ETFs”) (the “Existing Advisory Agreements”), the investment sub-advisory agreement between the Trust and RiverFront Investment Group, LLC (“RiverFront”) with respect to RIGS (the “RIGS Sub-Advisory Agreement”) and the investment sub-advisory agreement between the Adviser and RiverFront with respect to RFUN, RFCI, RFDA and RFFC (the “Existing RiverFront Sub-Advisory Agreement”); (ii) a new investment advisory agreement between the Adviser and the Trust on behalf of each Fund (the “New Advisory Agreement”); (iii) a new sub- advisory agreement between the Adviser and RiverFront with respect to RFUN, RFCI, RFDA and RFFC (the “New RiverFront Sub-Advisory Agreement”); (iv) an interim investment advisory agreement between the Adviser and the Trust on behalf of each Fund (the “Interim Advisory Agreement”); and (iv) an interim sub-advisory agreement between the RiverFront and the Adviser with respect to RFUN, RFCI, RFDA and RFFC (the “Interim RiverFront Sub-Advisory Agreement”). The Independent Trustees also met separately to consider the Existing Advisory Agreements, the New Advisory Agreement and the Interim Advisory Agreement (the “Advisory Agreements”) as well as the RIGS Sub-Advisory Agreement, the Existing RiverFront Sub-Advisory Agreement, the New RiverFront Sub-Advisory Agreement and the Interim RiverFront Sub-Advisory Agreement (the “Sub-Advisory Agreements”).

Consideration by the Board of the New Advisory Agreement, Interim Advisory Agreement, RIGS Sub-Advisory Agreement, New RiverFront Sub-Advisory Agreement and Interim RiverFront Sub-Advisory Agreement was necessary because DST Systems, Inc. (“DST”), the ultimate parent company to the Adviser, had had entered into an agreement to be acquired by SS&C Technologies Holdings, Inc. (“SS&C”) (the “Transaction”). Because the Adviser would be acquired along with DST, the closing of the Transaction (the “Closing”) may be deemed a change in control with respect to the Adviser. The Closing occurred on April 16, 2018. This change in control with respect to the Adviser may be deemed to trigger an “assignment” of the Existing Advisory Agreements and the Existing RiverFront Sub-Advisory Agreement under the Investment Company Act of 1940, as amended (the “1940 Act”). As required by the 1940 Act, the Existing Advisory Agreements and Existing RiverFront Sub-Advisory Agreement provide for their automatic termination in the event of an assignment, and therefore, the Existing Advisory Agreements and the Existing RiverFront Sub-Advisory Agreement automatically terminated upon Closing. In order for the Adviser to continue as the Fund’s investment adviser and RiverFront to continue as the sub-adviser to RFUN, RFCI, RFDA and RFFC, the Board and the Funds’ shareholders must approve the New Advisory Agreement and New RiverFront Sub-Advisory Agreement, which would take effect, if approved, upon the date of such shareholder approval. As of the date of this report, the New Advisory Agreement and New RiverFront Sub-Advisory Agreement have received shareholder approval.

In evaluating the Advisory Agreements with respect to each of the Funds, the Independent Trustees considered various factors, including (i) the nature, extent and quality of the services provided (or to be provided) by AAI with respect to the applicable Fund under the Advisory Agreements; (ii) the advisory fees and other expenses paid by the Fund compared to those of similar funds managed by other investment advisers; (iii) the costs of the services provided to the Fund by AAI and the profits realized by AAI and its affiliates from its relationship to the Fund; (iv) the extent to which economies of scale have been or would be realized if and as the assets of the Fund grow and whether fees reflect the economies of scale for the benefit of shareholders; and (v) any additional benefits and other considerations.

With respect to the nature, extent and quality of the services provided (or to be provided) by AAI under the Advisory Agreements, the Independent Trustees considered and reviewed information concerning the services provided (or to be provided) under the Advisory Agreements, financial information regarding AAI and its parent company, information describing AAI’s current organization and the background and experience of the persons responsible for the day-to-day management of the Funds.

The Independent Trustees reviewed information on the performance of each Fund and its Broadridge performance group. Based on their review, the Independent Trustees found that the nature and extent of services provided (or to be provided) to each Fund under the Advisory Agreements was appropriate and that the quality was satisfactory.

The Independent Trustees noted that the advisory fees for each Fund were unitary fees pursuant to which AAI assumes all expenses of the Funds (including the cost of transfer agency, custody, fund administration, legal, audit and other services) other than the payments under the Advisory Agreements, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

50 | May 31, 2018

RiverFront ETFs

Board Considerations Regarding Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreements	May 31, 2018 (Unaudited)

With respect to advisory fee rates, the Independent Trustees noted the following:

The net advisory fee rate for RFFC is higher than the median of its Broadridge expense group; however, its expense ratio is below the median of its Broadridge expense group. With respect to RIGS, RFUN, RFCI and RFDA, the net advisory fee rate for each of these Funds is lower than the median of its respective Broadridge expense groups. The Funds’ respective expense ratios, however, are (i) in the case of RFUN and RFCI, slightly lower than the median for its respective Broadridge expense group and (ii) in the case of RIGS and RFDA, below the median of its respective Broadridge expense group.

Based on the foregoing, and the other information available to them, the Independent Trustees concluded that the advisory fee rate for each of the Funds was reasonable under the circumstances and in light of the quality of the services provided.

The Independent Trustees considered other benefits available to AAI because of its relationship with the Funds and concluded that the advisory fees were reasonable taking into account any such benefits.

The Independent Trustees also considered with respect to each Fund the information provided by AAI about the costs and profitability of AAI with respect to each of the Funds. The Independent Trustees reviewed and noted the relatively small sizes of the Funds (other than RIGS) in considering economies of scale that may be realized by AAI. With respect to RIGS, the Independent Trustees noted that the Fund had not experienced significant growth in assets over the prior year. The Independent Trustees determined that they would continue to evaluate whether further economies of scale have been achieved on an ongoing basis.

In voting to renew each Existing Advisory Agreement and approve each New Advisory Agreement and Interim Advisory Agreement, the Independent Trustees concluded that the terms of each Advisory Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Independent Trustees considered relevant in the exercise of their reasonable business judgment. The Independent Trustees did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Existing RiverFront Sub-Advisory Agreement, RIGS Sub-advisory Agreement, New RiverFront Sub-Advisory Agreement and Interim RiverFront Sub-Advisory Agreement

In evaluating the Sub-Advisory Agreements, the Independent Trustees considered various factors, including (i) the nature, extent and quality of the services provided (or to be provided) by RiverFront with respect to the RiverFront ETFs under the Sub-Advisory Agreements; (ii) the advisory fees and other expenses paid by the RiverFront ETFs compared to those of similar funds managed by other investment advisers; (iii) the profitability to RiverFront of its sub-advisory relationship with the RiverFront ETFs and the reasonableness of compensation to RiverFront; (iv) the extent to which economies of scale would be realized if, and as, the RiverFront ETFs’ assets increase, and whether the fee level in the Sub-Advisory Agreements reflects these economies of scale; and (v) any additional benefits and other considerations.

With respect to the nature, extent and quality of the services provided (or to be provided) by RiverFront under the Sub-Advisory Agreements, the Independent Trustees considered and reviewed information concerning the services provided (or to be provided) under the Sub-Advisory Agreements, the RiverFront ETFs’ respective performance, financial information regarding RiverFront, information describing RiverFront’s current organization and the background and experience of the persons responsible for the day-to-day management of the RiverFront ETFs. Based upon their review, the Independent Trustees concluded that RiverFront was qualified to oversee the portfolio management of the RiverFront ETFs and that the services provided (or to be provided) by RiverFront to the RiverFront ETFs are satisfactory.

The Independent Trustees considered that the contractual sub-advisory fee to be paid to RiverFront from RIGS was 0.30% of RIGS’ average daily net assets out of a total management fee of 0.46% of RIGS’ average daily net assets. The Independent Trustees considered that RiverFront is contractually obligated to waive its fee through March 31, 2018, and has agreed to continue to waive its fee thereafter on a voluntary basis. The Independent Trustees considered that the contractual sub-advisory fee to be paid to RiverFront with respect to each of RFUN, RFCI, RFDA and RFFC was 0.35% of each Fund’s average daily net assets out of a total management fee of 0.51% with respect to each of RFUN’s and RFCI’s average daily net assets, respectively, and 0.52% with respect to each of RFDA’s and RFFC’s average daily net assets, respectively. Based on the consideration of all factors deemed relevant by them, the Independent Trustees concluded that the sub-advisory fees received by RiverFront under the SubAdvisory Agreements were reasonable under the circumstances and in light of the quality of services provided.

With respect to the costs of services provided and profits realized by RiverFront, the Independent Trustees considered the resources involved in managing the RiverFront ETFs as well as the fact that RiverFront, with respect to RIGS, is contractually obligated to waive its fee through March 31, 2018 and has agreed to continue to waive its fee thereafter on a voluntary basis. Based on their review of the profitability of each of the RiverFront ETFs to RiverFront, the Independent Trustees concluded that the profitability of each RiverFront ETF to RiverFront was not unreasonable.

51 | May 31, 2018

RiverFront ETFs

Board Considerations Regarding Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreements	May 31, 2018 (Unaudited)

The Independent Trustees also considered other benefits that have been and may be realized by RiverFront from its relationships with each RiverFront ETF and concluded that the sub-advisory fees with respect to each RiverFront ETF were reasonable taking into account such benefits.

The Independent Trustees considered the extent to which economies of scale may be realized if RIGS’ assets increase to its previous levels and continue to grow in size and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of the Fund’s investors. Given that RiverFront is currently waiving its entire fee through March 31, 2018, and will continue to waive its fee thereafter on a voluntary basis, the Independent Trustees concluded that economies of scale were not being achieved by RiverFront with respect to RIGS. They also noted that RIGS has experienced fluctuations in assets, which makes it difficult to quantify the potential variability in net assets and thus determine the sustainability of any potential economies of scale which may exist. The Independent Trustees also noted that RFUN, RFCI, RFDA and RFFC were all launched during June 2016 and have not yet reached significant scale in terms of assets. The Independent Trustees determined that they would continue to evaluate whether further economies of scale have been achieved on an ongoing basis with respect to each RiverFront ETF.

In voting to approve each of the Sub-Advisory Agreements, the Independent Trustees concluded that the terms of each Sub-Advisory Agreement are reasonable and fair in light of the services performed, expenses incurred and such other matters as the Independent Trustees considered relevant in the exercise of their reasonable business judgment. The Independent Trustees did not identify any single factor or group of factors as all important or controlling and considered all factors together.

52 | May 31, 2018

Semi-Annual *May 31, 2018*

This report has been prepared for shareholders of the ETFs described herein and may be distributed to others only if preceded or accompanied by a prospectus.

Learn More
866.759.5679 | alpsfunds.com

SEMI-ANNUAL REPORT
May 31, 2018

Sprott Gold Miners ETF (NYSE ARCA: SGDM)
Sprott Junior Gold Miners ETF (NYSE ARCA: SGDJ)

An ALPS Advisors Solution

ALPS
A DST Company

Performance Overview
Sprott Gold Miners ETF	1
Sprott Junior Gold Miners ETF	3
Disclosure of Fund Expenses	5
Financial Statements
Schedules of Investments
Sprott Gold Miners ETF	6
Sprott Junior Gold Miners ETF	7
Statements of Assets and Liabilities	8
Statements of Operations	9
Statements of Changes in Net Assets
Sprott Gold Miners ETF	10
Sprott Junior Gold Miners ETF	11
Financial Highlights	12
Notes to Financial Statements	14
Additional Information	21
Board Considerations Regarding Approval of Investment Advisory Agreements	23

alpsfunds.com

Sprott Gold Miners ETF

Performance Overview	May 31, 2018 (Unaudited)

Investment Objective

Sprott Gold Miners ETF (the “Fund”) employs a “passive management”—or indexing—investment approach designed to seek investment results that correspond (before fees and expenses) generally to the performance of the Sprott Zacks Gold Miners Index (the “Underlying Index”).

The Underlying Index was created by Zacks Index Services to provide a means of generally tracking the performance of gold and silver mining companies whose stocks are traded on major U.S. exchanges. The Underlying Index uses a transparent, rules-based methodology that is designed to identify the stocks of 25 gold and silver mining companies with the highest beta† to the spot price of gold, with each stock’s weighting in the index adjusted based on its quarterly revenue growth on a year-over-year basis and the quality of its balance sheet, as measured by long-term debt to equity. The Underlying Index is rebalanced on a quarterly basis to incorporate the latest financial data into the screening process. At least 80% of the Underlying Index (by weight) must consist of gold mining companies while no more than 20% may consist of silver mining companies.

Performance (as of May 31, 2018)

	6 Months	1 Year	3 Year	Since Inception^
Sprott Gold Miners ETF - NAV	0.12%	-1.91%	4.73%	-5.36%
Sprott Gold Miners ETF - Market Price*	0.17%	-1.66%	4.77%	-5.32%
Sprott Zacks Gold Miners Total Return Index	0.44%	-1.25%	5.46%	-4.67%
S&P 500® Total Return Index	3.16%	14.38%	10.97%	10.70%

Total Expense Ratio (per the current prospectus) 0.57%

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.855.215.1425.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

†	Beta is defined as a sensitivity measure based on regression against the spot gold price movement during the trailing 36 months.

^	The Fund’s Commencement date was July 15, 2014.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Sprott Zacks Gold Miners Total Return Index is comprised of approximately 25 stocks selected, based on investment and other criteria, from a universe of gold and silver mining companies whose stock is listed on a major U.S. exchange. The stocks are selected using a proprietary, quantitative rules-based methodology developed by Zacks Index Services.

S&P 500® Total Return Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

The indexes are reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund is concentrated in the gold and silver mining industry. As a result, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold and silver mining industry. Also, gold and silver mining companies are highly dependent on the price of gold and silver bullion. These prices may fluctuate substantially over short periods of time so the Fund’s Share price may be more volatile than other types of investments.

Funds that emphasize investments in small-cap and mid-cap companies will generally experience greater price volatility.

Funds investing in foreign and emerging markets will also generally experience greater price volatility.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The Sprott Gold Miners ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Sprott Gold Miners ETF.

ALPS Portfolio Solutions Distributor, Inc. is not affiliated with Sprott or Zacks Index Services, a division of Zacks Investment Management.

1 | May 31, 2018

Sprott Gold Miners ETF

Performance Overview	May 31, 2018 (Unaudited)

Top 10 Holdings* (as of May 31, 2018)

Randgold Resources, Ltd.	12.79%
Agnico Eagle Mines, Ltd.	11.55%
Goldcorp, Inc.	10.85%
Newmont Mining Corp.	10.08%
IAMGOLD Corp.	5.08%
Royal Gold, Inc.	4.48%
Cia de Minas Buenaventura SAA	4.43%
Barrick Gold Corp.	4.43%
Alamos Gold, Inc.	4.04%
Yamana Gold, Inc.	3.53%
Total % of Top 10 Holdings	71.26%

Country Allocation* (as of May 31, 2018)

Canada	57.43%
United States	17.81%
Jersey	12.80%
South Africa	7.53%
Peru	4.43%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned)

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2018)

Comparison of Change in Value of $10,000 Investment in the Fund and the Underlying Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 | May 31, 2018

Sprott Junior Gold Miners ETF

Performance Overview	May 31, 2018 (Unaudited)

Investment Objective

Sprott Junior Gold Miners ETF (the “Fund”) employs a “passive management”—or indexing—investment approach designed to seek investment results that correspond (before fees and expenses) generally to the performance of the Sprott Zacks Junior Gold Miners Index (the “Underlying Index”).

The Underlying Index was created by Zacks Index Services to provide a means of generally tracking the performance of “junior” gold and silver mining companies whose stocks are traded on major U.S. or Canadian exchanges. Junior companies include early stage mining companies that are in the exploration stage only or that hold properties that might not ultimately produce gold or silver. The Underlying Index uses a transparent, rules-based methodology that is designed to identify between 30 to 40 junior gold and silver stocks with market capitalization between $250 million and $2 billion. Excluding companies with market capitalization below $250 million aims to exclude very early stage exploration companies whose historical success rate is low. Each stock’s weighting in the Underlying Index is adjusted based on 2 company factors: 1) Revenue Growth and 2) Price Momentum. The Underlying Index is reconstituted on a semi-annual basis, in November and May, to incorporate the latest factor scores into the selection and weighting process. At least 80% of the Underlying Index (by weight) must consist of junior gold mining companies while no more than 20% may consist of junior silver mining companies.

Performance (as of May 31, 2018)

	6 Months	1 Year	3 Year	Since Inception^
Sprott Junior Gold Miners ETF - NAV	-6.06%	-5.04%	3.55%	7.40%
Sprott Junior Gold Miners ETF - Market Price*	-5.85%	-4.94%	3.57%	7.44%
Sprott Zacks Junior Gold Miners Total Return Index	-5.76%	-4.39%	4.48%	8.37%
S&P 500® Total Return Index	3.16%	14.38%	10.97%	10.83%

Total Expense Ratio (per the current prospectus) 0.57%

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.855.215.1425.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund’s Commencement date was March 31, 2015.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Sprott Zacks Junior Gold Miners Total Return Index is comprised of between 30 to 40 stocks selected, based on investment and other criteria, from a universe of gold and silver mining companies whose stocks are listed on a major U.S. or Canadian exchange. The stocks are selected using a proprietary, quantitative rules-based methodology developed by Zacks Index Services.

S&P 500® Total Return Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

The indexes are reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund is concentrated in the gold and silver mining industry. As a result, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold and silver mining industry. Also, gold and silver mining companies are highly dependent on the price of gold and silver bullion. These prices may fluctuate substantially over short periods of time so the Fund’s Share price may be more volatile than other types of investments.

Funds that emphasize investments in small-cap and mid-cap companies will generally experience greater price volatility. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable. These companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth.

Funds investing in foreign and emerging markets will also generally experience greater price volatility.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The Sprott Junior Gold Miners ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Sprott Junior Gold Miners ETF.

ALPS Portfolio Solutions Distributor, Inc. is not affiliated with Sprott or Zacks Index Services, a division of Zacks Investment Management.

3 | May 31, 2018

Sprott Junior Gold Miners ETF

Performance Overview	May 31, 2018 (Unaudited)

Top 10 Holdings* (as of May 31, 2018)

OceanaGold Corp.	6.97%
Centerra Gold, Inc.	6.76%
Coeur Mining, Inc.	6.51%
Pretium Resources, Inc.	5.98%
Endeavour Mining Corp.	5.66%
Tahoe Resources, Inc.	4.81%
Osisko Gold Royalties, Ltd.	4.81%
Sibanye Gold, Ltd.	4.34%
New Gold, Inc.	3.89%
First Majestic Silver Corp.	3.78%
Total % of Top 10 Holdings	53.51%

Country Allocation* (as of May 31, 2018)

Canada	77.51%
United States	10.20%
South Africa	6.63%
United Kingdom	5.66%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned)

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2018)

Comparison of Change in Value of $10,000 Investment in the Fund and the Underlying Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4 | May 31, 2018

Sprott ETFs

Disclosure of Fund Expenses	May 31, 2018 (Unaudited)

Shareholder Expense Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2018.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expense Ratio(a)	Expenses Paid During Period 12/1/17 - 5/31/18(b)
Sprott Gold Miners ETF
Actual	$1,000.00	$1,001.20	0.57%	$2.84
Hypothetical (5% return before expenses)	$1,000.00	$1,022.09	0.57%	$2.87
Sprott Junior Gold Miners ETF
Actual	$1,000.00	$939.40	0.57%	$2.76
Hypothetical (5% return before expenses)	$1,000.00	$1,022.09	0.57%	$2.87

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

5 | May 31, 2018

Sprott Gold Miners ETF

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.95%)
Gold Mining (93.33%)
Agnico Eagle Mines, Ltd.	458,920	$20,628,454
Alamos Gold, Inc., Class A	1,300,972	7,207,385
AngloGold Ashanti, Ltd., Sponsored ADR	537,316	4,631,664
B2Gold Corp.(a)	2,229,451	6,086,401
Barrick Gold Corp.	599,738	7,910,544
Cia de Minas Buenaventura SAA, ADR	511,653	7,915,272
Gold Fields, Ltd., Sponsored ADR	1,166,840	4,165,619
Goldcorp, Inc.	1,353,110	19,376,535
Harmony Gold Mining Co., Ltd., Sponsored ADR(b)	1,391,337	2,365,273
IAMGOLD Corp.(a)	1,453,482	9,069,728
Kinross Gold Corp.(a)	1,469,506	5,290,221
McEwen Mining, Inc.(b)	1,884,882	4,240,984
Newmont Mining Corp.	462,104	17,989,709
Randgold Resources, Ltd., ADR	287,297	22,845,857
Royal Gold, Inc.	89,189	7,996,686
Sandstorm Gold, Ltd.(a)(b)	878,273	3,978,577
Seabridge Gold, Inc.(a)(b)	240,716	2,671,948
Sibanye Gold, Ltd., Sponsored ADR(a)(b)	885,733	2,285,191
SSR Mining, Inc.(a)(b)	361,917	3,702,411
Yamana Gold, Inc.	2,165,141	6,300,560
Total Gold Mining		166,659,019

Silver Mining (6.62%)
Coeur Mining, Inc.(a)	186,076	1,499,772
First Majestic Silver Corp.(a)(b)	261,797	1,856,141
Fortuna Silver Mines, Inc.(a)	368,810	2,039,519
Pan American Silver Corp.	244,969	4,333,502
Silvercorp Metals, Inc.	723,300	2,090,337
Total Silver Mining		11,819,271

TOTAL COMMON STOCKS
(Cost $174,845,891)		178,478,290

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (4.88%)
Money Market Fund (0.04%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $74,814)	1.669%	74,814	74,814

Investments Purchased with Collateral from Securities Loaned (4.84%)
State Street Navigator Securities Lending Prime Portfolio, 1.77%
(Cost $8,647,273)		8,647,273	8,647,273
TOTAL SHORT TERM INVESTMENTS
(Cost $8,722,087)			8,722,087
7 Day Yield	Shares	Value
TOTAL INVESTMENTS (104.83%)
(Cost $183,567,978)		$187,200,377

NET LIABILITIES LESS OTHER ASSETS (-4.83%)		(8,637,931)

NET ASSETS (100.00%)		$178,562,446

(a)	Non-income producing security.

(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $8,130,611.

See Notes to Financial Statements.

6 | May 31, 2018

Sprott Junior Gold Miners ETF

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.99%)
Gold Mining (78.19%)
Alacer Gold Corp.(a)	1,888,885	$3,467,181
Argonaut Gold, Inc.(a)(b)	738,320	1,343,849
Asanko Gold, Inc.(a)	1,555,700	1,883,734
Centerra Gold, Inc.(a)	1,805,149	9,481,000
China Gold International Resources Corp., Ltd.(a)(b)	2,604,196	5,141,710
Continental Gold, Inc.(a)(b)	383,581	1,079,802
Detour Gold Corp.(a)	362,973	2,869,407
Eldorado Gold Corp.(a)(b)	1,617,402	1,811,490
Endeavour Mining Corp.(a)(b)	457,620	7,937,586
Gold Resource Corp.	362,100	2,259,504
Gold Standard Ventures Corp.(a)(b)	541,132	822,521
Golden Star Resources, Ltd.(a)(b)	1,596,899	1,122,620
Guyana Goldfields, Inc.(a)	736,470	2,777,525
Harmony Gold Mining Co., Ltd., Sponsored ADR(b)	1,888,395	3,210,271
New Gold, Inc.(a)	2,385,813	5,463,512
Novagold Resources, Inc.(a)(b)	661,391	3,201,132
OceanaGold Corp.	3,976,204	9,782,578
Osisko Gold Royalties, Ltd.	658,926	6,743,751
Premier Gold Mines, Ltd.(a)	436,948	909,887
Pretium Resources, Inc.(a)(b)	1,162,050	8,390,001
Roxgold, Inc.(a)	2,396,900	2,255,297
Sandstorm Gold, Ltd.(a)(b)	399,239	1,808,553
Seabridge Gold, Inc.(a)(b)	120,630	1,338,993
SEMAFO, Inc.(a)	711,904	1,938,162
Sibanye Gold, Ltd., Sponsored ADR(a)(b)	2,362,900	6,096,282
SSR Mining, Inc.(a)	511,151	5,229,075
Tahoe Resources, Inc.	1,287,102	6,744,414
Teranga Gold Corp.(a)	687,700	2,853,483
Torex Gold Resources, Inc.(a)	175,243	1,711,072
Total Gold Mining		109,674,392

Precious Metals (1.49%)
Leagold Mining Corp.(a)	965,600	2,092,655
Total Precious Metals		2,092,655

Silver Mining (20.31%)
Coeur Mining, Inc.(a)	1,132,852	9,130,787
Endeavour Silver Corp.(a)	766,074	2,152,668
First Majestic Silver Corp.(a)(b)	748,713	5,308,375
Fortuna Silver Mines, Inc.(a)	949,797	5,252,377
Hecla Mining Co.	762,302	2,866,255
MAG Silver Corp.(a)	163,658	1,907,198
Silvercorp Metals, Inc.	639,534	1,869,377
Total Silver Mining		28,487,037

TOTAL COMMON STOCKS
(Cost $148,188,063)		140,254,084
7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (14.49%)
Money Market Fund (0.04%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $59,050)	1.669%	59,050	$59,050

Investments Purchased with Collateral from Securities Loaned (14.45%)
State Street Navigator Securities Lending Prime Portfolio, 1.77%
(Cost $20,275,105)		20,275,105	20,275,105
TOTAL SHORT TERM INVESTMENTS
(Cost $20,334,155)			20,334,155

TOTAL INVESTMENTS (114.48%)
(Cost $168,522,218)			$160,588,239

NET LIABILITIES LESS OTHER ASSETS (-14.48%)			(20,318,715)

NET ASSETS (100.00%)			$140,269,524

(a)	Non-income producing security.

(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $20,435,498.

See Notes to Financial Statements.

7 | May 31, 2018

Sprott ETFs

Statements of Assets and Liabilities	May 31, 2018 (Unaudited)

	Sprott Gold Miners ETF	Sprott Junior Gold Miners ETF
ASSETS:
Investments, at value	$187,200,377	$160,588,239
Cash held in escrow account (Note 3)	39,293	32,840
Foreign tax reclaims	14,157	4,743
Dividends receivable	81,231	21,755
Total Assets	187,335,058	160,647,577

LIABILITIES:
Payable to adviser	125,339	102,948
Payable for collateral upon return of securities loaned	8,647,273	20,275,105
Total Liabilities	8,772,612	20,378,053
NET ASSETS	$178,562,446	$140,269,524

NET ASSETS CONSIST OF:
Paid-in capital	$253,569,839	$171,065,820
Accumulated net investment income/(loss)	514,377	(795,934)
Accumulated net realized loss	(79,154,169)	(22,066,358)
Net unrealized appreciation/(depreciation)	3,632,399	(7,934,004)
NET ASSETS	$178,562,446	$140,269,524

INVESTMENTS, AT COST	$183,567,978	$168,522,218

PRICING OF SHARES
Net Assets	$178,562,446	$140,269,524
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	9,050,000	4,750,000
Net Asset Value, offering and redemption price per share	$19.73	$29.53

See Notes to Financial Statements.

8 | May 31, 2018

Sprott ETFs

Statements of Operations	For the Six Months Ended May 31, 2018 (Unaudited)

	Sprott Gold Miners ETF	Sprott Junior Gold Miners ETF
INVESTMENT INCOME:
Dividends(a)	$947,730	$93,686
Securities lending income	88,209	125,259
Total Investment Income	1,035,939	218,945

EXPENSES:
Investment adviser fees	508,595	421,057
Total Expense	508,595	421,057
NET INVESTMENT INCOME/(LOSS)	527,344	(202,112)

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized loss on investments	(3,080,373)	(8,320,461)
Net realized gain on foreign currency transactions	–	2,417
Net realized gain/(loss)	(3,080,373)	(8,318,044)
Net change in unrealized appreciation/(depreciation) on investments	2,294,380	(622,470)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	–	65
Net change in unrealized appreciation/(depreciation)	2,294,380	(622,405)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(785,993)	(8,940,449)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(258,649)	$(9,142,561)

(a)	Net of foreign tax withholding in the amounts of $53,957 and $12,481 respectively.

See Notes to Financial Statements.

9 | May 31, 2018

Sprott Gold Miners ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2018 (Unaudited)	For the Year Ended November 30, 2017
OPERATIONS:
Net investment income	$527,344	$387,681
Net realized loss	(3,080,373)	(18,766,501)
Net change in unrealized appreciation	2,294,380	24,893,190
Net increase/(decrease) in net assets resulting from operations	(258,649)	6,514,370

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,074,960)	(35,497)
Total distributions	(1,074,960)	(35,497)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	22,162,752	30,281,812
Cost of shares redeemed	(6,812,107)	(56,080,225)
Net increase/(decrease) from capital share transactions	15,350,645	(25,798,413)
Net increase/(decrease) in net assets	14,017,036	(19,319,540)

NET ASSETS:
Beginning of period	164,545,410	183,864,950
End of period *	$178,562,446	$164,545,410

*Including accumulated net investment income of:	$514,377	$1,061,993

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	8,300,000	9,600,000
Shares sold	1,100,000	1,500,000
Shares redeemed	(350,000)	(2,800,000)
Shares outstanding, end of period	9,050,000	8,300,000

See Notes to Financial Statements.

10 | May 31, 2018

Sprott Junior Gold Miners ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2018 (Unaudited)	For the Year Ended November 30, 2017
OPERATIONS:
Net investment loss	$(202,112)	$(294,722)
Net realized gain/(loss)	(8,318,044)	5,266,703
Net change in unrealized depreciation	(622,405)	(8,013,072)
Net decrease in net assets resulting from operations	(9,142,561)	(3,041,091)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(223,107)	(815,000)
Total distributions	(223,107)	(815,000)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	7,569,156	151,798,691
Cost of shares redeemed	(7,484,427)	(46,248,833)
Net increase from capital share transactions	84,729	105,549,858
Net increase/(decrease) in net assets	(9,280,939)	101,693,767

NET ASSETS:
Beginning of period	149,550,463	47,856,696
End of period *	$140,269,524	$149,550,463

*Including accumulated net investment loss of:	$(795,934)	$(370,715)

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	4,750,000	1,450,000
Shares sold	250,000	4,700,000
Shares redeemed	(250,000)	(1,400,000)
Shares outstanding, end of period	4,750,000	4,750,000

See Notes to Financial Statements.

11 | May 31, 2018

Sprott Gold Miners ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2018 (Unaudited)		For the Year Ended November 30, 2017		For the Year Ended November 30, 2016		For the Year Ended November 30, 2015	For the Period July 15, 2014 (Commencement of Operations) to November 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$19.82		$19.15		$12.97		$17.44	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.06		0.04		(0.00	)(b)	0.10	0.02
Net realized and unrealized gain/(loss)	(0.03)		0.63		6.37		(4.52)	(7.58)
Total from investment operations	0.03		0.67		6.37		(4.42)	(7.56)

DISTRIBUTIONS:
From net investment income	(0.12)		(0.00	)(b)	(0.19)		(0.05)	–
Total distributions	(0.12)		(0.00	)(b)	(0.19)		(0.05)	–

Net increase/(decrease) in net asset value	(0.09)		0.67		6.18		(4.47)	(7.56)
NET ASSET VALUE, END OF PERIOD	$19.73		$19.82		$19.15		$12.97	$17.44
TOTAL RETURN(c)	0.12%		3.52%		49.82%		(25.44)%	(30.24)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$178,562		$164,545		$183,865		$112,158	$88,956

Ratio of expenses to average net assets	0.57	%(d)	0.57%		0.57%		0.57%	0.57	%(d)
Ratio of net investment income/(loss) to average net assets	0.59	%(d)	0.21%		(0.01)%		0.61%	0.31	%(d)
Portfolio turnover rate(e)	25%		101%		74%		78%	36%

(a)	Based on average shares outstanding during the period.

(b)	Less than $0.005 per share.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

12 | May 31, 2018

Sprott Junior Gold Miners ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2018 (Unaudited)		For the Year Ended November 30, 2017	For the Year Ended November 30, 2016	For the Period March 31, 2015 (Commencement of Operations) to November 30, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$31.48		$33.00	$19.65	$24.18

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss) (a)	(0.04)		(0.09)	(0.05)	0.04
Net realized and unrealized gain/(loss)	(1.86)		(0.87)	13.56	(4.57)
Total from investment operations	(1.90)		(0.96)	13.51	(4.53)

DISTRIBUTIONS:
From net investment income	(0.05)		(0.56)	(0.16)	–
Total distributions	(0.05)		(0.56)	(0.16)	–

Net increase/(decrease) in net asset value	(1.95)		(1.52)	13.35	(4.53)
NET ASSET VALUE, END OF PERIOD	$29.53		$31.48	$33.00	$19.65
TOTAL RETURN(b)	(6.06)%		(2.99)%	69.35%	(18.73)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$140,270		$149,550	$47,857	$23,579

Ratio of expenses to average net assets	0.57	%(c)	0.57%	0.57%	0.57	%(c)
Ratio of net investment income/(loss) to average net assets	(0.27	)%(c)	(0.26)%	(0.14)%	0.29	%(c)
Portfolio turnover rate(d)	23%		74%	61%	71%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

13 | May 31, 2018

Sprott ETFs

Notes to Financial Statements	May 31, 2018 (Unaudited)

1.  ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2018, the Trust consisted of twenty separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the Sprott Gold Miners ETF and the Sprott Junior Gold Miners ETF (each a “Fund” and collectively, the “Funds”).

The investment objective of the Sprott Gold Miners ETF is to seek investment results that correspond (before fees and expenses) generally to the performance of its underlying index, the Sprott Zacks Gold Miners Index (the “Underlying Index”). The investment advisor uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Sprott Gold Miners ETF is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The investment objective of the Sprott Junior Gold Miners ETF is to seek investment results that correspond (before fees and expenses) generally to the performance of its underlying index, the Sprott Zacks Junior Gold Miners Index (the “Underlying Index”). The investment advisor uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Sprott Junior Gold Miners ETF is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Funds’ Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. Each Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the specified Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

14 | May 31, 2018

Sprott ETFs

Notes to Financial Statements	May 31, 2018 (Unaudited)

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments at May 31, 2018:

Sprott Gold Miners ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$178,478,290	$–	$–	$178,478,290
Short Term Investments
Money Market Fund	74,814	–	–	74,814
Investments Purchased with Collateral from
Securities Loaned	8,647,273	–	–	8,647,273
TOTAL	$187,200,377	$–	$–	$187,200,377

15 | May 31, 2018

Sprott ETFs

Notes to Financial Statements	May 31, 2018 (Unaudited)

Sprott Junior Gold Miners ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$140,254,084	$–	$–	$140,254,084
Short Term Investments
Money Market Fund	59,050	–	–	59,050
Investments Purchased with Collateral from
Securities Loaned	20,275,105	–	–	20,275,105
TOTAL	$160,588,239	$–	$–	$160,588,239

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Funds recognize transfers between levels as of the end of the period. For the six months ended May 31, 2018, the Funds did not have any transfers between Level 1 and Level 2 securities. The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

C. Gold and Silver Mining Industry Risk

The Funds are concentrated in the gold and silver mining industry. As a result, these Funds will be sensitive to changes in, and their performance will depend to a greater extent on, the overall condition of the gold and silver mining industry. Competitive pressures may have a significant effect on the financial condition of such companies in the gold and silver mining industry. Also, gold and silver mining companies are highly dependent on the price of gold and silver bullion. These prices may fluctuate substantially over short periods of time so a Fund’s Share price may be more volatile than other types of investments. In times of significant inflation or great economic uncertainty, gold, silver and other precious metals may outperform traditional investments such as bonds and stocks. However, in times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold, silver and other precious metals may be adversely affected, which could in turn affect a Fund’s returns. The production and sale of precious metals by governments or central banks or other large holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the supply and prices of precious metals. Economic and political conditions in those countries that are the largest producers of gold may have a direct effect on the production and marketing of gold and on sales of central bank gold holdings. Some gold and precious metals mining operation companies may hedge their exposure to falls in gold and precious metals prices by selling forward future production, which may result in lower returns during periods when the price of gold and precious metals increases. The gold and precious metals industry can be significantly affected by events relating to international political developments, the success of exploration projects, commodity prices and tax and government regulations. If a natural disaster or other event with a significant economic impact occurs in a region where the companies in which each Fund invests operate, such disaster or event could negatively affect the profitability of such companies and, in turn, the Funds’ investment in them.

D. Foreign Investment Risk

The Funds’ investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Funds will not enter into transactions to hedge against declines in the value of a Fund’s assets that are denominated in a foreign currency.

Countries with emerging markets may have relatively unstable governments and may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates.

E. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

16 | May 31, 2018

Sprott ETFs

Notes to Financial Statements	May 31, 2018 (Unaudited)

F. Concentration Risk

Each Fund seeks to track its respective Underlying Index, which itself may have concentration in certain regions, economies, countries, markets, industries or sectors. Based on the current composition of their respective Underlying Indexes, the Funds will be concentrated in the gold and silver mining industry. Underperformance or increased risk in such concentrated areas may result in underperformance or increased risk in each Fund.

G. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

H. Dividends and Distributions to Shareholders

Dividends from net investment income for each Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

I. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2018.

The tax character of the distributions paid by the Funds were as follows:

Ordinary Income
November 30, 2017
Sprott Gold Miners ETF	$35,497
Sprott Junior Gold Miners ETF	815,342

At November 30, 2017, the Funds had available for tax purposes unused capital loss carryforwards as follows:

Fund	Short-Term	Long-Term
Sprott Gold Miners ETF	$57,151,739	$18,695,050
Sprott Junior Gold Miners ETF	11,262,272	1,790,432

As of May 31, 2018, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Sprott Gold Miners ETF	Sprott Junior Gold Miners ETF
Gross appreciation (excess of value over tax cost)	$15,416,570	$5,086,651
Gross depreciation (excess of tax cost over value)	(11,994,797)	(13,610,384)
Net unrealized appreciation (depreciation)	3,421,773	(8,523,733)
Cost of investments for income tax purposes	$183,778,604	$169,111,972

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2018.

J. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

17 | May 31, 2018

Sprott ETFs

Notes to Financial Statements	May 31, 2018 (Unaudited)

As of and during the six months ended May 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years for the Sprott Gold Miners ETF and the Sprott Junior Gold Miners ETF have incorporated no uncertain tax positions that require a provision for income taxes.

K. Lending of Portfolio Securities

The Funds have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. The Funds may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. Each Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and by cash equivalents (including irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower). The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S. equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in each Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of May 31, 2018:

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Sprott Gold Miners ETF	$8,130,611	$8,647,273	$66,125	$8,713,398
Sprott Junior Gold Miners ETF	20,435,498	20,275,105	1,336,760	21,611,865

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2018:

	Remaining contractual maturity of the agreements
Sprott Gold Miners ETF
Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$8,647,273	$–	$–	$–	$8,647,273
Total Borrowings					8,647,273
Gross amount of recognized liabilities for securities lending (collateral received)					$8,647,273

18 | May 31, 2018

Sprott ETFs

Notes to Financial Statements	May 31, 2018 (Unaudited)

Sprott Junior Gold Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$20,275,105	$–	$–	$–	$20,275,105
Total Borrowings					20,275,105
Gross amount of recognized liabilities for securities lending (collateral received)					$20,275,105

3.  INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Funds’ investment adviser pursuant to an advisory agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary fee for the services and facilities it provides, payable on a monthly basis as a percentage of each Fund’s average daily net assets as set forth below. From time to time, the Adviser may waive all or a portion of its fee.

Fund	Advisory Fee
Sprott Gold Miners ETF	0.57%
Sprott Junior Gold Miners ETF	0.57%

Capitalized terms used but not defined within this paragraph, shall have the respective meanings given to them in the Board Considerations Regarding Approval of Investment Advisory Agreement section of this Semi-Annual Report (“Board Considerations”). As discussed in the Board Considerations, the Adviser is an indirect wholly owned subsidiary of DST and on April 16, 2018, DST was acquired by SS&C resulting in a change of control of the Adviser. As discussed in the Board Considerations, in order for the Adviser to continue to serve as the investment adviser to the applicable Funds, among other approvals, the Board approved an Interim Advisory Agreement between the Adviser and the Trust, on behalf of the Funds. The Interim Advisory Agreement is effective for the earlier of 150 days from the close of the Transaction or the date of shareholder approval of the New Advisory Agreement. Under the terms of the Interim Advisory Agreement, the unitary management fee paid to the Adviser will be held in escrow until shareholder approval of the New Advisory Agreement is obtained and is reported as Cash held in escrow account on the Statement of Assets and Liabilities.

Out of the unitary management fee, the Adviser pays substantially all expenses for each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses, such as litigation, not incurred in the ordinary course of each Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of the Funds’ expenses and to compensate the Adviser for providing services for the Funds.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator to the Funds.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, both the Chairman of the Board and Chairman of the Audit Committee each receives a quarterly retainer of $2,000, in connection with their respective roles.

19 | May 31, 2018

Sprott ETFs

Notes to Financial Statements	May 31, 2018 (Unaudited)

4.  PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2018, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Sprott Gold Miners ETF	$44,066,859	$44,555,010
Sprott Junior Gold Miners ETF	34,403,611	34,767,000

For the six months ended May 31, 2018, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Sprott Gold Miners ETF	$22,162,341	$6,813,483
Sprott Junior Gold Miners ETF	7,569,194	7,484,562

For the six months ended May 31, 2018, the Sprott Gold Miners ETF and the Sprott Junior Gold Miners ETF had in-kind net realized gains of $933,256 and $549,288 respectively.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in kind transactions are also not deductible for tax purposes.

5.  CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6.  RELATED PARTY TRANSACTIONS

Each Fund engaged in cross trades between other funds in the Trust during the six months ended May 31, 2018 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds of the Trust pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the six months ended May 31, 2018 was as follows:

Fund	Purchase cost paid	Sale proceeds received	Realized gain/(loss) on sales
Sprott Gold Miners ETF	$1,580,329	$959,533	$(43,892)
Sprott Junior Gold Miners ETF	$959,533	$481,859	$(2,380,438)

20 | May 31, 2018

Sprott ETFs

Additional Information	May 31, 2018 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Funds’ proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. Form N-Q for each Fund will be available on the SEC’s website at www.sec.gov. Each Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Fund’s Form N-Q will be available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION

The Funds designate the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2017:

	Qualified Dividend Income	Dividend Received Deduction
Sprott Gold Miners ETF	86.63%	24.78%
Sprott Gold Miners Junior ETF	76.06%	0.00%

In early 2018, if applicable, shareholders of record received this information for the distribution paid to them by the Funds during the calendar year 2017 via Form 1099. The Funds will notify shareholders in early 2019 of amounts paid to them by the Funds, if any, during the calendar year 2018.

LICENSING AGREEMENTS

Sprott Gold Miners ETF

Zacks Investment Management, Inc. (the “Licensor”) has entered into a license agreement with Sprott Asset Management LP (“Sprott”) to use the “Sprott” name and certain related intellectual property in connection with the underlying index, the Sprott Zacks Gold Miners Index (the “Underlying Index”) (the “Sprott License Agreement”). Pursuant to the Sprott License Agreement, Sprott in turn has entered into a sublicense agreement with ALPS Advisers, Inc. to use the Underlying Index (the “Sublicense Agreement”) in connection with the Sprott Gold Miners ETF (the “Product”).

The following disclosure relates to the Licensor and Sprott:

The Product(s) is not sponsored, endorsed, sold or promoted by ZACKS INVESTMENT MANAGEMENT, INC. (“Licensor”) Licensor makes no representation or warranty, express or implied, regarding the advisability of investing in securities generally or in the Product(s) particularly or the ability of the Index to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined and composed by Licensor without regard to the Licensee or the owners of the Product(s). Licensor has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining or composing the Index. Licensor shall not be liable to any person for any error in the Index nor shall it be under any obligation to advise any person of any error therein.

The Fund is not sponsored by Sprott. Sprott makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities or commodities generally or in the Fund particularly and does not guarantee the quality, accuracy or completeness of the Underlying Index or any Underlying Index data included herein or derived therefrom and assume no liability in connection with their use. The Underlying Index is determined and composed without regard to the Adviser or the Fund. Sprott has no obligation to take the needs of the Adviser, the Fund or the shareholders of the Fund into consideration in connection with the foregoing. Sprott is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the NAV of the Fund. Sprott has no obligation or liability in connection with the administration or trading of the Fund.

21 | May 31, 2018

Sprott ETFs

Additional Information	May 31, 2018 (Unaudited)

Sprott does not guarantee the accuracy and/or completeness of the Underlying Index or any data included therein, and Sprott shall have no liability for any errors, omissions, or interruptions therein. Sprott makes no warranty, express or implied, as to results to be obtained by the Adviser, the Fund, Fund shareholders or any other person or entity from the use of the Underlying Index or any data included therein. Sprott makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Sprott have any liability for any special, punitive, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

Sprott Junior Gold Miners ETF

Zacks Investment Management, Inc. (the “Licensor”) has entered into a license agreement with Sprott Asset Management LP (“Sprott”) to use the “Sprott” name and certain related intellectual property in connection with the underlying index, the Sprott Zacks Junior Gold Miners Index (the “Underlying Index”) (the “Sprott License Agreement”). Pursuant to the Sprott License Agreement, Sprott in turn has entered into a sublicense agreement with ALPS Advisers, Inc. to use the Underlying Index (the “Sublicense Agreement”) in connection with the Sprott Junior Gold Miners ETF (the “Product”).

The following disclosure relates to the Licensor and Sprott:

The Product(s) is not sponsored, endorsed, sold or promoted by ZACKS INVESTMENT MANAGEMENT, INC. (“Licensor”) Licensor makes no representation or warranty, express or implied, regarding the advisability of investing in securities generally or in the Product(s) particularly or the ability of the Index to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined and composed by Licensor without regard to the Licensee or the owners of the Product(s). Licensor has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining or composing the Index. Licensor shall not be liable to any person for any error in the Index nor shall it be under any obligation to advise any person of any error therein.

The Fund is not sponsored by Sprott. Sprott makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities or commodities generally or in the Fund particularly and does not guarantee the quality, accuracy or completeness of the Underlying Index or any Underlying Index data included herein or derived therefrom and assume no liability in connection with their use. The Underlying Index is determined and composed without regard to the Adviser or the Fund. Sprott has no obligation to take the needs of the Adviser, the Fund or the shareholders of the Fund into consideration in connection with the foregoing. Sprott is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the NAV of the Fund. Sprott has no obligation or liability in connection with the administration or trading of the Fund.

Sprott does not guarantee the accuracy and/or completeness of the Underlying Index or any data included therein, and Sprott shall have no liability for any errors, omissions, or interruptions therein. Sprott makes no warranty, express or implied, as to results to be obtained by the Adviser, the Fund, Fund shareholders or any other person or entity from the use of the Underlying Index or any data included therein. Sprott makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Sprott have any liability for any special, punitive, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

22 | May 31, 2018

Sprott ETFs

Board Considerations Regarding Approval of Investment Advisory Agreements	May 31, 2018 (Unaudited)

At an in-person meeting held on March 5, 2018, the Board of Trustees of the Trust (the “Board” or the “Trustees”), including the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act, as amended (the “Independent Trustees”), evaluated a proposal to approve each of (i) the continuance of the investment advisory agreements between the Trust and ALPS Advisors, Inc. (the “Adviser” or “AAI”) with respect to the Sprott Gold Miners ETF (“SGDM”) and Sprott Junior Gold Miners ETF (“SGDJ”), (each “a Fund” and collectively the “Funds”) (the “Existing Advisory Agreements”); (ii) a new investment advisory agreement between the Adviser and the Trust on behalf of each Fund (the “New Advisory Agreement”); and (iii) an interim investment advisory agreement between the Adviser and the Trust on behalf of each Fund (the “Interim Advisory Agreement” and together with the Existing Advisory Agreements and New Advisory Agreement, the “Advisory Agreements”). The Independent Trustees also met separately to consider the Advisory Agreements.

Consideration by the Board of the New Advisory Agreement and Interim Advisory Agreement was necessary because DST Systems, Inc. (“DST”), the ultimate parent company to the Adviser, had had entered into an agreement to be acquired by SS&C Technologies Holdings, Inc. (“SS&C”) (the “Transaction”). Because the Adviser would be acquired along with DST, the closing of the Transaction (the “Closing”) may be deemed a change in control with respect to the Adviser. The Closing occurred on April 16, 2018. This change in control with respect to the Adviser may be deemed to trigger an “assignment” of the Existing Advisory Agreements under the Investment Company Act of 1940, as amended (the “1940 Act”). As required by the 1940 Act, the Existing Advisory Agreements provide for their automatic termination in the event of an assignment, and therefore, the Existing Advisory Agreements automatically terminated upon Closing. In order for the Adviser to continue as the Funds’ investment adviser, the Board and the Funds’ shareholders must approve the New Advisory Agreement which would take effect, if approved, upon the date of such shareholder approval. As of the date of this report, the New Advisory Agreement has not received shareholder approval and efforts to secure such shareholder approval are ongoing. The Interim Advisory Agreement approved by the Board permits the Adviser to continue as investment adviser to the Funds from the date of the Closing until the Funds’ shareholders approve the New Advisory Agreement, subject to a maximum term of 150 days.

In evaluating the Advisory Agreements with respect to each Fund, the Independent Trustees considered various factors, including (i) the nature, extent and quality of the services provided (or to be provided) by AAI with respect to the applicable Fund under the Advisory Agreements; (ii) the advisory fees and other expenses paid by the Fund compared to those of similar funds managed by other investment advisers; (iii) the costs of the services provided to the Fund by AAI and the profits realized by AAI and its affiliates from its relationship to the Fund; (iv) the extent to which economies of scale have been or would be realized if and as the assets of the Fund grow and whether fees reflect the economies of scale for the benefit of shareholders; and (v) any additional benefits and other considerations.

With respect to the nature, extent and quality of the services provided (or to be provided) by AAI under the Advisory Agreements, the Independent Trustees considered and reviewed information concerning the services provided (or to be provided) under the Advisory Agreements, the investment parameters of the index of each Fund, financial information regarding AAI and its parent company, information describing AAI’s current organization and the background and experience of the persons responsible for the day-to-day management of the Funds.

The Independent Trustees reviewed information on the performance of each Fund and its applicable benchmark. The Independent Trustees also evaluated the correlation and tracking error between each underlying index and its corresponding Fund’s performance. Based on their review, the Independent Trustees found that the nature and extent of services provided (or to be provided) to each Fund under the Advisory Agreements was appropriate and that the quality was satisfactory.

The Independent Trustees noted that the advisory fees for each Fund were unitary fees pursuant to which AAI assumes all expenses of the Funds (including the cost of transfer agency, custody, fund administration, legal, audit and other services) other than the payments under the Advisory Agreements, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

With respect to advisory fee rates, the Independent Trustees noted the following:

The net advisory fee rate for each of the Funds is equal to the median of its Broadridge expense group and the Funds’ respective expense ratios are equal to the median for their respective Broadridge expense group.

Based on the foregoing, and the other information available to them, the Independent Trustees concluded that the advisory fee rate for each of the Funds was reasonable under the circumstances and in light of the quality of the services provided.

The Independent Trustees considered other benefits available to AAI because of its relationship with the Funds and concluded that the advisory fees were reasonable taking into account any such benefits.

The Independent Trustees also considered with respect to each Fund the information provided by AAI about the costs and profitability of AAI with respect to each of the Funds. The Independent Trustees reviewed and noted the relatively small sizes of the Funds in considering economies of scale that may be realized by AAI. The Independent Trustees determined that they would continue to evaluate whether further economies of scale have been achieved on an ongoing basis.

23 | May 31, 2018

Sprott ETFs

Board Considerations Regarding Approval of Investment Advisory Agreements	May 31, 2018 (Unaudited)

In voting to renew each Existing Advisory Agreement and approve each New Advisory Agreement and Interim Advisory Agreement, the Independent Trustees concluded that the terms of each Advisory Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Independent Trustees considered relevant in the exercise of their reasonable business judgment. The Independent Trustees did not identify any single factor or group of factors as all important or controlling and considered all factors together.

24 | May 31, 2018

Semi-Annual Report *May 31, 2018*

This report has been prepared for shareholders of the ETFs described herein and may be distributed to others only if preceded or accompanied by a prospectus.

Learn More
866.759.5679 | alpsfunds.com

2018
SEMI-ANNUAL REPORT
ALPS ETF TRUST

EQLT WORKPLACE EQUALITY PORTFOLIO

TABLE OF

CONTENTS

Performance Overview	1
Disclosure of Fund Expenses	3
Financial Statements
Schedule of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Additional Information	17
Board Considerations Regarding Approval of Investment Advisory Agreement	18

www.alpsfunds.com

Workplace Equality Portfolio

Performance Overview	May 31, 2018 (Unaudited)

Investment Objective

The Workplace Equality Portfolio (the “Fund”) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Workplace Equality Index™ (the “Underlying Index”).

The Underlying Index is designed to provide a means of tracking the performance of companies which support workplace equality for lesbian, gay, bisexual and transgender (“LGBT”) employees. The Underlying Index consists of approximately 200 publicly traded stocks of U.S. and foreign companies which support equality for LGBT employees through their workplace practices, including non-discrimination policies regarding sexual orientation and gender identity and providing full benefits to for same-sex spouses, domestic partners and transgender individuals. The Underlying Index is compiled by Segall Bryant & Hamill, LLC (“SBH” or the “Index Provider”). The Index Provider uses publicly available lists and screening sources such as the National Gay & Lesbian Chamber of Commerce®, Diversity Inc. Top 50®, Stonewall® or other screening sources, to identify companies with workplace policies that meet the Underlying Index’s criteria for equality for LGBT employees as described above (as well as market capitalization and liquidity requirements). The Index Provider also utilizes its own proprietary database for index screening. The criteria are subject to change in response to changes in law.

Performance (as of May 31, 2018)

	6 Months	1 Year	3 Year	Since Inception^
Workplace Equality Portfolio - NAV	0.89%	10.40%	9.42%	10.28%
Workplace Equality Portfolio - Market Price*	1.28%	10.89%	9.58%	10.39%
Workplace Equality IndexTM	1.24%	11.16%	10.23%	11.11%
S&P 500® Total Return Index	3.16%	14.38%	10.97%	11.65%

Total Expense Ratio (per the current prospectus) 0.75%

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.844.375.8383.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund Commencement date was February 25, 2014.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The Workplace Equality IndexTM: an equal weighted index of companies that support lesbian, gay, bisexual and transgender (LGBT) equality in their workplace.

The S&P 500® Total Return Index: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. The indexes are reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. One cannot invest directly in an index. Index performance does not reflect Fund performance.

The Fund invests in stocks of companies which meet the Underlying Index's criteria for supporting workplace equality for LGBT employees. The trend of companies supporting workplace equality in this fashion is relatively recent, and there may be a limited number of companies which meet the Underlying Index's criteria.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The Workplace Equality Portfolio is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Workplace Equality Portfolio.

ALPS Portfolio Solutions Distributor, Inc. is not affiliated with SBH.

1 | May 31, 2018

Workplace Equality Portfolio

Performance Overview	May 31, 2018 (Unaudited)

Top 10 Holdings* (as of May 31, 2018)

Tiffany & Co.	0.57%
Sears Holdings Corp.	0.52%
Macy's, Inc.	0.51%
Navigant Consulting, Inc.	0.50%
Park Hotels & Resorts, Inc.	0.50%
Genworth Financial, Inc.	0.49%
American Eagle Outfitters, Inc.	0.49%
Booz Allen Hamilton Holding Corp.	0.48%
Barnes & Noble, Inc.	0.48%
Intuit, Inc.	0.48%
Total % of Top 10 Holdings	5.02%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned)
Sector Allocation* (as of May 31, 2018)

Consumer Discretionary	21.85%
Financials	21.09%
Information Technology	15.76%
Health Care	11.26%
Industrials	11.07%
Consumer Staples	8.27%
Utilities	2.97%
Materials	2.95%
Telecommunication Services	1.93%
Real Estate	1.75%
Energy	0.92%
Money Market Fund	0.18%
Total	100.00%

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2018)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

2 | May 31, 2018

Workplace Equality Portfolio

Disclosure of Fund Expenses	May 31, 2018 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2018.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Yomay use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expense Ratio(a)	Expenses Paid During Period 12/1/17 - 5/31/18(b)
Workplace Equality Portfolio
Actual	$1,000.00	$1,008.90	0.75%	$3.76
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	0.75%	$3.78

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

3 | May 31, 2018

Workplace Equality Portfolio

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.67%)
Consumer Discretionary (21.81%)
Abercrombie & Fitch Co., Class A	4,088	$97,499
American Eagle Outfitters, Inc.	4,712	104,606
Aramark	2,201	85,443
Barnes & Noble, Inc.	17,675	103,399
Best Buy Co., Inc.	1,307	89,203
Caesars Entertainment Corp.(a)	7,264	88,258
CBS Corp., Class B	1,769	89,104
Choice Hotels International, Inc.	1,087	87,340
Comcast Corp., Class A	2,571	80,164
Darden Restaurants, Inc.	964	84,263
Ford Motor Co.	8,160	94,248
GameStop Corp., Class A(b)	5,893	77,788
Gap, Inc.	2,856	79,911
General Motors Co.	2,384	101,797
Groupon, Inc.(a)	19,825	95,358
Hilton Grand Vacations, Inc.(a)	2,054	81,667
Hilton Worldwide Holdings, Inc.	1,103	89,023
Home Depot, Inc.	506	94,394
Hyatt Hotels Corp., Class A	1,146	93,663
InterContinental Hotels Group PLC, ADR(b)	1,464	94,443
Interpublic Group of Cos., Inc.	3,831	86,581
L Brands, Inc.	2,262	76,704
Macy's, Inc.	3,134	109,408
Marriott International, Inc., Class A	637	86,224
Mattel, Inc.(b)	6,522	101,221
McDonald's Corp.	556	88,966
MGM Resorts International	2,529	79,537
Netflix, Inc.(a)	281	98,800
Newell Brands, Inc.	3,165	74,631
NIKE, Inc., Class B	1,390	99,802
Nordstrom, Inc.	1,844	90,411
Office Depot, Inc.	38,709	91,353
Pearson PLC, Sponsored ADR	8,514	101,998
Royal Caribbean Cruises, Ltd.	724	76,005
Sears Holdings Corp.(a)(b)	39,864	112,018
Sirius XM Holdings, Inc.(b)	14,094	100,067
Sony Corp., Sponsored ADR	1,811	85,280
Starbucks Corp.	1,522	86,252
Tapestry, Inc.	1,723	75,330
Target Corp.	1,278	93,153
TEGNA, Inc.	7,199	74,654
Tesla, Inc.(a)(b)	276	78,585
Tiffany & Co.	943	123,326
Time Warner, Inc.	952	89,640
TJX Cos., Inc.	1,109	100,165
Toyota Motor Corp., Sponsored ADR	692	88,555
Viacom, Inc., Class B	2,888	78,265
Visteon Corp.(a)	744	92,970
Walt Disney Co.	875	87,036
Whirlpool Corp.	563	81,494
Wyndham Worldwide Corp.	777	84,258
Wynn Resorts, Ltd.	485	95,065
Total Consumer Discretionary		4,699,325
Security Description	Shares	Value
Consumer Staples (8.26%)
Altria Group, Inc.	1,446	$80,600
Avon Products, Inc.(a)	31,223	56,201
Brown-Forman Corp., Class B	1,695	95,869
Campbell Soup Co.	2,084	70,106
Clorox Co.	710	85,789
Coca-Cola Co.	2,069	88,967
Colgate-Palmolive Co.	1,302	82,143
Diageo PLC, Sponsored ADR	665	97,436
Estee Lauder Cos., Inc., Class A	625	93,400
General Mills, Inc.	1,836	77,645
Hershey Co.	894	80,496
Hormel Foods Corp.	2,711	97,298
Kellogg Co.	1,378	88,729
Kimberly-Clark Corp.	824	83,100
Kraft Heinz Co.	1,379	79,265
Kroger Co.	3,821	92,965
Mondelez International, Inc., Class A	2,132	83,724
PepsiCo, Inc.	818	82,005
Procter & Gamble Co.	1,148	83,999
Unilever NV, NY Shares	1,704	95,032
Walgreens Boots Alliance, Inc.	1,365	85,162
Total Consumer Staples		1,779,931

Energy (0.92%)
Chevron Corp.	781	97,079
Royal Dutch Shell PLC, Class A, Sponsored ADR	1,459	101,517
Total Energy		198,596

Financials (21.06%)
American Express Co.	975	95,842
American International Group, Inc.	1,653	87,262
Ameriprise Financial, Inc.	577	79,990
Aon PLC	622	86,999
Aviva PLC, Sponsored ADR	6,461	87,676
Bank of America Corp.	2,811	81,631
Bank of Montreal	1,196	92,570
Bank of New York Mellon Corp.	1,646	90,119
Barclays PLC, Sponsored ADR	7,738	82,642
BlackRock, Inc.	161	86,011
Brighthouse Financial, Inc.(a)	1,713	80,699
Capital One Financial Corp.	920	86,480
Charles Schwab Corp.	1,624	90,327
Chubb, Ltd.	646	84,426
Citigroup, Inc.	1,230	82,029
CNA Financial Corp.	1,732	81,369
Comerica, Inc.	920	86,747
Credit Suisse Group AG, Sponsored ADR(b)	4,986	76,784
Deutsche Bank AG	5,747	63,677
Discover Financial Services	1,196	88,337
FactSet Research Systems, Inc.	423	85,027
Fifth Third Bancorp	2,690	82,260
Franklin Resources, Inc.	2,572	86,342
Genworth Financial, Inc., Class A(a)	30,886	106,248
Goldman Sachs Group, Inc.	338	76,347

4 | May 31, 2018

Workplace Equality Portfolio

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Shares	Value
Financials (continued)
Hartford Financial Services Group, Inc.	1,677	$87,757
HSBC Holdings PLC, Sponsored ADR(b)	1,832	88,632
Huntington Bancshares, Inc.	5,628	83,688
JPMorgan Chase & Co.	783	83,789
KeyCorp	4,316	83,903
M&T Bank Corp.	474	81,566
Marsh & McLennan Cos., Inc.	1,076	86,478
MetLife, Inc.	1,923	88,439
Moody's Corp.	541	92,278
Morgan Stanley	1,577	79,071
Northern Trust Corp.	850	87,142
PNC Financial Services Group, Inc.	571	81,887
Principal Financial Group, Inc.	1,456	81,245
Progressive Corp.	1,465	90,962
Prudential Financial, Inc.	828	80,184
Royal Bank of Canada	1,154	87,231
S&P Global, Inc.	468	92,430
State Street Corp.	852	81,886
Sun Life Financial, Inc.	2,134	88,198
SunTrust Banks, Inc.	1,268	85,603
T Rowe Price Group, Inc.	782	94,950
Thomson Reuters Corp.	2,285	88,704
Toronto-Dominion Bank	1,591	92,898
Travelers Cos., Inc.	642	82,510
UBS Group AG	4,925	74,959
US Bancorp	1,693	84,633
Voya Financial, Inc.	1,710	88,817
Wells Fargo & Co.	1,642	88,652
Total Financials		4,536,333

Health Care (11.24%)
AbbVie, Inc.	816	80,735
Aetna, Inc.	517	91,059
Anthem, Inc.	402	89,011
AstraZeneca PLC, Sponsored ADR	2,664	98,648
athenahealth, Inc.(a)	634	95,398
Baxter International, Inc.	1,334	94,501
Biogen, Inc.(a)	314	92,304
Boston Scientific Corp.(a)	3,242	98,524
Bristol-Myers Squibb Co.	1,362	71,669
Cardinal Health, Inc.	1,276	66,467
Cigna Corp.	540	91,460
CVS Health Corp.	1,371	86,908
Danaher Corp.	883	87,664
Eli Lilly & Co.	1,133	96,350
Express Scripts Holding Co.(a)	1,183	89,683
GlaxoSmithKline PLC, Sponsored ADR	2,446	99,112
Henry Schein, Inc.(a)	1,327	91,828
Humana, Inc.	333	96,896
Johnson & Johnson	692	82,777
McKesson Corp.	593	84,170
Medtronic PLC	1,132	97,714
Merck & Co., Inc.	1,633	97,213
Novartis AG, Sponsored ADR	1,103	82,196
Security Description	Shares	Value
Health Care (continued)
Pfizer, Inc.	2,469	$88,711
Sanofi, Sponsored ADR	2,215	84,768
Thermo Fisher Scientific, Inc.	435	90,598
UnitedHealth Group, Inc.	393	94,913
Total Health Care		2,421,277

Industrials (11.05%)
3M Co.	382	75,342
Alaska Air Group, Inc.	1,388	84,404
American Airlines Group, Inc.	1,636	71,231
Arconic, Inc.	3,721	65,676
Boeing Co.	273	96,140
Cummins, Inc.	575	81,874
Eaton Corp. PLC	1,124	86,076
Fortive Corp.	1,156	84,030
General Electric Co.	6,289	88,549
Harris Corp.	581	87,423
Herman Miller, Inc.	2,402	78,665
Huron Consulting Group, Inc.(a)	2,478	100,359
IHS Markit, Ltd.(a)	1,846	90,971
JetBlue Airways Corp.(a)	4,051	76,523
Lockheed Martin Corp.	271	85,240
ManpowerGroup, Inc.	746	67,140
Navigant Consulting, Inc.(a)	4,435	108,037
Nielsen Holdings PLC	2,697	81,368
Northrop Grumman Corp.	264	86,394
Owens Corning	1,110	70,174
Raytheon Co.	432	90,504
Rockwell Automation, Inc.	505	88,582
Rockwell Collins, Inc.	666	91,582
Southwest Airlines Co.	1,504	76,824
Steelcase, Inc., Class A	6,335	91,224
United Continental Holdings, Inc.(a)	1,286	89,493
United Technologies Corp.	708	88,373
WW Grainger, Inc.	320	98,877
Total Industrials		2,381,075

Information Technology (15.74%)
Accenture PLC, Class A	575	89,551
Adobe Systems, Inc.(a)	410	102,205
Alphabet, Inc., Class C(a)	78	84,629
Apple, Inc.	506	94,556
Automatic Data Processing, Inc.	775	100,766
Booz Allen Hamilton Holding Corp.	2,308	104,068
Broadridge Financial Solutions, Inc.	843	97,324
CA, Inc.	2,529	90,386
Cars.com, Inc.(a)	3,037	77,990
Cisco Systems, Inc.	2,054	87,726
Conduent, Inc.(a)	4,596	88,473
Convergys Corp.	3,838	90,730
Corning, Inc.	3,058	83,086
eBay, Inc.(a)	2,120	79,966
Electronic Arts, Inc.(a)	699	91,506
Facebook, Inc., Class A(a)	490	93,972
Hewlett Packard Enterprise Co.	4,795	73,076
HP, Inc.	3,844	84,683
Intel Corp.	1,774	97,925

5 | May 31, 2018

Workplace Equality Portfolio

Schedule of Investments	May 31, 2018 (Unaudited)

Security Description	Shares	Value
Information Technology (continued)
International Business Machines Corp.	566	$79,981
Intuit, Inc.	507	102,211
Mastercard, Inc., Class A	498	94,680
Microsoft Corp.	958	94,689
NCR Corp.(a)	2,606	78,441
NetApp, Inc.	1,418	96,878
Nokia OYJ, Sponsored ADR	15,681	90,793
NVIDIA Corp.	361	91,041
Oracle Corp.	1,725	80,592
PayPal Holdings, Inc.(a)	1,093	89,703
QUALCOMM, Inc.	1,510	87,761
Salesforce.com, Inc.(a)	720	93,118
Symantec Corp.	3,314	68,865
Tech Data Corp.(a)	1,041	90,369
Texas Instruments, Inc.	822	91,990
Twitter, Inc.(a)	2,523	87,548
Visa, Inc., Class A	731	95,556
Xerox Corp.	2,910	79,094
Yelp, Inc.(a)	1,953	83,686
Total Information Technology		3,389,614

Materials (2.95%)
Alcoa Corp.(a)	1,922	92,391
Ball Corp.	2,254	83,285
Chemours Co.	1,830	89,652
DowDuPont, Inc.	1,329	85,202
Ecolab, Inc.	660	94,123
Monsanto Co.	770	98,144
Praxair, Inc.	590	92,193
Total Materials		634,990

Real Estate (1.74%)
CBRE Group, Inc., Class A(a)	1,905	87,992
Jones Lang LaSalle, Inc.	523	85,646
Park Hotels & Resorts, Inc.	3,341	107,647
Weyerhaeuser Co.	2,533	94,557
Total Real Estate		375,842

Telecommunication Services (1.93%)
AT&T, Inc.	2,510	81,123
BT Group PLC, Sponsored ADR(b)	5,673	77,096
Sprint Corp.(a)(b)	17,465	89,770
T-Mobile US, Inc.(a)	1,395	77,702
Verizon Communications, Inc.	1,870	89,143
Total Telecommunication Services		414,834

Utilities (2.97%)
American Electric Power Co., Inc.	1,347	91,529
Edison International	1,409	87,583
Exelon Corp.	2,405	99,543
PG&E Corp.	2,040	88,393
Portland General Electric Co.	2,287	97,563
PPL Corp.	3,240	88,517
Security Description	Shares	Value
Utilities (continued)
Sempra Energy	805	$85,757
Total Utilities		638,885

TOTAL COMMON STOCKS
(Cost $19,130,022)		21,470,702

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (2.31%)
Money Market Fund (0.18%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $38,805)	1.669%	38,805	38,805

Investments Purchased with Collateral
from Securities Loaned (2.13%)
State Street Navigator Securities Lending Prime Portfolio, 1.77%
(Cost $459,899)		459,899	459,899

TOTAL SHORT TERM INVESTMENTS
(Cost $498,704)			498,704

TOTAL INVESTMENTS (101.98%)
(Cost 19,628,726)			$21,969,406

NET LIABILITIES LESS OTHER ASSETS (-1.98%)			(427,368)

NET ASSETS (100.00%)			$21,542,038

(a)	Non-income producing security.

(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $645,770.

See Notes to Financial Statements.

6 | May 31, 2018

Workplace Equality Portfolio

Statement of Assets and Liabilities	May 31, 2018 (Unaudited)

ASSETS:
Investments, at value	$21,969,406
Cash held in escrow account (Note 3)	5,733
Foreign tax reclaims	86
Dividends receivable	45,686
Total Assets	22,020,911

LIABILITIES:
Payable to adviser	18,974
Payable for collateral upon return of securities loaned	459,899
Total Liabilities	478,873
NET ASSETS	$21,542,038

NET ASSETS CONSIST OF:
Paid-in capital	$18,276,021
Accumulated net investment income	121,127
Accumulated net realized gain on investments	804,206
Net unrealized appreciation on investments	2,340,684
NET ASSETS	$21,542,038

INVESTMENTS, AT COST	$19,628,726

PRICING OF SHARES
Net Assets	$21,542,038
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	600,000
Net Asset Value, offering and redemption price per share	$35.90

See Notes to Financial Statements.

7 | May 31, 2018

Workplace Equality Portfolio

Statement of Operations	For the Six Months Ended May 31, 2018 (Unaudited)

INVESTMENT INCOME:
Dividends(a)	$216,392
Securities lending income	6,310
Total Investment Income	222,702

EXPENSES:
Investment adviser fees	74,367
Total Expenses	74,367
NET INVESTMENT INCOME	148,335

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain on investments	920,083
Net realized loss on foreign currency transactions	(56)
Net realized gain	920,027
Net change in unrealized depreciation on investments	(1,084,565)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	8
Net change in unrealized depreciation	(1,084,557)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(164,530)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,195)

(a)	Net of foreign tax withholding $3,776.

See Notes to Financial Statements.

8 | May 31, 2018

Workplace Equality Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2018 (Unaudited)	For the Year Ended November 30, 2017
OPERATIONS:
Net investment income	$148,335	$201,164
Net realized gain	920,027	572,823
Net change in unrealized appreciation/(depreciation)	(1,084,557)	2,027,738
Net increase/(decrease) in net assets resulting from operations	(16,195)	2,801,725

DISTRIBUTIONS:
Dividends to shareholders from net investment income	(212,000)	(183,001)
Net decrease in net assets from distributions	(212,000)	(183,001)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	7,460,781	4,813,655
Cost of shares redeemed	(3,692,322)	(1,553,228)
Net increase from capital share transactions	3,768,459	3,260,427
Net increase in net assets	3,540,264	5,879,151

NET ASSETS:
Beginning of period	18,001,774	12,122,623
End of period*	$21,542,038	$18,001,774

*Including accumulated net investment income of:	$121,127	$184,792

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	500,000	400,000
Shares sold	200,000	150,000
Shares redeemed	(100,000)	(50,000)
Shares outstanding, end of period	600,000	500,000

See Notes to Financial Statements.

9 | May 31, 2018

Workplace Equality Portfolio

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2018 (Unaudited)		For the Year Ended November 30, 2017	For the Year Ended November 30, 2016	For the Year Ended November 30, 2015	For the Period February 25, 2014 (Commencement of Operations) to November 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$36.00		$30.31	$27.69	$27.92	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.27		0.45	0.46	0.36	0.28
Net realized and unrealized gain/(loss)	0.05		5.70	2.55	(0.20)	2.64
Total from investment operations	0.32		6.15	3.01	0.16	2.92

DISTRIBUTIONS:
From net investment income	(0.42)		(0.46)	(0.39)	(0.39)	-
Total distributions	(0.42)		(0.46)	(0.39)	(0.39)	-

Net increase/(decrease) in net asset value	(0.10)		5.69	2.62	(0.23)	2.92
NET ASSET VALUE, END OF PERIOD	$35.90		$36.00	$30.31	$27.69	$27.92
TOTAL RETURN(b)	0.89%		20.56%	11.04%	0.59%	11.68%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$21,542		$18,002	$12,123	$9,691	$6,979

Ratio of expenses to average net assets	0.75	%(c)	0.75%	0.75%	0.75%	0.75	%(c)
Ratio of net investment income to average net assets	1.50	%(c)	1.38%	1.69%	1.31%	1.42	%(c)
Portfolio turnover rate(d)	7%		22%	34%	26%	8%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

10 | May 31, 2018

Workplace Equality Portfolio

Notes to Financial Statements	May 31, 2018 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2018, the Trust consisted of twenty separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the Workplace Equality Portfolio (the “Fund”). The investment objective of the Fund is to seek investment results that correspond generally, before fees and expenses, to the price and yield of the Workplace Equality IndexTM. The investment advisor uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

The Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. The Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

11 | May 31, 2018

Workplace Equality Portfolio

Notes to Financial Statements	May 31, 2018 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability; including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2018:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 -Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$21,470,702	$—	$—	$21,470,702
Short Term Investments
Money Market Fund	38,805	—	—	38,805
Investments Purchased with Collateral from
Securities Loaned	459,899	—	—	459,899
TOTAL	$21,969,406	$—	$—	$21,969,406

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2018, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

12 | May 31, 2018

Workplace Equality Portfolio

Notes to Financial Statements	May 31, 2018 (Unaudited)

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2018.

At November 30, 2017, the Fund had available for tax purposes unused post-enactment capital loss carryforwards as follows:

Fund	Short-Term	Long-Term
Workplace Equality Portfolio	$—	$66,172

The tax character of the distributions paid during the fiscal years ended November 30, 2017 were as follows:

Ordinary Income
November 30, 2017
Workplace Equality Portfolio	$183,001

As of May 31, 2018, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Workplace Equality Portfolio
Gross appreciation (excess of value over tax cost)	$3,579,412
Gross depreciation (excess of tax cost over value)	(1,279,279)
Net unrealized appreciation (depreciation)	$2,300,133
Cost of investments for income tax purposes	$19,669,273

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2018.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

13 | May 31, 2018

Workplace Equality Portfolio

Notes to Financial Statements	May 31, 2018 (Unaudited)

G. Lending of Portfolio Securities

The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of the Fund's securities lending agreement and related cash and non-cash collateral received as of May 31, 2018:

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Workplace Equality Portfolio	$645,770	$459,899	$228,496	$688,395

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2018:

Workplace Equality Portfolio		Remaining contractual maturity of the agreement

Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$459,899	$–	$—	$—	$459,899
Total Borrowings					459,899
Gross amount of recognized liabilities for securities lending (collateral received)					$459,899

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.75% of the Fund’s average daily net assets. From time to time, the Adviser may waive all or a portion of its fee.

14 | May 31, 2018

Workplace Equality Portfolio

Notes to Financial Statements	May 31, 2018 (Unaudited)

Capitalized terms used but not defined within this paragraph, shall have the respective meanings given to them in the Board Considerations Regarding Approval of Investment Advisory Agreement section of this Semi-Annual Report (“Board Considerations”). As discussed in the Board Considerations, the Adviser is an indirect wholly owned subsidiary of DST and on April 16, 2018, DST was acquired by SS&C resulting in a change of control of the Adviser. As discussed in the Board Considerations, in order for the Adviser to continue to serve as the investment adviser to the applicable Fund, among other approvals, the Board approved an Interim Advisory Agreement between the Adviser and the Trust, on behalf of the Funds. The Interim Advisory Agreement is effective for the earlier of 150 days from the close of the Transaction or the date of shareholder approval of the New Advisory Agreement. Under the terms of the Interim Advisory Agreement, the unitary management fee paid to the Adviser will be held in escrow until shareholder approval of the New Advisory Agreement is obtained and is reported as Cash held in escrow account on the Statement of Assets and Liabilities.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the licensing fees to the Index provider, the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, both the Chairman of the Board and Chairman of the Audit Committee each receives a quarterly retainer of $2,000, in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2018, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Fund	Purchases	Sales
Workplace Equality Portfolio	$1,368,022	$2,766,566

For the six months ended May 31, 2018, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Workplace Equality Portfolio	$7,456,738	$2,367,615

For the six months ended May 31, 2018, the Workplace Equality Portfolio had in-kind net realized gain of $872,050.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

15 | May 31, 2018

Workplace Equality Portfolio

Notes to Financial Statements	May 31, 2018 (Unaudited)

6. SHAREHOLDER MEETING

A Special Meeting of Shareholders of the Fund, a series of the Trust, was held at the offices of ALPS Fund Services, Inc., at 1290 Broadway, Suite 1100, Denver, CO 80203 on May 31, 2018. At the meeting, the following matters were voted on by the Shareholders. The results of the Special Meeting of Shareholders are noted below:

Proposal 1: To approve a new investment advisory agreement (the “New Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser.

	Shares Voted In Favor	Shares Voted Against/Withheld or Abstentions	Proposal Approved
Workplace Equality Portfolio	264,300	13,129	Yes

Proposal 2: To approve a proposal that would authorize the Adviser to enter into and materially amend sub-advisory agreements in the future with wholly-owned sub-advisers and unaffiliated sub-advisers, with the approval of the Board, but without obtaining additional Shareholder approval.

	Shares Voted In Favor	Shares Voted Against/Withheld or Abstentions	Proposal Approved
Workplace Equality Portfolio	43,272	234,157	No

16 | May 31, 2018

Workplace Equality Portfolio

Additional Information	May 31, 2018 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-Q. Forms N-Q for the Fund are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s Forms N-Q are available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION

The Fund designates the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2017:

	Qualified Dividend Income	Dividend Received Deduction
Workplace Equality Portfolio	100.00%	100.00%

In early 2018, if applicable, shareholders of record received this information for the distribution paid to them by the Fund during the calendar year 2017 via Form 1099. The Fund will notify shareholders in early 2019 of amounts paid to them by the Fund, if any, during the calendar year 2018.

LICENSING AGREEMENT

Segall Bryant & Hamill, LLC ("SBH") has entered into an index licensing agreement with ALPS Advisors Inc. (the “Adviser”) to allow the Adviser’s use of the Workplace Equality Index™, the underlying index of the Workplace Equality Portfolio (the “Fund”). The following disclosure relates to such licensing agreement:

SBH is the designer of the construction and methodology for the Index. “SBH” and “Workplace Equality Index™” are service marks or trademarks of SBH. SBH acts as brand licensor for the Index. SBH is not responsible for the descriptions of the Index or the Fund that appear herein. SBH is not affiliated with the Trust, the Adviser or the Distributor.

The Fund is not sponsored, endorsed or promoted by SBH. SBH makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities or commodities generally or in the Fund particularly and does not guarantee the quality, accuracy or completeness of the Index or any Index data included herein or derived there from and assume no liability in connection with their use. The Index is determined and composed without regard to the Adviser or the Fund. SBH has no obligation to take the needs of the Adviser, the Fund or the shareholders of the Fund into consideration in connection with the foregoing. SBH is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the NAV of the Fund. SBH has no obligation or liability in connection with the administration or trading of the Fund.

SBH does not guarantee the accuracy and/or completeness of the Index or any data included therein, and SBH shall have no liability for any errors, omissions, or interruptions therein. SBH makes no warranty, express or implied, as to results to be obtained by the Adviser, the Fund, Fund shareholders or any other person or entity from the use of the Index or any data included therein. SBH makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall SBH have any liability for any special, punitive, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

The Adviser does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

17 | May 31, 2018

Workplace Equality Portfolio

Board Considerations Regarding Approval of	May 31, 2018 (Unaudited)
Investment Advisory Agreement

At an in-person meeting held on March 5, 2018, the Board of Trustees of the Trust (the “Board” or the “Trustees”), including the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act, as amended (the “Independent Trustees”), evaluated a proposal to approve each of (i) the continuance of the investment advisory agreement between the Trust and ALPS Advisors, Inc. (the “Adviser” or “AAI”) with respect to the Workplace Equality Portfolio (“EQLT” or “the Fund”) (the “Existing Advisory Agreement”); (ii) a new investment advisory agreement between the Adviser and the Trust on behalf of the Fund (the “New Advisory Agreement”); and (iii) an interim investment advisory agreement between the Adviser and the Trust on behalf of the Fund (the “Interim Advisory Agreement” and together with the Existing Advisory Agreement and New Advisory Agreement, the “Advisory Agreements”). The Independent Trustees also met separately to consider the Advisory Agreements.

Consideration by the Board of the New Advisory Agreement and Interim Advisory Agreement was necessary because DST Systems, Inc. (“DST”), the ultimate parent company to the Adviser, had had entered into an agreement to be acquired by SS&C Technologies Holdings, Inc. (“SS&C”) (the “Transaction”). Because the Adviser would be acquired along with DST, the closing of the Transaction (the “Closing”) may be deemed a change in control with respect to the Adviser. The Closing occurred on April 16, 2018. This change in control with respect to the Adviser may be deemed to trigger an “assignment” of the Existing Advisory Agreement under the Investment Company Act of 1940, as amended (the “1940 Act”). As required by the 1940 Act, the Existing Advisory Agreement provides for its automatic termination in the event of an assignment, and therefore, the Existing Advisory Agreement automatically terminated upon Closing. In order for the Adviser to continue as the Fund’s investment adviser, the Board and the Fund’s shareholders must approve the New Advisory Agreement which would take effect, if approved, upon the date of such shareholder approval. As of the date of this report, the New Advisory Agreement has received shareholder approval.

In evaluating the Advisory Agreements with respect to the Fund, the Independent Trustees considered various factors, including (i) the nature, extent and quality of the services provided (or to be provided) by AAI with respect to the Fund under the Advisory Agreements; (ii) the advisory fees and other expenses paid by the Fund compared to those of similar funds managed by other investment advisers; (iii) the costs of the services provided to the Fund by AAI and the profits realized by AAI and its affiliates from its relationship to the Fund; (iv) the extent to which economies of scale have been or would be realized if and as the assets of the Fund grow and whether fees reflect the economies of scale for the benefit of shareholders; and (v) any additional benefits and other considerations.

With respect to the nature, extent and quality of the services provided (or to be provided) by AAI under the Advisory Agreements, the Independent Trustees considered and reviewed information concerning the services provided (or to be provided) under the Advisory Agreements, the investment parameters of the index of the Fund, financial information regarding AAI and its parent company, information describing AAI’s current organization and the background and experience of the persons responsible for the day-to-day management of the Fund.

The Independent Trustees reviewed information on the performance of the Fund and its benchmark. The Independent Trustees also evaluated the correlation and tracking error between the underlying index and the Fund’s performance. Based on their review, the Independent Trustees found that the nature and extent of services provided (or to be provided) to the Fund under the Advisory Agreements was appropriate and that the quality was satisfactory.

The Independent Trustees noted that the advisory fee for the Fund was a unitary fee pursuant to which AAI assumes all expenses of the Fund (including the cost of transfer agency, custody, fund administration, legal, audit and other services) other than the payments under the Advisory Agreements, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

With respect to the advisory fee rate, the Independent Trustees noted the following:

The net advisory fee rate for the Fund is higher than the median of its Broadridge expense group and the Fund’s expense ratio is higher than the median of its Broadridge expense group.

The Independent Trustees took into account, among other things, the uniqueness of EQLT’s underlying index (and the fees charged by the index provider for licensing its index) and AAI’s view that “socially responsible” funds (which the Broadridge peer group did not include) would be EQLT’s closest competitors in the marketplace.

Based on the foregoing, and the other information available to them, the Independent Trustees concluded that the advisory fee rate for the Fund was reasonable under the circumstances and in light of the quality of the services provided.

The Independent Trustees considered other benefits available to AAI because of its relationship with the Fund and concluded that the advisory fees were reasonable taking into account any such benefits.

18 | May 31, 2018

Workplace Equality Portfolio

Board Considerations Regarding Approval of	May 31, 2018 (Unaudited)
Investment Advisory Agreement

The Independent Trustees also considered with respect to the Fund the information provided by AAI about the costs and profitability of AAI with respect to the Fund. The Independent Trustees reviewed and noted the relatively small size of the Fund in considering economies of scale that may be realized by AAI. The Independent Trustees determined that they would continue to evaluate whether further economies of scale have been achieved on an ongoing basis.

In voting to renew the Existing Advisory Agreement and approve the New Advisory Agreement and Interim Advisory Agreement, the Independent Trustees concluded that the terms of each Advisory Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Independent Trustees considered relevant in the exercise of their reasonable business judgment. The Independent Trustees did not identify any single factor or group of factors as all important or controlling and considered all factors together.

19 | May 31, 2018

SEMI-ANNUAL REPORT | May 31, 2018

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

Item 2.	Code of Ethics.

Not Applicable to this Report.

Item 3.	Audit Committee Financial Expert.

Not Applicable to this Report.

Item 4.	Principal Accountant Fees and Services.

Not Applicable to this Report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.	Investments.

(a) Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b) Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees have been implemented after the Registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable to this Report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS ETF TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke (Principal Executive Officer)
President

Date:	August 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke (Principal Executive Officer)
President

Date:	August 6, 2018

By:	/s/ Jeremy O. May
Jeremy O. May (Principal Financial Officer)
Treasurer

Date:	August 6, 2018